                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                       ----------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
            --------------------------------------------------------
           (Address of principal executive offices)         (Zip code)

                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                 -----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB GOVERNMENT CASH RESERVES(TM)

      SEMIANNUAL REPORT
      June 30, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

    Management's Discussion ................................................   2

    Performance and Fund Facts .............................................   5

    Fund Expenses ..........................................................   6

    Financial Statements ...................................................   7

    Financial Notes ........................................................  13

    Investment Advisory Agreement Approval .................................  16

    Trustees and Officers ..................................................  19

    Glossary ...............................................................  22

    Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

    Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that it's important to make sure that your cash is earning income between long-term investments by putting the money into a money market fund. While no investment is risk-free, money market funds carry, perhaps, the least amount of risk, as they generally are not as volatile as stocks or stock mutual funds. Money funds are good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

At Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in the higher tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities. In addition, several of the Schwab money funds offer share classes that carry lower expenses in exchange for higher investment minimums.

Now, as a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four during the six-month period covered in this report), yields on money market mutual funds are more attractive than they have been in many years. Not only that, but it's likely that the Fed will raise these rates again this year. Based on this expectation, we anticipate that the yields on money market funds will continue to move upwards over the next few months.

On behalf of Schwab Funds, I want to thank you for investing with us and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

On July 1, 2005, Schwab Funds launched the Schwab Target Funds(TM), a suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime. With a single investment in a Schwab Target Fund, you can avoid a common investment mistake--failing to adjust your portfolio over time.

The funds are designed to provide shareholders with investment management, asset allocation and ongoing re-allocation over time. You simply choose the fund that most closely matches the date of your retirement and our experienced portfolio managers will do the rest. They will rebalance four of the five funds from more aggressive to more conservative as you get closer to your retirement date. The fifth fund is designed to help generate income and additional growth after you've retired. It also is a good choice for investors already enjoying their retirement.

These no-load funds are a good value, as the funds have access to the lowest-priced eligible share class on the underlying Schwab affiliate funds. And because the funds invest in groups of other Schwab affiliate funds, they provide an additional layer of diversification.

At Schwab, we believe that having an asset-allocation plan that fits your retirement goals, time frame and tolerance for risk is a key element in meeting your long-term investment goals. The Schwab Target Funds are designed to help you do this. I encourage you to learn more about these funds at www.schwab.com/target, or call Schwab.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Government Cash Reserves

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has worked in fixed income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of


                                               Schwab Government Cash Reserves 3

MANAGEMENT'S DISCUSSION continued

      In this market environment, our strategy was to position the fund for a continued rise in rates.

the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

In response to the Federal Reserve's stated intentions to raise short-term interest rates at a "measured" pace, the yield curve for money market funds steepened during the first quarter. Over the course of the second quarter the yield curve began to flatten as the market questioned the duration of the Fed's tightening campaign.

In this market environment, our strategy was to position the fund for a continued rise in rates. To take advantage of the rising-rate environment, we kept the weighted average maturity (WAM) short. Keeping the WAM short provided flexibility to adapt and respond to the changes in interest rates. This is a similar strategy to our peers, as shortening the WAM enabled money funds to more quickly reinvest at higher rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Government Cash Reserves

PERFORMANCE AND FUND FACTS as of 6/30/05

Ticker Symbol: SWHXX

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                          2.52%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD-NO WAIVER 2                                                1.79%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                                                2.55%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              14 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                               Schwab Government Cash Reserves 5

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                            ENDING
                                                                   BEGINNING             ACCOUNT VALUE              EXPENSES
                                        EXPENSE RATIO 1          ACCOUNT VALUE         (Net of Expenses)       PAID DURING PERIOD 2
                                         (Annualized)              at 1/1/05               at 6/30/05           1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB GOVERNMENT CASH RESERVES(TM)
 Actual Return                              0.88%                    $1,000                $1,009.20                  $4.38
 Hypothetical 5% Return                     0.88%                    $1,000                $1,020.43                  $4.41

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Government Cash Reserves

SCHWAB GOVERNMENT CASH RESERVES

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-        1/1/04-       1/1/03-       1/1/02-       1/1/01-      1/1/00-
                                                     6/30/05*      12/31/04      12/31/03      12/31/02      12/31/01     12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00           1.00          1.00          1.00          1.00         1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.01           0.00 1        0.00 1        0.01          0.03         0.05
                                                     -------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                (0.01)         (0.00) 1      (0.00) 1      (0.01)        (0.03)       (0.05)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                       1.00           1.00          1.00          1.00          1.00         1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                       0.92 2         0.36          0.08          0.68          3.08         5.33

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.88 3         1.03 4        1.14 5        1.25          1.25         1.14 6
  Gross operating expenses                             1.36 3         1.40          1.45          1.41          1.50         1.47
  Net investment income                                1.85 3         0.35          0.08          0.67          2.99         5.24
Net assets, end of period ($ x 1,000,000)               597            650           644           639           562          412

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not Annualized.

3 Annualized.

4 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense ratio by an additional 0.13%.

5 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense ratio by an additional 0.11%.

6 The ratio of net operating expenses would have been 1.13% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 7

SCHWAB GOVERNMENT CASH RESERVES

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Delayed-delivery security

= All or a portion of this security is held as collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 36.0%  U.S. GOVERNMENT
        SECURITIES                                      215,159         215,159

 68.5%  OTHER INVESTMENTS                               408,734         408,734
--------------------------------------------------------------------------------
104.5%  TOTAL INVESTMENTS                               623,893         623,893

(4.5)%  OTHER ASSETS AND
        LIABILITIES                                                     (26,742)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      597,151

       ISSUER                                       FACE AMOUNT         VALUE
       RATE, MATURITY DATE                          ($ x 1,000)      ($ x 1,000)
       U.S. GOVERNMENT SECURITIES 36.0% of net assets

       DISCOUNT NOTES 29.9%
       -------------------------------------------------------------------------
       FANNIE MAE
     = 3.04%, 07/13/05                                   12,000           11,988
     = 3.07%, 07/13/05                                    6,100            6,094
       3.08%, 07/18/05                                    1,173            1,171
       3.06%, 07/20/05                                    4,250            4,243
       3.17%, 08/10/05                                    2,700            2,691
       3.29%, 09/14/05                                   20,000           19,864
     * 3.45%, 10/03/05                                   26,000           25,778

       FEDERAL HOME LOAN BANK
     = 3.05%, 07/15/05                                    5,000            4,994
       3.07%, 07/27/05                                    4,598            4,588
     = 3.03%, 08/02/05                                   28,000           27,925

       FREDDIE MAC
     = 2.70%, 07/05/05                                   15,000           14,996
     = 2.74%, 07/05/05                                   10,000            9,997
       3.03%, 07/12/05                                    3,100            3,097
       3.04%, 07/12/05                                   12,700           12,688
       3.01%, 07/19/05                                    4,354            4,347
     = 3.02%, 07/19/05                                   20,000           19,970
       3.06%, 08/01/05                                    4,298            4,287
                                                                     -----------
                                                                         178,718
       COUPON NOTES 6.1%
       -------------------------------------------------------------------------
       FANNIE MAE
       1.45%, 07/08/05                                   10,000            9,997

       FREDDIE MAC
       1.50%, 08/15/05                                   26,500           26,444
                                                                     -----------
                                                                          36,441


8 See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

                                                MATURITY AMOUNT         VALUE
       SECURITY                                   ($ x 1,000)        ($ x 1,000)
       OTHER INVESTMENTS 68.5% of net assets

       REPURCHASE AGREEMENTS 68.5%
       -------------------------------------------------------------------------
       BEAR STEARNS & CO. INC.
       Tri-Party Repurchase Agreement
       Collateralized by U.S. Government
       Securities with a value of $121,385
       3.45%, issued 06/30/05,
       due 07/01/05                                     119,011          119,000

       CREDIT SUISSE FIRST BOSTON L.L.C.
       Tri-Party Repurchase Agreement
       Collateralized by U.S. Government
       Securities with a value of $123,151
       3.40%, issued 06/30/05,
       due 07/01/05                                     120,746          120,734

       GOLDMAN SACHS & CO.
       Tri-Party Repurchase Agreement
       Collateralized by U.S. Government
       Securities with a value of $121,380
       3.45%, issued 06/30/05,
       due 07/01/05                                     119,011          119,000

       MORGAN STANLEY & CO., INC.
       Tri-Party Repurchase Agreement
       Collateralized by U.S. Government
       Securities with a value of $30,712
       3.26%, issued 06/23/05,
       due 07/07/05                                      30,038           30,000

       UBS FINANCIAL SERVICES, INC.
       Tri-Party Repurchase Agreement
       Collateralized by U.S. Government
       Securities with a value of $20,400
       3.15%, issued 06/13/05,
       due 07/07/05                                      20,042           20,000
                                                                     -----------
                                                                         408,734

END OF INVESTMENTS.


                                                          See financial notes. 9

SCHWAB GOVERNMENT CASH RESERVES

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $215,159 a
Repurchase agreements, at value                                         408,734 a
Interest receivable                                                         307
Prepaid expenses                                                     +      199
                                                                     -----------
TOTAL ASSETS                                                            624,399

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                613
   Investments bought                                                    25,778
   Transfer agent and shareholder service fees                                5
   Transaction service fees                                                 821
   Trustees' fees                                                             4
Accrued expenses                                                     +       27
                                                                     -----------
TOTAL LIABILITIES                                                        27,248

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            624,399
TOTAL LIABILITIES                                                    -   27,248
                                                                     -----------
NET ASSETS                                                             $597,151

NET ASSETS BY SOURCE
Capital received from investors                                         597,174
Net realized capital losses                                                 (23)

NET ASSET VALUE (NAV)

                       SHARES
NET ASSETS      /      OUTSTANDING      =      NAV
$597,151               597,175                 $1.00


  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $623,893.

  FEDERAL TAX DATA
  --------------------------------------
  COST BASIS OF PORTFOLIO       $623,893

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount:
    2007                              $1
    2011                    +         22
                            ------------
                                     $23


10 See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                  $8,489

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,182 a
Transfer agent and shareholder service fees                                1,399 b
Transaction service fees                                                   1,440 c
Trustees' fees                                                                12 d
Custodian and portfolio accounting fees                                       32
Professional fees                                                             16
Registration fees                                                             96
Shareholder reports                                                           32
Other expenses                                                          +      6
                                                                        --------
Total expenses                                                             4,215
Expense reduction                                                       -  1,484 e
                                                                        --------
NET EXPENSES                                                               2,731

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    8,489
NET EXPENSES                                                            -  2,731
                                                                        --------
NET INVESTMENT INCOME                                                      5,758
                                                                        --------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $5,758

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For transaction services, Schwab receives a fee based on the number and type of transactions provided.

d For the fund's independent trustees only.

e Includes $1,087 from the investment adviser (CSIM) and $397 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through April 29, 2006, to 0.65% of average daily net assets. Prior to April 30, 2005, this limit was 0.99%. This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 11

SCHWAB GOVERNMENT CASH RESERVES

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                               1/1/05-6/30/05    1/1/04-12/31/04
Net investment income                                  $5,758             $2,153
                                               ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  5,758              2,153

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                    5,758              2,153 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------
Shares sold                                         3,179,671          5,885,347
Shares reinvested                                       4,930              2,065
Shares redeemed                                +   (3,237,726)        (5,880,712)
                                               ----------------------------------
NET TRANSACTIONS IN FUND SHARES                       (53,125)             6,700

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                   650,276            643,576
Total increase or decrease                     +      (53,125)             6,700 c
                                               ----------------------------------
END OF PERIOD                                        $597,151           $650,276

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income                 $2,153
  Long-term capital gains            $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


12 See financial notes.

SCHWAB GOVERNMENT CASH RESERVES

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
 Schwab Money Market Fund
 Schwab Government Money Fund
 Schwab U.S. Treasury Money Fund
 Schwab Value Advantage Money Fund
 Schwab Municipal Money Fund
 Schwab California Municipal Money Fund
 Schwab New York Municipal Money Fund
 Schwab New Jersey Municipal Money Fund
 Schwab Pennsylvania Municipal Money Fund
 Schwab Florida Municipal Money Fund
 Schwab Massachusetts Municipal Money Fund
 Schwab Retirement Advantage Money Fund
 Schwab Retirement Money Fund
 SCHWAB GOVERNMENT CASH RESERVES
 Schwab Advisor Cash Reserves
 Schwab Cash Reserves

SCHWAB GOVERNMENT CASH RESERVES

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts that it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB GOVERNMENT CASH RESERVES

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including Schwab Government Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. The Board noted that certain funds, including the Government Cash Reserves, had lower performance relative to their respective peer groups than other funds, and inquired as to the underlying reasons for this relative performance. The Board also requested that CSIM evaluate the reasons for such funds' relative performance, consider appropriate measures to address the performance and report the results of their findings at the next Board meeting. Following such evaluation, and based upon CSIM's agreement to perform such analyses, etc. relating to performance, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. With respect to Schwab Government Cash Reserves, the Board also considered Schwab's agreement that that fund's net operating expenses (excluding interest, taxes and certain non-routine expenses) would not exceed 65 (sixty-five) basis points for the period April 30, 2005 until April 30, 2006. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chairman, Trustee:                Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                  Family of Funds, 1989;            Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                         Investments, 1991;                Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                         Capital Trust, 1993;              Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                         Annuity Portfolios, 1994.         CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                           (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                           Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                           Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                           University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                           Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                           Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                           Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                           Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE       TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK          2005 (all trusts).                EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                                    Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                           & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                           Century Management; Director, American Century Companies, Inc.
                                                           Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                           Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, CEO                    EVP, President, Director, Charles Schwab Investment Management,
5/4/55                   (all trusts).                     Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                           Management Products and Services Enterprise. Until 6/03: EVP,
                                                           CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment             SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer (all trusts).             Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                           Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           SVP, Chief Investment             Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                  Officer (all trusts).             Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                           Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                           Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER         SVP, Chief Investment             Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                  Officer (all trusts).             Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                           Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                           VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance                  Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                 Officer (all trusts).             Officer, Charles Schwab Investment Management, Inc.; Chief
                                                           Compliance Officer, Laudus Trust, Laudus Variable Insurance Trust.
                                                           Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab Investment
                                                           Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab
                                                           & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).           SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                    Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                           U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA           Treasurer, Principal              Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                   Financial Officer                 Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                         (all trusts).                     Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                           Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).                Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
8/13/60                                                    University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                           Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                           (mortgage insurance), Lucile Packard Children's Hospital.
                                                           Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                           Since 2004: Laudus Trust, Laudus Variable Insurance Trust.
                                                           Until 2001: Stanford University, Special Assistant to the President.
                                                           From 1996-2001: VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;            CEO, Dorward & Associates (corporate management, marketing
9/23/31                  Investments, 1991;                and communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;              Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                         Annuity Portfolios, 1994.         Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).                Dean Emeritus, Haas School of Business, University of California,
11/22/41                                                   Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                           Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                           Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                           2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                           Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;            Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;                services and investment advisory firm).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).                Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                                    Trustee, Cooper Industries (electrical products, tools and hardware);
                                                           Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;            Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;                Chair, CEO, North American Trust (real estate investment trust).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;            Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                  Investments, 1991;                management, and other investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13607-09

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

SCHWAB RETIREMENT MONEY FUND(R)

      SEMIANNUAL REPORT
      June 30, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

    Management's Discussion ................................................   2

    Performance and Fund Facts .............................................   5
      Schwab Retirement Advantage Money Fund(TM) ..........   5
      Schwab Retirement Money Fund(R) .....................   5

    Fund Expenses ..........................................................   6

    Financial Statements ...................................................   7
      Schwab Retirement Advantage Money Fund(TM) ..........   7
      Schwab Retirement Money Fund(R) .....................  16

    Financial Notes ........................................................  24

    Investment Advisory Agreement Approval .................................  27

    Trustees and Officers ..................................................  30

    Glossary ...............................................................  33

    Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

    Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that it's important to make sure that your cash is earning income between long-term investments by putting the money into a money market fund. While no investment is risk-free, money market funds carry, perhaps, the least amount of risk, as they generally are not as volatile as stocks or stock mutual funds. Money funds are good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

At Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in the higher tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities. In addition, several of the Schwab money funds offer share classes that carry lower expenses in exchange for higher investment minimums.

Now, as a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four during the six-month period covered in this report), yields on money market mutual funds are more attractive than they have been in many years. Not only that, but it's likely that the Fed will raise these rates again this year. Based on this expectation, we anticipate that the yields on money market funds will continue to move upwards over the next few months.

On behalf of Schwab Funds, I want to thank you for investing with us and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

On July 1, 2005, Schwab Funds launched the Schwab Target Funds(TM), a suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime. With a single investment in a Schwab Target Fund, you can avoid a common investment mistake--failing to adjust your portfolio over time.

The funds are designed to provide shareholders with investment management, asset allocation and ongoing re-allocation over time. You simply choose the fund that most closely matches the date of your retirement and our experienced portfolio managers will do the rest. They will rebalance four of the five funds from more aggressive to more conservative as you get closer to your retirement date. The fifth fund is designed to help generate income and additional growth after you've retired. It also is a good choice for investors already enjoying their retirement.

These no-load funds are a good value, as the funds have access to the lowest-priced eligible share class on the underlying Schwab affiliate funds. And because the funds invest in groups of other Schwab affiliate funds, they provide an additional layer of diversification.

At Schwab, we believe that having an asset-allocation plan that fits your retirement goals, time frame and tolerance for risk is a key element in meeting your long-term investment goals. The Schwab Target Funds are designed to help you do this. I encourage you to learn more about these funds at www.schwab.com/target, or call Schwab.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Retirement Advantage Money Fund and Schwab Retirement Money Fund

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the funds. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of


       Schwab Retirement Advantage Money Fund and Schwab Retirement Money Fund 3

MANAGEMENT'S DISCUSSION  continued

      In this market environment, our strategy was to position the funds for a continued rise in rates.

the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

IN RESPONSE TO THE FEDERAL RESERVE'S STATED INTENTIONS TO RAISE SHORT-TERM INTEREST RATES AT A "MEASURED" PACE, THE YIELD CURVE FOR MONEY MARKET FUNDS STEEPENED DURING THE FIRST QUARTER. Over the course of the second quarter the yield curve began to flatten as the market questioned the duration of the Fed's tightening campaign.

In this market environment, our strategy was to position the funds for a continued rise in rates. To accomplish this, we maintained and continued to add to our position of variable-rate securities. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. To further take advantage of this rising-rate environment, we kept the weighted average maturity (WAM) short, averaging about 40 days. Maintaining the WAM at this level provided us the flexibility desired to adapt to and respond to anticipated changes in interest rates. This is a similar strategy to our peers, as shortening the WAM enabled money funds to more quickly reinvest at higher rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Retirement Advantage Money Fund and Schwab Retirement Money Fund

PERFORMANCE AND FUND FACTS as of 6/30/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                  RETIREMENT ADVANTAGE
                                       MONEY FUND          RETIREMENT MONEY FUND
Ticker Symbol                             SWIXX                    SWRXX
--------------------------------------------------------------------------------
SEVEN-DAY YIELD                          2.72% 1                   2.55%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD-NO WAIVER                2.58% 2                    n/a
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                2.76% 1                   2.58%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                  RETIREMENT ADVANTAGE
                                       MONEY FUND          RETIREMENT MONEY FUND
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                38 days                  39 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS
% of portfolio                         100% Tier 1              100% Tier 1
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3             $25,000                    $1
--------------------------------------------------------------------------------

  An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund. Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Please see prospectus for further detail and eligibility requirements.


       Schwab Retirement Advantage Money Fund and Schwab Retirement Money Fund 5

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                              ENDING
                                                                        BEGINNING          ACCOUNT VALUE              EXPENSES
                                                 EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                                  (Annualized)          at 1/1/05           at 6/30/05             1/1/05-6/30/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB RETIREMENT
ADVANTAGE MONEY FUND(TM)
 Actual Return                                        0.49%              $1,000              $1,011.20                  $2.44
 Hypothetical 5% Return                               0.49%              $1,000              $1,022.37                  $2.46
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB RETIREMENT MONEY FUND(R)
 Actual Return                                        0.67%              $1,000              $1,010.30                  $3.34
 Hypothetical 5% Return                               0.67%              $1,000              $1,021.47                  $3.36

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Retirement Advantage Money Fund and Schwab Retirement Money Fund

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           1/1/05      1/1/04-      1/1/03-      1/1/02-      1/1/01-       1/1/00-
                                                          6/30/05*    12/31/04     12/31/03     12/31/02     12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00         1.00         1.00         1.00         1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.01         0.01         0.01         0.01         0.04          0.06
                                                          --------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.01)       (0.01)       (0.01)       (0.01)       (0.04)        (0.06)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            1.00         1.00         1.00         1.00         1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                            1.12 1       0.95         0.74         1.48         3.96          6.12

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.49 2       0.49         0.50         0.50         0.50          0.51 3
  Gross operating expenses                                  0.63 2       0.63         0.63         0.63         0.66          0.69
  Net investment income                                     2.26 2       0.94         0.75         1.46         3.83          5.96
Net assets, end of period ($ x 1,000,000)                    661          680          766          907          797           647

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 7

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 66.8%   FIXED-RATE
         OBLIGATIONS                                       441,630       441,630

 16.0%   VARIABLE-RATE
         OBLIGATIONS                                       106,072       106,072

 17.0%   OTHER INVESTMENTS                                 112,283       112,283
--------------------------------------------------------------------------------
 99.8%   TOTAL INVESTMENTS                                 659,985       659,985

  0.2%   OTHER ASSETS AND
         LIABILITIES                                                       1,077
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      661,062

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)

      FIXED-RATE OBLIGATIONS 66.8% of net assets
      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 41.9%
      --------------------------------------------------------------------------
      AB SPINTAB
      3.23%, 08/11/05                                        4,500         4,484

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      3.15%, 09/08/05                                        2,000         1,988

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      3.09%, 07/07/05                                        1,000           999
      3.26%, 07/25/05                                        4,000         3,991

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      2.85%, 07/12/05                                        2,000         1,998
      3.61%, 12/22/05                                        1,000           983

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      3.29%, 08/02/05                                        4,000         3,988
      3.30%, 08/26/05                                        1,000           995

   *+ ATLANTIC ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      3.18%, 07/14/05                                        2,000         1,998

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      2.82%, 07/11/05                                        5,000         4,996
      2.98%, 08/11/05                                        7,000         6,977
      3.39%, 11/16/05                                        2,000         1,974
      3.60%, 12/20/05                                        1,000           983

   *+ BARTON CAPITAL CORP
      3.16%, 07/14/05                                        3,000         2,997

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      3.15%, 07/13/05                                        3,000         2,997

    * CC(USA), INC., SECTION 3C7 / 144A
      3.13%, 07/22/05                                        4,000         3,993

    + CITIGROUP FUNDING, INC.
      3.11%, 07/01/05                                        5,000         5,000

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      3.17%, 08/02/05                                        7,000         6,980
      3.46%, 11/30/05                                        5,700         5,618

   *+ CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
      3.08%, 07/05/05                                        4,000         3,999
      3.11%, 07/21/05                                        2,000         1,997

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
      2.78%, 07/06/05                                        1,000         1,000

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) / 144A
      3.09%, 07/12/05                                        5,000         4,995


8 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      3.09%, 07/19/05                                        1,437         1,435
      3.32%, 09/21/05                                        2,521         2,502

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      3.16%, 07/13/05                                        2,500         2,497
      3.17%, 07/25/05                                       10,000         9,979
      3.17%, 07/26/05                                        4,000         3,991
      3.30%, 09/06/05                                        3,000         2,982

    + DANSKE CORP.
      3.20%, 08/08/05                                        2,700         2,691

    + DEXIA DELAWARE L.L.C.
      3.17%, 08/02/05                                        1,000           997

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      3.26%, 07/21/05                                        2,000         1,996
      3.17%, 07/27/05                                        3,000         2,993

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      2.96%, 07/28/05                                        1,000           998
      3.23%, 09/12/05                                        1,294         1,286

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      3.18%, 07/18/05                                        4,000         3,994
      3.19%, 07/18/05                                        1,155         1,153
      3.19%, 07/19/05                                        1,309         1,307

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      3.12%, 07/26/05                                        1,000           998

      GENERAL ELECTRIC CAPITAL CORP.
      2.86%, 07/21/05                                        6,000         5,991

    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      3.13%, 07/08/05                                        7,000         6,996

   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
      3.60%, 12/20/05                                        1,000           983

    * GREY HAWK FUNDING L.L.C., SECTION 4(2) / 144A
      3.15%, 07/11/05                                        1,000           999

    + HBOS TREASURY SERVICES, PLC
      3.17%, 07/28/05                                        1,450         1,447
      3.26%, 07/28/05                                        4,700         4,689

    + ING (U.S.) FUNDING, L.L.C.
      3.25%, 07/20/05                                        5,000         4,991

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      3.45%, 11/10/05                                        3,000         2,963

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      3.13%, 07/13/05                                       10,000         9,990
      3.16%, 07/18/05                                        1,000           998

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      3.38%, 11/08/05                                        6,000         5,928

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      3.37%, 10/12/05                                        5,000         4,953

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      2.98%, 08/08/05                                        3,000         2,991
      3.07%, 08/23/05                                        5,000         4,978

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      3.31%, 07/27/05                                        6,000         5,986

      MORGAN STANLEY
      3.15%, 07/19/05                                        4,000         3,994
      3.23%, 07/20/05                                        6,000         5,990
      3.25%, 07/26/05                                        2,000         1,995

    * NEWCASTLE CERTIFICATES PROGRAM, SERIES 2000A
      SECTION 4(2) / 144A
      3.20%, 07/18/05                                        1,000           998

   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
      2.89%, 07/13/05                                        3,932         3,928

   *+ PARK AVENUE RECEIVABLES CORP. L.L.C.,
      SECTION 4(2) / 144A
      3.16%, 07/18/05                                        5,000         4,993

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      3.30%, 07/12/05                                        3,000         2,997
      3.20%, 08/01/05                                        1,000           997

   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
      3.13%, 07/14/05                                       10,340        10,328

      RABOBANK USA FINANCIAL CORP.
      3.19%, 07/26/05                                        3,000         2,993

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      2.86%, 07/15/05                                        2,000         1,998
      3.33%, 09/15/05                                        3,711         3,685
      3.32%, 09/21/05                                        1,679         1,666

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      3.09%, 07/13/05                                        2,000         1,998
      3.46%, 11/21/05                                        1,000           986

      SKANDINAVISKA ENSKILDA BANKEN AB
      3.11%, 07/13/05                                        3,300         3,297

      THE GOLDMAN SACHS GROUP, INC.
      3.47%, 11/21/05                                        2,000         1,973

   *+ THUNDER BAY FUNDING, L.L.C. SECTION 4(2) / 144A
      3.07%, 07/01/05                                        2,865         2,865


                                                          See financial notes. 9

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
   *+ TICONDEROGA FUNDING, LLC., SECTION 4(2) / 144A
      3.26%, 07/22/05                                        5,000         4,991

   *+ TRIPLE A-ONE FUNDING CORP., SECTION 4(2) / 144A
      3.26%, 07/25/05                                        3,000         2,993

    + UBS FINANCE (DELAWARE) INC.
      3.08%, 07/08/05                                        5,000         4,997
      3.09%, 07/22/05                                        7,000         6,987

    + WESTPAC CAPITAL CORP.
      3.47%, 11/28/05                                        8,000         7,886

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      3.17%, 07/18/05                                        9,000         8,987
                                                                     -----------
                                                                         277,134
      CERTIFICATES OF DEPOSIT 21.9%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
      3.32%, 10/18/05                                        3,000         2,997

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      3.46%, 11/28/05                                        5,000         5,000

      BARCLAYS BANK PLC
      3.57%, 12/19/05                                        4,000         4,000

      BNP PARIBAS
      3.30%, 09/12/05                                        9,000         9,000
      3.46%, 11/28/05                                        6,000         6,000

      CALYON
      2.95%, 08/10/05                                        2,000         2,000
      3.40%, 11/10/05                                        2,000         2,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      2.72%, 07/05/05                                       10,000        10,000

      CITIBANK, N.A.
      3.27%, 08/31/05                                        7,000         7,000

      CREDIT SUISSE FIRST BOSTON
      3.19%, 08/09/05                                       11,000        11,000

      DANSKE BANK A/S
      3.23%, 07/26/05                                        3,000         3,000

      DEPFA BANK, PLC
      3.11%, 09/01/05                                        2,000         2,000

      DEXIA CREDIT LOCAL
      3.23%, 07/22/05                                        3,000         3,000

      HSBC BANK, PLC
      3.11%, 07/25/05                                        2,000         2,000
      3.03%, 08/22/05                                        5,000         5,000

      HSBC BANK, USA
      3.44%, 11/21/05                                        3,000         3,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      3.15%, 09/12/05                                        3,000         3,000

      LLOYDS TSB BANK, PLC
      3.45%, 11/17/05                                        6,000         6,000
      3.46%, 12/01/05                                        2,000         2,000

      MIZUHO CORP. BANK, LTD.
      3.21%, 08/08/05                                        5,000         5,000

      ROYAL BANK OF SCOTLAND, PLC
      2.17%, 07/01/05                                        3,000         3,000

      SKANDINAVISKA ENSKILDA BANKEN AB
      3.20%, 07/22/05                                        3,000         3,000

      SOCIETE GENERALE
      3.23%, 09/23/05                                        5,000         5,000
      3.37%, 11/09/05                                        2,000         2,000

      SVENSKA HANDELSBANKEN AB
      3.11%, 07/14/05                                       10,000        10,000

      TORONTO DOMINION BANK
      3.44%, 11/09/05                                        2,000         1,999
      3.45%, 11/28/05                                        4,000         4,000
      3.47%, 12/05/05                                        1,000         1,000

      U.S. BANK, N.A.
      3.34%, 10/03/05                                        3,000         3,000

      UBS, AG
      2.71%, 07/08/05                                        5,000         5,000

      UNICREDITO ITALIANO SPA
      3.42%, 11/02/05                                        3,000         3,000

      WASHINGTON MUTUAL BANK, FA
      3.44%, 11/22/05                                        4,500         4,500

      WELLS FARGO BANK, N.A.
      3.27%, 07/12/05                                        6,000         6,000
                                                                     -----------
                                                                         144,496
      BANK NOTES 2.3%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      2.98%, 08/19/05                                       10,000        10,000
      2.98%, 08/23/05                                        5,000         5,000
                                                                     -----------
                                                                          15,000


10 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      PROMISSORY NOTES 0.7%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      2.85%, 07/06/05                                        5,000         5,000

      VARIABLE-RATE OBLIGATIONS 16.0% of net assets

      BARCLAYS BANK, PLC
      3.07%, 07/05/05                                        1,000         1,000
      3.26%, 08/01/05                                       14,000        13,998

    + BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY OF THE
      CITY OF MONTGOMERY, ALABAMA
      Taxable RB (Montgomery
      Baptist Outreach Services Corp.
      Project) Series 1997A
      3.34%, 07/07/05                                        7,800         7,800
      Taxable RB (Montgomery
      Baptist Outreach Services Corp.
      Project) Series 1997B
      3.34%, 07/07/05                                        2,005         2,005

    * CC (USA), INC., SECTION 3C7 / 144A
      3.27%, 07/22/05                                        5,286         5,286

    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Series 2000C
      3.34%, 07/07/05                                        3,500         3,500

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/14/05                                        3,000         3,000

      FANNIE MAE
      2.99%, 07/05/05                                        3,000         2,999
      3.21%, 07/29/05                                       10,000         9,999

      FEDERAL HOME LOAN BANK
      3.05%, 07/05/05                                        2,000         2,000

      HSH NORDBANK, AG
      3.12%, 07/11/05                                        3,000         3,000

      LANDESBANK BADEN-WURTTEMBERG
      3.10%, 07/07/05                                        5,000         4,999
      3.15%, 07/13/05                                        3,000         3,000

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C. 4(2) / 144A
      3.29%, 07/29/05                                        3,000         3,000

    + LOANSTAR ASSETS PARTNERS II, L.P.
      3.32%, 07/07/05                                        5,000         5,000

    + MARTINEZ, CALIFORNIA
      M/F Housing Revenue
      Refunding Bond (Muirwood
      Garden Apartments)
      Series 2003A-T
      3.30%, 07/07/05                                        2,800         2,800

    + NEW YORK CITY IDA
      Taxable Industrial Revenue
      Refunding Bond (Allway Tools,
      Inc. Project) Series 1997
      3.39%, 07/07/05                                          165           165

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      3.17%, 07/14/05                                        4,000         3,999

    + PALM SPRINGS, CALIFORNIA
      COP (Downtown Parking
      Project) Series 2002A
      3.36%, 07/07/05                                        8,000         8,000

      ROYAL BANK OF SCOTLAND, PLC
      3.09%, 07/05/05                                        3,000         3,000
      3.36%, 07/29/05                                        5,000         4,999

    * SIGMA FINANCE, INC., SECTION 3C7 / 144A
      3.28%, 08/01/05                                        4,000         4,000

    o THE GOLDMAN SACHS GROUP, INC.
      3.32%, 07/22/05                                        6,000         6,000

   *+ WACHOVIA ASSET SECURITIZATION, INC., / 144A
      Series 2004-HMIA Class A
      3.30%, 07/25/05                                        2,523         2,523
                                                                     -----------
                                                                         106,072

                                                   MATURITY AMOUNT
      SECURITY                                       ($ x 1,000)
      OTHER INVESTMENTS 17.0% of net assets

      REPURCHASE AGREEMENTS 17.0%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $94,132
      3.40%, issued 06/30/05,
      due 07/01/05                                          92,292        92,283


                                                         See financial notes. 11

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

                                                   MATURITY AMOUNT      VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $20,405
3.21%, issued 06/23/05,
due 07/07/05                                                20,025        20,000
                                                                     -----------
                                                                         112,283

END OF INVESTMENTS.

ISSUER                                                                  COST/
RATE, ACQUISITION DATE,                                FACE AMOUNT      VALUE
MATURITY DATE                                          ($ x 1,000)   ($ x 1,000)
AT 06/30/05, PORTFOLIO HOLDINGS INCLUDED
ILLIQUID AND/OR RESTRICTED SECURITIES AS FOLLOWS:

BLUE SPICE, L.L.C. SECTION 4(2) / 144A
3.15%, 06/10/05, 07/13/05                                    3,000         2,997

THE GOLDMAN SACHS GROUP, INC.
2.85%, 01/06/05, 07/06/05                                    5,000         5,000
3.32%, 02/22/05, 07/22/05                                    6,000         6,000
                                                                     -----------
                                                                          11,000


12 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $547,702 a
Repurchase agreements at value                                           112,283 a
Receivables:
   Fund shares sold                                                        1,046
   Interest                                                                1,229
Prepaid expenses                                                      +       28
                                                                      ----------
TOTAL ASSETS                                                             662,288

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                      440
   Dividends to shareholders                                                 727
   Investment adviser and administrator fees                                  13
   Transfer agent and shareholder service fees                                12
   Trustees' fees                                                              4
Accrued expenses                                                      +       30
                                                                      ----------
TOTAL LIABILITIES                                                          1,226

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             662,288
TOTAL LIABILITIES                                                     -    1,226
                                                                      ----------
NET ASSETS                                                              $661,062

NET ASSETS BY SOURCE
Capital received from investors                                          661,062

NET ASSET VALUE (NAV)
                       SHARES
NET ASSETS      /      OUTSTANDING      =      NAV
$661,062               661,120                 $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $659,985. Includes restricted and/or illiquid securities worth $13,997, or 2.1% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $205,949 or 31.2% of the fund's total net assets.

  FEDERAL TAX DATA
  --------------------------------------
  COST BASIS OF PORTFOLIO       $659,985


                                                         See financial notes. 13

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                  $9,100

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,257 a
Transfer agent and shareholder service fees                                  728 b
Trustees' fees                                                                12 c
Custodian and portfolio accounting fees                                       36
Professional fees                                                             14
Registration fees                                                             21
Other expenses                                                          +      6
                                                                        --------
Total expenses                                                             2,074
Expense reduction                                                       -    454 d
                                                                        --------
NET EXPENSES                                                               1,620

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    9,100
NET EXPENSES                                                            -  1,620
                                                                        --------
NET INVESTMENT INCOME                                                      7,480
                                                                        --------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $7,480

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006, to 0.49% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


14 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                               1/1/05-6/30/05    1/1/04-12/31/04
Net investment income                                  $7,480             $6,778
                                               ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  7,480              6,778

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                    7,480              6,778 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------
Shares sold                                           159,744            527,193
Shares reinvested                                       6,630              6,620
Shares redeemed                                +     (185,480)          (619,675)
                                               ----------------------------------
NET TRANSACTIONS IN FUND SHARES                       (19,106)           (85,862)

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                   680,168            766,030
Total decrease                                 +      (19,106)           (85,862) c
                                               ----------------------------------
END OF PERIOD                                        $661,062           $680,168

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income                $6,778
  Long-term capital gains           $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 15

SCHWAB RETIREMENT MONEY FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                               1/1/05-         1/1/04-         1/1/03-         1/1/02-         1/1/01-       1/1/00-
                                              6/30/05*        12/31/04        12/31/03        12/31/02        12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00            1.00            1.00            1.00            1.00          1.00
                                              --------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.01            0.01            0.01            0.01            0.04          0.06
                                              --------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.01)          (0.01)          (0.01)          (0.01)          (0.04)        (0.06)
                                              --------------------------------------------------------------------------------------
Net asset value at end of period                1.00            1.00            1.00            1.00            1.00          1.00
                                              --------------------------------------------------------------------------------------
Total return (%)                                1.03 1          0.77            0.58            1.30            3.75          5.90

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                        0.67 2          0.66            0.66            0.68            0.70          0.72 3
  Gross operating expenses                      0.67 2          0.66            0.66            0.68            0.70          0.72
  Net investment income                         2.09 2          0.76            0.58            1.28            3.61          5.77
Net assets, end of period ($ x 1,000,000)        503             492             578             566             515           399

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.71% if certain non-routine expenses (proxy fees) had not been included.


16 See financial notes.

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 71.7%  FIXED-RATE
        OBLIGATIONS                                     361,046         361,046

 15.5%  VARIABLE-RATE
        OBLIGATIONS                                      77,895          77,895

 13.2%  OTHER INVESTMENTS                                66,693          66,693
--------------------------------------------------------------------------------
100.4%  TOTAL INVESTMENTS                               505,634         505,634

(0.4)%  OTHER ASSETS AND
        LIABILITIES                                                      (2,184)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      503,450

       ISSUER                                       FACE AMOUNT         VALUE
       RATE, MATURITY DATE                          ($ x 1,000)      ($ x 1,000)
       FIXED-RATE OBLIGATIONS 71.7% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS 46.4%
       -------------------------------------------------------------------------
       AB SPINTAB
       2.95%, 08/08/05                                    3,000            2,991

       ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
       3.15%, 09/08/05                                    1,000              994

    *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
       3.11%, 07/12/05                                    6,000            5,994

    *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
       2.85%, 07/12/05                                    1,000              999
       3.61%, 12/22/05                                    1,000              983

    *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
       3.17%, 07/11/05                                    2,000            1,998
       3.29%, 08/02/05                                    2,000            1,994

    *+ ATLANTIC ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
       3.18%, 07/14/05                                    3,000            2,997

     * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
       2.87%, 07/22/05                                    3,000            2,995
       2.98%, 08/11/05                                    4,000            3,987
       3.25%, 09/20/05                                    2,000            1,986
       3.39%, 11/16/05                                    1,000              987
       3.44%, 11/18/05                                    2,000            1,974

       BANK OF AMERICA CORP.
       3.31%, 10/06/05                                    5,000            4,956

    *+ BARTON CAPITAL CORP
       3.16%, 07/14/05                                    6,000            5,993

    *+ BETA FINANCE, INC., SECTION 3C7 / 144A
       3.43%, 09/28/05                                    1,500            1,487

   *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
       3.15%, 07/13/05                                    2,000            1,998

     + CBA (DELAWARE) FINANCE, INC.
       3.31%, 07/29/05                                    1,000              997

       CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
       3.17%, 08/02/05                                    5,000            4,986

    *+ CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
       3.11%, 07/21/05                                    2,000            1,997

    *+ CONCORD MINUTEMEN CAPITAL CO., SERIES 2000A
       SECTION 3C7 / 144A
       2.83%, 07/06/05                                    3,000            2,999
       3.01%, 08/18/05                                    2,000            1,992


                                                         See financial notes. 17

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                       FACE AMOUNT         VALUE
       RATE, MATURITY DATE                          ($ x 1,000)      ($ x 1,000)
    *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) / 144A
       3.09%, 07/19/05                                    5,799            5,790
       3.17%, 07/26/05                                    1,000              998
       3.44%, 11/16/05                                    1,000              987

     * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
       TRUST, SECTION 4(2) / 144A
       3.16%, 07/13/05                                    1,000              999
       3.17%, 07/26/05                                    7,000            6,985
       3.30%, 09/06/05                                    7,000            6,957

     + DANSKE CORP.
       3.17%, 08/02/05                                    5,150            5,136
       3.20%, 08/08/05                                    2,000            1,993

     + DEXIA DELAWARE L.L.C.
       3.20%, 08/09/05                                    1,000              997

       DNB NOR BANK ASA
       3.17%, 07/14/05                                    1,200            1,199

    *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
       3.17%, 07/27/05                                    2,000            1,995

     * GALAXY FUNDING, INC., SECTION 4(2) / 144A
       3.05%, 07/01/05                                    5,000            5,000
       3.12%, 07/26/05                                    1,000              998

       GENERAL ELECTRIC CAPITAL CORP.
       2.86%, 07/21/05                                    3,000            2,995

     * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
       3.13%, 07/08/05                                    5,000            4,997

    *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
       3.60%, 12/20/05                                    3,000            2,949

     + ING (U.S.) FUNDING, L.L.C.
       3.25%, 07/20/05                                    2,000            1,997
       3.17%, 08/03/05                                    2,700            2,692
       3.20%, 08/03/05                                    1,400            1,396

       IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
       3.29%, 09/07/05                                    2,000            1,988

     + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
       3.20%, 08/12/05                                    3,000            2,989

    *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
       3.13%, 07/13/05                                    7,000            6,993
       3.18%, 08/05/05                                    1,339            1,335

     * K2 (USA), L.L.C., SECTION 3C7 / 144A
       2.92%, 07/07/05                                    2,000            1,999
       2.84%, 07/15/05                                    2,000            1,998
       3.25%, 09/19/05                                    1,000              993

    *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
       3.18%, 07/15/05                                    6,000            5,993

    *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
       SECTION 4(2) / 144A
       2.98%, 08/08/05                                    2,000            1,994
       3.22%, 08/08/05                                    2,000            1,993
       3.07%, 08/23/05                                    2,000            1,991

     * MANE FUNDING CORP., SECTION 4(2) / 144A
       3.31%, 09/08/05                                    3,107            3,087

       MORGAN STANLEY
       3.19%, 07/20/05                                    2,000            1,997
       3.23%, 07/20/05                                    2,000            1,997
       3.25%, 07/26/05                                    3,000            2,993

     * NEWCASTLE CERTIFICATES PROGRAM, SERIES 2000A
       SECTION 4(2) / 144A
       3.21%, 07/11/05                                    1,000              999

    *+ PARK AVENUE RECEIVABLES CORP. L.L.C.,
       SECTION 4(2) / 144A
       3.16%, 07/18/05                                    5,000            4,993

     * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
       3.26%, 07/25/05                                    4,000            3,991

    *+ PREFERRED RECEIVABLES FUNDING CORP.,
       SECTION 4(2) / 144A
       3.13%, 07/14/05                                    8,000            7,991

    *+ RANGER FUNDING CO. L.L.C., SECTION 4(2) / 144A
       3.19%, 07/19/05                                    8,000            7,987

    *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
       2.84%, 07/11/05                                    1,896            1,895
       2.86%, 07/15/05                                    2,000            1,998
       3.33%, 09/27/05                                    4,986            4,946

    *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
       3.08%, 07/12/05                                    4,000            3,996

       SKANDINAVISKA ENSKILDA BANKEN AB
       2.81%, 07/12/05                                    2,000            1,998
       3.25%, 09/16/05                                    2,000            1,986

    *+ TICONDEROGA FUNDING, LLC., SECTION 4(2) / 144A
       3.26%, 07/22/05                                    4,000            3,992

    *+ TRIPLE A-ONE FUNDING CORP., SECTION 4(2) / 144A
       3.09%, 07/05/05                                    1,577            1,576
       3.26%, 07/25/05                                    1,306            1,303

     + UBS FINANCE (DELAWARE) INC.
       3.16%, 07/11/05                                    2,000            1,998
       3.09%, 07/22/05                                    7,000            6,987
       3.24%, 07/25/05                                    3,000            2,994


18 See financial notes.

SCHWAB RETIREMENT MONEY FUND

       ISSUER                                       FACE AMOUNT         VALUE
       RATE, MATURITY DATE                          ($ x 1,000)      ($ x 1,000)
     + WESTPAC CAPITAL CORP.
       3.47%, 11/28/05                                    6,000            5,915

    *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
       3.17%, 07/18/05                                    4,000            3,994
       3.23%, 07/21/05                                    1,000              998

    *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
       3.16%, 07/11/05                                    4,334            4,330
       3.13%, 07/15/05                                    1,000              999
                                                                     -----------
                                                                         233,550
       CERTIFICATES OF DEPOSIT  23.9%
       -------------------------------------------------------------------------
       ALLIANCE & LEICESTER, PLC
       3.32%, 10/18/05                                    2,000            1,998
       3.58%, 12/20/05                                    1,000            1,000

       AMERICAN EXPRESS CENTURION BANK
       3.30%, 09/06/05                                    2,500            2,500

       BANCO BILBAO VIZCAYA ARGENTARIA S.A
       3.46%, 11/28/05                                    5,000            5,000

       BANK OF THE WEST
       3.33%, 09/27/05                                    4,000            4,000

       BANK OF TOKYO-MITSUBISHI, LTD
       3.27%, 07/27/05                                    5,000            5,000

       BARCLAYS BANK PLC
       3.57%, 12/19/05                                    4,000            4,000

       BNP PARIBAS
       3.30%, 09/12/05                                    5,000            5,000
       3.46%, 11/28/05                                    2,000            2,000

       CALYON
       3.37%, 11/09/05                                    5,000            5,000

       CANADIAN IMPERIAL BANK OF COMMERCE
       2.72%, 07/05/05                                    7,000            7,000

       CITIBANK, N.A
       3.27%, 08/31/05                                    6,000            6,000

       CREDIT SUISSE FIRST BOSTON
       3.15%, 07/29/05                                    5,000            5,000
       3.19%, 08/09/05                                    3,000            3,000

       DEPFA BANK, PLC
       3.11%, 09/01/05                                    2,000            2,000

       DEXIA CREDIT LOCAL
       3.23%, 07/22/05                                    4,000            4,000

       DNB NOR BANK ASA
       3.25%, 09/22/05                                    2,000            2,000

       HSBC BANK, PLC
       3.11%, 07/25/05                                    3,000            3,000

       HSBC BANK, USA
       3.44%, 11/21/05                                    5,000            4,999

       LANDESBANK HESSEN-THURINGEN GIROZENTRALE
       3.15%, 09/12/05                                    2,000            2,000

       LLOYDS TSB BANK, PLC
       3.45%, 11/17/05                                    5,000            5,000

       MIZHO CORP. BANK, LTD.
       3.14%, 07/19/05                                    5,000            5,000

       ROYAL BANK OF SCOTLAND, PLC
       2.17%, 07/01/05                                    2,000            2,000
       3.25%, 07/28/05                                    3,000            3,000

       SKANDINAVISKA ENSKILDA BANKEN AB
       3.20%, 07/22/05                                    1,000            1,000

       SOCIETE GENERALE
       3.23%, 09/23/05                                    5,000            5,000

       SVENSKA HANDELSBANKEN AB
       3.19%, 08/10/05                                    7,000            7,000

       TORONTO DOMINION BANK
       3.44%, 11/09/05                                    2,000            1,999
       3.45%, 11/28/05                                    2,000            2,000

       U.S. BANK, N.A.
       3.32%, 10/11/05                                    2,000            2,000

       UNICREDITO ITALIANO SPA
       3.42%, 11/02/05                                    3,000            3,000

       WASHINGTON MUTUAL BANK, FA
       3.44%, 11/22/05                                    4,000            4,000

       WELLS FARGO BANK, N.A.
       3.26%, 07/07/05                                    5,000            5,000
                                                                     -----------
                                                                         120,496
       PROMISSORY NOTES  0.8%
       -------------------------------------------------------------------------
     o THE GOLDMAN SACHS GROUP, INC.
       2.85%, 07/06/05                                    4,000            4,000

       BANK NOTES 0.6%
       -------------------------------------------------------------------------
       BANK OF AMERICA, N.A.
       2.98%, 08/23/05                                    3,000            3,000


                                                         See financial notes. 19

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                       FACE AMOUNT         VALUE
       RATE, MATURITY DATE                          ($ x 1,000)      ($ x 1,000)
       VARIABLE-RATE OBLIGATIONS  15.5% of net assets

       BARCLAYS BANK, PLC
       3.13%, 07/11/05                                    3,000            2,999
       3.21%, 07/21/05                                    1,000            1,000
       3.26%, 07/29/05                                    6,000            5,999

       BNP PARIBAS
       3.18%, 07/18/05                                    1,000            1,000

     + CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
       Solid Waste Disposable RB
       (Burr Properties Project)
       Series 1998B
       3.44%, 07/07/05                                    1,760            1,760

     * CC (USA), INC., SECTION 3C7 / 144A
       3.27%, 07/25/05                                    4,000            4,000

     + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
       Taxable RB (Jay Leasing, Inc.
       Project) Series 1997
       3.36%, 07/07/05                                    1,790            1,790

     * DORADA FINANCE, INC., SECTION 3C7 / 144A
       3.20%, 07/15/05                                    3,000            3,000

     + EAGLE COUNTY, COLORADO TAXABLE HOUSING FACILITIES
       RB (BC Housing, L.L.C. Project)
       Series 1997B
       3.34%, 07/07/05                                    1,500            1,500

       FANNIE MAE
       2.99%, 07/05/05                                    2,000            2,000
       3.21%, 07/29/05                                   10,000            9,999

       FEDERAL HOME LOAN BANK
       3.05%, 07/05/05                                    3,000            3,000

     + HBOS Treasury Service, PLC
       3.27%, 07/26/05                                    2,000            2,000

       HSH NORDBANK, AG
       3.12%, 07/11/05                                    2,000            2,000

       LANDESBANK BADEN-WURTTEMBERG
       3.10%, 07/07/05                                    5,000            4,999
       3.15%, 07/15/05                                    2,000            2,000

     * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C. 4(2) / 144A
       3.29%, 07/29/05                                    2,000            2,000

     + LP PINEWOODS SPV
       3.34%, 07/07/05                                   15,000           15,000

       NORDDEUTSCHE LANDESBANK GIROZENTRALE
       3.17%, 07/14/05                                    2,000            2,000

       ROYAL BANK OF SCOTLAND, PLC
       3.26%, 07/27/05                                    3,000            2,999

     o THE GOLDMAN SACHS GROUP, INC.
       3.32%, 07/22/05                                    5,000            5,000

     + TRAP ROCK INDUSTRIES, INC.
       RB Series 1997
       3.36%, 07/07/05                                    1,040            1,040

     + VILLAGE OF STURTEVANT, WISCONSIN
       IDRB (Andis Co. Project)
       Series 1996B
       3.42%, 07/07/05                                      810              810
                                                                     -----------
                                                                          77,895

                                                MATURITY AMOUNT
       SECURITY                                   ($ x 1,000)
       OTHER INVESTMENTS 13.2% of net assets

       REPURCHASE AGREEMENTS 13.2%
       -------------------------------------------------------------------------
       CREDIT SUISSE FIRST BOSTON L.L.C.
       Tri-Party Repurchase Agreement
       Collateralized by U.S. Government
       Securities with a value of $68,029
       3.40%, issued 06/30/05,
       due 07/01/05                                      66,700           66,693

END OF INVESTMENTS.

       ISSUER                                                           COST/
       RATE, ACQUISITION DATE                       FACE AMOUNT         VALUE
       MATURITY DATE                                ($ x 1,000)      ($ x 1,000)
       AT 06/30/05, PORTFOLIO HOLDINGS INCLUDED
       RESTRICTED AND/OR ILLIQUID SECURITIES AS FOLLOWS:

       BLUE SPICE, L.L.C. SECTION 4(2) / 144A
       3.15%, 06/10/05, 07/13/05                          2,000            1,998

       THE GOLDMAN SACHS GROUP, INC
       2.85%, 01/06/05, 07/06/05                          4,000            4,000
       3.32%, 03/22/05, 07/22/05                          5,000            5,000
                                                                     -----------
                                                                           9,000


20 See financial notes.

SCHWAB RETIREMENT MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $438,941 a
Repurchase agreements at value                                            66,693 a
Receivables:
  Fund shares sold                                                           195
  Interest                                                                   824
Prepaid expenses                                                     +        48
                                                                     -----------
TOTAL ASSETS                                                             506,701

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                     2,673
  Dividends to shareholders                                                  526
  Investment adviser and administrator fees                                   16
  Transfer agent and shareholder service fees                                 10
  Trustees' fees                                                               2
Accrued expenses                                                     +        24
                                                                     -----------
TOTAL LIABILITIES                                                          3,251

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             506,701
TOTAL LIABILITIES                                                    -     3,251
                                                                     -----------
NET ASSETS                                                              $503,450

NET ASSETS BY SOURCE
Capital received from investors                                          503,450

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$503,450             503,508               $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $505,634. Includes restricted and/or illiquid securities worth $10,998, or 2.2% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $173,539 or 34.5% of the fund's total net assets.

  FEDERAL TAX DATA
  ---------------------------------------
  COST BASIS OF PORTFOLIO        $505,634


                                                         See financial notes. 21

SCHWAB RETIREMENT MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                  $6,813

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    939 a
Transfer agent and shareholder service fees                                  618 b
Trustees' fees                                                                12 c
Custodian and portfolio accounting fees                                       29
Professional fees                                                             14
Registration fees                                                             22
Shareholder reports                                                           12
Other expenses                                                         +       5
                                                                       ---------
TOTAL EXPENSES                                                             1,651

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    6,813
TOTAL EXPENSES                                                         -   1,651
                                                                       ---------
NET INVESTMENT INCOME                                                      5,162
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $5,162

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Mangement, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.


22 See financial notes.

SCHWAB RETIREMENT MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/05-6/30/05    1/1/04-12/31/04
Net investment income                                 $5,162             $4,155
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 5,162              4,155

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   5,162              4,155 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
Shares sold                                          162,708            321,230
Shares reinvested                                      4,591              4,104
Shares redeemed                               +     (156,194)          (410,657)
                                              ----------------------------------
NET TRANSACTIONS IN FUND SHARES                       11,105            (85,323)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  492,345            577,668
Total increase or decrease                    +       11,105            (85,323) c
                                              ----------------------------------
END OF PERIOD                                       $503,450           $492,345

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income                     $4,155
  Long-term capital gains                $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 23

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. For these funds, shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   SCHWAB RETIREMENT ADVANTAGE MONEY FUND
   SCHWAB RETIREMENT MONEY FUND
   Schwab Government Cash Reserves
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which the funds belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND

INTEREST INCOME is recorded as it accrues. If a fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Retirement Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board con-cluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chairman, Trustee:                Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                  Family of Funds, 1989;            Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                         Investments, 1991;                Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                         Capital Trust, 1993;              Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                         Annuity Portfolios, 1994.         CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                           (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                           Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                           Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                           University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                           Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                           Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                           Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                           Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE       TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK          2005 (all trusts).                EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                                    Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                           & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                           Century Management; Director, American Century Companies, Inc.
                                                           Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                           Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, CEO                    EVP, President, Director, Charles Schwab Investment Management,
5/4/55                   (all trusts).                     Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                           Management Products and Services Enterprise. Until 6/03: EVP,
                                                           CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment             SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer (all trusts).             Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                           Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           SVP, Chief Investment             Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                  Officer (all trusts).             Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                           Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                           Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER         SVP, Chief Investment             Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                  Officer (all trusts).             Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                           Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                           VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance                  Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                 Officer (all trusts).             Officer, Charles Schwab Investment Management, Inc.; Chief
                                                           Compliance Officer, Laudus Trust, Laudus Variable Insurance Trust.
                                                           Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab Investment
                                                           Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab
                                                           & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).           SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                    Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                           U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA           Treasurer, Principal              Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                   Financial Officer                 Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                         (all trusts).                     Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                           Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).                Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
8/13/60                                                    University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                           Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                           (mortgage insurance), Lucile Packard Children's Hospital.
                                                           Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                           Since 2004: Laudus Trust, Laudus Variable Insurance Trust.
                                                           Until 2001: Stanford University, Special Assistant to the President.
                                                           From 1996-2001: VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;            CEO, Dorward & Associates (corporate management, marketing
9/23/31                  Investments, 1991;                and communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;              Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                         Annuity Portfolios, 1994.         Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).                Dean Emeritus, Haas School of Business, University of California,
11/22/41                                                   Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                           Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                           Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                           2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                           Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;            Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;                services and investment advisory firm).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).                Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                                    Trustee, Cooper Industries (electrical products, tools and hardware);
                                                           Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;            Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;                Chair, CEO, North American Trust (real estate investment trust).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;            Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                  Investments, 1991;                management, and other investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13605-09

SCHWAB MONEY MARKET FUND(TM)

      SEMIANNUAL REPORT
      June 30, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion  ................................................   2

   Performance and Fund Facts  .............................................   5

   Fund Expenses  ..........................................................   6

   Financial Statements  ...................................................   7

   Financial Notes  ........................................................  19

   Investment Advisory Agreement Approval  .................................  22

   Trustees and Officers  ..................................................  25

   Glossary  ...............................................................  28

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that it's important to make sure that your cash is earning income between long-term investments by putting the money into a money market fund. While no investment is risk-free, money market funds carry, perhaps, the least amount of risk, as they generally are not as volatile as stocks or stock mutual funds. Money funds are good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

At Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in the higher tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities. In addition, several of the Schwab money funds offer share classes that carry lower expenses in exchange for higher investment minimums.

Now, as a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four during the six-month period covered in this report), yields on money market mutual funds are more attractive than they have been in many years. Not only that, but it's likely that the Fed will raise these rates again this year. Based on this expectation, we anticipate that the yields on money market funds will continue to move upwards over the next few months.

On behalf of Schwab Funds, I want to thank you for investing with us and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

On July 1, 2005, Schwab Funds launched the Schwab Target Funds(TM), a suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime. With a single investment in a Schwab Target Fund, you can avoid a common investment mistake--failing to adjust your portfolio over time.

The funds are designed to provide shareholders with investment management, asset allocation and ongoing re-allocation over time. You simply choose the fund that most closely matches the date of your retirement and our experienced portfolio managers will do the rest. They will rebalance four of the five funds from more aggressive to more conservative as you get closer to your retirement date. The fifth fund is designed to help generate income and additional growth after you've retired. It also is a good choice for investors already enjoying their retirement.

These no-load funds are a good value, as the funds have access to the lowest-priced eligible share class on the underlying Schwab affiliate funds. And because the funds invest in groups of other Schwab affiliate funds, they provide an additional layer of diversification.

At Schwab, we believe that having an asset-allocation plan that fits your retirement goals, time frame and tolerance for risk is a key element in meeting your long-term investment goals. The Schwab Target Funds are designed to help you do this. I encourage you to learn more about these funds at www.schwab.com/target, or call Schwab.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Money Market Fund

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact


                                                      Schwab Money Market Fund 3

MANAGEMENT'S DISCUSSION continued

      In this market environment, our strategy was to position the fund for a continued rise in rates.

on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

IN RESPONSE TO THE FEDERAL RESERVE'S STATED INTENTIONS TO RAISE SHORT-TERM INTEREST RATES AT A "MEASURED" PACE, THE YIELD CURVE FOR MONEY MARKET FUNDS STEEPENED DURING THE FIRST QUARTER. Over the course of the second quarter the yield curve began to flatten as the market questioned the duration of the Fed's tightening campaign.

In this market environment, our strategy was to position the fund for a continued rise in rates. To accomplish this, we maintained and continued to add to our position of variable-rate securities. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. To further take advantage of the rising-rate environment, we kept the weighted average maturity (WAM) short, at about 42 days. Keeping the WAM short provided flexibility to adapt and respond to the changes in interest rates. This is a similar strategy to our peers, as shortening the WAM enabled money funds to more quickly reinvest at higher rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Money Market Fund

PERFORMANCE AND FUND FACTS as of 6/30/05 Ticker Symbol: SWMXX

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                          2.49%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                                               2.44%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                                                2.52%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              42 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                                      Schwab Money Market Fund 5

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                            ENDING
                                                       BEGINNING         ACCOUNT VALUE             EXPENSES
                                 EXPENSE RATIO 1     ACCOUNT VALUE     (NET OF EXPENSES)     PAID DURING PERIOD 2
                                  (ANNUALIZED)         AT 1/1/05          AT 6/30/05            1/1/05-6/30/05
-----------------------------------------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND(TM)
  Actual Return                       0.74%              $1,000            $1,010.00                 $3.69
  Hypothetical 5% Return              0.74%              $1,000            $1,021.13                 $3.71

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Money Market Fund

SCHWAB MONEY MARKET FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                    1/1/05-     1/1/04-     1/1/03-     1/1/02-     1/1/01-     1/1/00-
                                                   6/30/05*    12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                1.00        1.00        1.00        1.00        1.00        1.00
                                                   ---------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.01        0.01        0.01        0.01        0.04        0.06
                                                   ---------------------------------------------------------------------
Less distributions:
  Dividends from net investment income               (0.01)      (0.01)      (0.01)      (0.01)      (0.04)      (0.06)
                                                   ---------------------------------------------------------------------
Net asset value at end of period                      1.00        1.00        1.00        1.00        1.00        1.00
                                                   ---------------------------------------------------------------------
Total return (%)                                      1.00 1      0.68        0.50        1.23        3.73        5.84

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net operating expenses                                0.74 2      0.75        0.75        0.75        0.75        0.76 3
  Gross operating expenses                            0.79 2      0.78        0.78        0.78        0.79        0.81
  Net investment income                               2.01 2      0.67        0.50        1.22        3.63        5.70
Net assets, end of period ($ x 1,000,000)           42,213      44,023      49,079      51,063      49,116      41,823

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 7

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                    COST              VALUE
HOLDINGS BY CATEGORY                             ($x1,000)          ($x1,000)
-----------------------------------------------------------------------------
 64.3%  FIXED-RATE
        OBLIGATIONS                             27,143,994        27,143,994

 17.3%  VARIABLE-RATE
        OBLIGATIONS                              7,309,345         7,309,345

 18.5%  OTHER INVESTMENTS                        7,820,973         7,820,973
-----------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                       42,274,312        42,274,312

(0.1)%  OTHER ASSETS AND
        LIABILITIES                                                  (61,436)
-----------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                          42,212,876

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      FIXED-RATE OBLIGATIONS 64.3% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 36.3%
      --------------------------------------------------------------------------
      AB SPINTAB
      2.95%, 08/08/05                                      137,000       136,580

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      3.15%, 09/08/05                                       70,000        69,584
      3.20%, 09/12/05                                       40,000        39,744

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      3.20%, 07/20/05                                       13,892        13,869
      2.95%, 08/10/05                                       32,096        31,992
      3.28%, 08/31/05                                       60,000        59,670

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      3.09%, 07/07/05                                      100,000        99,949
      3.17%, 07/18/05                                      100,000        99,851
      3.19%, 07/19/05                                       90,000        89,857
      3.23%, 07/21/05                                      136,030       135,787
      3.24%, 07/27/05                                      100,000        99,767
      3.26%, 07/28/05                                       27,400        27,333

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      3.15%, 09/02/05                                       45,000        44,756
      3.60%, 12/19/05                                       50,000        49,159
      3.61%, 12/19/05                                       25,000        24,579
      3.62%, 12/22/05                                       28,713        28,220
      3.61%, 12/23/05                                       66,210        65,069

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      3.17%, 07/11/05                                       41,000        40,964
      3.23%, 07/22/05                                       16,000        15,970
      3.30%, 08/03/05                                       25,000        24,925
      3.23%, 08/08/05                                      112,000       111,621
      3.23%, 08/09/05                                       55,000        54,809
      3.24%, 08/09/05                                       50,000        49,826
      3.30%, 08/26/05                                       39,000        38,802

   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      3.09%, 07/05/05                                       21,860        21,853
      3.15%, 07/11/05                                       74,204        74,139

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      2.84%, 07/14/05                                      279,000       278,718
      2.87%, 07/20/05                                      146,470       146,251
      2.87%, 07/21/05                                       60,882        60,786
      2.87%, 07/22/05                                       50,000        49,917
      3.15%, 09/15/05                                      196,012       194,729
      3.25%, 09/20/05                                      120,000       119,136
      3.39%, 11/16/05                                       60,000        59,234
      3.61%, 12/20/05                                       26,643        26,192


8 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      BANK OF AMERICA CORP.
      3.32%, 10/06/05                                      245,000       242,848

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      3.29%, 07/12/05                                       70,000        69,930
      3.15%, 07/13/05                                       82,000        81,914
      3.21%, 07/20/05                                       64,000        63,892

    * CC (USA), INC., SECTION 3C7 / 144A
      2.78%, 07/07/05                                       15,000        14,993
      3.31%, 09/12/05                                       50,000        49,667
      3.43%, 09/29/05                                       78,000        77,337
      3.46%, 09/29/05                                       64,000        63,451

    + CITIGROUP FUNDING, INC.
      3.11%, 07/01/05                                      446,000       446,000
      3.21%, 07/21/05                                      200,000       199,644
      3.21%, 07/22/05                                      181,000       180,662

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      3.17%, 08/02/05                                      246,000       245,311
      3.27%, 09/01/05                                      250,000       248,605

   *+ CLIPPER RECEIVABLES CO., LLC
      SECTION 4(2) / 144A
      3.09%, 07/05/05                                       76,000        75,974
      3.19%, 07/18/05                                       30,000        29,955
      3.11%, 07/21/05                                       50,000        49,914

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
      2.81%, 07/06/05                                       30,000        29,988
      2.83%, 07/06/05                                       69,000        68,973
      3.25%, 07/22/05                                       20,000        19,962
      2.96%, 08/11/05                                       50,000        49,834
      3.07%, 08/16/05                                      152,252       151,664
      3.01%, 08/18/05                                       69,000        68,728

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 3C7 / 144A
      3.09%, 07/12/05                                       36,000        35,966
      3.09%, 07/19/05                                      131,000       130,799
      3.17%, 07/26/05                                       11,000        10,976
      2.95%, 08/08/05                                       99,000        98,696
      3.37%, 10/20/05                                       96,468        95,480
      3.44%, 11/16/05                                       98,292        97,017

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      3.16%, 07/13/05                                      265,000       264,722
      3.17%, 07/25/05                                      200,000       199,580
      3.17%, 07/26/05                                      150,000       149,672
      3.17%, 07/27/05                                      300,000       299,317
      3.26%, 07/28/05                                      150,000       149,634
      3.30%, 09/06/05                                      100,000        99,390
      3.30%, 09/07/05                                      100,000        99,381

    + DEXIA DELAWARE L.L.C.
      3.30%, 09/09/05                                      200,000       198,726

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      2.78%, 07/07/05                                       50,000        49,977
      2.82%, 07/15/05                                       20,000        19,978
      3.31%, 09/09/05                                       10,000         9,936
      3.43%, 09/28/05                                       45,000        44,622

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      3.08%, 07/07/05                                       23,000        22,988
      3.13%, 07/08/05                                       25,000        24,985
      3.14%, 07/12/05                                       20,000        19,981
      3.25%, 07/15/05                                       10,000         9,987
      3.23%, 07/25/05                                       50,000        49,893
      3.23%, 07/26/05                                       47,000        46,895
      3.17%, 07/27/05                                       20,000        19,954
      3.26%, 07/28/05                                       25,000        24,939
      3.27%, 07/28/05                                       25,000        24,939
      3.31%, 08/02/05                                       18,000        17,947
      3.46%, 09/28/05                                       50,000        49,576

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      3.26%, 07/25/05                                       17,062        17,025
      3.17%, 07/27/05                                       19,162        19,118
      2.96%, 07/28/05                                       11,153        11,129

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      3.05%, 07/01/05                                       16,000        16,000
      3.07%, 07/11/05                                       11,000        10,991
      3.09%, 07/19/05                                       53,670        53,588
      3.09%, 07/20/05                                       90,000        89,854
      3.13%, 07/26/05                                       53,000        52,886
      3.31%, 09/06/05                                       10,000         9,939
      3.43%, 09/26/05                                       60,000        59,507

      GENERAL ELECTRIC CAPITAL CORP.
      2.86%, 07/20/05                                      371,000       370,448

    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      3.10%, 07/06/05                                       96,000        95,959
      3.18%, 07/13/05                                      100,000        99,894
      3.09%, 07/18/05                                       57,958        57,874
      3.23%, 07/19/05                                      100,000        99,839
      3.24%, 07/22/05                                       55,000        54,896
      3.29%, 07/28/05                                       75,000        74,816
      3.32%, 08/01/05                                        9,000         8,974

   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
      3.43%, 09/28/05                                       60,000        59,496
      3.60%, 12/20/05                                      100,000        98,309


                                                          See financial notes. 9

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
   *+ GREYHAWK FUNDING L.L.C., SECTION 4(2) / 144A
      3.15%, 07/11/05                                       39,000        38,966

      HSBC U.S.A., INC.
      3.32%, 08/01/05                                       75,000        74,786
      3.59%, 12/20/05                                       50,000        49,159

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      3.29%, 09/07/05                                       85,000        84,477
      3.30%, 09/12/05                                       50,000        49,668
      3.30%, 09/13/05                                       10,000         9,933
      3.45%, 11/10/05                                       50,000        49,379

    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      3.26%, 07/11/05                                       11,250        11,240

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      3.13%, 07/13/05                                        8,078         8,070
      3.16%, 07/18/05                                       44,316        44,250
      3.17%, 07/18/05                                      125,391       125,204
      3.19%, 07/19/05                                       90,229        90,086
      3.26%, 07/25/05                                       49,155        49,048
      3.23%, 07/26/05                                      100,000        99,776

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      2.84%, 07/15/05                                       21,800        21,776
      3.07%, 08/25/05                                       98,700        98,244
      3.15%, 09/09/05                                       38,200        37,970
      3.31%, 09/12/05                                       34,400        34,171
      3.25%, 09/19/05                                       14,000        13,900
      3.35%, 10/03/05                                      100,000        99,141
      3.33%, 10/11/05                                       20,100        19,913
      3.38%, 11/08/05                                       50,000        49,401
      3.46%, 11/15/05                                       28,000        27,637
      3.51%, 12/09/05                                       10,000         9,846

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      3.37%, 10/12/05                                      104,000       103,015

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      3.18%, 07/15/05                                      192,000       191,763
      3.25%, 09/20/05                                       15,000        14,892

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      3.09%, 07/14/05                                       10,000         9,989
      2.86%, 07/18/05                                       14,000        13,981
      3.22%, 07/18/05                                       70,196        70,090
      3.26%, 07/18/05                                       72,000        71,890
      2.88%, 07/25/05                                       45,000        44,915
      3.07%, 08/16/05                                      100,000        99,613
      3.07%, 08/23/05                                       10,000         9,955
      3.15%, 09/01/05                                      225,000       223,799

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      3.22%, 07/22/05                                       50,000        49,906
      3.27%, 07/25/05                                       29,640        29,576
      3.26%, 07/27/05                                      100,332       100,096
      3.31%, 07/27/05                                       51,647        51,524
      3.31%, 07/29/05                                       40,115        40,012
      3.31%, 09/08/05                                       48,000        47,698
      3.43%, 09/21/05                                       20,000        19,845
      3.43%, 09/22/05                                      100,000        99,216
      3.43%, 09/23/05                                       60,000        59,524

      MORGAN STANLEY
      3.15%, 07/19/05                                      111,000       110,826
      3.19%, 07/20/05                                       50,000        49,916
      3.23%, 07/20/05                                       50,000        49,915
      3.45%, 11/14/05                                      200,000       197,439

    + NATIONAL AUSTRALIA FUNDING (DELAWARE) INC.
      3.18%, 07/25/05                                       20,000        19,958

    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
      Series 2000A
      3.23%, 07/13/05                                       77,875        77,791
      3.33%, 07/08/05                                       18,500        18,488
      3.24%, 07/18/05                                        5,300         5,292
      3.38%, 07/26/05                                       25,000        24,941

   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
      3.09%, 07/06/05                                       18,541        18,533
      3.30%, 07/07/05                                       50,000        49,973
      2.89%, 07/13/05                                       13,000        12,988
      2.93%, 07/28/05                                       30,449        30,383
      2.96%, 08/08/05                                       10,000         9,969

   *+ PARK AVENUE RECEIVABLES CORP. L.L.C.,
      SECTION 4(2) / 144A
      3.14%, 07/14/05                                      136,069       135,915
      3.16%, 07/18/05                                       87,316        87,186
      3.26%, 07/25/05                                       35,000        34,924
      3.23%, 07/26/05                                      178,000       177,602

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      3.26%, 07/25/05                                       45,000        44,903
      3.27%, 07/29/05                                      150,000       149,620
      3.20%, 08/01/05                                       16,500        16,455

   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
      3.13%, 07/14/05                                       63,000        62,929
      3.15%, 07/15/05                                       81,323        81,224

   *+ RANGER FUNDING CO. L.L.C., SECTION 4(2) / 144A
      3.19%, 07/19/05                                       86,590        86,453


10 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
    + SAN PAOLO IMI U.S. FINANCIAL CO.
      3.09%, 07/21/05                                      100,000        99,829

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      2.81%, 07/13/05                                      210,000       209,806
      3.31%, 09/09/05                                      110,000       109,298

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      2.86%, 07/15/05                                       82,249        82,159
      3.33%, 09/19/05                                      111,547       110,735
      3.33%, 09/27/05                                       21,000        20,832

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      2.81%, 07/01/05                                       27,000        27,000
      3.08%, 07/12/05                                      200,000       199,813
      3.09%, 07/13/05                                       28,000        27,971
      3.15%, 09/02/05                                       45,000        44,756
      3.46%, 11/21/05                                       84,000        82,866

      SKANDINAVISKA ENSKILDA BANKEN AB
      2.81%, 07/12/05                                       70,000        69,941
      3.25%, 09/16/05                                       55,000        54,624
      3.26%, 09/16/05                                       39,000        38,732

      SOCIETE GENERALE NORTH AMERICA, INC.
      2.73%, 07/06/05                                      150,000       149,944

      THE GOLDMAN SACHS GROUP, INC.
      3.47%, 11/21/05                                       90,000        88,781

   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
      3.26%, 07/27/05                                       12,000        11,972

   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) / 144A
      3.26%, 07/25/05                                       20,658        20,613

    + UBS FINANCE (DELAWARE) INC.
      3.08%, 07/08/05                                      315,000       314,812
      3.24%, 07/25/05                                       10,600        10,577

    + WESTPAC CAPITAL CORP.
      3.45%, 11/28/05                                      150,000       147,881
      3.46%, 11/29/05                                      100,000        98,574

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      2.92%, 07/07/05                                       10,381        10,376
      3.43%, 09/26/05                                       44,653        44,286

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      3.09%, 07/08/05                                       49,000        48,971
      3.17%, 07/18/05                                       85,000        84,873
      3.19%, 07/19/05                                       25,000        24,960
      3.19%, 07/21/05                                      160,000       159,717
      3.23%, 07/21/05                                       67,000        66,880

   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
      3.19%, 07/19/05                                       29,189        29,143
                                                                     -----------
                                                                      15,331,064
      CERTIFICATES OF DEPOSIT   26.3%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
      3.08%, 07/18/05                                       50,000        50,000
      3.32%, 10/18/05                                       55,000        54,945
      3.58%, 12/20/05                                       25,000        25,000

      AMERICAN EXPRESS BANK FSB
      3.09%, 07/07/05                                      120,000       120,000

      AMERICAN EXPRESS CENTURION BANK
      3.30%, 09/06/05                                      128,000       128,000

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      2.77%, 07/06/05                                      220,000       220,000
      3.33%, 10/11/05                                       20,000        20,000
      3.46%, 11/28/05                                      185,000       185,000
      3.49%, 12/02/05                                       50,000        50,000

      BANK OF THE WEST
      3.33%, 09/27/05                                       46,000        46,000

      BANK OF TOKYO-MITSUBISHI, LTD.
      3.27%, 07/27/05                                      170,000       170,000

      BARCLAYS BANK PLC
      3.57%, 12/19/05                                       89,000        89,000

      BNP PARIBAS
      3.30%, 09/12/05                                      163,000       163,000
      3.43%, 11/08/05                                      300,000       300,000
      3.46%, 11/28/05                                      410,000       410,000

      CALYON
      3.37%, 11/09/05                                      265,000       265,000
      3.40%, 11/10/05                                      235,000       235,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      2.72%, 07/05/05                                      338,000       338,000

      CITIBANK, N.A.
      3.27%, 08/31/05                                      113,000       113,000

      CREDIT SUISSE FIRST BOSTON
      3.15%, 07/29/05                                       15,000        15,000
      3.19%, 08/09/05                                      643,000       643,000
      3.27%, 09/02/05                                       75,000        75,000

      DANSKE BANK A/S
      3.18%, 07/18/05                                       30,000        30,000
      3.23%, 07/26/05                                      247,000       247,000

      DEPFA BANK, PLC
      2.77%, 07/05/05                                       20,000        20,000
      3.11%, 09/01/05                                       80,000        80,000

      DEUTSCHE BANK, AG
      3.31%, 09/08/05                                      150,000       149,998
      3.31%, 09/16/05                                      175,000       175,000


                                                         See financial notes. 11

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      DEXIA CREDIT LOCAL
      3.23%, 07/22/05                                      182,000       182,000

      DNB NOR BANK
      3.40%, 11/10/05                                       50,000        50,001

      HSBC BANK, PLC
      3.11%, 07/25/05                                      245,000       245,000
      3.03%, 08/22/05                                      260,000       260,000

      HSBC BANK, USA
      3.44%, 11/21/05                                       41,000        40,996

      KBC BANK NV
      3.11%, 07/15/05                                      113,000       113,000
      3.14%, 07/15/05                                      122,000       122,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      3.15%, 09/12/05                                      200,000       200,002
      3.45%, 11/14/05                                       50,000        50,000

      LLOYDS TSB BANK, PLC
      3.45%, 11/17/05                                       90,000        89,992
      3.46%, 12/01/05                                      115,000       115,002

      MIZUHO CORP. BANK, LTD.
      3.20%, 08/08/05                                       80,000        80,000
      3.21%, 08/08/05                                       90,000        90,000

      NORDEA BANK FINLAND, PLC
      3.30%, 09/09/05                                      100,000       100,000

      ROYAL BANK OF SCOTLAND, PLC
      2.17%, 07/01/05                                      145,000       145,000
      3.25%, 07/28/05                                      195,000       195,000

      SKANDINAVISKA ENSKILDA BANKEN AB
      3.20%, 07/22/05                                      160,000       160,000

      SOCIETE GENERALE
      3.23%, 09/23/05                                      200,000       200,000
      3.51%, 12/15/05                                      300,000       300,000
      3.54%, 12/16/05                                      200,000       200,000

      SVENSKA HANDELSBANKEN AB
      3.11%, 07/14/05                                      282,000       282,000
      3.19%, 08/10/05                                      360,000       360,000

      TORONTO DOMINION BANK
      3.44%, 11/09/05                                       15,000        14,996
      3.47%, 12/05/05                                      263,000       263,000
      3.54%, 12/09/05                                      170,000       170,000

      U.S. BANK, N.A.
      2.86%, 08/03/05                                      150,000       150,000
      3.20%, 09/15/05                                       20,000        20,000
      3.34%, 10/03/05                                      304,000       304,000
      3.32%, 10/11/05                                      173,000       173,000
      3.45%, 11/18/05                                      100,000       100,000

      UNICREDITO ITALIANO SPA
      3.34%, 10/12/05                                      548,000       548,000

      WASHINGTON MUTUAL BANK, FA
      3.27%, 09/26/05                                      145,000       145,000
      3.44%, 11/22/05                                      198,000       198,000

      WELLS FARGO BANK, N.A.
      3.26%, 07/07/05                                      262,000       261,999
      3.27%, 07/12/05                                      299,000       298,999
      3.25%, 07/28/05                                      230,000       230,000

      WESTPAC BANKING CORP.
      3.22%, 08/10/05                                      197,000       197,000

      WILMINGTON TRUST CO.
      2.81%, 07/05/05                                       42,000        42,000
                                                                     -----------
                                                                      11,112,930
      BANK NOTES 1.5%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      2.98%, 08/19/05                                      300,000       300,000
      2.98%, 08/23/05                                      310,000       310,000
                                                                     -----------
                                                                         610,000
      PROMISSORY NOTES 0.2%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      2.85%, 07/06/05                                       50,000        50,000
      2.93%, 07/15/05                                       40,000        40,000
                                                                     -----------
                                                                          90,000
      VARIABLE-RATE OBLIGATIONS 17.3% of net assets

    + ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS.,
      CALIFORNIA
      RB (Public Pole Institute) Series 2002B
      3.36%, 07/07/05                                       17,830        17,830

    + ALBUQUERQUE, NEW MEXICO AIRPORT
      RB Series 2000B
      3.37%, 07/07/05                                       16,200        16,200

      BANK OF NEW YORK CO., INC., 144A
      3.35%, 07/27/05                                       75,000        75,000

      BARCLAYS BANK, PLC
      3.28%, 07/05/05                                       90,000        89,984
      3.07%, 07/05/05                                      128,000       127,973


12 See financial notes.

SCHWAB MONEY MARKET FUND

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)    ($ x 1,000)
      3.13%, 07/11/05                                       80,000         79,986
      3.15%, 07/18/05                                       45,000         44,985
      3.21%, 07/21/05                                      467,000        466,921
      3.26%, 08/01/05                                      320,000        319,965

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/14/05                                      200,000        199,978

      BNP PARIBAS
      3.18%, 07/18/05                                       95,000         94,980

      CANADIAN IMPERIAL BANK OF COMMERCE
      3.28%, 07/15/05                                      100,000        100,000

    * CC (USA), INC., SECTION 3C7 / 144A
      3.27%, 07/22/05                                       61,000         60,997

    + CFM INTERNATIONAL, INC., 144A
      3.33%, 07/07/05                                       18,990         18,990

    + COOK COUNTY, ILL.
      Series 2004D
      3.36%, 07/07/05                                       30,000         30,000

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/14/05                                      100,000         99,989
      3.20%, 07/15/05                                       47,000         47,000

      FANNIE MAE
      2.99%, 07/05/05                                      195,000        194,967
      3.21%, 07/29/05                                      280,000        279,979

      FEDERAL HOME LOAN BANK
      3.05%, 07/05/05                                      250,000        249,967

    o GE LIFE & ANNUITY ASSURANCE CO.
      3.19%, 07/01/05                                      150,000        150,000

      GENERAL ELECTRIC CAPITAL CORP.
      3.28%, 07/11/05                                      175,000        175,000
      3.34%, 07/18/05                                       75,000         75,000

    o THE GOLDMAN SACHS GROUP, INC., 144A
      3.23%, 07/11/05                                      225,000        225,000

    o THE GOLDMAN SACHS GROUP, INC.
      3.18%, 07/05/05                                       25,000         25,000
      3.36%, 07/28/05                                      140,000        140,000
      3.32%, 07/22/05                                      185,000        185,000

    + HBOS TREASURY SERVICE, PLC
      3.09%, 07/05/05                                       26,000         26,000
      3.27%, 07/26/05                                      160,000        160,000

      HSH NORDBANK, AG
      3.12%, 07/11/05                                      291,000        290,977
      3.13%, 07/11/05                                       91,000         90,987

      J.P. MORGAN SECURITIES, INC., 144A
      3.11%, 07/01/05                                      200,000        200,000

      LANDESBANK BADEN-WURTTEMBERG
      3.10%, 07/07/05                                       24,000         23,997
      3.15%, 07/13/05                                       15,000         14,999
      3.22%, 07/22/05                                       50,000         49,996

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C.,
      SECTION 4(2) / 144A
      3.10%, 07/05/05                                      100,000         99,993
      3.23%, 07/19/05                                       20,000         19,999
      3.27%, 07/26/05                                       75,000         74,998
      3.27%, 07/27/05                                       20,000         19,999
      3.29%, 07/29/05                                       49,000         48,995

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      3.20%, 07/14/05                                       27,000         27,000
      3.17%, 07/15/05                                       22,000         21,998
      3.27%, 07/25/05                                       80,000         79,999
      3.30%, 07/26/05                                       25,000         25,000

    + LOANSTAR ASSETS PARTNERS II, L.P.
      3.32%, 07/07/05                                       45,000         45,000

    + LOWNDES CORP., GEORGIA, 144A
      Taxable Demand Bond Series 1997
      3.36%, 07/07/05                                        3,300          3,300

    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
      3.49%, 07/07/05                                       32,630         32,630
      Series 2001A67
      3.49%, 07/07/05                                       35,065         35,065
      Series 2001A7
      3.49%, 07/07/05                                       15,470         15,470

    o METROPOLITAN LIFE INSURANCE CO.
      3.18%, 07/01/05                                      100,000        100,000
      3.16%, 07/30/05                                       50,000         50,000

    o MONUMENTAL LIFE INSURANCE CO.
      3.27%, 07/01/05                                      100,000        100,000

      MORGAN STANLEY
      3.13%, 07/05/05                                      240,000        240,000

    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Adjustable Rate Lease Revenue
      Taxable Bonds (Barnes & Noble,
      Inc. Distribution & Freight
      Consolidation Center Project)
      Series 1995A
      3.27%, 07/07/05                                       13,310         13,310


                                                         See financial notes. 13

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      Adjustable Rate Lease Revenue
      Taxable Bonds (Barnes & Noble,
      Inc. Distribution & Freight
      Consolidation Center Project)
      Series 1995B
      3.27%, 07/07/05                                       10,000        10,000

      Adjustable Rate Lease Revenue
      Taxable Bonds (Camden Center
      Project) Series 2002A
      3.27%, 07/07/05                                       21,480        21,480

      Adjustable Rate Lease Revenue
      Taxable Bonds (Camden Center
      Project) Series 2002B
      3.27%, 07/07/05                                       20,000        20,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      3.10%, 07/05/05                                       30,000        29,996
      3.15%, 07/11/05                                      100,000        99,981
      3.15%, 07/12/05                                       80,000        79,997
      3.17%, 07/14/05                                       75,000        74,985
      3.18%, 07/18/05                                       50,000        49,998
      3.26%, 07/25/05                                       50,000        50,000

      ROYAL BANK OF CANADA
      3.20%, 07/11/05                                       60,000        60,000

      ROYAL BANK OF SCOTLAND, PLC
      3.09%, 07/05/05                                      150,000       149,979
      3.09%, 07/06/05                                       90,000        89,985
      3.24%, 07/21/05                                      185,000       185,000

    + SANTA ROSA, CALIFORNIA
      Pension Obligation Revenue
      Taxable Bonds Series 2003A
      3.36%, 07/07/05                                        9,400         9,400

    + SE CHRISTIAN CHURCH, JEFFERSON COUNTY, KENTUCKY
      Series 2003
      3.34%, 07/07/05                                        9,300         9,300

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/15/05                                      166,000       165,986
      3.20%, 07/15/05                                      110,000       110,007
      3.26%, 07/25/05                                      109,000       108,988
      3.28%, 08/01/05                                       72,000        71,998

    + SISTERS OF MERCY OF THE AMERICAS REGIONAL COMMUNITY
      OF OMAHA, NEBRASKA
      Series 2001
      3.34%, 07/07/05                                       11,860        11,860

    o TRAVELERS INSURANCE CO.
      3.38%, 07/29/05                                      100,000       100,000

   *+ WACHOVIA ASSET SECURITIZATION, INC., 144A
      Series 2005-HM1A Class AMM
      3.29%, 07/25/05                                       60,000        60,000

      WELLS FARGO & CO., 144A
      3.18%, 07/05/05                                       75,000        75,000
      3.19%, 07/15/05                                      165,000       165,002
                                                                     -----------
                                                                       7,309,345

                                                   MATURITY AMOUNT
      SECURITY                                       ($ x 1,000)
      OTHER INVESTMENTS 18.5% of net assets

      REPURCHASE AGREEMENTS 18.5%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $2,300,100
      3.45%, issued 06/30/05,
      due 07/01/05                                       2,000,192     2,000,000
      3.30%, issued 06/28/05,
      due 07/05/05                                         255,164       255,000

      BEAR STEARNS & CO. INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $411,163
      3.45%, issued, 06/30/05
      due 07/01/05                                         253,024       253,000
      3.21%, issued, 06/23/05
      due 07/07/05                                         150,187       150,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $319,236
      3.40%, issued 06/30/05
      due 07/01/05                                         216,994       216,973
      3.09%, issued 05/25/05
      due 07/07/05                                          96,354        96,000

      GOLDMAN SACHS GROUP INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $2,040,000
      3.45%, issued 06/30/05
      due 07/01/05                                       2,000,192     2,000,000


14 See financial notes.

SCHWAB MONEY MARKET FUND

                                                   MATURITY AMOUNT      VALUE
      SECURITY                                       ($ x 1,000)     ($ x 1,000)
      J.P. MORGAN CHASE & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $408,000
      3.44%, issued 06/30/05
      due 07/01/05                                         400,038       400,000

      MORGAN STANLEY & CO. INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $1,280,826
      3.40%, issued 06/30/05
      due 07/01/05                                         655,062       655,000
      3.45%, issued 06/30/05
      due 07/01/05                                         600,058       600,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $1,218,906
      3.43%, issued 06/30/05
      due 07/01/05                                         900,086       900,000
      3.21%, issued 06/23/05
      due 07/07/05                                         295,368       295,000
                                                                     -----------
                                                                       7,820,973

END OF INVESTMENTS.

ISSUER                                                                  COST/
RATE, ACQUISITION DATE,                                FACE AMOUNT      VALUE
MATURITY DATE                                          ($ x 1,000)   ($ x 1,000)
AT JUNE 30, 2005, PORTFOLIO HOLDINGS INCLUDED ILLIQUID
AND/OR RESTRICTED SECURITIES AS FOLLOWS:

BLUE SPICE, L.L.C., SECTION 4(2) / 144A
3.29%, 06/28/05, 07/12/05                                   70,000        69,930
3.15%, 06/10/05, 07/13/05                                   82,000        81,914
3.21%, 06/16/05, 07/20/05                                   64,000        63,892
                                                                     -----------
                                                                         215,736
THE GOLDMAN SACHS GROUP, INC.
3.18%, 02/03/05, 07/05/05                                   25,000        25,000
2.85%, 01/06/05, 07/06/05                                   50,000        50,000
2.93%, 01/19/05, 07/15/05                                   40,000        40,000
3.32%, 02/22/05, 07/22/05                                  185,000       185,000
3.36%, 02/28/05, 07/28/05                                  140,000       140,000
                                                                     -----------
                                                                         440,000
THE GOLDMAN SACHS GROUP, INC., 144A
3.23%, 07/07/04, 07/11/05                                  225,000       225,000

GE LIFE & ANNUITY
3.19%, 02/01/05, 07/01/05                                  150,000       150,000

METROPOLITAN LIFE INSURANCE CO.
3.18%, 02/01/05, 07/01/05                                  100,000       100,000
3.16%, 12/28/00, 07/30/05                                   50,000        50,000
                                                                     -----------
                                                                         150,000
MONUMENTAL LIFE INSURANCE CO.
3.27%, 06/10/93, 07/01/05                                  100,000       100,000

TRAVELERS INSURANCE CO.
3.38%, 10/31/03, 07/29/05                                  100,000       100,000


                                                         See financial notes. 15

SCHWAB MONEY MARKET FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                               $34,453,339
Repurchase agreements, at value                                       7,820,973 a
Interest receivable                                                      75,002
Prepaid expenses                                                 +          555
                                                                 ---------------
TOTAL ASSETS                                                         42,349,869

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                             42,962
   Investments bought                                                    89,984
   Investment adviser and administrator fees                                939
   Transfer agent and shareholder service fees                            1,569
   Trustees' fees                                                            18
Accrued expenses                                                 +        1,521
                                                                 ---------------
TOTAL LIABILITIES                                                       136,993

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         42,349,869
TOTAL LIABILITIES                                                -      136,993
                                                                 ---------------
NET ASSETS                                                          $42,212,876

NET ASSETS BY SOURCE
Capital received from investors                                      42,212,925
Net realized capital losses                                                 (49)

NET ASSET VALUE (NAV)
                  SHARES
NET ASSETS    /   OUTSTANDING   =   NAV
$42,212,876       42,213,484        $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $42,274,312 Includes illiquid and/or restricted securities worth $1,380,736, or 3.3% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $12,865,087 or 30.5% of the fund's total net assets.

  FEDERAL TAX DATA
  ----------------------------------------
  COST BASIS OF PORTFOLIO      $42,274,312

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:           Loss amount:
    2007                               $49


16 See financial notes.

SCHWAB MONEY MARKET FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $592,505

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 67,705 a
Transfer agent and shareholder service fees                               96,891 b
Trustees' fees                                                                89 c
Custodian and portfolio accounting fees                                    1,753
Professional fees                                                             93
Registration fees                                                            313
Shareholder reports                                                        1,876
Other expenses                                                       +       313
                                                                     -----------
Total expenses                                                           169,033
Expense reduction                                                    -     9,700 d
                                                                     -----------
NET EXPENSES                                                             159,333

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  592,505
NET EXPENSES                                                         -   159,333
                                                                     -----------
NET INVESTMENT INCOME                                                    433,172
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $433,172

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through December 31, 2005 to 0.74% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


                                                      See financial notes. 17

SCHWAB MONEY MARKET FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          1/1/05-6/30/05        1/1/04-12/31/04
Net investment income                           $433,172               $316,431
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           433,172                316,431

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income             433,172                316,431 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
Shares sold                                   65,755,636            131,897,898
Shares reinvested                                384,918                310,836
Shares redeemed                           +  (67,950,526)          (137,265,143)
                                          --------------------------------------
NET TRANSACTIONS IN FUND SHARES               (1,809,972)            (5,056,409)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                           44,022,848             49,079,257
Total decrease                            +   (1,809,972)            (5,056,409) c
                                          --------------------------------------
END OF PERIOD                                $42,212,876            $44,022,848

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income                 $316,431
  Long-term capital gains         $     --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


18 See financial notes.

SCHWAB MONEY MARKET FUND

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide Investment Advisory and administrative services and with

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   SCHWAB MONEY MARKET FUND
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves

SCHWAB MONEY MARKET FUND

Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts that it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If

SCHWAB MONEY MARKET FUND


the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Money Market Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. With respect to Schwab Money Market Fund, the Board asked CSIM to consider whether certain measures might reduce the fund's operating expenses or better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. The Board requested that CSIM report the results of its study at the next regular Board meeting. Following such evaluation and based upon CSIM's agreement to perform such study, as requested by the Board, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. With respect to the Schwab Money Market Fund, the Board also considered Schwab's agreement that that fund's net operating expenses (excluding interest, taxes and certain non-routine expenses) would not exceed 74 (seventy-four) basis points for the period January 1, 2005 until April 30, 2006. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chairman, Trustee:      Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.; Chair,
7/29/37                 Family of Funds, 1989;  Director, Charles Schwab Investment Management, Inc.; Chair, Charles Schwab Holdings
                        Investments, 1991;      (UK); Chair, Director, U.S. Trust Corp., United States Trust Co. of New York, U.S.
                        Capital Trust, 1993;    Trust Co., N.A.; CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                        Annuity Portfolios,     (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director, Charles
                        1994.                   Schwab Bank, N.A., The Charles and Helen Schwab Foundation, All Kinds of Minds
                                                (education); Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                (clothing retailer). Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02:
                                                Director, Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                Vodaphone AirTouch PLC (telecommunications). Until 7/01: Director, The Charles
                                                Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE      TRUSTEE SINCE           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         2005 (all trusts).      EVP, President, AMPS Enterprise. Until 7/04: President, CEO, Charles Schwab
7/25/54                                         Investment Management, Inc.; VP, Charles Schwab & Co., Inc. Until 8/02: President,
                                                Chief Investment Officer, American Century Management; Director, American Century
                                                Companies, Inc. Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD    MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER         President, CEO          EVP, President, Director, Charles Schwab Investment Management, Inc. Until 7/04: SVP
5/4/55                  (all trusts).           for Development and Distribution, Asset Management Products and Services Enterprise.
                                                Until 6/03: EVP, CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment   SVP, Chief Investment Officer, Director, Charles Schwab Investment Management, Inc.;
4/5/55                  Officer (all trusts).   Chief Investment Officer, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS          SVP, Chief Investment   Since 9/04: Chief Investment Officer, Fixed Income, Charles Schwab Investment
7/10/59                 Officer (all trusts).   Management, Inc. Since 6/04: SVP, Charles Schwab Investment Management, Inc. Until
                                                6/04: VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER        SVP, Chief Investment   Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab Investment
9/29/63                 Officer (all trusts).   Management, Inc. Since 6/04: VP, Chief Investment Officer, Laudus Trust, Laudus
                                                Variable Insurance Trust. Until 5/04: VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE        Chief Compliance        Since 9/04: SVP, Institutional Compliance and Chief Compliance Officer, Charles
11/11/60                Officer (all trusts).   Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus Trust, Laudus
                                                Variable Insurance Trust. Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab
                                                Investment Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab & Co.,
                                                Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary               SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab Investment
3/13/61                 (all trusts).           Management, Inc. Until 6/98: Branch Chief in Enforcement, U.S. Securities and
                                                Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA          Treasurer, Principal    Since 11/04: SVP, CFO, Charles Schwab Investment Management, Inc. Until 11/04: SVP,
6/9/64                  Financial Officer       Financial Reporting, Charles Schwab & Co., Inc. Until 12/99: CFO, Commerzbank
                        (all trusts).           Capital Markets. Until 9/99: Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE    TRUSTEE SINCE             MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER    2000 (all trusts).        Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford University, America
8/13/60                                         First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc.
                                                (mortgage finance), Stanford Hospitals and Clinics, SRI International (research),
                                                PMI Group, Inc. (mortgage insurance), Lucile Packard Children's Hospital. Since
                                                2/05: Director, Pacific Mutual Holding Company (insurance). Since 2004: Laudus
                                                Trust, Laudus Variable Insurance Trust. Until 2001: Stanford University, Special
                                                Assistant to the President. From 1996-2001: VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD     Family of Funds, 1989;    CEO, Dorward & Associates (corporate management, marketing and communications
9/23/31               Investments, 1991;        consulting). Until 1999: EVP, Managing Director, Grey Advertising. Until 1996:
                      Capital Trust, 1993;      President, CEO, Allen & Dorward Advertising.
                      Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER     2000 (all trusts).        Dean Emeritus, Haas School of Business, University of California, Berkeley;
11/22/41                                        Director, Aphton Corp. (bio-pharmaceuticals); Non-Executive Chair, Solectron Corp.
                                                (manufacturing), Mission West Properties (commercial real estate), Stratex Networks
                                                (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since 2004: Trustee, Laudus Trust,
                                                Laudus Variable Insurance Trust. Until 2/04: Co-CEO, Aphton Corp.
                                                (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES      Family of Funds, 1989;    Chair, CEO, Director, Semloh Financial, Inc. (international financial services and
5/15/31               Investments, 1991;        investment advisory firm).
                      Capital Trust, 1993;
                      Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH       2000 (all trusts).        Chair, CEO, Founder, Smith Graham & Co. (investment advisers); Trustee, Cooper
9/28/50                                         Industries (electrical products, tools and hardware); Chairman, audit committee,
                                                Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS    Family of Funds, 1989;    Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chair, CEO, North
6/28/38               Investments, 1991;        American Trust (real estate investment trust).
                      Capital Trust, 1993;
                      Annuity Portfolios,
                      1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY     Family of Funds, 1989;    Chair, CEO, Wilsey Bennett, Inc. (real estate investment and management, and other
8/18/43               Investments, 1991;        investments).
                      Capital Trust, 1993;
                      Annuity Portfolios,
                      1994.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13602-09

SCHWAB MUNICIPAL MONEY FUND(TM)

      SEMIANNUAL REPORT
      June 30, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

    Management's Discussion ................................................   2

    Performance and Fund Facts .............................................   5

    Fund Expenses ..........................................................   6

    Financial Statements ...................................................   7

    Financial Notes ........................................................  57

    Investment Advisory Agreement Approval .................................  60

    Trustees and Officers ..................................................  63

    Glossary ...............................................................  66

    Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

    Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that it's important to make sure that your cash is earning income between long-term investments by putting the money into a money market fund. While no investment is risk-free, money market funds carry, perhaps, the least amount of risk, as they generally are not as volatile as stocks or stock mutual funds. Money funds are good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

At Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in the higher tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities. In addition, several of the Schwab money funds offer share classes that carry lower expenses in exchange for higher investment minimums.

Now, as a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four during the six-month period covered in this report), yields on money market mutual funds are more attractive than they have been in many years. Not only that, but it's likely that the Fed will raise these rates again this year. Based on this expectation, we anticipate that the yields on money market funds will continue to move upwards over the next few months.

On behalf of Schwab Funds, I want to thank you for investing with us and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

On July 1, 2005, Schwab Funds launched the Schwab Target Funds(TM), a suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime. With a single investment in a Schwab Target Fund, you can avoid a common investment mistake--failing to adjust your portfolio over time.

The funds are designed to provide shareholders with investment management, asset allocation and ongoing re-allocation over time. You simply choose the fund that most closely matches the date of your retirement and our experienced portfolio managers will do the rest. They will rebalance four of the five funds from more aggressive to more conservative as you get closer to your retirement date. The fifth fund is designed to help generate income and additional growth after you've retired. It also is a good choice for investors already enjoying their retirement.

These no-load funds are a good value, as the funds have access to the lowest-priced eligible share class on the underlying Schwab affiliate funds. And because the funds invest in groups of other Schwab affiliate funds, they provide an additional layer of diversification.

At Schwab, we believe that having an asset-allocation plan that fits your retirement goals, time frame and tolerance for risk is a key element in meeting your long-term investment goals. The Schwab Target Funds are designed to help you do this. I encourage you to learn more about these funds at www.schwab.com/target, or call Schwab.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the overall management of the fund. Prior to joining the firm in 2000, he worked for more than 10 years in fixed income portfolio management.

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, is responsible for day-to-day management of the fund. Prior to joining the firm in 1992, he worked for nearly 10 years in asset management.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report


                                                   Schwab Municipal Money Fund 3

MANAGEMENT'S DISCUSSION  continued

      In this type of economic climate and market environment, we allowed the fund's weighted average maturity (WAM) to shorten to a more neutral position versus our peers.

period at a still moderate 3.25%. The moves have had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

AS NOTED ABOVE, THE FED CONTINUED IN ITS TIGHTENING MODE, RAISING SHORT-TERM INTEREST RATES 0.25% AT EACH OF ITS FOUR MEETINGS THIS YEAR. At the end of the six-month report period, the rate was 3.25%. The higher taxable rates translated into higher municipal money market yields, as well. Yields on municipal variable-rate demand notes rose significantly during this period. The Bond Market Association's seven-day muni index averaged 2.25% during the six-month report period, 0.80% higher than the prior six-month period. This change had a positive impact on muni money fund yields, which rose 0.60% on average over the report period.

In this type of economic climate and market environment, we allowed the fund's weighted average maturity (WAM) to shorten to a more neutral position versus our peers. When the opportunity arose, we added commercial paper with maturities of 30-90 days, as they offered the best relative value of any other assets during the report period. We also increased our exposure to attractively priced seven-day variable-rate notes.

Despite the ongoing rising-rate environment, municipal-note supply remained steady in the first half of 2005. During this period, issuance of commercial paper and seven-day variable-rate notes was strong.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Municipal Money Fund

PERFORMANCE AND FUND FACTS as of 6/30/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                            SWEEP                 VALUE ADVANTAGE             SELECT                INSTITUTIONAL
                                            SHARES                   SHARES(TM)              SHARES(R)                 SHARES
Ticker Symbol                                SWXXX                     SWTXX                   SWLXX                    SWOXX
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                            1.84%                     2.04%                   2.14%                    2.25%
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD-NO WAIVER 2                  1.68%                     1.91%                   1.91%                    1.91%
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                  1.86%                     2.06%                   2.17%                    2.28%
------------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT                 2.86%                     3.17%                   3.34%                    3.51%
EFFECTIVE YIELD 1, 3
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

WEIGHTED AVERAGE MATURITY                                                                                                  39 days
------------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                                                                                100% Tier 1
------------------------------------------------------------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                                                                                    75%
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
 Sweep Investments(TM)                                                                                                        *
 Value Advantage Shares                                                                                                    $25,000
  ($15,000 for IRA and custodial accounts)
 Select Shares                                                                                                           $1,000,000
 Institutional Shares                                                                                                    $3,000,000
------------------------------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2005 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

4 Please see prospectus for further detail and eligibility requirements.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


                                                   Schwab Municipal Money Fund 5

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                              ENDING
                                                                       BEGINNING           ACCOUNT VALUE           EXPENSES
                                              EXPENSE RATIO 1        ACCOUNT VALUE       (Net of Expenses)    PAID DURING PERIOD 2
                                                (Annualized)          at 1/1/05              at 6/30/05         1/1/05-6/30/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB MUNICIPAL MONEY FUND(TM)

Sweep Shares
  Actual Return                                     0.66%               $1,000               $1,007.50               $3.29
  Hypothetical 5% Return                            0.66%               $1,000               $1,021.52               $3.31

Value Advantage Shares(TM)
  Actual Return                                     0.45%               $1,000               $1,008.60               $2.24
  Hypothetical 5% Return                            0.45%               $1,000               $1,022.56               $2.26

Select Shares(R)
  Actual Return                                     0.35%               $1,000               $1,009.00               $1.74
  Hypothetical 5% Return                            0.35%               $1,000               $1,023.06               $1.76

Institutional Shares
  Actual Return                                     0.24%               $1,000               $1,009.60               $1.20
  Hypothetical 5% Return                            0.24%               $1,000               $1,023.60               $1.20

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Municipal Money Fund

SCHWAB MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                1/1/05-     1/1/04-     1/1/03-     1/1/02-     1/1/01-     1/1/00-
SWEEP SHARES                                                   6/30/05*    12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           1.00        1.00        1.00        1.00        1.00        1.00
                                                               ---------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01        0.01       (0.00) 1     0.01        0.02        0.03
                                                               ---------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.01)      (0.01)      (0.00) 1    (0.01)      (0.02)      (0.03)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 1.00        1.00        1.00        1.00        1.00        1.00
                                                               ---------------------------------------------------------------------
Total return (%)                                                 0.75 2      0.60        0.46        0.91        2.23        3.53

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                         0.66 3      0.66        0.66        0.66        0.66        0.67 4
  Gross operating expenses                                       0.81 3      0.81        0.81        0.82        0.83        0.84
  Net investment income                                          1.51 3      0.60        0.46        0.90        2.21        3.47
Net assets, end of period ($ x 1,000,000)                       7,067       7,563       7,494       7,435       7,265       6,780

                                                                1/1/05-     1/1/04-     1/1/03-     1/1/02-     1/1/01-     1/1/00-
VALUE ADVANTAGE SHARES                                         6/30/05*    12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           1.00        1.00        1.00        1.00        1.00        1.00
                                                               ---------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01        0.01        0.01        0.01        0.02        0.04
                                                               ---------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.01)      (0.01)      (0.01)      (0.01)      (0.02)      (0.04)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 1.00        1.00        1.00        1.00        1.00        1.00
                                                               ---------------------------------------------------------------------
Total return (%)                                                 0.86 2      0.81        0.68        1.12        2.45        3.75

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                         0.45 3      0.45        0.45        0.45        0.45        0.46 5
  Gross operating expenses                                       0.58 3      0.58        0.58        0.59        0.61        0.64
  Net investment income                                          1.72 3      0.80        0.68        1.11        2.35        3.70
Net assets, end of period ($ x 1,000,000)                       3,206       3,245       3,901       4,480       3,778       2,919

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.66% if certain non-routine expenses (proxy fees) had not been included.

5 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 7

SCHWAB MUNICIPAL MONEY FUND

                                                                1/1/05-     1/1/04-     6/2/03 1-
SELECT SHARES                                                  6/30/05*    12/31/04    12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           1.00        1.00        1.00
                                                               ---------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01        0.01       (0.00) 2
                                                               ---------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.01)      (0.01)      (0.00) 2
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 1.00        1.00        1.00
                                                               ---------------------------------------------------------------------
Total return (%)                                                 0.90 3      0.92        0.39 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                         0.35 4      0.35        0.35 4
  Gross operating expenses                                       0.59 4      0.58        0.58 4
  Net investment income                                          1.84 4      0.93        0.68 4
Net assets, end of period ($ x 1,000,000)                         863         727         474

                                                                1/1/05-     1/1/04-     6/2/03 1-
INSTITUTIONAL SHARES                                           6/30/05*    12/31/04    12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           1.00        1.00        1.00
                                                               ---------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01        0.01       (0.00) 2
                                                               ---------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.01)      (0.01)      (0.00) 2
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 1.00        1.00        1.00
                                                               ---------------------------------------------------------------------
Total return (%)                                                 0.96 3      1.03        0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                         0.24 4      0.24        0.24 4
  Gross operating expenses                                       0.58 4      0.58        0.58 4
  Net investment income                                          1.92 4      1.08        0.80 4
Net assets, end of period ($ x 1,000,000)                       1,597       1,459         718

* Unaudited.

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.


8 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities:

+  Credit-enhanced security

~  Liquidity-enhanced security

@  Variable-rate security

*  Delayed-delivery security

/  Restricted but deemed liquid security comprised of 144A

= All or a portion of this security is held as collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
103.2%  MUNICIPAL
        SECURITIES                                    13,143,595     13,143,595
--------------------------------------------------------------------------------
103.2%  TOTAL INVESTMENTS                             13,143,595     13,143,595

(3.2)%  OTHER ASSETS AND
        LIABILITIES                                                    (410,672)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   12,732,923

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      MUNICIPAL SECURITIES 103.2% of net assets

      ALABAMA 0.9%

      ALABAMA IDA
   +@ IDRB (Scientific Utilization)
        Series 1996
        2.65%, 07/07/05                                    1,620           1,620

      BESSEMER MEDICAL CLINIC BOARD
   +~ RB Series 1990A
        2.80%, 06/15/06                                   14,725          14,725

      BIRMINGHAM PUBLIC EDUCATIONAL
      BUILDING AUTH
   +@ Student Housing RB
        Series 2005A
        2.29%, 07/07/05                                    6,415           6,415

      BIRMINGHAM SPECIAL CARE
      FACILITIES FINANCING AUTH
   +@ Health Care Facility RB
        (Eastern Health System)
        Series 2003A
        2.28%, 07/07/05                                   36,500          36,500

      DAPHNE UTILITIES BOARD
  +~@ Water, Gas & Sewer Refunding
        RB Series 2000
        2.31%, 07/07/05                                    7,630           7,630

      DECATUR IDB
    @ Exempt Facilities Refunding RB
        (Nucor Steel Decatur)
        Series 2003A
        2.33%, 07/07/05                                   17,000          17,000

      DOTHAN IDB
   +@ IDRB (Baxley Blowpipe)
        Series 1997
        3.03%, 07/07/05                                      200             200

      FT PAYNE IDA
   +@ IDRB (Charleston Hosiery)
        Series 1997
        2.39%, 07/07/05                                      800             800

      HOOVER BOARD OF EDUCATION
 +~@/ Capital Outlay TAN Series 2001
        2.32%, 07/07/05                                    9,860           9,860

      INDIAN SPRINGS VILLAGE
   +@ RB (Joseph Bruno Montessori
        Academy) Series 1999
        2.50%, 07/07/05                                    1,190           1,190


                                                          See financial notes. 9

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      SCOTTSBORO
   +@ School Warrants Series 1997
        2.29%, 07/07/05                                    3,655           3,655

      STEVENSON IDB
   +@ Environmental Improvement RB
        (Mead Corp) Series 1997
        2.32%, 07/07/05                                   17,300          17,300

      TUSCALOOSA CNTY
   +@ IDRB (Knight Specialties)
        Series 1998
        2.55%, 07/07/05                                      885             885
                                                                     -----------
                                                                         117,780
      ALASKA 0.3%

      ALASKA HFC
 +~@/ General Mortgage RB
        Series 1999A
        2.32%, 07/07/05                                   21,805          21,805
   ~@ General Mortgage RB
        Series 2002A
        2.32%, 07/07/05                                    5,995           5,995

      ALASKA INDUSTRIAL DEVELOPMENT
      & EXPORT AUTH
  +~@ Revolving Fund Bonds
        Series 1997A
        2.36%, 07/07/05                                    4,850           4,850
                                                                     -----------
                                                                          32,650
      ARIZONA 1.6%

      ARIZONA HEALTH FACILITIES AUTH
  +~@ Hospital RB (Northern Arizona
        Healthcare System)
        Series 1996B
        2.28%, 07/07/05                                    7,050           7,050
  +~@ RB (Arizona Voluntary Hospital
        Federation Pooled Loan
        Program) Series 1985A
        2.28%, 07/07/05                                    5,595           5,595
  +~@ RB (Arizona Voluntary Hospital
        Federation Pooled Loan
        Program) Series 1985B
        2.28%, 07/07/05                                    9,310           9,310

      ARIZONA HIGHER EDUCATION
      LOAN AUTH
    @ Student Loan RB Sr
        Series 2005A
        2.80%, 08/11/05                                   88,900          88,900

      CHANDLER IDA
   +@ IDRB (South Bay Circuits)
        Series 1999A
        2.46%, 07/07/05                                    1,300           1,300

      DEER VALLEY UNIFIED SD NO.97
    + School Improvement Bonds
        Project of 2004 Series 2005A
        2.64%, 07/01/06                                   10,000          10,133

      MARICOPA CNTY IDA
   +@ M/F Mortgage Refunding RB
        (San Fernando Apts)
        Series 2004
        2.32%, 07/07/05                                    7,750           7,750

      PHOENIX CIVIC IMPROVEMENT CORP
   +@ Subordinated Excise Tax RB
        (Airport Improvements)
        Series 1995
        2.28%, 07/07/05                                    1,000           1,000

      PINE RIDGE VILLAGE/CAMPUS
      HEIGHTS LLC
  +~@ RB (Northern Arizona University)
        Series 2005
        2.32%, 07/07/05                                   20,000          20,000

      SALT RIVER PIMA-MARICOPA INDIAN
      COMMUNITY
   +@ Bonds Series 2005
        2.30%, 07/07/05                                    5,000           5,000

      SUN DEVIL ENERGY CENTER
  +~@ RB (Arizona State University)
        Series 2004
        2.32%, 07/07/05                                   19,000          19,000

      TEMPE IDA
   +@ RB (ASUF Brickyard)
        Series 2004A
        2.30%, 07/07/05                                   11,210          11,210

      YAVAPAI CNTY IDA
  +~@ Hospital RB (Yavapai Regional
        Medical Center)
        Series 1997B
        2.28%, 07/07/05                                   14,250          14,250
                                                                     -----------
                                                                         200,498


10 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      ARKANSAS 0.1%

      ARKANSAS DEVELOPMENT
      FINANCE AUTH
   +@ IDRB (C&C Holding Co)
        Series 1998
        2.40%, 07/07/05                                      850             850

      INDEPENDENCE CNTY
   +@ IDRB (Townsends)
        Series 1996
        2.34%, 07/07/05                                    9,000           9,000
                                                                     -----------
                                                                           9,850
      CALIFORNIA 3.9%

      ACCESS LOANS FOR LEARNING
      STUDENT LOAN CORP
   +@ Student Loan Program RB
        Series II-A1
        2.33%, 07/07/05                                   35,000          35,000
   +@ Student Loan Program RB
        Series II-A2
        2.35%, 07/07/05                                   20,000          20,000
   +@ Student Loan Program RB
        Series II-A3
        2.33%, 07/07/05                                   23,700          23,700
   +@ Student Loan Program RB Sr
        Series II-A8
        2.35%, 07/07/05                                   22,150          22,150
   +@ Student Loan Program RB Sr
        Series II-A9
        2.30%, 07/07/05                                   74,000          74,000

      CALIFORNIA
  +~@ Various Purpose GO Bonds
        2.56%, 07/07/05                                      110             110

      CALIFORNIA DEPT OF WATER
      RESOURCES
   +@ Power Supply RB
        Series 2002C-17
        2.35%, 07/07/05                                    1,000           1,000

      CALIFORNIA HFA
  +~@ Home Mortgage RB
        Series 2003D
        2.28%, 07/07/05                                   13,000          13,000
  +~@ Home Mortgage RB
        Series 2003H
        2.28%, 07/07/05                                      975             975
  ~@= Home Mortgage RB
        Series 2005A
        2.28%, 07/07/05                                   52,000          52,000
   ~@ Home Mortgage RB
        Series 2005B
        2.37%, 07/01/05                                   30,220          30,220
   ~@ M/F Housing RB III
        Series 2002E
        2.29%, 07/07/05                                    6,330           6,330

      CALIFORNIA SCHOOL CASH RESERVE
      PROGRAM AUTH
    + Pool Bonds Series 2004A
        1.60%, 07/06/05                                   10,000          10,002

      CALIFORNIA STATEWIDE COMMUNITIES
      DEVELOPMENT AUTH
    * TRAN Series 2005A-2
        2.62%, 06/30/06                                   12,500          12,668
    * TRAN Series 2005A-3
        2.62%, 06/30/06                                    7,500           7,600
      TRAN Series 2005A-4
    * 2.62%, 06/30/06                                     42,500          43,070
    * 2.63%, 06/30/06                                     30,000          30,399
    * TRAN Series 2005A-5
      2.62%, 06/30/06                                     50,000          50,670
      2.63%, 06/30/06                                     18,000          18,240

      LOS ANGELES CNTY METROPOLITAN
      TRANSPORTATION AUTH
    + Second Subordinate Sales Tax
        Revenue TECP Series A
        2.37%, 07/06/05                                   28,051          28,051

      SAN JOAQUIN CNTY TRANSPORTATION
      AUTH
    + Sales Tax Revenue TECP
        2.45%, 07/07/05                                    7,000           7,000

      UNIVERSITY OF CALIFORNIA
      TECP Series A
        2.43%, 07/07/05                                   10,000          10,000
                                                                     -----------
                                                                         496,185
      COLORADO 5.0%

      ARAPAHOE CNTY
   +@ Refunding IDRB (Denver
        Jetcenter) Series 1997
        3.00%, 07/30/05                                    3,500           3,500

      ARVADA
  +~@ Water Enterprise RB Series 2001
        2.90%, 07/01/05                                    4,100           4,100


                                                         See financial notes. 11

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      CENTERRA METROPOLITAN DIST NO.1
   +@ RB Series 2004
        2.31%, 07/07/05                                   10,000          10,000

      COLORADO
   ~@ Education Loan Program TRAN
        Series 2004A
        2.43%, 07/07/05                                   34,920          34,920
      General Fund TRAN
        Series 2005A
        2.62%, 06/27/06                                  230,000         232,641

      COLORADO DEPT OF
      TRANSPORTATION
  +~@ Transportation RAN
        Series 2004A
        2.31%, 07/07/05                                    9,500           9,500

      COLORADO EDUCATIONAL &
      CULTURAL FACILITIES AUTH
   +@ Student Housing Facilities RB
        (Campus Village Apts)
        Series 2005
        2.30%, 07/07/05                                   22,865          22,865

      COLORADO HEALTH FACILITIES AUTH
  +~@ Hospital Revenue RB (NCMC,
        Inc) Series 2005
        2.28%, 07/08/05                                   17,000          17,000

      COLORADO HOUSING & FINANCE
      AUTH
   +@ Economic Development RB
        (Pemracs) Series 2000A
        2.46%, 07/07/05                                    3,370           3,370
      S/F Mortgage Class I Bonds
        Series 2004A-4
        1.82%, 08/01/05                                   26,300          26,300
  ~@/ S/F Program Sr Bonds
        Series 1995D
        2.43%, 07/07/05                                      720             720

      COLORADO STUDENT LOAN AUTH
  +~@ Sr Lien Student Loan RB
        Series 1999A-2
        2.34%, 07/07/05                                   28,400          28,400
  +~@ Sr Lien Student Loan RB
        Series 1999A-3
        2.34%, 07/07/05                                   29,800          29,800
  +~@ Student Loan Program Sr
        Bonds Series 1990A
        2.40%, 07/07/05                                   14,400          14,400
  +~@ Student Loan RB
        Series 1989A
        2.34%, 07/07/05                                   49,400          49,400

      DENVER CITY & CNTY
  +@= Airport System RB
        Series 1992F
        2.33%, 07/07/05                                   17,875          17,875
  +@= Airport System RB
        Series 1992G
        2.33%, 07/07/05                                   18,325          18,325
 +~@= Airport System Refunding
        RB Series 2000B
        2.40%, 07/07/05                                   10,000          10,000
 +~@= Airport System Refunding
        RB Series 2000C
        2.33%, 07/07/05                                   50,000          50,000
  +~@ Refunding COP (Wellington E
        Webb Municipal Office
        Building) Series 2003C-3
        2.30%, 07/07/05                                   20,000          20,000

      LOWRY ECONOMIC DEVELOPMENT
      AUTH
   +@ IDRB Series 2002B
        2.30%, 07/07/05                                   14,140          14,140
   +@ Refunding RB Series 2002A
        2.30%, 07/07/05                                   11,260          11,260

      REGIONAL TRANSPORTATION DIST
    + Subordinated Lien Sales Tax
        Revenue TECP Series 2001A
        2.60%, 07/07/05                                    7,500           7,500

      WESTMINSTER ECONOMIC
      DEVELOPMENT AUTH
   +@ Tax Increment RB (Westminster
        Plaza) Series 1997A
        2.46%, 07/07/05                                    6,310           6,310
                                                                     -----------
                                                                         642,326
      CONNECTICUT 1.4%

      CONNECTICUT HFA
 +~@/ Housing Draw Down Bonds
        Series 2004B
        2.33%, 07/07/05                                    8,205           8,205
  +~@ S/F Mortgage RB Draw Down
        Series 2004B
        2.33%, 07/07/05                                  138,780         138,780


12 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FAIRFIELD
      GO BAN Series 2004
        1.50%, 07/28/05                                   25,000          25,027
                                                                     -----------
                                                                         172,012
      DELAWARE 0.3%

      DELAWARE ECONOMIC
      DEVELOPMENT AUTH
  +~@ RB (Hospital Billing & Collection
        Service) Series 1985
        2.21%, 07/07/05                                    1,115           1,115

      NEW CASTLE CNTY
   +@ Airport Facility RB (Flightsafety
        International) Series 2002
        2.32%, 07/07/05                                   16,600          16,600
   +@ M/F Rental Housing RB
        (Fairfield English Village)
        Series 2005
        2.32%, 07/07/05                                    8,500           8,500

      SUSSEX CNTY
   +@ IDRB (Perdue-Agrirecycle)
        Series 2000
        2.34%, 07/07/05                                    5,300           5,300
   +@ RB (Baywood) Series 1997A
        2.51%, 07/07/05                                    2,400           2,400
                                                                     -----------
                                                                          33,915
      DISTRICT OF COLUMBIA 1.3%

      DISTRICT OF COLUMBIA
   +@ Enterprise Zone RB (Crowell &
        Moring) Series 2001
        2.34%, 07/07/05                                    3,300           3,300
      Fiscal Year 2005 GO TRAN
        2.50%, 09/30/05                                  100,000         100,234
  +~@ GO Bonds Series 2003D-3
        2.27%, 07/07/05                                    9,000           9,000
  +~@ GO Refunding Bonds
        Series 1999B
        2.31%, 07/07/05                                   14,640          14,640
   +@ RB (American Psychological
        Association) Series 2003
        2.35%, 07/07/05                                    2,755           2,755
   +@ RB (St Coletta Special Education
        Public Charter School)
        Series 2005
        2.30%, 07/07/05                                    4,150           4,150

      DISTRICT OF COLUMBIA WATER &
      SEWER AUTH
 +~@/ Public Utility Subordinated
        Lien RB Series 2003
        2.31%, 07/07/05                                   13,185          13,185

      METROPOLITAN WASHINGTON
      AIRPORTS AUTH
  +~@ Airport System RB
        Series 1997B
        2.36%, 07/07/05                                    1,655           1,655
  +~@ Airport System RB
        Series 2001A
        2.36%, 07/07/05                                    5,870           5,870
  +~@ Airport System Refunding RB
        Series 2002C
        2.30%, 07/07/05                                    1,900           1,900
  +~@ Airport System Refunding RB
        Series 2004D
        2.36%, 07/07/05                                    2,750           2,750
                                                                     -----------
                                                                         159,439
      FLORIDA 8.8%

      ALACHUA CNTY HEALTH FACILITIES
      AUTH
  +~@ Health Facilities RB (Shands
        Hospital, University of Florida)
        Series 1992R
        2.31%, 07/07/05                                   29,540          29,540

      BREVARD CNTY HEALTH FACILITIES
      AUTH
   +@ RB (Wuesthoff Health Systems)
        Series 2004
        2.29%, 07/07/05                                   10,800          10,800

      BREVARD CNTY HFA
   +@ M/F Housing RB (Manatee
        Cove Apts) Series 2005
        2.34%, 07/07/05                                    5,715           5,715
   +@ M/F Housing Refunding RB
        (Shore View Apts)
        Series 1995
        2.35%, 07/07/05                                    1,900           1,900

      BROWARD CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ Educational Facilities RB (Nova
        Southeastern University)
        Series 2000A
        2.29%, 07/07/05                                   10,890          10,890


                                                         See financial notes. 13

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      BROWARD CNTY HFA
   +@ M/F Housing RB (Landings of
        Inverrary Apts) Series 1985
        2.39%, 07/07/05                                    7,500           7,500
   +@ M/F Housing RB (Pembroke
        Village Apts) Series 2004
        2.31%, 07/07/05                                    7,000           7,000
   +@ M/F Housing RB (Pier Club
        Village Apts) Series 2004
        2.29%, 07/07/05                                   13,800          13,800
   +@ M/F Housing RB (Sanctuary
        Apts) Series 1985
        2.39%, 07/07/05                                    9,000           9,000
   +@ M/F Housing RB (Southern
        Pointe) Series 1997
        2.28%, 07/07/05                                    7,750           7,750
   +@ M/F Housing Refunding RB
        (Island Club Apts)
        Series 2001A
        2.28%, 07/07/05                                    3,000           3,000
   +@ M/F Housing Refunding RB
        (Reflections Apts)
        Series 1999
        2.30%, 07/07/05                                   10,000          10,000
   +@ M/F Housing Refunding RB
        (Water's Edge) Series 1997
        2.28%, 07/07/05                                      100             100

      BROWARD COUNTY SD
  +~@ School Board COP
        Series 2005B
        2.30%, 07/07/05                                   14,460          14,460

      CHARLOTTE CNTY
  +~@ Refunding RB Series 2003A
        2.30%, 07/07/05                                   30,265          30,265
  +~@ Refunding RB Series 2003B
        2.30%, 07/07/05                                    5,800           5,800

      CHARLOTTE CNTY HFA
   +@ M/F Housing RB (Murdock
        Circle Apts) Series 2000
        2.34%, 07/07/05                                    3,240           3,240

      CLAY CNTY UTILITY AUTH
   +@ Utilities System RB
        Series 2003A
        2.30%, 07/07/05                                    3,225           3,225

      COLLIER CNTY HEALTH FACILITIES
      AUTH
   +@ Health Facility RB (The
        Moorings, Inc) Series 2005
        2.38%, 07/07/05                                   27,000          27,000

      COLLIER CNTY HFA
   +@ M/F Housing RB (Brittany Bay
        Apts) Series 2001A
        2.26%, 07/07/05                                    1,450           1,450

      COLLIER CNTY IDA
   +@ Educational Facilities RB
        (Community School of
        Naples) Series 2002
        2.30%, 07/07/05                                    7,650           7,650

      DADE CNTY
  +~@ Water & Sewer System RB
        Series 1994
        2.26%, 07/07/05                                   95,850          95,850

      DAVIE
   +@ RB (United Jewish Community
        of Broward Cnty) Series 2003
        2.30%, 07/07/05                                    4,600           4,600

      ESCAMBIA HFA
  +~@ S/F RB Series 2001A
        2.40%, 07/07/05                                    1,705           1,705

      EUSTIS
   +@ RB Installment 1997A
        2.29%, 07/07/05                                    3,475           3,475

      FLORIDA HFA
   +@ Housing RB (Ashley Lake
        Park II) Series 1989J
        2.26%, 07/07/05                                   19,535          19,535
   +@ Housing RB (Caribbean Key
        Apts) Series 1996F
        2.34%, 07/07/05                                   10,000          10,000
   +@ Housing RB (Heron Park)
        Series 1996U
        2.26%, 07/07/05                                    3,700           3,700
   +@ M/F Guaranteed Mortgage RB
        (Oaks At Regency)
        Series 1983K
        2.30%, 07/07/05                                    6,925           6,925
   +@ M/F Housing RB (Cameron
        Cove Apts) Series 1985XX
        2.41%, 07/07/05                                    6,100           6,100


14 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ M/F Housing Refunding RB
        (Reflections Apts)
        Series 2001K-A
        2.27%, 07/07/05                                   10,600          10,600
   +@ M/F Mortgage RB (Arlington
        Apts) Series 2004G-1
        2.35%, 07/07/05                                   11,340          11,340
   +@ M/F Mortgage RB (Clarcona
        Groves Apts) Series 2005A
        2.31%, 07/07/05                                    1,000           1,000
   +@ M/F Mortgage RB (Pinnacle
        Pointe Apts) Series 2003N
        2.31%, 07/07/05                                    1,200           1,200
   +@ M/F Mortgage Refunding RB
        (Monterey Lake Apts)
        Series 2005C
        2.27%, 07/07/05                                    7,325           7,325
   +@ M/F Mortgage Refunding RB
        (Victoria Park Apts)
        2002J-1
        2.28%, 07/07/05                                    9,370           9,370
   +@ RB (Heritage Pointe Apts)
        Series 1999I-1
        2.34%, 07/07/05                                    8,500           8,500

      FLORIDA LOCAL GOVERNMENT
      FINANCE COMMISSION
      Pooled TECP Series 1994A
    +   2.50%, 08/15/05                                    6,900           6,900
    +   2.60%, 09/13/05                                   18,114          18,114
    +   2.58%, 09/14/05                                    9,000           9,000

      FORT LAUDERDALE
  +~@ RB (Pine Crest Preparatory
        School) Series 2002
        2.30%, 07/07/05                                   10,000          10,000

      GAINESVILLE
   +@ IDRB (Lifesouth Community
        Blood Centers) Series 1999
        2.29%, 07/07/05                                    5,100           5,100

      GAINESVILLE UTILITY SYSTEM
    ~ CP Notes Series C
        2.50%, 08/08/05                                    6,776           6,776

      GREATER ORLANDO AVIATION AUTH
 +~@= Airport Facilities RB
        Series 2002E
        2.30%, 07/07/05                                   67,790          67,790

      Airport Facilities Subordinated
        TECP Series B
    +   2.48%, 07/07/05                                   12,650          12,650
    +   2.90%, 07/14/05                                   18,000          18,000

      GULF BREEZE
  +~@ Local Government Loan
        Program RB Series 1985B
        2.29%, 07/07/05                                   12,620          12,620
  +~@ Local Government Loan
        Program RB Series 1985C
        2.29%, 07/07/05                                    4,000           4,000
  +~@ Local Government Loan
        Program RB Series 1985E
        2.29%, 07/07/05                                    4,900           4,900

      HALIFAX HOSPITAL MEDICAL CENTER
   +@ RB (Florida Health Care Plan)
        Series 1998
        2.31%, 07/07/05                                    5,200           5,200

      HILLSBOROUGH CNTY AVIATION AUTH
      Airport Facilities Subordinated
      TECP Series B
    +   2.48%, 07/14/05                                   23,700          23,700
    +   2.92%, 07/14/05                                   16,400          16,400

      HILLSBOROUGH CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ RB (University of Tampa)
        Series 2000
        2.35%, 07/07/05                                    5,500           5,500

      HILLSBOROUGH CNTY IDA
   +@ Educational Facilities RB
        (Berkeley Preparatory School,
        Inc) Series 1999
        2.29%, 07/07/05                                    4,100           4,100
   +~ IDRB (University Community
        Hospital) Series 1994
        2.85%, 06/22/06                                   11,470          11,470
   +@ RB (Tampa Metropolitan Area
        YMCA) Series 2000
        2.35%, 07/07/05                                    7,600           7,600

      JACKSONVILLE ECONOMIC
      DEVELOPMENT COMMISSION
   +@ Educational Facilities RB
        (Episcopal High School)
        Series 2002
         2.30%, 07/07/05                                   5,600           5,600
   +@ Refunding RB (YMCA of
        Florida First Coast)
        Series 2003
        2.30%, 07/07/05                                    4,800           4,800


                                                         See financial notes. 15

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ Special Facility Airport RB
        (Holland Sheltair Aviation
        Group) Series 2004A-1
        2.35%, 07/07/05                                   10,355          10,355

      JACKSONVILLE HEALTH FACILITIES
      AUTH
   +@ Health Facilities RB (River
        Garden/The Coves)
        Series 1994
        2.34%, 07/07/05                                    3,265           3,265

      LEE CNTY
   +@ Educational Facilities RB
        (Canterbury School)
        Series 1999
        2.29%, 07/07/05                                    5,900           5,900

      MANATEE CNTY HFA
   +@ M/F Housing RB (La Mirada
        Gardens) Series 2002A
        2.36%, 07/07/05                                    4,000           4,000
   +@ M/F Housing RB (Sabal Palm
        Harbor Apts) Series 2000A
        2.34%, 07/07/05                                    4,200           4,200
   +@ M/F Mortgage Refunding RB
        (Hampton Court) Series 1989A
        2.29%, 07/07/05                                    3,500           3,500

      MARION CNTY IDA
   +@ M/F Housing Refunding RB
        (Chambrel at Pinecastle)
        Series 2002
        2.27%, 07/07/05                                    4,000           4,000

      MIAMI HEALTH FACILITIES AUTH
   +@ Health Facilities RB (Miami
        Jewish Home & Hospital For
        the Aged) Series 1996
        2.29%, 07/07/05                                    5,800           5,800

      MIAMI-DADE CNTY
  +~@ Solid Waste System RB
        Series 2005
        2.32%, 07/07/05                                   10,965          10,965

      MIAMI-DADE CNTY IDA
  +~@ IDRB (Airis Miami LLC)
        Series 1999A
        2.30%, 07/07/05                                   14,100          14,100
   +@ RB (Belen Jesuit Preparatory
        School) Series 1999
        2.29%, 07/07/05                                    6,665           6,665

      MIAMI-DADE CNTY SD
      RAN Series 2005
        2.62%, 06/27/06                                   25,000          25,332

      OKEECHOBEE CNTY
   +@ Exempt Facility RB (Okeechobee
        Landfill) Series 1999
        2.34%, 07/07/05                                   15,000          15,000

      ORANGE CNTY HEALTH FINANCE
      AUTH
    + Refunding Program RB
        (Pooled Hospital Loan)
        Series 1985
        2.90%, 07/26/05                                   16,100          16,100

      ORANGE CNTY HFA
   +@ M/F Housing Refunding RB
        (Andover Place Apts)
        Series 1998F
        2.33%, 07/07/05                                    7,000           7,000
   +@ M/F Housing Refunding RB
        (Heather Glen Apts)
        Series 2001E
        2.25%, 07/07/05                                   11,900          11,900
   +@ M/F Housing Refunding RB
        (Post Fountains At Lee Vista)
        Series 1997E
        2.55%, 07/07/05                                    7,235           7,235
   +@ M/F Housing Refunding RB
        (Smokewood/Sun Key Apts)
        Series 1992A
        2.30%, 07/07/05                                   18,900          18,900

      ORANGE CNTY IDA
   +@ Educational Facilities RB (UCF
        Hospitality School Student
        Housing Foundation)
        Series 2004
        2.29%, 07/07/05                                    9,000           9,000
   +@ IDRB (Goodwill Industries of
        Central Florida) Series 1999
        2.29%, 07/07/05                                    6,000           6,000
   +@ RB (Center For Drug Free
        Living) Series 1999
        2.29%, 07/07/05                                    8,815           8,815

      ORLANDO & ORANGE CNTY
      EXPRESSWAY AUTH
  +~@ RB Series 2005C
        2.22%, 07/07/05                                   10,000          10,000


16 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      ORLANDO UTILITIES COMMISSION
   ~@ Water & Electric RB
        Series 2002B
        2.28%, 07/07/05                                    4,300           4,300

      PALM BEACH CNTY
   +@ Airport RB (Galaxy Aviation)
        Series 2000A
        2.34%, 07/07/05                                    8,000           8,000
   +@ Economic Development
        Refunding & Improvement RB
        (YMCA) Series 2003
        2.29%, 07/07/05                                   13,700          13,700
   +@ IDBR (South Florida Blood
        Banks) Series 2002
        2.29%, 07/07/05                                    7,200           7,200
   +@ IDRB (Palm Beach Day School)
        Series 1999
        2.29%, 07/07/05                                    6,000           6,000

      PALM BEACH CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ Educational Facilities RB (Lynn
        University) Series 2001
        2.30%, 07/07/05                                    7,135           7,135

      PALM BEACH CNTY HEALTH
      FACILITIES AUTH
    + Refunding Program RB (Pooled
        Hospital Loan Program)
        Series 1985
        2.90%, 07/18/05                                    7,300           7,300

      PALM BEACH CNTY SD
    + Sales Tax Revenue CP Notes
        2.67%, 07/05/05                                   24,700          24,700

      PASCO CNTY SD
  +~@ COP Series 1996
        2.28%, 07/07/05                                    7,000           7,000

      PINELLAS CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ RB (Shorecrest Preparatory
        School) Series 2001
        2.31%, 07/07/05                                      905             905

      PINELLAS CNTY HFA
   +@ M/F Housing RB (Greenwood
        Apts) Series 2002A
        2.35%, 07/07/05                                    6,460           6,460

      PINELLAS CNTY IDA
   +@ RB (Pact) Series 2003
        2.30%, 07/07/05                                    7,500           7,500

      PINELLAS CNTY INDUSTRY COUNCIL
   +@ RB (Operation Par) Series 1999
        2.34%, 07/07/05                                    4,575           4,575

      PORT ST LUCIE
 +~@= Utility System RB Series 2005
        2.31%, 07/07/05                                   40,000          40,000
  +~@ Utility System Refunding RB
        Series 2004A
        2.32%, 07/07/05                                   15,000          15,000

      REEDY CREEK IMPROVEMENT DIST
  +~@ Utilities Refunding RB
        Series 2003-2
        2.31%, 07/07/05                                    7,585           7,585

      SANTA ROSA CNTY
   +@ Health Facilities RB (Baptist
        Hospital) Series 2003
        2.30%, 07/07/05                                    7,590           7,590

      SUNSHINE STATE GOVERNMENTAL
      FINANCING COMMISSION
   +~ CP Revenue Notes (Miami-Dade
        Cnty Program) Series G
        2.35%, 07/06/05                                    6,439           6,439

      TALLAHASSEE-LEON CNTY CIVIC
      CENTER AUTH
   +@ Capital Improvement RB
        Series 1998A
        2.29%, 07/07/05                                   14,290          14,290

      TAMPA
   +@ RB (Tampa Preparatory School)
        Series 2000
        2.28%, 07/07/05                                    4,500           4,500

      TAMPA BAY WATER UTILITY
   +@ Utility System RB Series 2002
        2.35%, 07/07/05                                    6,900           6,900

      UNIVERSITY OF SOUTH FLORIDA
      RESEARCH FOUNDATION
   +@ RB (Interdisciplinary Research
        Building) Series 2004A
        2.30%, 07/07/05                                   18,155          18,155

      VOLUSIA CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB
        (Bethune-Cookman College)
        Series 2001
        2.29%, 07/07/05                                   10,560          10,560


                                                         See financial notes. 17

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      WEST PALM BEACH
  +~@ Utility System Refunding RB
        Series 2005
        2.26%, 06/30/05                                    9,000           9,000
                                                                     -----------
                                                                       1,124,356
      GEORGIA 4.3%

      ATLANTA
 +~@/ Airport General Refunding RB
        Series 2000A
        2.31%, 07/07/05                                   11,195          11,195
 +~@/ Airport General Refunding RB
        Series 2000C
        2.36%, 07/07/05                                    3,385           3,385
  +~@ Airport General Refunding RB
        Series 2003RF-D
        2.36%, 07/07/05                                    6,180           6,180
  +~@ Water & Wastewater RB
        Series 2004
        2.32%, 07/07/05                                   18,320          18,320

      ATLANTA URBAN RESIDENTIAL
      FINANCE AUTH
   +@ M/F Housing RB (Brentwood
        Creek Apts) Series 1999
        2.34%, 07/07/05                                    4,425           4,425
   +@ M/F Housing RB (Brentwood
        Meadows Apts) Series 1999
        2.34%, 07/07/05                                    2,865           2,865
   +@ M/F Housing RB (Brentwood
        Village Apts) Series 1999
        2.34%, 07/07/05                                    5,810           5,810
   +@ M/F Housing RB (Carver
        Redevelopment Phase III)
        Series 2001
        2.34%, 07/07/05                                    3,440           3,440
   +@ M/F Housing RB (Delmonte/
        Brownlee Court) Series 2001A
        2.34%, 07/07/05                                    4,600           4,600
   +@ M/F Housing RB (Lindbergh
        City Center Apts) Series 2004
        2.35%, 07/07/05                                    5,000           5,000
   +@ M/F Housing RB (M St Apts)
        Series 2003
        2.35%, 07/07/05                                    7,000           7,000
   +@ M/F Housing RB (Peaks at
        West Atlanta Apts)
        Series 2001
        2.34%, 07/07/05                                    5,000           5,000
   +@ M/F Sr Housing RB (Big
        Bethel Village) Series 2001
        2.34%, 07/07/05                                    4,400           4,400

      AUGUSTA HOUSING AUTH
   +@ M/F Housing RB (G-Hope)
        Series 2001
        2.34%, 07/07/05                                    3,685           3,685

      BARTOW CNTY
   +@ IDRB (Bartow Paving Co)
        Series 1998
        2.39%, 07/07/05                                    1,600           1,600

      CHEROKEE CNTY
   +@ IDRB (Universal Alloy Corp)
        Series 1996
        2.34%, 07/07/05                                    1,900           1,900

      CLAYTON CNTY DEVELOPMENT AUTH
   +@ IDRB (Wilson Holdings)
        Series 1998
        2.39%, 07/07/05                                      400             400

      CLAYTON CNTY HOUSING AUTH
   +@ M/F Housing RB (Hyde Park
        Club Apts) Series 1997
        2.35%, 07/07/05                                   11,995          11,995

      COBB CNTY HOUSING AUTH
   +@ M/F Housing RB (Walton
        Green Apts) Series 1995
        2.34%, 07/07/05                                   13,500          13,500
   +@ M/F Housing RB (Woodchase
        Village Apts) Series 2003
        2.35%, 07/07/05                                    4,000           4,000
   +@ M/F Housing Refunding RB
        (Walton Park Apts) Series 2000
        2.34%, 07/07/05                                   21,100          21,100

      COLUMBUS DEVELOPMENT AUTH
   +@ RB (Foundation Properties)
        Series 2002
        2.40%, 07/07/05                                   11,285          11,285

      COLUMBUS HOUSING AUTH
   +@ M/F Housing RB (Eagles Trace
        Apts) Series 2002
        2.34%, 07/07/05                                    6,200           6,200

      DALTON DEVELOPMENT AUTH
   +@ Revenue Certificates (Hamilton
        Health Care System)
        Series 2003B
        2.30%, 07/07/05                                    5,245           5,245


18 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      DAWSON CNTY
   +@ IDRB (World Wide Manufacturing)
        Series 1998
        2.39%, 07/07/05                                    1,950           1,950

      DEKALB CNTY DEVELOPMENT AUTH
   +@ RB (Arbor Montessori School)
        Series 1998
        2.29%, 07/07/05                                    1,100           1,100

      DEKALB CNTY HOUSING AUTH
   +@ M/F Housing RB (Brittany
        Apts) Series 2001
        2.32%, 07/07/05                                    8,000           8,000
   +@ M/F Housing RB (Eagles Trace
        Apts) Series 1996
        2.34%, 07/07/05                                    8,750           8,750
   +@ M/F Housing RB (Mountain
        Crest Apts) Series 2002
        2.34%, 07/07/05                                    7,775           7,775
   +@ M/F Housing RB (Villas of
        Friendly Heights Apts)
        Series 2001
        2.34%, 07/07/05                                    3,520           3,520
   +@ M/F Housing RB (Wesley Club
        Apts) Series 2002
        2.34%, 07/07/05                                    5,945           5,945

      DEKALB CNTY PUBLIC SAFETY &
      JUDICIAL FACILITIES AUTH
   ~@ RB Series 2004A
        2.32%, 07/07/05                                   19,985          19,985

      DOUGLAS CNTY IDA
   +@ IDRB (Blue Circle Aggregates)
        Series 1997
        2.35%, 07/07/05                                    3,800           3,800

      EFFINGHAM CNTY IDA
   +@ RB (TEMCOR) Series 2001
        2.34%, 07/07/05                                    3,355           3,355

      FORSYTH CNTY DEVELOPMENT AUTH
   +@ Economic Development RB
        (Federal Road) Series 2001
        2.34%, 07/07/05                                    6,700           6,700

      FULTON CNTY
  +~@ Water & Sewerage RB
        Series 2004
        2.32%, 07/07/05                                   10,000          10,000

      FULTON CNTY DEVELOPMENT AUTH
   +@ RB (Atlanta International School)
        Series 1997
        2.29%, 07/07/05                                    2,500           2,500
   ~@ RB (Robert W Woodruff Arts
        Center) Series 2004B
        2.29%, 07/07/05                                   16,000          16,000
   +@ RB (Trinity School) Series 2001
        2.29%, 07/07/05                                    7,000           7,000

      FULTON-DEKALB HOSPITAL AUTH
   +~ Refunding Revenue Certificates
        Series 2003
        2.31%, 07/07/05                                    4,995           4,995

      GAINESVILLE REDEVELOPMENT AUTH
   +@ Educational Facilities RB
        (Riverside Military Academy)
        Series 1999
        2.29%, 07/07/05                                   29,500          29,500

      GEORGIA
  ~@/ GO Bonds Series 1998B
        2.32%, 07/07/05                                   20,245          20,245
   ~@ GO Bonds Series 2002B
        2.31%, 07/07/05                                    1,100           1,100

      GORDON CNTY DEVELOPMENT AUTH
   +@ RB (Constantine Dyeing)
        Series 2001
        2.34%, 07/07/05                                    3,020           3,020

      GWINNETT CNTY HOUSING AUTH
   +@ M/F Housing RB (Post Court)
        Series 1998
        2.29%, 07/07/05                                    5,000           5,000

      HART CNTY
   +@ Refunding RB & IDRB (Dundee
        Mills) Series 1994
        2.34%, 07/07/05                                    1,725           1,725

      HOUSTON CNTY DEVELOPMENT AUTH
   +@ IDRB (Douglas Asphalt Co)
        Series 2000
        2.34%, 07/07/05                                    1,500           1,500

      JEFFERSON CNTY DEVELOPMENT AUTH
   +@ IDRB (Grove River Mills)
        Series 1997
        2.39%, 07/07/05                                    1,500           1,500


                                                         See financial notes. 19

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      LAURENS CNTY DEVELOPMENT AUTH
   +@ Solid Waste Disposal RB
        (Southeast Paper
        Manufacturing Co)
        Series 1993
        2.34%, 07/07/05                                   25,000          25,000
   +@ Solid Waste Disposal RB
        (Southeast Paper
        Manufacturing Co)
        Series 1997
        2.34%, 07/07/05                                   26,000          26,000

      LAWRENCEVILLE HOUSING AUTH
  +@/ M/F Housing RB (Chatham
        Club Apts) Series 2002
        2.36%, 07/07/05                                    7,700           7,700

      LOWNDES CNTY DEVELOPMENT AUTH
   +@ M/F Housing RB (FMPH
        Valdosta) Series 1999
        2.34%, 07/07/05                                    4,735           4,735

      MACON-BIBB CNTY HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
        (Medical Center of Central
        Georgia) Series 1998
        2.29%, 07/07/05                                    4,000           4,000

      METROPOLITAN ATLANTA RAPID
      TRANSIT AUTH
      Sales Tax Revenue CP BAN
        (Third Indenture) Series 2004A
    +   2.55%, 08/08/05                                    5,000           5,000
    +   2.55%, 09/12/05                                    5,000           5,000
    + Sales Tax Revenue CP BAN
        (Third Indenture) Series 2004B
        2.53%, 09/08/05                                    9,500           9,500

      MILLER CNTY DEVELOPMENT AUTH
   +@ IDRB (Birdsong Corp)
        Series 2000
        2.34%, 07/07/05                                    2,600           2,600

      MUNICIPAL GAS AUTH OF GEORGIA
   +@ Gas RB (Gas Portfolio III)
        Series B
        2.32%, 07/07/05                                   54,900          54,900

      SAVANNAH ECONOMIC
      DEVELOPMENT AUTH
   +@ Exempt Facility RB (Georgia
        Kaolin Terminal) Series 1997
        2.35%, 07/07/05                                   11,000          11,000
   +@ Exempt Facility RB (Home
        Depot) Series 1995B
        2.33%, 07/07/05                                    5,000           5,000
   +@ First Mortgage RB (Marshes of
        Skidaway Island)
        Series 2003C
        2.39%, 07/07/05                                   15,000          15,000

      SAVANNAH HOUSING AUTH
   +@ M/F Housing RB (Indigo
        Pointe Apts) Series 2001A-1
        2.34%, 07/07/05                                    3,500           3,500
   +@ M/F Housing RB (Live Oak
        Plantation Apts)
        Series 2001A-1
        2.34%, 07/07/05                                    2,500           2,500

      SUMMERVILLE DEVELOPMENT AUTH
   +@ Exempt Facility RB (Image
        Industries) Series 1997
        2.37%, 07/07/05                                   11,000          11,000

      THOMASVILLE HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
        (John D Archbold Memorial
        Hospital) Series 2003
        2.29%, 07/07/05                                    5,900           5,900

      WALTON CNTY DEVELOPMENT AUTH
   +@ RB (Tucker Door & Trim Corp)
        Series 2000
        2.44%, 07/07/05                                    2,600           2,600

      WEBSTER CNTY IDA
   +@ IDRB (Tolleson Lumber Co)
        Series 1999
        2.34%, 07/07/05                                    4,000           4,000

      WHITFIELD CNTY DEVELOPMENT AUTH
   +@ RB (Product Concepts
        Residential) Series 2001
        2.34%, 07/07/05                                      480             480

      WINDER-BARROW INDUSTRIAL
      BUILDING AUTH
   +@ IDRB (Progress Container Corp)
        Series 2000
        2.34%, 07/07/05                                    2,405           2,405

      WORTH CNTY
   +@ Refunding IDRB (Seabrook
        Peanut Co) Series 1996B
        2.34%, 07/07/05                                    1,300           1,300
                                                                     -----------
                                                                         546,615


20 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      HAWAII 0.3%

      HAWAII
  +~@ GO Bonds Series 2002CZ
        2.31%, 07/07/05                                    5,900           5,900
 +~@/ Special Purpose Refunding RB
        (Hawaiian Electric Co)
        Series 2000
        2.36%, 07/07/05                                    9,095           9,095

      HAWAII AIRPORTS SYSTEM
  +~@ Airport System Refunding RB
        Series 2000B
        2.36%, 07/07/05                                    2,215           2,215

      HAWAII HOUSING FINANCE &
      DEVELOPMENT CORP
  ~@/ S/F Mortgage Purchase RB
        2.43%, 07/07/05                                    2,760           2,760

      HONOLULU CITY & CNTY
  +~@ GO Bonds Series 2003A
        2.32%, 07/07/05                                   14,995          14,995
                                                                     -----------
                                                                          34,965
      IDAHO 0.5%

      IDAHO
    * TAN Series 2005
        2.64%, 06/30/06                                   50,000          50,661

      IDAHO HFA
   +@ Housing RB (Assisted Living
        Concepts) Series 1997
        2.40%, 07/07/05                                    2,990           2,990

      IDAHO STATE UNIVERSITY FOUNDATION
   +@ RB (LE & Thelma E Stephens
        Performing Arts Center)
        Series 2001
        2.30%, 07/07/05                                    3,955           3,955
                                                                     -----------
                                                                          57,606
      ILLINOIS 6.7%

      AURORA
   +@ M/F Housing Refunding RB
        (Apts of Fox Valley Villages)
        Series 1999A
        2.30%, 07/07/05                                    9,445           9,445

      BARTLETT
   +@ Special Service Area No.1
        Unlimited Ad Valorem Tax
        Bonds Series 2004
        2.31%, 07/07/05                                   16,600          16,600

      CAROL STREAM
   +@ M/F Housing Refunding RB
        (St Charles Square)
        Series 1997
        2.41%, 07/07/05                                    4,415           4,415

      CHICAGO
  ~@/ Collateralized S/F Mortgage
        RB Series 1999A
        2.43%, 07/07/05                                    1,900           1,900
  +~@ GO Bonds Project Series 2003C
        2.31%, 07/07/05                                    5,000           5,000
  +~@ GO Refunding Bonds
        Series 2003B-1
        2.29%, 07/07/05                                   18,650          18,650
   +@ M/F Housing RB (Central
        Station Senior Housing)
        Series 2004
        2.33%, 07/07/05                                    9,500           9,500
   +@ M/F Housing RB (Central
        Station) Series 2004A
        2.33%, 07/07/05                                   25,170          25,170
 +~@/ Midway Airport RB
        Series 1998C
        2.32%, 07/07/05                                   24,480          24,480
  ~@/ Sr Lien Water RB Series 2000
        2.32%, 07/07/05                                   12,975          12,975

      CHICAGO BOARD OF EDUCATION
 +~@/ Unlimited Tax GO Bonds
        Series 1997
        2.31%, 07/07/05                                    7,120           7,120

      CHICAGO O'HARE INTERNATIONAL
      AIRPORT
   +@ General Airport Second Lien
        RB Series 1988B
        2.28%, 07/07/05                                   12,300          12,300
  +@= General Airport Second Lien
        RB Series 1994B
        2.29%, 07/07/05                                   41,484          41,484
  +~@ General Airport Third Lien
        Refunding RB Series 2003A-2
        2.36%, 07/07/05                                    5,295           5,295


                                                         See financial notes. 21

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
  +~@ General Airport Third Lien
        Refunding RB
        Series 2003B-2
        2.35%, 07/07/05                                   10,800          10,800
      Second Lien Passenger Facility
        Charge RB Series 2001A
  +~@   2.36%, 07/07/05                                    6,315           6,315
 +~@/   2.37%, 07/07/05                                   11,070          11,070
   +@ Special Facilities RB (O'Hare
        Tech Center II) Series 2002
        2.37%, 07/07/05                                   15,500          15,500
   +@ Special Facility Refunding RB
        (Lufthansa German Airlines)
        Series 2001
        2.31%, 07/07/05                                   43,770          43,770

      COOK CNTY
   +@ RB (Bernard Zell Anshe Emet
        Day School) Series 2005
        2.31%, 07/07/05                                    7,500           7,500
   +@ RB (Catholic Theological Union)
        Series 2005
        2.31%, 07/07/05                                    4,000           4,000

      DUPAGE CNTY
   +@ RB (Morton Arboretum)
        Series 2003
        2.30%, 07/07/05                                   10,000          10,000

      EAST DUNDEE, KANE & COOK
      COUNTIES
   +@ IDRB (Otto Engineering)
        Series 1998
        2.40%, 07/07/05                                    1,685           1,685

      ELMHURST
   +@ IDRB (Elm Machining Corp)
        Series 1997
        2.47%, 07/07/05                                    1,670           1,670

      HAMPSHIRE
   +@ IDRB (Poli-Film America)
        Series 1998A
        2.37%, 07/07/05                                    2,500           2,500

      ILLINOIS
  +~@ Civic Center Bonds Series 1991
        2.38%, 07/07/05                                    2,940           2,940
      GO Bonds Illinois First
        Series 2000
 +~@/   2.32%, 07/07/05                                   14,000          14,000
 +~@/   2.33%, 07/07/05                                    5,000           5,000
 +~@/ GO Bonds Illinois First
        Series 2002
        2.32%, 07/07/05                                   14,125          14,125
   ~@ GO Bonds Series A of
        March 2004
        2.31%, 07/07/05                                    6,675           6,675

      ILLINOIS DEVELOPMENT FINANCE
      AUTH
   +@ Economic Development RB
        (Korex Corp) Series 1990
        2.40%, 07/07/05                                    4,000           4,000
  +~@ Gas Supply Refunding RB
        (People's Gas) Series 2003E
        2.38%, 07/07/05                                   14,995          14,995
   +@ IDRB (Arc-Tronics) Series 1999
        2.35%, 07/07/05                                    1,785           1,785
   +@ IDRB (Camcraft Inc)
        Series 1993
        2.51%, 07/07/05                                    2,000           2,000
   +@ IDRB (Radiological Society of
        North America) Series 1997
        2.32%, 07/07/05                                    3,230           3,230
  +@= Qualified Residential Rental
        Bonds (River Oaks)
        Series 1989
        2.33%, 07/07/05                                   32,000          32,000
   +@ RB (American College of
        Surgeons) Series 1996
        2.59%, 07/01/05                                   13,100          13,100
   +@ RB (Aurora Central Catholic
        High School) Series 1994
        2.56%, 07/07/05                                    1,000           1,000
   +@ RB (Carmel High School)
        Series 2003
        2.31%, 07/07/05                                    6,200           6,200
   +@ RB (Catholic Charities Housing
        Development Corp)
        Series 1993A
        2.46%, 07/07/05                                    9,160           9,160
   +@ RB (Catholic Charities Housing
        Development Corp)
        Series 1993B
        2.46%, 07/07/05                                      910             910
   +@ RB (Chicago Academy of
        Sciences) Series 1997
        2.31%, 07/07/05                                    2,615           2,615


22 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ RB (Chicago Academy of
        Sciences) Series 1998
        2.31%, 07/07/05                                    5,700           5,700
   +@ RB (Chicago Horticultural
        Society) Series 1999
        2.31%, 07/07/05                                   20,000          20,000
   +@ RB (Francis W Parker School)
        Series 1999
        2.22%, 07/07/05                                    2,500           2,500
   +@ RB (Illinois Institute of
        Technology) Series 2004
        2.31%, 07/07/05                                    2,500           2,500
   +@ RB (Joan W & Irving B Harris
        Theater For Music & Dance)
        Series 2005
        2.31%, 07/07/05                                    8,200           8,200
   +@ RB (Lake Forest Academy)
        Series 1994
        2.31%, 07/07/05                                    4,000           4,000
   +@ RB (Loyola Academy)
        Series 2001
        2.31%, 07/07/05                                   10,000          10,000
   +@ RB (McCormick Theological
        Seminary) Series 2001B
        2.31%, 07/07/05                                   20,435          20,435
   +@ RB (Perspectives Charter
        School) Series 2003
        2.30%, 07/07/05                                    5,500           5,500
  +~@ RB (Presbyterian Home Lake
        Forest Place) Series 1996A
        2.31%, 07/07/05                                   34,050          34,050
   +@ RB (Presbyterian Homes Two
        Arbor Lane) Series 2001
        2.31%, 07/07/05                                    9,000           9,000
   +@ RB (Richard H Driehaus
        Museum) Series 2005
        2.31%, 07/07/05                                    3,200           3,200
   +@ RB (Sacred Heart Schools)
        Series 2003
        2.31%, 07/07/05                                    7,100           7,100
   +@ RB (Slovak American Charitable
        Association) Series 2000
        2.31%, 07/07/05                                    7,685           7,685
  +@/ RB (St Ignatius College Prep)
        Series 2002
        2.31%, 07/07/05                                    2,800           2,800
   +@ RB (St Ignatius College)
        Series 1994
        2.31%, 07/07/05                                   12,000          12,000
   +@ RB (Wheaton Academy)
        Series 1998
        2.31%, 07/07/05                                    9,000           9,000
   +@ Residential Rental RB (FC
        Harris Pavilion) Series 1994
        2.30%, 07/07/05                                    7,200           7,200
  +~@ Water Facilities Refunding RB
        (Illinois-American Water Co)
        Series 2002
        2.37%, 07/07/05                                    5,000           5,000

      ILLINOIS EDUCATION FACILITY AUTH
   +@ RB (Chicago Historical Society)
        Series 1989
        2.35%, 07/07/05                                    7,600           7,600
 +~@/ RB (Shedd Aquarium)
        Series 1997
        2.32%, 07/07/05                                    2,000           2,000

      ILLINOIS FINANCE AUTH
   +@ M/F Housing RB (Autumn
        Ridge Apts) Series 2005A
        2.30%, 07/07/05                                   12,400          12,400
   +@ RB (Lake Forest Country Day
        School) Series 2005
        2.31%, 06/30/05                                    4,000           4,000

      ILLINOIS HEALTH FACILITIES AUTH
   +@ RB (Bensenville Home Society)
        Series 1989A
        2.30%, 07/07/05                                    1,975           1,975
   +~ RB (Ingalls Health System)
        Series 1994
        2.18%, 07/07/05                                   17,810          17,810
   +@ RB (Villa St Benedict)
        Series 2003B
        2.36%, 07/07/05                                   10,150          10,150
   +@ RB (Washington & Jane Smith
        Home) Series 1991
        2.40%, 07/07/05                                    2,800           2,800

      ILLINOIS HOUSING DEVELOPMENT
      AUTH
    @ Homeowner Mortgage RB
        Series 2004D
        1.68%, 07/27/05                                   15,000          15,000
   +@ M/F Mortgage Refunding RB
        (Hyde Park Tower Apts)
        Series 2000A
        2.35%, 07/07/05                                    4,500           4,500


                                                         See financial notes. 23

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      ILLINOIS STUDENT ASSISTANCE
      COMMISSION
   +@ Student Loan RB Series 1996A
        2.34%, 07/07/05                                    1,200           1,200

      LOMBARD
   +@ Refunding IDRB (B&H
        Partnership) Series 1995
        2.68%, 07/07/05                                    1,850           1,850

      METROPOLITAN PIER & EXPOSITION
      AUTH
 +~@/ McCormick Place Expansion
        Refunding Bonds
        Series 1998A
        2.32%, 07/07/05                                   14,355          14,355
 +~@/ McCormick Place Expansion
        Refunding Bonds
        Series 1999A-C
        2.32%, 07/07/05                                    9,790           9,790
 +~@/ McCormick Place Expansion
        Refunding Bonds
        Series 2002B
        2.32%, 07/07/05                                   18,490          18,490

      METROPOLITAN WATER RECLAMATION
      DIST OF GREATER CHICAGO
   ~@ GO Refunding Bonds Unlimited
        Tax Series 2002A
        2.30%, 07/07/05                                      800             800

      MONTGOMERY SPECIAL SERVICE
      AREA NO.10
   +@ Special Tax Bonds (Blackberry
        Crossing West) Series 2004
        2.31%, 07/07/05                                   20,000          20,000

      OAK FOREST
   +@ RB (Homewood) Series 1989
        2.54%, 07/07/05                                   10,000          10,000

      PALATINE
   +@ Special Facility Limited Obligation
        RB (Little City for Community
        Development) Series 1998
        2.31%, 07/07/05                                    4,000           4,000

      REGIONAL TRANSPORTATION AUTH
 +~@/ GO Refunding Bonds
        Series 1999
        2.32%, 07/07/05                                   21,785          21,785

      ROCKFORD
   +@ IDRB (Ring Can Corp)
        Series 1998
        2.34%, 07/07/05                                      940             940
   +@ IDRB (Rockford Industrial
        Welding Supply) Series 1996
        2.47%, 07/07/05                                    2,000           2,000

      SOUTHWESTERN ILLINOIS
      DEVELOPMENT AUTH
   +@ Refunding IDRB (Holten Meat)
        Series 2004
        2.40%, 07/07/05                                    6,860           6,860

      UNIVERSITY OF ILLINOIS
 +~@/ Auxiliary Facilities RB
        Series 1999A
        2.32%, 07/07/05                                    3,500           3,500

      WHEELING
   +@ M/F Housing Refunding RB
        (Woodland Creek Apts II)
        Series 2002
        2.33%, 07/07/05                                   17,655          17,655

      WILL-KANKAKEE REGIONAL
      DEVELOPMENT AUTH
   +@ IDRB (Toltec Steel Services)
        Series 2002
        2.41%, 07/07/05                                    6,950           6,950

      WOODRIDGE
  +~@ M/F Housing Refunding RB
        (Hinsdale Lake Terrace Apts)
        Series 1990
        2.59%, 07/01/05                                   20,760          20,760

      YORKVILLE
   +@ IDRB (FE Wheaton & Co)
        Series 1996
        2.47%, 07/07/05                                      950             950
                                                                     -----------
                                                                         858,869
      INDIANA 1.6%

      ELKHART CNTY
   +@ Economic Development RB
        (West Plains Apts)
        Series 1998A
        2.36%, 07/07/05                                    1,800           1,800

      INDIANA DEVELOPMENT FINANCE AUTH
   +@ Environmental RB (PSI Energy)
        Series 2004A
        2.28%, 07/07/05                                   22,000          22,000


24 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ IDRB (Big Sky Park)
        Series 1999
        2.37%, 07/07/05                                    4,800           4,800
   +@ IDRB (Cives Corp) Series 1998
        2.34%, 07/07/05                                    7,150           7,150

      INDIANA EDUCATIONAL FACILITIES
      AUTH
   +@ Educational Facilities RB (St
        Joseph's College) Series 2004
        2.30%, 07/07/05                                   12,000          12,000

      INDIANA HEALTH FACILITIES
      FINANCING AUTH
  +~@ Hospital RB (Sisters of St
        Francis Health Services, Inc)
        Series 1999A
        2.31%, 07/07/05                                    7,605           7,605
  +~@ Insured RB Series 1985A
        2.30%, 07/07/05                                   11,610          11,610
      RB (Ascension Heatlh Credit
        Group) Series 2001A-2
        1.73%, 07/05/05                                    9,000           9,000

      INDIANA HFA
  ~@/ S/F Mortgage RB
        Series 1998D-2
        2.43%, 07/07/05                                    9,995           9,995
  ~@/ S/F Mortgage RB
        Series 2000B-2
        2.45%, 07/07/05                                    5,265           5,265
    @ S/F Mortgage RB
        Series 2004D-2
        2.30%, 12/15/05                                   60,650          60,650

      INDIANAPOLIS
   +@ M/F Housing RB (Nora Pines
        Apts) Series 2001
        2.32%, 07/07/05                                    9,275           9,275
 +~@/ Thermal Energy System RB
        Series 2001A
        2.32%, 07/07/05                                    9,900           9,900

      MARION
   +@ Economic Development RB
        (Indiana Wesleyan University)
        Series 2000
        2.30%, 07/07/05                                    7,500           7,500

      ST JOSEPH CNTY
   +@ Economic Development RB
        (Corby Apts) Series 1997B
        2.41%, 07/07/05                                    3,430           3,430
   +@ Economic Development RB
        (Pin Oaks Apts) Series 1997A
        2.41%, 07/07/05                                    1,000           1,000
   +@ Economic Development RB
        (Western Manor Apts)
        Series 1997C
        2.41%, 07/07/05                                    2,130           2,130

      UNIVERSITY OF SOUTHERN INDIANA
  +~@ Auxiliary System RB
        Series 2001B
        2.30%, 07/07/05                                   10,400          10,400

      VIGO CNTY
   +@ Economic Development RB
        (Sisters of Providence)
        Series 2001
        2.39%, 07/07/05                                    3,500           3,500

      VINCENNES UNIVERSITY
   +@ Student Fee Bonds Series G
        2.30%, 07/07/05                                    5,730           5,730
                                                                     -----------
                                                                         204,740
      IOWA 1.3%

      IOWA FINANCE AUTH
   +@ Retirement Community RB
        (Western Home Communities)
        Series 2004
        2.33%, 07/07/05                                    1,100           1,100

      IOWA HIGHER EDUCATION LOAN
      AUTH
   +@ Private College Facility RB
        (Graceland University)
        Series 2003
        2.35%, 07/07/05                                    2,000           2,000
   +@ Private College Facility RB
        (St Ambrose University)
        Series 2003
        2.30%, 07/01/05                                    8,100           8,100

      IOWA SCHOOL CORPORATIONS
    + Cash Anticipation Program
        Warrant Certificates
        Series 2004-2005 B
        2.28%, 01/27/06                                   22,080          22,231
    + Cash Anticipation Program
        Warrant Certificates
        Series 2005-2006 A
        2.63%, 06/28/06                                   82,000          83,085


                                                         See financial notes. 25

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      IOWA STUDENT LOAN LIQUIDITY CORP
 +~@= Student Loan RB
        Series 1988B
        2.31%, 07/07/05                                   46,500          46,500
                                                                     -----------
                                                                         163,016
      KANSAS 0.8%

      DOUGLAS CNTY UNIFIED SD NO.497
      GO Temporary Notes
        Series 2005-1
        2.64%, 07/12/06                                   32,200          32,639

      KANSAS DEPT OF TRANSPORTATION
  ~@/ Highway RB Series 1999
        2.32%, 07/07/05                                   37,500          37,500

      KANSAS DEVELOPMENT FINANCE
      AUTH
   +@ M/F Housing RB (Saddlewood
        Apts) Series 2004M
        2.40%, 07/07/05                                    6,400           6,400

      WICHITA
   +@ Airport Facility Refunding &
        Improvement RB (Flightsafety
        International) Series 1999II
        2.32%, 07/07/05                                   26,170          26,170
                                                                     -----------
                                                                         102,709
      KENTUCKY 2.6%

      ELIZABETHTOWN
   +@ IDRB (ALTEC) Series 1997
        2.40%, 07/07/05                                    3,000           3,000

      JEFFERSON CNTY
   +@ M/F Housing Refunding RB
        (Camden Brookside Apts)
        Series 2002
        2.34%, 07/07/05                                    8,900           8,900
   +@ Sports Stadium RB (University
        of Louisville Athletic
        Association) Series 1997
        2.42%, 07/07/05                                    2,600           2,600

      KENTUCKY ASSET/LIABILITY
      COMMISSION PROJECT
    * General Fund TRAN
        Series 2005A
        2.67%, 06/28/06                                  225,000         227,889

      KENTUCKY HIGHER EDUCATION
      STUDENT LOAN CORP
  +~@ Insured Student Loan RB
        Series 1991E
        2.30%, 07/07/05                                   12,600          12,600
  +~@ Insured Student Loan RB
        Series 1996A
        2.30%, 07/07/05                                   23,850          23,850

      KENTUCKY HOUSING CORP
  ~@/ Housing RB Series 1998F
        2.43%, 07/07/05                                   19,320          19,320
  ~@/ Housing RB Series 2002A
        2.37%, 07/07/05                                    4,425           4,425

      KENTUCKY STATE PROPERTY &
      BUILDINGS COMMISSION
      Refunding RB Project No.84
  +~@   2.31%, 07/07/05                                    4,500           4,500
  +~@   2.32%, 07/07/05                                    6,850           6,850

      LOUISVILLE & JEFFERSON CNTY
      METROPOLITAN SEWER DIST
 +~@/ Sewage & Drainage System RB
        Series 1999A
        2.32%, 07/07/05                                    6,115           6,115

      RICHMOND
   +@ IDRB (Mikron) Series 1995
        2.35%, 07/07/05                                    7,175           7,175
                                                                     -----------
                                                                         327,224
      LOUISIANA 2.0%

      CALCASIEU PARISH IDB
   +@ Refunding IDRB (Weingarten
        Realty Investors) Series 1995
        2.33%, 07/07/05                                    1,990           1,990

      ERNEST N MORIAL - NEW ORLEANS
      EXHIBIT HALL AUTH
  +~@ Sr Subordinate Special Tax
        Bonds Series 2003A
        2.32%, 07/07/05                                    4,995           4,995

      LAFAYETTE PARISH IDB
   +@ Refunding IDRB (Westwood
        Village) Series 1995
        2.33%, 07/07/05                                    3,735           3,735

      LAFAYETTE PUBLIC POWER AUTH
  +~@ Electric Refunding RB
        Series 2003A&B
        2.32%, 07/07/05                                    5,310           5,310


26 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      LAKE CHARLES HARBOR &
      TERMINAL DIST
   +@ Dock & Wharf RB (Conoco Inc)
        Series 2000
        2.45%, 07/07/05                                   10,500          10,500

      LOUISIANA
      Gas & Fuels Tax RB
        Series 2005A
 +~@/   2.31%, 07/07/05                                   15,970          15,970
  +~@   2.32%, 07/07/05                                    8,870           8,870

      LOUISIANA LOCAL GOVERNMENT
      ENVIRONMENTAL FACILITIES &
      COMMUNITY DEVELOPMENT AUTH
   +@ RB (University of Louisiana-
        Monroe) Series 2004A
        2.30%, 07/07/05                                    8,000           8,000
   +@ RB (University of Louisiana-
        Monroe) Series 2004C
        2.30%, 07/07/05                                   12,515          12,515

      LOUISIANA OFFSHORE TERMINAL AUTH
   +@ Deepwater Port Refunding RB
        First State Series 1992A
        2.29%, 07/07/05                                   10,000          10,000
   +@ Deepwater Port Refunding RB
        Series 2003B
        2.35%, 07/07/05                                    5,700           5,700

      LOUISIANA PUBLIC FACILITY AUTH
   +@ IDRB (Kenner Hotel Partnership)
        Series 1985
        2.35%, 07/01/05                                    1,000           1,000
  +~@ Lease Purchase RB
        Series 2003
        2.33%, 07/07/05                                   20,000          20,000
   +@ RB (Tiger Athletic Foundation)
        Series 2004
        2.38%, 07/07/05                                   18,800          18,800

      NEW ORLEANS AVIATION BOARD
  +~@ Refunding Bonds Series 1993B
        2.35%, 07/07/05                                    4,860           4,860

      NEW ORLEANS IDB
   +@ M/F Housing RB (3700 Orleans)
        Series 2000
        2.36%, 07/07/05                                   29,000          29,000

      PARISH OF EAST BATON ROUGE IDB
   +@ Solid Waste Disposal RB
        (Georgia-Pacific Corp)
        Series 2004
        2.34%, 07/07/05                                    7,100           7,100

      ST JAMES PARISH
      Pollution Control Refunding RB
        (Texaco) Series 1988A
        2.89%, 08/09/05                                   44,030          44,030
      Pollution Control Refunding RB
        (Texaco) Series 1988B
        2.89%, 08/09/05                                   44,030          44,030
                                                                     -----------
                                                                         256,405
      MAINE 0.1%

      MAINE FINANCE AUTH
   +@ RB (Jackson Laboratory)
        Series 2002
        2.32%, 07/07/05                                    5,800           5,800

      MAINE HOUSING AUTH
   ~@ Mortgage Purchase Bonds
        Series 2002F-2
        2.36%, 07/07/05                                    4,585           4,585
                                                                     -----------
                                                                          10,385
      MARYLAND 0.9%

      BALTIMORE CNTY
   ~/ Consolidated Public Improvement
        TECP Series 2002
        2.48%, 07/08/05                                   35,000          35,000

      HOWARD CNTY
   +@ M/F Housing Refunding RB
        (Sherwood Crossing Apts)
        Series 2003
        2.28%, 07/07/05                                   10,000          10,000

      MARYLAND COMMUNITY
      DEVELOPMENT ADMINISTRATION
  ~@/ S/F Program Bonds 1999
        Third Series
        2.43%, 07/07/05                                   32,335          32,335

      MARYLAND ENERGY FINANCING
      ADMINISTRATION
   +@ Limited Obligation Local
        District Cooling Facilities RB
        (Comfort Link) Series 2001
        2.34%, 07/07/05                                   10,000          10,000


                                                         See financial notes. 27

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      MARYLAND HEALTH & HIGHER
      EDUCATIONAL FACILITIES AUTH
   +@ Pooled Loan Program RB
        Series D
        2.26%, 07/07/05                                   18,780          18,780

      MARYLAND STATE ECONOMIC
      DEVELOPMENT CORP
   +@ IDRB (Dixon Valve & Coupling
        Co) Series 1998
        2.39%, 07/07/05                                    1,390           1,390

      MONTGOMERY CNTY
   +@ Economic Development RB
        (Georgetown Preparatory
        School) Series 2005
        2.28%, 07/07/05                                   12,000          12,000
                                                                     -----------
                                                                         119,505
      MASSACHUSETTS 2.7%

      COHASSET
      BAN
        1.57%, 08/12/05                                   25,164          25,199

      CONCORD
      Unlimited Tax School BAN
        1.63%, 09/29/05                                   15,200          15,251

      LAWRENCE
      School BAN
        2.28%, 12/22/05                                   12,000          12,054

      MARION
      BAN
        1.68%, 07/15/05                                    2,000           2,001

      MASSACHUSETTS
   ~@ GO Bonds Consolidated Loan
        Series 2000C
        2.56%, 07/07/05                                    5,000           5,000
 +~@/ GO Bonds Consolidated Loan
        Series 2001D
        2.31%, 07/07/05                                    2,785           2,785
   ~@ GO Bonds Consolidated Loan
        Series 2004A
        2.31%, 07/07/05                                    4,995           4,995
  +~@ GO Bonds Consolidated Loan
        Series 2005A
        2.30%, 07/07/05                                    5,000           5,000
   ~@ GO Refunding Bonds
        Series 1998B
        2.22%, 07/07/05                                    2,500           2,500
   ~@ GO Refunding Bonds
        Series 2001B
        2.43%, 07/07/05                                    4,750           4,750
   ~@ GO Refunding Bonds
        Series 2001C
        2.43%, 07/07/05                                   17,800          17,800
   ~@ GO Refunding Bonds
        Series 2005A
        2.29%, 07/07/05                                   10,000          10,000

      MASSACHUSETTS BAY
      TRANSPORTATION AUTH
  +~@ General Transportation System
        Bonds Series 1999A
        2.30%, 07/07/05                                    9,000           9,000
   ~@ Sr Sales Tax Bonds
        Series 2005A
        2.31%, 07/07/05                                   22,810          22,810
  ~@/ Sr Sales Tax RB Series 2005A
        2.56%, 07/07/05                                    7,500           7,500

      MASSACHUSETTS DEVELOPMENT
      FINANCE AGENCY
  +~@ Education RB (Dexter School)
        Series 2000
        2.27%, 07/07/05                                    8,210           8,210
   +@ M/F Housing Refunding RB
        (Kensington at Chelmsford)
        Series 2002
        2.40%, 06/30/05                                      900             900
   +@ RB (Assumption College)
        Series 2002A
        2.27%, 07/07/05                                   11,410          11,410
   +@ RB (Brandon Residential
        Treatment Center)
        Series 2003
        2.28%, 07/07/05                                    2,290           2,290
   +@ RB (Dean College) Series 1999
        2.28%, 07/07/05                                    1,910           1,910
   +@ RB (FIBA Technologies)
        Series 2003
        2.38%, 07/07/05                                    2,000           2,000
   +@ RB (Gordon College)
        Series 2002
        2.27%, 06/30/05                                    2,100           2,100
   +@ RB (Third Sector New England)
        Series 2004A
        2.28%, 07/07/05                                    5,500           5,500


28 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
  +~@ RB (Wentworth Institute of
        Technology) Series 2000
        2.27%, 07/07/05                                    6,585           6,585
   +@ RB (Worcester Academy)
        Series 2000
        2.30%, 07/01/05                                    3,000           3,000
   +@ RB (YMCA of Greater Boston)
        Series 2004A
        2.30%, 07/07/05                                    7,300           7,300

      MASSACHUSETTS HEALTH &
      EDUCATIONAL FACILITIES AUTH
  +~@ RB (Baystate Medical Ctr)
        Series D
        2.30%, 07/07/05                                   17,500          17,500
   +@ RB (Boston Home)
        Series 2002B
        2.27%, 07/07/05                                    2,500           2,500
   ~@ RB (MIT) Series K
        2.31%, 07/07/05                                    6,710           6,710
   +@ RB (Sherrill House) Series A-1
        2.26%, 07/07/05                                    6,100           6,100
  +~@ RB (Winchester Hospital)
        Series D
        2.31%, 07/07/05                                    3,000           3,000

      MASSACHUSETTS HFA
  +~@ Housing Bonds Series 2003F
        2.22%, 07/07/05                                   14,535          14,535

      MASSACHUSETTS IFA
   +@ RB (New England College of
        Optometry) Series 1997
        2.30%, 07/07/05                                    5,600           5,600
   +@ RB (Williston Northampton
        School) Series B
        2.28%, 07/07/05                                    2,625           2,625

      MASSACHUSETTS TURNPIKE AUTH
 +~@/ Metropolitan Highway System
        Subordinate RB Series 1999A
        2.30%, 07/07/05                                    7,110           7,110

      MASSACHUSETTS WATER POLLUTION
      ABATEMENT TRUST
  ~@/ Water Pollution Abatement RB
        Subordinate Series 1999A
        2.31%, 07/07/05                                    1,500           1,500

      MASSACHUSETTS WATER RESOURCES
      AUTH
  +~@ General Refunding RB Series 2005A
        2.30%, 07/07/05                                   23,995          23,995

      NASHOBA VALLEY TECHNICAL HIGH SD
      BAN
        1.48%, 08/12/05                                    7,441           7,454

      NEW BEDFORD
      BAN
        2.70%, 09/29/05                                    8,630           8,636

      RALPH C MAHAR REGIONAL SD
      BAN
        1.69%, 07/14/05                                   20,000          20,009

      SILVER LAKE REGIONAL SD
      GO BAN
        1.61%, 08/26/05                                   20,000          20,042

      SOMERVILLE
      GO BAN
        1.44%, 08/19/05                                    3,162           3,168
                                                                     -----------
                                                                         348,334
      MICHIGAN 4.5%

      ALLEN PARK PUBLIC SCHOOLS
   ~@ Unlimited Tax School Building
        Bonds Series 2003
        2.32%, 07/07/05                                   10,760          10,760

      ANN ARBOR ECONOMIC
      DEVELOPMENT CORP
   +@ Limited Obligation RB (Glacier
        Hills) Series 2000A
        2.33%, 07/07/05                                   22,100          22,100
   +@ Limited Obligation Refunding
        RB (Glacier Hills)
        Series 2000B
        2.33%, 07/07/05                                    8,685           8,685

      DETROIT
 +~@/ Sewage Disposal System RB
        Series 1999A
        2.32%, 07/07/05                                   34,650          34,650
 +~@/ Sewage Disposal System
        Second Lien RB Series 2001B
        2.36%, 07/07/05                                    4,260           4,260

      DETROIT CITY SD
 +~@/ School Building & Site
        Improvement Bonds
        Series 2001A
        2.36%, 07/07/05                                    4,620           4,620


                                                         See financial notes. 29

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      GEORGETOWN ECONOMIC
      DEVELOPMENT CORP
   +@ Limited Obligation RB (Sunset
        Manor) Series 2000
        2.29%, 07/07/05                                    8,860           8,860

      GRAND RAPIDS ECONOMIC
      DEVELOPMENT CORP
   +@ Refunding RB (Amway Hotel
        Corp) Series 1991A
        2.38%, 07/07/05                                    8,755           8,755

      JACKSON CNTY HOSPITAL FINANCE
      AUTH
   +@ Hospital Refunding RB (WA
        Foote Memorial Hospital)
        Series 2005B
        2.30%, 07/07/05                                   10,000          10,000

      MACOMB CNTY HOSPITAL FINANCE
      AUTH
   +@ Hospital Refunding RB (Mt
        Clemens General Hospital)
        Series 2003A-2
        2.45%, 07/01/05                                    9,100           9,100

      MICHIGAN
      GO Notes Fiscal 2005 Series A
        2.54%, 09/30/05                                   40,000          40,089

      MICHIGAN BUILDING AUTH
    + TECP Series 4
        2.68%, 07/21/05                                   50,000          50,000

      MICHIGAN HIGHER EDUCATION
      FACILITIES AUTH
   +@ Limited Obligation Refunding RB
        (Hope College) Series 2004
        2.33%, 07/07/05                                    3,805           3,805

      MICHIGAN HIGHER EDUCATION
      STUDENT LOAN AUTH
  +~@ Student Loan RB Series XII-X
        2.34%, 07/07/05                                   15,000          15,000

      MICHIGAN HOSPITAL FINANCING
      AUTH
   +@ Hospital Refunding & RB
        (Crittenton Hospital Medical
        Center) Series 2003A
        2.30%, 07/01/05                                    7,900           7,900

      MICHIGAN HOUSING DEVELOPMENT
      AUTH
 +~@/ S/F Mortgage RB
        Series 2001A
        2.36%, 07/07/05                                    3,430           3,430

      MICHIGAN JOB DEVELOPMENT
      AUTH
   +@ Limited Obligation RB
        (Frankenmuth Bavarian Inn
        Motor Lodge) Series 1985
        2.80%, 07/30/05                                    7,100           7,100

      MICHIGAN MUNICIPAL BOND AUTH
  +~@ Revenue Notes Series 2004B-2
        2.43%, 07/07/05                                   32,550          32,550

      MICHIGAN STRATEGIC FUND
   +@ Limited Obligation RB (Advance
        Plastics Corp) Series 1996
        2.45%, 07/07/05                                      870             870
   +@ Limited Obligation RB (American
        Cancer Society) Series 2000
        2.35%, 07/07/05                                    4,210           4,210
   +@ Limited Obligation RB (EPI
        Printers) Series 1997
        2.45%, 07/07/05                                      720             720
   +@ Limited Obligation RB (Mans)
        Series 1991
        2.45%, 07/07/05                                      420             420
   +@ Limited Obligation RB (Mans)
        Series 1998B
        2.45%, 07/07/05                                      935             935
   +@ Limited Obligation RB
        (Mechanics Uniform Rental
        Co) Series 1995
        2.45%, 07/07/05                                    1,000           1,000
   +@ Limited Obligation RB (United
        Machining) Series 1998
        2.45%, 07/07/05                                    4,000           4,000
  +~@ Limited Obligation Refunding
        RB (Detroit Edison Co
        Pollution Control Bonds)
        Series 1999C
        2.35%, 07/07/05                                    9,245           9,245
  +~@ Limited Obligation Refunding
        RB (Detroit Edison Co)
        Series 2003A
        2.36%, 07/07/05                                    5,995           5,995


30 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      MICHIGAN TRUNK LINE FUND
  +~@ State Trunk Line Fund
        Refunding Bonds
        Series 1998A
        2.32%, 07/07/05                                   46,666          46,666

      OAKLAND CNTY
   +@ Limited Obligation RB (Husky
        Envelope Products)
        Series 1999
        2.45%, 07/07/05                                    2,100           2,100
   +@ Limited Obligation RB (Pontiac
        Vision 2000 Schools)
        Series 2000
        2.35%, 07/07/05                                    8,800           8,800

      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan
        Wayne Cnty Airport) Jr Lien
        Series 2001
        2.57%, 07/07/05                                   18,075          18,075
  +~@ Airport RB (Detroit Metropolitan
        Wayne Cnty Airport)
        Series 2002A
        2.31%, 07/07/05                                  139,870         139,870
  +~@ Airport Refunding RB (Detroit
        Metropolitan Wayne Cnty
        Airport) Series 1996B
        2.31%, 07/07/05                                   24,940          24,940

      WAYNE CNTY AIRPORT AUTH
  +~@ Airport RB (Detroit Metropolitan
        Wayne Cnty Airport)
        Series 2005
        2.62%, 07/07/05                                   18,400          18,400
                                                                     -----------
                                                                         567,910
      MINNESOTA 2.2%

      ANDOVER
   +@ Sr Housing Refunding RB
        (Presbyterian Homes)
        Series 2003
        2.30%, 07/07/05                                    6,500           6,500

      BLOOMINGTON PORT AUTH
  +~@ Special Tax Refunding RB (Mall
        of America) Series 1999B
        2.33%, 07/07/05                                   21,700          21,700

      BURNSVILLE
   +@ M/F Housing Refunding RB
        (Southwind Apts) Series 2004
        2.30%, 07/07/05                                    8,350           8,350

      EDEN PRAIRIE
   +@ M/F Housing RB (Eden Prairie
        Leased Housing Associates I)
        Series 2003A
        2.64%, 07/07/05                                    6,000           6,000

      HENNEPIN CNTY
    @ GO Refunding Bonds
        Series 1996C
        2.40%, 07/07/05                                    1,350           1,350

      HENNEPIN CNTY HOUSING &
      REDEVELOPMENT AUTH
  +@/ M/F Housing Refunding RB
        (Stone Arch Apts) Series 2002
        2.35%, 07/07/05                                    2,800           2,800

      INVER GROVE HEIGHTS
   +@ Sr Housing Refunding RB
        (PHM/Inver Grove, Inc)
        Series 2005
        2.30%, 07/07/05                                    6,000           6,000

      MENDOTA HEIGHTS
   +@ Refunding IDRB (Dakota
        Business Plaza) Series 2000
        2.55%, 07/07/05                                    2,300           2,300

      MINNEAPOLIS
  +~@ Health Care System Refunding
        RB (Fairview Health Services)
        Series 2005B
        2.30%, 07/07/05                                   25,000          25,000
  +~@ Health Care System Refunding
        RB (Fairview Health Services)
        Series 2005C
        2.28%, 07/07/05                                   20,000          20,000
   +@ RB (Guthrie Theater)
        Series 2003A
        2.28%, 07/07/05                                   18,000          18,000

      MINNEAPOLIS-ST PAUL
      METROPOLITAN AIRPORTS COMMISSION
 +~@/ Airport RB Series 2000B
        2.36%, 07/07/05                                    5,225           5,225
  +~@ Subordinate Airport Refunding
        RB Series 2005B
        2.36%, 07/07/05                                    6,000           6,000


                                                         See financial notes. 31

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    + Subordinate Revenue CP
        Notes Series A
        2.50%, 07/07/05                                   14,119          14,119
    + Subordinate Revenue TECP
        Series B
        2.69%, 07/01/05                                    6,768           6,768

      MINNESOTA AGRICULTURAL &
      ECONOMIC DEVELOPMENT BOARD
   +@ RB (Evangelical Lutheran Good
        Samaritan Society)
        Series 1996
        2.33%, 07/07/05                                    7,400           7,400

      MINNESOTA HFA
   ~@ Residential Housing Finance
        Bonds Series 2003B
        2.30%, 07/07/05                                    6,000           6,000
   ~@ Residential Housing Finance
        Bonds Series 2004G
        2.35%, 07/07/05                                   12,000          12,000

      MINNESOTA HIGHER EDUCATION
      FACILITIES AUTH
   +@ RB (Trustees of the Hamline
        University of Minnesota)
        Series Six-E1
        2.33%, 07/07/05                                    3,000           3,000
   +@ RB (Trustees of the Hamline
        University of Minnesota)
        Series Six-E2
        2.33%, 07/07/05                                    4,000           4,000
   +@ RB (University of St Thomas)
        Series 4-O
        2.33%, 07/07/05                                    9,700           9,700
   +@ RB (University of St Thomas)
        Series 5-I
        2.33%, 07/07/05                                    3,600           3,600

      ROCHESTER
      Health Care Facilities RB (Mayo
        Foundation) Series 1992C
        2.52%, 08/08/05                                   20,200          20,200

      ROCHESTER HEALTH CARE FACILITIES
    ~ RB (Mayo Foundation)
        Series 2001A
        2.53%, 08/01/05                                   15,000          15,000
        2.50%, 08/22/05                                   31,400          31,400
    ~ RB (Mayo Foundation)
        Series 2001B
        2.53%, 08/01/05                                   13,600          13,600

      ST LOUIS PARK
   +@ M/F Housing RB (Park)
        Series 2002A
        2.65%, 07/07/05                                    3,300           3,300

      ST PAUL HOUSING &
      REDEVELOPMENT AUTH
   +@ District Heating RB
        Series 1999D
        2.59%, 07/01/05                                    3,230           3,230
                                                                     -----------
                                                                         282,542
      MISSISSIPPI 0.3%

      MISSISSIPPI
  ~@/ GO Refunding Bonds
        Series 2001
        2.32%, 07/07/05                                   14,880          14,880

      MISSISSIPPI BUSINESS FINANCE
      CORP
   +@ IDRB (Electric Mills Wood
        Preserving) Series 1999
        2.50%, 07/07/05                                    5,000           5,000
   +@ IDRB (Omega Motion)
        Series 1996
        2.34%, 07/07/05                                    4,000           4,000
   +@ IDRB (VC Regional Assembly
        & Manufacturing) Series 2003
        2.32%, 07/07/05                                    9,210           9,210

      MISSISSIPPI HOME CORP
 +~@/ S/F Mortgage RB Series 1997C
        2.43%, 07/07/05                                    3,100           3,100
                                                                     -----------
                                                                          36,190
      MISSOURI 0.2%

      MISSOURI DEVELOPMENT FINANCE
      BOARD
   +@ IDRB (Milbank Manufacturing
        Co) Series 1997
        2.50%, 07/07/05                                    3,000           3,000

      ST CHARLES CNTY IDA
   +@ M/F Housing Refunding RB
        (Time Centre Apts Phase I)
        Series 2004A
        2.34%, 07/07/05                                   15,600          15,600
   +@ M/F Housing Refunding RB
        (Time Centre Apts Phase II)
        Series 2004B
        2.38%, 07/07/05                                    4,500           4,500


32 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      ST LOUIS IDA
   +@ IDRB (Kessler Container)
        Series 1997A
        2.35%, 07/07/05                                    1,900           1,900

      WASHINGTON IDA
   +@ IDRB (Pauwels Transformers)
        Series 1995
        2.60%, 07/07/05                                    2,600           2,600
                                                                     -----------
                                                                          27,600
      MONTANA 0.0%

      MONTANA HEALTH FACILITIES AUTH
  +~@ Health Care RB (Pooled Loan
        Program) Series 1985A
        2.30%, 07/07/05                                    4,325           4,325


      NEBRASKA 0.2%

      NEBRASKA INVESTMENT FINANCE AUTH
  ~@/ S/F Housing RB Series 1998G
        2.43%, 07/07/05                                   10,735          10,735
  ~@/ S/F Housing RB Series 1999E
        2.37%, 07/07/05                                      475             475

      STANTON CNTY
    @ IDRB (Nucor Corp) Series 1996
        2.33%, 07/07/05                                   19,300          19,300
                                                                     -----------
                                                                          30,510
      NEVADA 1.9%

      CLARK CNTY
   +@ Airport System Subordinate
        Lien RB Series 1995A-2
        2.30%, 07/07/05                                    1,100           1,100
   +@ Economic Development RB
        (UNLV Foundation)
        Series 1999
        2.30%, 07/07/05                                      395             395
   +@ IDRB (Southwest Gas Corp)
        Series 2003A
        2.40%, 07/07/05                                   12,500          12,500
  +~@ Las Vegas-McCarran
        International Airport Passenger
        Facility Charge Refunding RB
        Series 2005A-2
        2.31%, 07/07/05                                   26,000          26,000

      CLARK CNTY SD
 +~@/ GO (Limited Tax) Building
        Bonds Series 2001F
        2.33%, 07/07/05                                   21,715          21,715
  +~@ GO (Limited Tax) Refunding
        Bonds Series 2005A
        2.31%, 07/07/05                                   10,975          10,975

      LAS VEGAS CONVENTION &
      VISITORS AUTH
  +~@ Refunding RB Series 2005
        2.32%, 07/07/05                                    4,190           4,190

      LAS VEGAS VALLEY WATER DIST
    ~ GO (Limited Tax) Water CP
        Notes Series 2004 A & B
        2.60%, 07/19/05                                    9,600           9,600
  +~@ GO Refunding Bonds
        Series 2005A
        2.31%, 07/07/05                                   37,025          37,025

      NEVADA
  +~@ Highway Improvement (Motor
        Vehicle Fuel Tax) RB
        Series 2003
        2.31%, 07/07/05                                    2,193           2,193

      NEVADA HOUSING DIVISION
   +@ M/F Housing RB (Apache
        Pines Apts) Series 1999A
        2.33%, 07/07/05                                    7,415           7,415
   +@ M/F Housing RB (Banbridge
        Apts) Series 2000A
        2.33%, 07/07/05                                    3,960           3,960
   +@ M/F Housing RB (Bluffs Apts)
        Series 2002A
        2.33%, 07/07/05                                   17,850          17,850
   +@ M/F Housing RB (City Center)
        Series 2000A
        2.33%, 07/07/05                                    7,550           7,550
   +@ M/F Housing RB (Home
        Suites) Series 1989A
        2.27%, 07/07/05                                    4,800           4,800
   +@ M/F Housing RB (Sierra
        Pointe Apts) Series 2005
        2.50%, 07/07/05                                    9,985           9,985
   +@ M/F Housing RB (Silver
        Pines Apts) Series 2002A
        2.30%, 07/07/05                                    5,500           5,500
   +@ M/F Housing RB (Silver
        Terrace Apts) Series 2003A
        2.33%, 07/07/05                                    5,150           5,150


                                                         See financial notes. 33

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ M/F Housing RB (St Rose
        Senior Apts) Series 2002A
        2.33%, 07/07/05                                   14,770          14,770
   +@ M/F Housing RB (Sundance
        Village Apts) Series 2004
        2.33%, 07/07/05                                   15,000          15,000
   +@ M/F Housing Refunding RB
        (Oakmont) Series 2002
        2.33%, 07/07/05                                    4,350           4,350

      WASHOE CNTY
 +~@/ GO Convention Center
        Refunding Bonds
        Series 2001A
        2.33%, 07/07/05                                   21,000          21,000
                                                                     -----------
                                                                         243,023
      NEW HAMPSHIRE 0.4%

      NEW HAMPSHIRE BUSINESS
      FINANCE AUTH
   +@ Solid Waste Disposal RB (Lonza
        Biologics) Series 2003
        2.38%, 07/07/05                                   30,000          30,000

      NEW HAMPSHIRE HEALTH &
      EDUCATIONAL FACILITIES AUTH
  +~@ RB (Dartmouth-Hitchcock
        Obligated Group)
        Series 2001A
        2.23%, 07/07/05                                      815             815
   +@ RB (Easter Seals New
        Hampshire) Series 2004A
        2.32%, 07/07/05                                    6,060           6,060
   +@ RB (Frisbie Memorial Hospital)
        Series 2005
        2.32%, 07/07/05                                    5,115           5,115
   +@ RB (Riverwoods) Series 2003
        2.38%, 07/07/05                                    3,085           3,085

      NEW HAMPSHIRE HFA
 +~@/ S/F Mortgage Acquisition RB
        Series 1997C
        2.43%, 07/07/05                                    1,845           1,845
 +~@/ S/F Mortgage Acquisition RB
        Series 1998B
        2.43%, 07/07/05                                    9,730           9,730
                                                                     -----------
                                                                          56,650
      NEW JERSEY 0.6%

      ENGLEWOOD
      General Improvement BAN &
        Special Assessment BAN
        1.63%, 07/08/05                                   23,750          23,756

      NEW JERSEY ECONOMIC
      DEVELOPMENT AUTH
 +~@/ School Facilities Construction
        Bonds Series 2004G
        2.31%, 07/07/05                                    4,935           4,935

      NEW JERSEY TURNPIKE AUTH
  +~@ RB Series C
        2.31%, 07/07/05                                    2,000           2,000
 +~@/ Turnpike RB Series 2000A
        2.31%, 07/07/05                                    6,100           6,100
  +~@ Turnpike RB Series 2004C-2
        2.31%, 07/07/05                                   22,490          22,490
 +~@/ Turnpike Revenue RB
        Series 2004A
        2.31%, 07/07/05                                    5,000           5,000

      WOODBRIDGE TOWNSHIP
      General & Sewer Utility BAN
        1.65%, 07/08/05                                    5,481           5,482
        1.67%, 07/08/05                                    6,519           6,521
                                                                     -----------
                                                                          76,284
      NEW MEXICO 0.2%

      FARMINGTON
   +@ Hospital RB (San Juan Regional
        Medical Center) Series 2004B
        2.31%, 07/07/05                                    5,000           5,000

      SANTA FE
   +@ Gross Receipts Tax Subordinate
        Lien Wastewater System RB
        Series 1997B
        2.32%, 07/07/05                                   16,300          16,300
                                                                     -----------
                                                                          21,300
      NEW YORK 6.9%

      DUTCHESS CNTY IDA
   +@ Civic Facility RB (Trinity-Pawling
        School Corp) Series 1998
        2.26%, 07/07/05                                    4,300           4,300


34 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      LONG ISLAND POWER AUTH
 +~@/ Electric System RB
        Series 1998A
        2.31%, 07/07/05                                   10,970          10,970

      METROPOLITAN TRANSPORTATION AUTH
  +~@ Dedicated Tax Fund Refunding
        Bonds Series 2005A
        2.29%, 06/30/05                                   15,500          15,500
  +~@ Transportation Refunding RB
        Series 2002D-1
        2.20%, 07/07/05                                   20,000          20,000
    + Transportation Revenue BAN
        Sub-Series B
        2.51%, 09/13/05                                   17,000          17,000

      NEW YORK CITY
 +~@/ GO Bonds Fiscal 1998
        Series D
        2.31%, 07/07/05                                   17,825          17,825
 +~@/ GO Bonds Fiscal 2002
        Series A
        2.31%, 07/07/05                                   15,000          15,000
   +@ GO Bonds Fiscal 2003
        Series C-4
        2.18%, 07/07/05                                   15,000          15,000
   +@ GO Bonds Fiscal 2004
        Series A-6
        2.50%, 07/07/05                                   23,750          23,750
   +@ GO Bonds Fiscal 2004
        Series H-2
        2.52%, 07/07/05                                   42,700          42,700
   +@ GO Bonds Fiscal 2004
        Series H-3
        2.18%, 07/07/05                                    2,300           2,300
  +~@ GO Bonds Fiscal 2005
        Series N
        2.29%, 07/07/05                                   20,340          20,340

      NEW YORK CITY HEALTH &
      HOSPITALS CORP
 +~@/ Health System Bonds
        Series 1999A
        2.31%, 07/07/05                                    8,000           8,000

      NEW YORK CITY HOUSING
      DEVELOPMENT CORP
   +@ M/F Mortgage RB (2 Gold St)
        Series 2003A
        2.26%, 07/07/05                                      500             500
   +@ M/F Rental Housing RB (One
        Columbus Place)
        Series 1998A
        2.25%, 07/07/05                                    5,500           5,500
   +@ M/F Rental Housing RB
        (Sierra) Series 2003A
        2.25%, 07/07/05                                    6,115           6,115

      NEW YORK CITY IDA
   +@ Special Facility RB (Korean Air
        Lines) Series 1997A
        2.27%, 07/07/05                                   15,100          15,100

      NEW YORK CITY MUNICIPAL WATER
      FINANCE AUTH
    ~ TECP Notes Series 1
        2.50%, 09/08/05                                   30,000          30,000
    + TECP Series 5
        2.45%, 07/08/05                                   27,900          27,900
 +~@/ Water & Sewer System RB
        Fiscal 2002 Series G
        2.31%, 07/07/05                                   13,545          13,545
 +~@/ Water & Sewer System RB
        Fiscal 2005 Series B
         2.31%, 07/07/05                                   4,995           4,995
   ~@ Water & Sewer System RB
        Fiscal 2005 Series D
        2.29%, 07/07/05                                   19,000          19,000

      NEW YORK CITY TRANSITIONAL
      FINANCE AUTH
  ~@/ Future Tax Secured Bonds
        Fiscal 1999 Series C
        2.31%, 07/07/05                                   14,725          14,725
   ~@ Future Tax Secured Bonds
        Fiscal 2001 Series B
        2.17%, 07/01/05                                    8,000           8,000
   ~@ Future Tax Secured Refunding
        Bonds Fiscal 2003 Series A
        2.31%, 07/07/05                                    4,640           4,640
   ~@ Recovery Bonds Fiscal 2003
        Series 2A
        2.17%, 07/01/05                                   32,970          32,970

      NEW YORK STATE
    + Environmental Quality 1986 GO
        Bonds Series 1998A
        2.50%, 08/08/05                                   16,500          16,500
 +~@/ GO Bonds Fiscal 2004 Series F
        2.35%, 07/07/05                                   50,000          50,000


                                                         See financial notes. 35

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      NEW YORK STATE DORMITORY AUTH
 +~@/ State University Educational
        Facilities RB Series 2000B
        2.28%, 07/07/05                                   20,000          20,000

      NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT
      AUTH
 +~@/ Gas Facilities RB (Brooklyn
        Union Gas) Series 1996
        2.29%, 07/07/05                                    1,570           1,570

      NEW YORK STATE HFA
   +@ Housing RB (101 West End
        Ave) Series 1998A
        2.29%, 07/07/05                                   13,200          13,200
   +@ Housing RB (101 West End
        Ave) Series 1999A
        2.29%, 07/07/05                                   25,750          25,750
   +@ Housing RB (150 E44th St)
        Series 2000A
        2.29%, 07/07/05                                   27,200          27,200
   +@ Housing RB (345 E94th St)
        Series 1998A
        2.29%, 07/07/05                                      565             565
   +@ Housing RB (345 E94th St)
        Series 1999A
        2.29%, 07/07/05                                    6,500           6,500
   +@ Housing RB (350 W43rd St)
        Series 2002A
        2.25%, 07/07/05                                    6,400           6,400
   +@ Housing RB (Avalon Chrystie
        Place I) Series 2004A
        2.27%, 07/07/05                                   17,400          17,400
   +@ Housing RB (Clinton Green
        North) Series 2005A
        2.60%, 07/07/05                                   48,500          48,500
   +@ Housing RB (Clinton Green
        South) Series 2005A
        2.60%, 07/07/05                                   12,000          12,000
   +@ Housing RB (The Helena)
        Series 2003A
        2.25%, 07/07/05                                   12,200          12,200
   +@ Housing RB (W20th St)
        Series 2001A
        2.26%, 07/07/05                                   33,000          33,000
  +@= Housing RB (W23rd St)
        Series 2002A
        2.29%, 07/07/05                                   72,100          72,100
   +@ Housing RB (W33rd St)
        Series 2003A
        2.25%, 07/07/05                                   33,900          33,900

      NEW YORK STATE MORTGAGE AGENCY
  ~@/ Homeowner Mortgage RB
        Series 77A
        2.31%, 07/07/05                                   10,700          10,700
  ~@/ Homeowner Mortgage RB
        Series 79
        2.31%, 07/07/05                                   14,995          14,995
  ~@/ S/F Mortgage RB Series 92
        2.31%, 07/07/05                                    3,230           3,230

      PORT AUTH OF NEW YORK &
      NEW JERSEY
  +~@ Consolidated Bonds 139th
        Series
        2.59%, 07/07/05                                   20,000          20,000

      TRIBOROUGH BRIDGE & TUNNEL
      AUTH
   ~@ General Refunding RB
        Series 2002B
        2.31%, 07/07/05                                    9,995           9,995

      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment
        Co) Series 2001A
        2.25%, 07/07/05                                    1,000           1,000

      WILLIAM FLOYD UNION FREE SD
      TAN 2005
        2.70%, 06/27/06                                   23,000          23,288

      YONKERS IDA
  +~@ Civic Facility RB (Consumers
        Union) Series 1994
        2.35%, 07/07/05                                      440             440
                                                                     -----------
                                                                         876,108
      NORTH CAROLINA 1.4%

      CHARLOTTE
  +~@ Airport Refunding RB
        Series 1997A
        2.31%, 07/07/05                                   37,400          37,400

      DURHAM HOUSING AUTH
   +@ M/F Housing RB (Pendleton
        Townhomes) Series 2001
        2.34%, 07/07/05                                    5,490           5,490


36 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FORSYTH CNTY
   +@ RB (Plymouth Printing Co)
        Series 1998
        2.39%, 07/07/05                                      870             870

      GUILFORD CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (Metalcraft of Mayville SE
        Manufacturing) Series 1997
        2.35%, 07/07/05                                    1,300           1,300

      HERTFORD CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING
      AUTH
      IDRB (Nucor Corp)
        Series 2000A
    @   2.32%, 07/07/05                                   17,500          17,500
    @   2.45%, 07/07/05                                   26,500          26,500

      JOHNSTON CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (Flanders Corp)
        Series 1998
        2.35%, 07/07/05                                    4,500           4,500

      MECKLENBURG CNTY
   +@ M/F Housing RB (Sycamore
        Green Apts) Series 2001
        2.30%, 07/07/05                                    8,240           8,240

      NORTH CAROLINA EDUCATIONAL
      FACILITIES FINANCE AGENCY
   +@ Educational Facilities RB (High
        Point University) Series 1997
        2.29%, 07/07/05                                    4,410           4,410
   +@ Educational Facilities RB
        (Queens College)
        Series 1999B
        2.29%, 07/07/05                                    5,520           5,520

      NORTH CAROLINA HFA
   ~/ Home Ownership RB Series 1A
        1.62%, 07/14/05                                   12,000          12,000

      PIEDMONT TRIAD AIRPORT AUTH
  +~@ Airport RB Series 2004B
        2.35%, 07/07/05                                   19,500          19,500

      RALEIGH-DURHAM AIRPORT AUTH
  +~@ Airport RB Series 2005B
        2.36%, 07/07/05                                    4,680           4,680

      ROCKINGHAM CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (McMichael Mills)
        Series 1997
        2.34%, 07/07/05                                    1,100           1,100

      ROWAN CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING
      AUTH
   +@ IDRB (Taylor Clay Products)
        Series 1999
        2.34%, 07/07/05                                    3,400           3,400

      SAMPSON CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCE AUTH
   +@ IDRB (Crumpler Plastic Pipe)
        Series 1999
        2.39%, 07/07/05                                    2,600           2,600

      UNION CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING
      AUTH
   +@ RB (Rock-Tenn Converting Co)
        Series 1997
        2.34%, 07/07/05                                    1,750           1,750

      WAKE CNTY HOUSING AUTH
   +@ M/F Housing RB (Walnut Ridge
        Apts) Series 2000
        2.34%, 07/07/05                                    9,920           9,920

      WILMINGTON HOUSING AUTH
   +@ M/F Housing RB (Garden
        Lakes Estates) Series 1999
        2.34%, 07/07/05                                    7,055           7,055
                                                                     -----------
                                                                         173,735
      NORTH DAKOTA 0.4%

      NORTH DAKOTA HFA
   ~@ Home Mortgage Finance
        Program Series 2004B
        2.31%, 07/07/05                                   24,680          24,680
   ~@ Home Mortgage Finance
        Program Series 2005A
        2.31%, 07/07/05                                   22,100          22,100

      RICHLAND CNTY
   +@ Solid Waste Disposal RB
        (Minn-Dak Farmers Coop)
        Series 1996A
        2.60%, 07/07/05                                    6,370           6,370


                                                         See financial notes. 37

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ Solid Waste Disposal RB
        (Minn-Dak Farmers Coop)
        Series 1996B
        2.60%, 07/07/05                                      585             585
                                                                     -----------
                                                                          53,735
      OHIO 0.9%

      AKRON, BATH & COPLEY JOINT
      TOWNSHIP HOSPITAL DIST
   +@ Hospital Facilities RB (Summa
        Health System) Series 2004B
        2.32%, 07/07/05                                    7,500           7,500

      CLEVELAND
   +@ Airport System RB
        Series 1997D
        2.31%, 07/07/05                                   34,760          34,760

      CUYAHOGA CNTY
   +@ Economic Development RB
        (Hathaway Brown School)
        Series 1999
        2.32%, 07/07/05                                   12,520          12,520

      FRANKLIN CNTY
  +~@ Hospital RB (The Children's
        Hospital) Series 2003
        2.56%, 07/07/05                                    5,000           5,000

      HAMILTON CNTY
   +@ Healthcare Facilities Improvement
        & Refunding RB (Episcopal
        Retirement Homes, Inc)
        Series 2005A
        2.28%, 07/07/05                                    6,500           6,500

      OHIO
    @ Infrastructure Improvement
        Refunding GO Bonds
        Series 2004A
        2.22%, 07/07/05                                    1,000           1,000
   +@ RB (Pooled Financing)
        Series 2004
        2.30%, 07/07/05                                    9,385           9,385

      OHIO HFA
  +~@ M/F Refunding RB
        (10 Wilmington Place)
        Series 1991B
        2.59%, 07/01/05                                    8,945           8,945
   ~@ Residential Mortgage RB
        Series 2001C
        2.40%, 07/07/05                                    5,300           5,300

      OHIO HIGHER EDUCATIONAL
      FACILITY COMMISSION
   +@ Higher Educational Facility RB
        (Pooled Financing)
        Series 2003B
        2.30%, 07/07/05                                    4,900           4,900
   +@ RB (The Cleveland Institute of
        Music) Series 2005
        2.33%, 07/07/05                                    5,000           5,000

      PORT OF GREATER CINCINNATI
      DEVELOPMENT AUTH
   +@ RB (National Underground
        Railroad Freedom Center)
        Series 2003A
        2.40%, 07/07/05                                   15,000          15,000
                                                                     -----------
                                                                         115,810
      OKLAHOMA 1.1%

      MULDROW PUBLIC WORKS AUTH
   +@ IDRB (OK Foods) Series 1995
        2.60%, 07/07/05                                    4,500           4,500

      OKLAHOMA CNTY INDUSTRIAL AUTH
   +@ RB (National Cowboy Hall of
        Fame) Series 1999
        2.30%, 07/07/05                                      995             995

      OKLAHOMA DEVELOPMENT FINANCE
      AUTH
   +@ RB (Shawnee Funding)
        Series 1996
        2.34%, 07/07/05                                    3,100           3,100

      OKLAHOMA STUDENT LOAN AUTH
  +~@ Student Loan Bonds & Notes
        Series 1996A
        2.27%, 07/07/05                                   32,580          32,580
  +~@ Student Loan Bonds & Notes
        Series 1997A
        2.34%, 07/07/05                                   33,000          33,000
  +~@ Student Loan Bonds & Notes
        Series 1998A
        2.34%, 07/07/05                                   33,100          33,100
  +~@ Student Loan Bonds & Notes
        Series 2000A-4
        2.34%, 07/07/05                                   10,945          10,945
  +~@ Student Loan Bonds & Notes
        Series 2005A
        2.34%, 07/07/05                                   15,045          15,045


38 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      PAYNE CNTY ECONOMIC
      DEVELOPMENT AUTH
  +~@ Student Housing RB (OSUF
        Phase III Student Housing)
        Series 2005
        2.29%, 07/07/05                                    8,500           8,500

      TULSA IDA
   +@ RB (YMCA) Series 1999
        2.30%, 07/07/05                                    2,400           2,400
                                                                     -----------
                                                                         144,165
      OREGON 0.7%

      OREGON
   +@ Economic Development RB
        (Kettle Foods)
        Series 1998-196
        2.37%, 07/07/05                                    4,500           4,500

      OREGON ECONOMIC DEVELOPMENT
      COMMISSION
   +@ Economic Development RB
        (Pendleton Flour Mills)
        Series 1997-182
        2.35%, 07/07/05                                    3,875           3,875

      OREGON FACILITIES AUTH
   +@ (Quatama Crossing Housing)
        Series 2005A
        2.45%, 07/07/05                                   10,000          10,000

      OREGON HEALTH & SCIENCE
      UNIVERSITY
   +@ Special RB (OHSU Medical
        Group) Series 2004A
        2.26%, 07/07/05                                   10,000          10,000

      OREGON HEALTH, HOUSING,
      EDUCATIONAL & CULTURAL FACILITIES
      AUTH
   +@ RB (Quatama Crossing)
        Series 1998A
        2.35%, 07/07/05                                    8,510           8,510

      OREGON HOUSING & COMMUNITY
      SERVICES DEPT
   ~@ S/F Mortgage RB
        Series 2004L
        2.33%, 07/07/05                                    5,000           5,000
      S/F Mortgage RB
        Series 2004R
        2.15%, 09/01/05                                    5,500           5,500

      PORT OF PORTLAND
   +@ Special Obligation RB (Portland
        Bulk Terminals) Series 1996
        2.35%, 07/07/05                                   28,000          28,000
   +@ Special Obligation RB (Portland
        Bulk Terminals) Series 1999
        2.35%, 07/07/05                                    4,500           4,500

      PORTLAND
   +@ M/F Housing RB (Village of
        Lovejoy Fountain) Series 1997
        2.37%, 07/07/05                                    8,500           8,500
                                                                     -----------
                                                                          88,385
      PENNSYLVANIA 6.6%

      ALLEGHENY CNTY HOSPITAL
      DEVELOPMENT AUTH
  +~@ Hospital RB (Magee-Womens
        Hospital) Series 1993
        2.31%, 07/07/05                                    5,000           5,000

      BERMUDIAN SPRINGS SD
  +~@ GO Bonds Series 2005
        2.30%, 07/07/05                                    2,100           2,100

      CENTRAL BUCKS SD
  +~@ GO Series 2000A
        2.33%, 07/07/05                                      350             350

      CHESTER IDA
   +@ RB (Archdiocese of Philadelphia)
        Series 2001
        2.42%, 07/01/05                                   10,900          10,900

      DANIEL BOONE AREA SD
  +~@ GO Bonds Series 2004
        2.29%, 07/07/05                                    5,795           5,795

      DAUPHIN CNTY GENERAL AUTH
  +~@ RB (Education & Health Loan)
        Series 1997
        2.33%, 07/07/05                                    6,880           6,880

      DELAWARE CNTY IDA
   +@ RB (YMCA of Philadelphia)
        Series 1999
        2.39%, 07/07/05                                      100             100
  +~@ Water Facilities RB (Aqua
        Pennsylvania Inc) Series 2005A
        2.33%, 07/07/05                                      600             600


                                                         See financial notes. 39

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      DELAWARE VALLEY REGIONAL
      FINANCE AUTH
      Local Government RB
        Series 1998A
 +~@/   2.36%, 07/07/05                                   14,510          14,510
 +~@/   2.34%, 07/07/05                                      500             500

      EASTON AREA SD
  +~@ GO Bonds Series 2005
        2.30%, 07/07/05                                   30,000          30,000

      EMMAUS GENERAL AUTH
  +~@ Bonds Series 1996
        2.29%, 07/07/05                                    3,125           3,125

      ERIE SD
 +~@/ GO Bonds Series 2001A
        2.32%, 07/07/05                                   17,095          17,095

      HANOVER PUBLIC SD
  +~@ GO Series 2005
        2.30%, 07/07/05                                    5,000           5,000

      HARRISBURG AUTH
  +~@ Water Refunding RB
        Series 2002B
        2.33%, 07/07/05                                    5,000           5,000
  +~@ Water Refunding RB
        Series 2003A
        2.33%, 07/07/05                                    6,400           6,400

      LAMPETER-STRASBURG SD
  +~@ GO Bonds Series 2004A
        2.30%, 07/07/05                                    6,000           6,000

      LANCASTER CNTY HOSPITAL AUTH
  +~@ Health Center RB (Masonic
        Homes) Series 2002
        2.29%, 07/07/05                                   17,030          17,030

      MANHEIM TOWNSHIP SD
  +~@ GO Bonds Series 2004
        2.30%, 07/07/05                                    7,000           7,000

      MERCER CNTY
 +~@/ GO Bonds Series 2001
        2.32%, 07/07/05                                    7,725           7,725

      MONTGOMERY CNTY HIGHER
      EDUCATION & HEALTH AUTH
   +@ RB (Madlyn & Leonard Abramson
        Center For Jewish Life)
        Series 2001
        2.33%, 07/07/05                                    5,500           5,500

      MONTGOMERY CNTY IDA
    + Pollution Control Refunding
        RB (Peco Energy Co)
        Series 1994A
        2.56%, 10/18/05                                   27,560          27,560
   +@ Pollution Control Refunding
        RB (Peco Energy Co)
        Series 1999A
        2.24%, 07/07/05                                    9,000           9,000
   +@ School RB (Friends' Central
        School) Series 2002
        2.33%, 07/07/05                                    4,225           4,225

      MONTGOMERY CNTY
      REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB
        (Glenmore Associates)
        Series 1995A
        2.59%, 07/07/05                                    2,750           2,750

      NORTHHAMPTON CNTY
  +~@ County Agreement RB
        Series 2001
        2.32%, 07/07/05                                    6,995           6,995

      NORWIN SD
  +~/ GO Bonds Series 2001A
        2.65%, 01/25/06                                   11,500          11,500

      OWEN J ROBERTS SD
  +~@ GO Bonds Series 2003
        2.30%, 07/07/05                                   10,000          10,000

      PENNSYLVANIA
  ~@/ GO Bonds First Series 2001
        2.36%, 07/07/05                                    6,860           6,860
  +~@ GO Bonds First Series 2003
        2.31%, 07/07/05                                      300             300
 +~@/ GO Bonds Second Series 2002
        2.31%, 07/07/05                                   14,995          14,995

      PENNSYLVANIA CONVENTION CENTER
      AUTH
 +~@/ RB Series 1989A
        2.31%, 07/07/05                                    4,500           4,500

      PENNSYLVANIA ECONOMIC
      DEVELOPMENT FINANCING AUTH
   +@ Exempt Facilities RB (Amtrak)
        Series 2001B
        2.45%, 07/07/05                                      200             200
    @ Exempt Facilities RB (Merck &
        Co) Series 2001
        2.35%, 07/07/05                                   15,000          15,000


40 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      PENNSYLVANIA ENERGY
      DEVELOPMENT AUTH
   +@ Energy Development RB (B&W
        Ebensburg) Series 1986
        2.31%, 07/07/05                                    6,365           6,365

      PENNSYLVANIA HFA
  +~@ S/F Mortgage RB Drawdown
        Series 2003
        2.35%, 07/07/05                                    5,030           5,030
   ~/ S/F Mortgage RB
        Series 1999A
        2.15%, 08/11/05                                   18,820          18,820
   ~@ S/F Mortgage RB
        Series 2004-83B
        2.27%, 07/07/05                                   10,000          10,000
   ~@ S/F Mortgage RB
        Series 2004-84C
        2.26%, 07/07/05                                    8,350           8,350
   ~@ S/F Mortgage RB
        Series 2004-84D
        2.26%, 07/07/05                                    3,850           3,850
   ~@ S/F Mortgage RB
        Series 2005-88B
        2.26%, 07/07/05                                   50,000          50,000
  ~@/ S/F RB Series 1998-64
        2.37%, 07/07/05                                      495             495

      PENNSYLVANIA HIGHER EDUCATION
      ASSISTANCE AGENCY
 +~@= Student Loan RB
        Series 1988A
        2.33%, 07/07/05                                   76,000          76,000
  +~@ Student Loan RB
        Series 1988B
        2.33%, 07/07/05                                   36,700          36,700
  +~@ Student Loan RB
        Series 1994A
        2.33%, 07/07/05                                   31,800          31,800
  +~@ Student Loan RB
        Series 1997A
        2.45%, 07/07/05                                   28,900          28,900
  +~@ Student Loan RB
        Series 1999A
        2.31%, 07/07/05                                   36,000          36,000
  +~@ Student Loan RB
        Series 2003A-1
        2.45%, 07/07/05                                    7,000           7,000
  +~@ Student Loan RB
        Series 2003A-2
        2.45%, 07/07/05                                   38,000          38,000
  +~@ Student Loan RB Series 2000A
        2.45%, 07/07/05                                   36,775          36,775
  +~@ Student Loan RB Series 2001A
        2.45%, 07/07/05                                   22,950          22,950

      PENNSYLVANIA HIGHER
      EDUCATIONAL FACILITIES AUTH
  +~@ Drexel University RB
        Series 2005B
        2.29%, 07/07/05                                    5,000           5,000
   +~ University of Pennsylvania
        Health System RB
        Series 2005A
        2.80%, 06/15/06                                    5,990           5,990

      PENNSYLVANIA PUBLIC SCHOOL
      BUILDING AUTH
  +~@ School Lease RB (Philadelphia
        SD) Series 2003
        2.31%, 07/07/05                                    5,900           5,900
  +~@ School RB (Parkland SD)
        Series 1999D
        2.33%, 07/07/05                                    8,665           8,665

      PENNSYLVANIA TURNPIKE
      COMMISSION
   ~@ Turnpike RB Series 2001U
        2.22%, 07/07/05                                    2,950           2,950

      PHILADELPHIA
  +~@ Airport RB Series 2005B
        2.28%, 07/07/05                                    9,000           9,000
 +~@= Airport Refunding RB
        Series 2005C
        2.40%, 07/07/05                                   53,900          53,900

      PHILADELPHIA GAS WORKS
 +~@/ RB Third Series 2001
        2.31%, 07/07/05                                    4,295           4,295

      PHILADELPHIA IDA
 +~@/ Airport RB Series 1998A
        2.15%, 08/11/05                                   12,710          12,710
   +@ RB (City Line Holiday Inn)
        Series 1996
        2.25%, 07/07/05                                    6,800           6,800

      READING SD
  +~@ GO Bonds Series 2003A
        2.32%, 07/07/05                                    4,225           4,225


                                                         See financial notes. 41

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      SCRANTON REDEVELOPMENT AUTH
   +@ Guaranteed Lease RB
        Series 2004
        2.33%, 07/07/05                                    2,000           2,000

      UNIVERSITY OF PITTSBURGH
      Pitt Asset Notes Series 2004
        1.57%, 10/14/05                                    8,000           8,033
        2.13%, 10/14/05                                   10,000          10,024
   ~@ University Capital Project Bonds
        Series 2005A
        2.40%, 07/07/05                                    2,900           2,900
   ~@ University Capital Project Bonds
        Series 2005B
        2.28%, 07/07/05                                   10,000          10,000
   ~@ University Capital Project Bonds
        Series 2005C
        2.20%, 07/07/05                                    5,000           5,000

      WEST CORNWALL TOWNSHIP
      MUNICIPAL AUTH
   +@ RB (Lebanon Valley Brethren
        Home) Series 1995
        2.34%, 07/07/05                                    1,720           1,720
                                                                     -----------
                                                                         846,642
      PUERTO RICO 0.0%

      PUERTO RICO HIGHWAY &
      TRANSPORTATION AUTH
 +~@/ Highway RB Series Y
        2.28%, 07/07/05                                      800             800

      RHODE ISLAND 1.0%

      RHODE ISLAND ECONOMIC
      DEVELOPMENT CORP
      Airport RB Series 2005A
 +~@/   2.36%, 07/07/05                                    2,255           2,255
 +~@/   2.36%, 07/07/05                                    3,925           3,925
 +~@/ Airport Refunding RB
        Series 2005C
        2.32%, 07/07/05                                    6,995           6,995

      RHODE ISLAND HOUSING &
      MORTGAGE FINANCE CORP
  ~@/ Home Ownership Opportunity
        Bonds Series 1998-29A
        2.43%, 07/07/05                                   19,020          19,020

      RHODE ISLAND IDA
   +@ IDRB (Greystone of Lincoln)
        Series 2000
        2.55%, 07/07/05                                    1,700           1,700

      RHODE ISLAND STUDENT LOAN AUTH
  +~@ Student Loan Program RB
        Series 1995-1
        2.31%, 07/07/05                                   30,000          30,000
  +~@ Student Loan Program RB
        Series 1996-1
        2.31%, 07/07/05                                   19,000          19,000
  +~@ Student Loan Program RB
        Series 1996-2
        2.31%, 07/07/05                                   20,000          20,000
  +~@ Student Loan Program RB
        Series 1996-3
        2.31%, 07/07/05                                   23,000          23,000
                                                                     -----------
                                                                         125,895
      SOUTH CAROLINA 1.2%

      BEAUFORT-JASPER HIGHER
      EDUCATION COMMISSION
   +@ Student Housing RB (University
        of South Carolina-Beaufort
        Student Housing) Series 2005
        2.35%, 07/07/05                                   16,540          16,540

      BERKELEY CNTY SD
 +~@/ School Building Bonds
        Series 2002
        2.32%, 07/07/05                                    7,575           7,575

      FLORENCE CNTY PUBLIC FACILITIES
      CORP
  +~@ Refunding COP (Law
        Enforcement & Civic Centers)
        Series 2003
        2.37%, 07/07/05                                   24,985          24,985

      GREENVILLE IDA
   +@ IDRB (Stevens Aviation
        Technical Services)
        Series 1997
        2.39%, 07/07/05                                    3,500           3,500

      SOUTH CAROLINA HOUSING &
      DEVELOPMENT AUTH
   +@ M/F Rental Housing RB
        (Ashley Apts) Series 1999
        2.34%, 07/07/05                                    4,000           4,000


42 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ M/F Rental Housing RB
        (Piedmont Manor Apts)
        Series 2000B-1
        2.34%, 07/07/05                                    5,755           5,755
   +@ M/F Rental Housing RB
        (Spartanburg Terrace Apts)
        Series 2000C-1
        2.34%, 07/07/05                                    1,960           1,960
   +@ M/F Rental Housing Refunding
        RB (Fairway Apts)
        Series 2001A
        2.34%, 07/07/05                                    7,735           7,735

      SOUTH CAROLINA JOBS ECONOMIC
      DEVELOPMENT AUTH
   +@ Economic Development RB
        (Holcim) Series 2003
        2.45%, 07/07/05                                    6,250           6,250
   +@ Economic Development RB
        (Thomas & Betts Corp)
        Series 1997
        2.39%, 07/07/05                                    3,250           3,250
   +@ IDRB (Sanders Brothers
        Construction Co) Series 1996
        2.39%, 07/07/05                                      350             350

      SOUTH CAROLINA PUBLIC SERVICE
      AUTH
      TECP
    ~   2.40%, 08/04/05                                   12,000          12,000
    ~   2.60%, 09/07/05                                   29,701          29,701

      SOUTH CAROLINA TRANSPORTATION
      INFRASTRUCTURE BANK
 +~@/ RB Series 1999A
        2.32%, 07/07/05                                   22,610          22,610

      SPARTANBURG CNTY IDA
   +@ Refunding IDRB (Bemis Co)
        Series 1991
        2.34%, 07/07/05                                    4,750           4,750
                                                                     -----------
                                                                         150,961
      SOUTH DAKOTA 0.4%

      SOUTH DAKOTA HEALTH &
      EDUCATIONAL FACILITIES AUTH
  +~@ RB (McKenna Hospital)
        Series 1994
        2.59%, 07/07/05                                   27,240          27,240

      SOUTH DAKOTA HOUSING
      DEVELOPMENT AUTH
   ~@ Homeownership Mortgage
        Bonds Series 2004G
        2.31%, 07/07/05                                   11,000          11,000
   +@ M/F Housing RB (Harmony
        Heights) Series 2001
        2.40%, 07/07/05                                    6,500           6,500
                                                                     -----------
                                                                          44,740
      TENNESSEE 3.5%

      BRISTOL HEALTH & EDUCATIONAL
      FACILITIES BOARD
   +@ RB (King College) Series 2001
        2.30%, 07/07/05                                    6,450           6,450

      CARTER CNTY IDB
   +@ M/F Housing Refunding RB
        (Willow Run Apts) Series 1990
        2.65%, 07/07/05                                    6,675           6,675

      CHATTANOOGA HEALTH, EDUCATION
      & HOUSING FACILITIES BOARD
   +@ RB (Baylor School) Series 1996
        2.29%, 07/07/05                                    2,035           2,035
  +@= THA Program RB (Cumberland
        Medical Center) Series 2004A
        2.28%, 07/07/05                                   46,000          46,000

      CLARKSVILLE PUBLIC BUILDING AUTH
   +@ Pooled Financing RB (Tennessee
        Municipal Bond Fund)
        Series 1997
        2.30%, 07/07/05                                    4,800           4,800

      FRANKLIN CNTY IDB
   +@ IDRB (Hi-Tech) Series 1997
        2.40%, 07/07/05                                    3,800           3,800

      GRUNDY CNTY IDB
   +@ Limited Obligation RB (Toyo
        Seat USA Corp) Series 2001
        2.50%, 07/07/05                                    3,330           3,330

      HENDERSONVILLE IDB
   +@ Refunding IDRB (Betty Machine
        Co) Series 2001
        2.34%, 07/07/05                                    3,445           3,445

      HUNTINGDON IDB
   +@ IDRB (Associated Rubber Co)
        Series 1999
        2.34%, 07/07/05                                    2,200           2,200


                                                         See financial notes. 43

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      JACKSON ENERGY AUTH
  +~@ Gas System RB Series 2002
        2.28%, 07/07/05                                    5,730           5,730
  +~@ Water System RB Series 2002
        2.28%, 07/07/05                                    4,800           4,800

      JACKSON HEALTH, EDUCATIONAL &
      HOUSING FACILITIES BOARD
   +@ M/F Housing RB (Patrician
        Terrace Apts) Series 2005
        2.32%, 07/07/05                                    2,400           2,400

      JACKSON IDB
   +@ Solid Waste Facility Bonds
        (Ameristeel Corp) Series 1997
        2.35%, 07/07/05                                    3,800           3,800

      MCMINN CNTY IDA
   +@ Solid Waste Disposal Facilities
        RB (Bowater) Series 1999
        2.34%, 07/07/05                                   13,500          13,500

      MEMPHIS
  +~@ Electric System Subordinate
        RB Series 2003A
        2.31%, 07/07/05                                    2,800           2,800
  +~@ General Improvement Refunding
        Bonds Series 2005
        2.31%, 07/07/05                                    5,639           5,639

      METROPOLITAN GOVT OF NASHVILLE
      & DAVIDSON CNTY
      GO TECP
        2.25%, 08/15/05                                   15,000          15,000
        2.55%, 10/25/05                                    6,250           6,250
        2.60%, 11/15/05                                   12,500          12,500

      METROPOLITAN GOVT OF NASHVILLE
      & DAVIDSON CNTY HEALTH &
      EDUCATIONAL FACILITIES BOARD
   +@ Educational Facilities RB
        (Belmont University)
        Series 2005
        2.28%, 07/07/05                                   13,000          13,000
   +@ M/F Housing RB (Burning
        Tree Apts) Series 2005
        2.32%, 07/07/05                                    8,815           8,815
   +@ RB (Ascension Health Credit
        Group) Series 2001B-1
        1.65%, 08/03/05                                    4,000           4,000
   +@ RB (Ensworth School)
        Series 2002
        2.29%, 07/07/05                                    7,525           7,525

      METROPOLITAN GOVT OF NASHVILLE
      & DAVIDSON CNTY IDB
   +@ Educational Facilites Refunding
        RB (David Lipscomb
        University) Series 2003
        2.29%, 07/07/05                                    8,300           8,300
   +@ IDRB (Bindtech) Series 1997
        2.35%, 07/07/05                                    2,550           2,550
   +@ M/F Housing RB (Arbor Crest)
        1985B
        2.33%, 07/07/05                                   12,750          12,750
   +@ M/F Housing RB (Arbor Knoll)
        1985A
        2.33%, 07/07/05                                   13,400          13,400

      METROPOLITAN NASHVILLE AIRPORT
      AUTH
   +@ Passenger Facility Charge
        Refunding Bonds Series 2003
        2.34%, 07/07/05                                    6,300           6,300

      SEVIER CNTY PUBLIC BUILDING AUTH
  +~@ Public Improvement Bonds
        Series 1995C-1
        2.30%, 07/07/05                                    2,775           2,775
  +~@ Public Improvement Bonds
        Series 1996E-4
        2.30%, 07/07/05                                    2,155           2,155
  +~@ Public Improvement Bonds
        Series 1996E-5
        2.30%, 07/07/05                                    1,225           1,225
  +~@ Public Improvement Bonds
        Series 1996F-1
        2.30%, 07/07/05                                    8,150           8,150
  +~@ Public Improvement Bonds
        Series 1996F-2
        2.30%, 07/07/05                                    4,350           4,350
  +~@ Public Improvement Bonds
        Series 1996G
        2.30%, 07/07/05                                    4,810           4,810
  +~@ Public Improvement Bonds
        Series 1996II-C
        2.30%, 07/07/05                                      755             755
  +~@ Public Improvement Bonds
        Series 1998III-C-1
        2.30%, 07/07/05                                    7,400           7,400


44 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      SHELBY CNTY HEALTH, EDUCATION
      & HOUSING FACILITIES BOARD
   +@ Educational Facilities RB
        (Rhodes College) Series 2000
        2.30%, 07/07/05                                    9,545           9,545
   +@ M/F Housing RB (TUP I)
        Series 1997A
        2.45%, 07/07/05                                    5,000           5,000
   +@ RB (St Benedict at Auburndale
        High School) Series 2003
        2.32%, 07/07/05                                    5,000           5,000
   +@ RB (The Hutchison School)
        Series 2005
        2.29%, 07/07/05                                   10,000          10,000

      TENNESSEE
      GO TECP Series A
        2.70%, 07/06/05                                   34,425          34,425
        2.60%, 09/13/05                                   10,000          10,000
        2.55%, 09/14/05                                   20,000          20,000

      TENNESSEE HOUSING
      DEVELOPMENT AGENCY
  ~@/ Homeownership Program
        Bonds Series 2001-1C
        2.41%, 07/07/05                                    6,750           6,750

      VOLUNTEER STUDENT LOAN
      FUNDING CORP
   +@ Student Loan RB
        Series 1987A-1
        2.32%, 07/07/05                                   15,000          15,000
   +@ Student Loan RB
        Series 1987A-2
        2.32%, 07/07/05                                   13,700          13,700
   +@ Student Loan RB
        Series 1987A-3
        2.32%, 07/07/05                                   59,700          59,700
                                                                     -----------
                                                                         448,534
      TEXAS 12.0%

      AMARILLO HEALTH FACILITY CORP
   +@ Hospital RB (Panhandle Pooled
        Health Care Loan)
        Series 1985
        2.45%, 07/07/05                                    3,000           3,000

      AUSTIN
  ~@/ Public Improvement Bonds
        Series 2000
        2.32%, 07/07/05                                    6,000           6,000
  +~@ Public Improvement Refunding
        Bonds Series 2005
        2.32%, 07/07/05                                    4,080           4,080
 +~@/ Water & Wastewater Refunding
        RB Series 2001 A&B
        2.32%, 07/07/05                                    1,225           1,225

      BEXAR CNTY HEALTH FACILITIES
      DEVELOPMENT CORP
   +@ Health Care RB (Chandler
        Memorial Home) Series 1995
        2.31%, 07/07/05                                    3,445           3,445

      BRAZOS RIVER AUTH
   +@ Pollution Control Refunding RB
        (TXU Electric Co)
        Series 2001D-1
        2.33%, 07/07/05                                   14,300          14,300

      COLLIN CNTY HFA
   +@ M/F Housing RB (Huntington
        Apts) Series 1996
        2.40%, 07/07/05                                    6,150           6,150

      CYPRESS-FAIRBANKS INDEPENDENT SD
  +~@ Unlimited Tax GO Refunding
        Bonds Series 2005
        2.31%, 07/07/05                                    5,160           5,160

      DALLAS AREA RAPID TRANSIT
  +~@ Dallas/Ft Worth International
        Airport Joint RB Series 2003A
        2.35%, 07/07/05                                    2,500           2,500
 +~@/ Sr Lien Sales Tax RB
        Series 2001
        2.32%, 07/07/05                                   16,130          16,130

      DALLAS FORT WORTH INTERNATIONAL
      AIRPORT
  +~@ Airport Joint Improvement RB
        Series 2003A
        2.36%, 07/07/05                                   14,990          14,990
 +~@/ Joint Improvement & Refunding
        RB Series 2002A
        2.36%, 07/07/05                                    8,995           8,995
  +~@ Joint RB Series 2003A
        2.36%, 07/07/05                                    3,370           3,370

      DALLAS INDEPENDENT SD
  +~@ Unlimited Tax School Building
        & Refunding Bonds
        Series 2004A
        2.31%, 07/07/05                                    1,200           1,200


                                                         See financial notes. 45

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      DENTON UTILITY SYSTEM
 +~@/ Utility System RB Series 2000A
        2.31%, 07/07/05                                    5,230           5,230

      EL PASO
 +~@/ Water & Sewer Refunding RB
        Series 1998
        2.43%, 07/07/05                                    9,635           9,635

      GRAND PRAIRIE IDA
   +@ IDRB (NTA Leasing Co)
        Series 1994
        2.45%, 07/07/05                                    1,280           1,280

      GRAPEVINE IDA
   +@ Airport Improvement RB
        (Simuflite Training International)
        Series 1983A
        2.70%, 04/03/06                                   19,000          19,000

      GREATER EAST TEXAS STUDENT
      LOAN CORP
      Student Loan RB Series 1992B
  +@=   2.35%, 07/07/05                                   30,200          30,200
   +@   1.80%, 07/01/05                                   14,000          14,000
   +@ Student Loan RB Series 1995B
        1.80%, 07/01/05                                   10,000          10,000
  +@= Student Loan Refunding RB
        Series 1993A
        2.35%, 07/07/05                                   48,150          48,150
  +@= Student Loan Refunding RB
        Series 1993B
        2.35%, 07/07/05                                   23,400          23,400
   +@ Student Loan Refunding RB
        Series 1995A
        2.45%, 07/07/05                                   35,700          35,700

      GREATER TEXAS STUDENT LOAN CORP
   +@ Student Loan RB Series 1998A
        2.35%, 07/07/05                                   10,250          10,250

      GREGG CNTY HEALTH FACILITIES
      DEVELOPMENT CORP
   +@ Hospital RB (Good Shepherd
        Medical Center) Series 2004
        2.28%, 07/07/05                                   21,400          21,400

      GULF COAST IDA
   +@ IDRB (Gruma Corp) Series 1994
        2.40%, 07/07/05                                    6,440           6,440

      GULF COAST WASTE DISPOSAL AUTH
    @ Solid Waste Disposal RB
        (Amoco Oil Co) Series 1991
        2.60%, 10/01/05                                    9,200           9,200

      HARRIS CNTY
  +~@ Jr Lien Special RB (Rodeo)
        Series 2001C
        2.30%, 07/07/05                                    1,900           1,900

      HARRIS CNTY FLOOD CONTROL DIST
    + Contract Tax TECP Series F
        2.56%, 09/14/05                                   17,905          17,905

      HARRIS CNTY HEALTH FACILITY
      DEVELOPMENT CORP
 +~@/ RB (SCH Health Care)
        Series 1997B
        2.32%, 07/07/05                                   14,850          14,850

      HARRIS CNTY HFA
   +@ M/F Housing RB (Dominion
        Square Apts) Series 2000
        2.43%, 07/07/05                                    2,825           2,825
   +@ M/F Housing RB (Village At
        Cornerstone Apts) Series 2004
        2.32%, 07/07/05                                    8,360           8,360

      HAYS CONSOLIDATED INDEPENDENT SD
  +~@ Unlimited Tax Refunding Bonds
        Series 2005
        2.31%, 07/07/05                                    3,690           3,690

      HOUSTON
  +~@ Airport System Subordinate
        Lien Refunding RB
        Series 2005A
        2.31%, 07/07/05                                   18,000          18,000
  ~@/ Public Improvement Refunding
        Bonds Series 1998A
        2.32%, 07/07/05                                   21,655          21,655
 +~@/ Water & Sewer System Jr Lien
        Refunding RB Series 2002A
        2.36%, 07/07/05                                    6,530           6,530

      HOUSTON COMBINED UTILITY SYSTEM
    ~ TECP Series A
        2.60%, 07/06/05                                   10,000          10,000

      JEWETT ECONOMIC DEVELOPMENT
      CORP
    @ IDRB (Nucor Corp) Series 2003
        2.33%, 07/07/05                                    6,200           6,200


46 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      KATY INDEPENDENT SD
 +~@/ Unlimited Tax School Building
        Bonds Series 2000A
        2.32%, 07/07/05                                   10,145          10,145
   ~@ Unlimited Tax School Building
        Bonds Series 2004C
        2.28%, 07/07/05                                   28,200          28,200

      LAVACA-NAVIDAD RIVER AUTH
  +@/ Water Supply System Contract
        RB (Formosa Plastics Corp)
        Series 1990
        2.38%, 07/07/05                                   13,600          13,600

      LEANDER INDEPENDENT SD
  +~@ Unlimited Tax School Building
        & Refunding Bonds
        Series 2003
        2.33%, 07/07/05                                   10,000          10,000

      LOWER COLORADO RIVER AUTH
 +~@/ Refunding RB Series 1999A
        2.32%, 07/07/05                                   10,770          10,770

      LUBBOCK INDEPENDENT SD
  +~@ Unlimited Tax School Building
        Bonds Series 2005A
        2.20%, 12/15/05                                   23,050          23,172

      MANSFIELD IDA
   +@ IDRB (Southern Champion
        Tray) Series 1999
        2.34%, 07/07/05                                    1,900           1,900

      MATAGORDA CNTY NAVIGATION
      DIST NO.1
 +~@/ Refunding RB (Houston
        Lighting & Power Co)
        2.37%, 07/07/05                                   19,385          19,385

      MIDLOTHIAN INDEPENDENT SD
 +~@/ Unlimited Tax School Building
        & Refunding Bonds
        Series 2004
        2.34%, 07/07/05                                    8,840           8,840

      NORTH TEXAS HIGHER EDUCATION
      AUTH
  +@= Student Loan RB Series 1987
        2.34%, 07/07/05                                   87,750          87,750
   +@ Student Loan RB Series 1998
        2.30%, 07/07/05                                    9,000           9,000
  +~@ Student Loan RB Series 2005A
        2.30%, 07/07/05                                   20,600          20,600

      NORTH TEXAS TOLLWAY AUTH
  +~@ Dallas North Tollway System
        RB Series 2005A
        2.31%, 07/07/05                                    5,985           5,985

      PANHANDLE PLAINS HIGHER
      EDUCATION AUTH
  +~@ Student Loan RB Series 1991A
        2.31%, 07/07/05                                   27,400          27,400
  +~@ Student Loan RB Series 1992A
        2.31%, 07/07/05                                   44,100          44,100
  +~@ Student Loan RB Series 1993A
        2.31%, 07/07/05                                   44,200          44,200

      PFLUGERVILLE INDEPENDENT SD
  +~@ Unlimited Tax Refunding Bonds
        Series 2005
        2.31%, 07/07/05                                    4,000           4,000

      PORT ARTHUR INDEPENDENT SD
  +~@ Unlimited Tax School Building
        Bonds Series 2005
        2.34%, 07/07/05                                   23,395          23,395

      SAN ANTONIO
  +~@ Airport System Revenue
        Improvement Bonds
        Series 2002
        2.36%, 07/07/05                                    9,240           9,240

      SAN ANTONIO IDA
   +@ IDRB (Gruma Corp)
        Series 1994
        2.40%, 07/07/05                                    4,095           4,095

      SOUTHEAST TEXAS HFA
      S/F Mortgage Refunding &
        RB Series 1998A
 +~@/   2.36%, 07/07/05                                    4,165           4,165
  ~@/   2.36%, 07/07/05                                    4,210           4,210

      SPRING INDEPENDENT SD
  +~@ Unlimited Tax Schoolhouse
        Bonds Series 2005
        2.32%, 07/07/05                                   6,000            6,000

      TEXAS
  ~@/ GO Bonds Veterans' Housing
        Assistance Program Fund II
        Series 2002A-2
        2.33%, 07/07/05                                    6,000           6,000


                                                         See financial notes. 47

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   ~@ GO Bonds Veterans' Housing
        Assistance Program Fund II
        Series 2005A
        2.29%, 07/07/05                                   16,700          16,700
   ~@ GO College Student Loan &
        Refunding Bonds Series 2003
        1.80%, 07/01/05                                   25,690          25,690
      TRAN Series 2004
  ~@/   2.43%, 07/07/05                                   58,000          58,000
        1.60%, 08/31/05                                  100,820         101,052
        2.04%, 08/31/05                                   39,920          39,982
        2.08%, 08/31/05                                   35,000          35,052
        2.09%, 08/31/05                                   25,000          25,036
        2.25%, 08/31/05                                   19,935          19,958
        2.50%, 08/31/05                                   35,000          35,026
        2.52%, 08/31/05                                    3,300           3,302
        2.63%, 08/31/05                                    8,975           8,980

      TEXAS A&M BOARD OF REGENTS
   ~@ Permanent University Fund
        Bonds Series 2004B
        2.31%, 07/07/05                                    6,500           6,500

      TEXAS A&M UNIVERSITY
  ~@/ Permanent University Fund
        Bonds Series 1998
        2.32%, 07/07/05                                   28,445          28,445

      TEXAS DEPT OF HOUSING &
      COMMUNITY AFFAIRS
   +@ M/F Housing RB (Atascocita
        Pines Apts) Series 2005
        2.35%, 07/07/05                                   11,900          11,900
   +@ M/F Housing RB (Bristol Apts)
        Series 2004
        2.32%, 07/07/05                                    8,625           8,625
   +@ M/F Housing RB (Creek Point
        Apts) Series 2000
        2.35%, 07/07/05                                    6,785           6,785
   +@ M/F Housing RB (Lafayette
        Village Apts) Series 2005
        2.35%, 07/07/05                                    7,100           7,100
   +@ M/F Housing RB (Montgomery
        Pines Apts) Series 2004
        2.32%, 07/07/05                                   12,300          12,300
   +@ M/F Housing RB (Pinnacle
        Apts) Series 2004
        2.32%, 07/07/05                                    7,000           7,000
   +@ M/F Housing RB (Tower Ridge
        Apts) Series 2005
        2.50%, 07/07/05                                   15,000          15,000
  ~@/ Residential Mortgage RB
        Series 1998A
        2.43%, 07/07/05                                   14,950          14,950
   ~@ Residential Mortgage
        Refunding RB Series 2003A
        2.36%, 07/07/05                                   10,000          10,000
  +~@ S/F Mortgage RB
        Series 2002A&B
        2.36%, 07/07/05                                    4,125           4,125
  +~@ S/F Mortgage RB
        Series 2004D
        2.35%, 07/07/05                                   15,100          15,100

      TEXAS MUNICIPAL GAS CORP
  +~@ Sr Lien Gas Reserve RB
        Series 1998
        2.30%, 07/07/05                                    2,185           2,185

      TEXAS PUBLIC FINANCE AUTHORITY
    ~ Unemployment Compensation
        Obligation Assessment RB
        Series 2003C-1
        2.55%, 07/07/05                                   50,000          50,000

      TEXAS TRANSPORTATION COMMISSION
      Mobility Fund Bonds
        Series 2005A
   ~@   2.31%, 07/07/05                                   50,000          50,000
   ~@   2.32%, 07/07/05                                    6,000           6,000

      TRINITY RIVER AUTH
   +@ Solid Waste Disposal RB
        (Community Waste Disposal)
        Series 1999
        2.36%, 07/07/05                                    4,070           4,070

      UNIVERSITY OF TEXAS
      Permanent University Fund
        Flexible Rate Notes Series A
        2.53%, 09/08/05                                    5,000           5,000
        2.60%, 10/05/05                                   22,000          22,000
                                                                     -----------
                                                                       1,528,360
      UTAH 1.7%

      INTERMOUNTAIN POWER AGENCY
  +~@ Power Supply Refunding RB
        Series 1985E
        1.60%, 09/15/05                                   43,150          43,143
 +~@/ Power Supply Refunding RB
        Series 1996C
        2.31%, 07/07/05                                   15,330          15,330


48 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +~ Power Supply Refunding RB
        Series 1998A
        2.70%, 07/07/05                                    9,995           9,995

      SALT LAKE CITY
 +~@/ Hospital RB (IHC Health
        Services) Series 2001
        2.32%, 07/07/05                                   26,730          26,730
   +@ RB (Rowland Hall - St Mark's
        School) Series 2001
        2.28%, 07/07/05                                    9,280           9,280

      UNIVERSITY OF UTAH
 +~@/ Auxiliary & Campus Facilties
        System Refunding RB
        Series 1998A
        2.32%, 07/07/05                                   30,060          30,060
   +@ Student Loan RB Series 1993A
        2.30%, 07/07/05                                    5,000           5,000
  +~@ Student Loan RB Series 1995l
        2.30%, 07/07/05                                   27,500          27,500

      UTAH
  ~@/ GO Highway Bonds
        Series 1998A
        2.31%, 07/07/05                                    5,000           5,000

      UTAH BUILDING OWNERSHIP AUTH
 +~@/ Lease Refunding RB
        Series 1998C
        2.32%, 07/07/05                                    9,695           9,695

      UTAH STATE BOARD OF REGENTS
  +~@ Student Loan RB Series 2005W
        2.30%, 07/07/05                                   35,280          35,280

      WOODS CROSS CITY
   +@ M/F Housing Refunding RB
        (Springwood Apts)
        Series 2001A
        2.29%, 07/07/05                                    3,605           3,605
                                                                     -----------
                                                                         220,618
      VERMONT 0.1%

      VERMONT ECONOMIC DEVELOPMENT
      AUTH
   +@ IDRB (Agri-Mark) Series 1999A
        2.50%, 07/07/05                                   17,000          17,000
   +@ IDRB (Agri-Mark) Series 1999B
        2.50%, 07/07/05                                    1,000           1,000
                                                                     -----------
                                                                          18,000
      VIRGINIA 0.6%

      ARLINGTON CNTY IDA
   +@ M/F Housing RB (Gates of
        Ballston Apts) Series 2005
        2.37%, 07/07/05                                   14,500          14,500

      FAIRFAX CNTY
   ~@ Public Improvement & Refunding
        Bonds Series 2004A
        2.31%, 07/07/05                                    1,000           1,000

      KING GEORGE CNTY
   +@ Solid Waste Disposal Facility
        RB (Garnet) Series 1996
        2.35%, 07/07/05                                    3,700           3,700

      MONTGOMERY CNTY IDA
   +@ RB (Virginia Tech Foundation)
        Series 2001A
        2.29%, 07/07/05                                    8,500           8,500
   +@ RB (Virginia Tech Foundation)
        Series 2001B
        2.38%, 07/07/05                                    1,015           1,015
   +@ RB (Virginia Tech Foundation)
        Series 2002
        2.29%, 07/07/05                                    4,305           4,305

      NEWPORT NEWS IDA
   +@ RB (CNU Warwick Student
        Apts) Series 2004
        2.30%, 07/07/05                                    4,300           4,300

      NORFOLK
 +~@/ Parking System Refunding RB
        Series 2000B
        2.32%, 07/07/05                                    9,450           9,450

      NORFOLK REDEVELOPMENT &
      HOUSING AUTH
   +@ RB (E2F Student Housing I)
        Series 2005
        2.30%, 07/07/05                                    7,000           7,000
   +@ RB (Old Dominion University
        Real Estate Foundation
        Student Housing)
        Series 2004B
        2.30%, 07/07/05                                    6,000           6,000

      PORTSMOUTH REDEVELOPMENT &
      HOUSING AUTH
   +@ M/F Housing RB (Churchland
        North Apts) Series 1999
        2.34%, 07/07/05                                    6,395           6,395


                                                         See financial notes. 49

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      VIRGINIA BEACH DEVELOPMENT
      AUTH
   +@ M/F Residential Rental
        Housing RB (Silver Hill at
        Thalia) Series 1999
        2.34%, 07/07/05                                    4,100           4,100

      VIRGINIA PORT AUTH
  +~@ Commonwealth Port Fund RB
        (2002 Resolution)
        Series 2005A
        2.61%, 07/07/05                                    2,645           2,645
      Commonwealth Port Fund
        Refunding RB Series 1998
        1.70%, 07/01/05                                    8,630           8,630
                                                                     -----------
                                                                          81,540
      WASHINGTON 3.7%

      CENTRAL PUGET SOUND REGIONAL
      TRANSIT AUTH
 +~@/ Sales Tax RB Series 2005A
        2.32%, 07/07/05                                    8,000           8,000

      DOUGLAS CNTY DEVELOPMENT
      CORP
   +@ RB (Executive Flight)
        Series 1998
        2.35%, 07/07/05                                    6,300           6,300

      ENERGY NORTHWEST
 +~@/ Columbia Generating Station &
        Project No.3 Refunding
        Electric RB Series 2001A
        2.32%, 07/07/05                                   29,700          29,700
      Project No.1 Refunding Electric
        RB Series 2002A
 +~@/   2.31%, 07/07/05                                   32,460          32,460
 +~@/   2.32%, 07/07/05                                    4,195           4,195
  +~@ Project No.3 Refunding Electric
        RB Series 2003A
        2.31%, 07/07/05                                    8,690           8,690

      EVERETT IDA
    @ Exempt Facilities RB
        (Kimberly-Clark Corp)
        Series 2002
        2.35%, 07/07/05                                    3,200           3,200
   +@ RB (Partners Trust I/Synsor)
        Series 1996
        2.35%, 07/07/05                                    3,300           3,300

      OLYMPIA
   +@ Solid Waste RB (LeMay
        Enterprises) Series 1999
        2.36%, 07/07/05                                    5,905           5,905

      PIERCE CNTY
   +@ IDRB (McFarland Cascade)
        Series 1996
        2.40%, 07/07/05                                    3,945           3,945
  +~@ Unlimited Tax GO Bonds
        Series 2001
        2.32%, 07/07/05                                   43,655          43,655

      PIERCE CNTY ECONOMIC
      DEVELOPMENT CORP
   +@ RB (Flex-A-Lite Consolidated)
        Series 1996
        2.35%, 07/07/05                                    2,250           2,250
   +@ RB (K&M Holdings II)
        Series 1997
        2.61%, 07/07/05                                    1,300           1,300
   +@ Solid Waste RB (LeMay
        Enterprises) Series 1999
        2.36%, 07/07/05                                    2,145           2,145

      PORT OF CENTRALIA IDA
   +@ Solid Waste RB (LeMay
        Enterprises) Series 1999
        2.36%, 07/07/05                                    1,345           1,345

      PORT OF MOSES LAKE PUBLIC CORP
   +@ RB (National Frozen Foods
        Corp) Series 1997
        2.30%, 07/07/05                                    2,000           2,000

      PORT OF SEATTLE
  +~@ RB Series 2001B
        2.36%, 07/07/05                                    4,430           4,430
  +~@ RB Series 2003A
        2.31%, 07/07/05                                    1,000           1,000
 +~@/ Special Facility RB (Terminal
        18) Series 1999B
        2.37%, 07/07/05                                   49,795          49,795
  +~@ Subordinated Lien RB
        Series 1999B
        2.36%, 07/07/05                                    2,875           2,875

      SEATTLE
  +~@ Drainage & Wastewater
        Refunding RB Series 2002
        2.31%, 07/07/05                                    6,875           6,875


50 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      SEATTLE HOUSING AUTH
   +@ RB (CHHIP & HRG)
        Series 1996
        2.35%, 07/07/05                                    3,410           3,410
   +@ RB (Casa Pacifica Apts)
        Series 1997
        2.35%, 07/07/05                                    2,900           2,900

      TACOMA HOUSING AUTH
   +@ RB (Crown Assisted Living)
        Series 1998
        2.37%, 07/07/05                                    3,110           3,110

      WASHINGTON
  ~@/ GO Bonds Series 1998C
        2.32%, 07/07/05                                   12,150          12,150
  ~@/ GO Bonds Series 2000B
        2.32%, 07/07/05                                   13,380          13,380
  +~@ GO Bonds Series 2003A
        2.34%, 07/07/05                                    5,170           5,170
  +~@ Unlimited GO Bonds Series B
        2.32%, 07/07/05                                   30,485          30,485
      Various Purpose GO Bonds
        Series 2005D
  +~@   2.31%, 07/07/05                                    5,930           5,930
  +~@   2.32%, 07/07/05                                    6,500           6,500

      WASHINGTON ECONOMIC
      DEVELOPMENT FINANCE AUTH
   +@ Economic Development RB
        (Skills) Series 1998N
        2.37%, 07/07/05                                    2,735           2,735
   +@ IDRB (Tonkin Building
        Associates) Series 1997A
        2.40%, 07/07/05                                    1,000           1,000
   +@ RB (Hunter Douglas)
        Series 1997A
        2.34%, 07/07/05                                    3,500           3,500
   +@ Solid Waste Disposal RB
        (Cedar Grove Composting)
        Series 2004B
        2.36%, 07/07/05                                    5,905           5,905
   +@ Solid Waste Disposal RB (Lemay
        Enterprises) Series 2005B
        2.36%, 07/07/05                                    5,670           5,670
   +@ Solid Waste Disposal RB (Waste
        Management) Series 2000C
        2.37%, 07/07/05                                    5,500           5,500
      Solid Waste Disposal RB (Waste
        Management) Series 2000I
   +@   2.33%, 07/07/05                                   10,240          10,240
   +@   2.37%, 07/07/05                                    7,235           7,235
   +@ Solid Waste Disposal RB
        (Waste Management)
        Series 2000H
        2.37%, 07/07/05                                    6,825           6,825

      WASHINGTON HEALTH CARE
      FACILITIES AUTH
   +@ RB (Yakima Valley Farm
        Workers Clinic) Series 1997
        2.30%, 07/07/05                                    3,000           3,000

      WASHINGTON HOUSING FINANCE
      COMMISSION
   +@ M/F Housing RB (Anchor
        Village Apts) Series 1997
        2.32%, 07/07/05                                   10,750          10,750
   +@ M/F Housing RB (Highlander
        Apts) Series 2004A
        2.32%, 07/07/05                                    7,000           7,000
   +@ M/F Housing RB (Lakewood
        Meadows Apts) Series 2000A
        2.35%, 07/07/05                                    3,140           3,140
   +@ M/F Housing RB (Rainier
        Court Apts) Series 2003A
        2.32%, 07/07/05                                   12,750          12,750
   +@ M/F Housing RB (Silver Creek
        Apts) Series 2004
        2.32%, 07/07/05                                    4,100           4,100
   +@ M/F Housing RB (Vintage at
        Burien) Series 2004A
        2.32%, 07/07/05                                    6,570           6,570
   +@ M/F Housing RB (Woodrose
        Apts) Series 1999A
        2.32%, 07/07/05                                    6,750           6,750
   +@ M/F Mortgage RB (Canyon
        Lakes) Series 1993
        2.63%, 07/07/05                                    4,295           4,295
   +@ M/F Mortgage RB (Lake
        Washington Apts) Series 1996
        2.35%, 07/07/05                                    8,050           8,050
   +@ M/F Mortgage RB (Meridian
        Court Apts) Series 1996
        2.35%, 07/07/05                                    6,700           6,700
   +@ M/F RB (Brittany Park Phase II)
        Series 1998A
        2.32%, 07/07/05                                    3,480           3,480
   +@ M/F RB (Brittany Park)
        Series 1996A
        2.32%, 07/07/05                                    8,930           8,930


                                                         See financial notes. 51

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ M/F RB (Merrill Gardens at
        Queen Anne) Series 2004A
        2.35%, 07/07/05                                   11,000          11,000
   +@ M/F RB (Merrill Gardens)
        Series 1997A
        2.32%, 07/07/05                                    6,125           6,125
   +@ M/F RB (Rosecreek Apts)
        Series 1998A
        2.35%, 07/07/05                                    3,570           3,570

      YAKAMA INDIAN NATION
   +@ RB (Yakama Forest Products)
        Series 1997
        2.35%, 07/07/05                                    2,100           2,100

      YAKIMA CNTY PUBLIC CORP
   +@ IDRB (Cowiche Growers)
        Series 1998
        2.35%, 07/07/05                                    2,500           2,500
   +@ RB (Michelsen Packaging)
        Series 1996
        2.35%, 07/07/05                                    1,100           1,100
                                                                     -----------
                                                                         466,920
      WEST VIRGINIA 0.3%

      MARION CNTY
   +@ Solid Waste Disposal Facility
        RB (Grant Town Cogeneration)
        Series 1990B
        2.32%, 07/07/05                                   19,925          19,925
   +@ Solid Waste Disposal Facility
        RB (Grant Town Cogeneration)
        Series 1990C
        2.32%, 07/07/05                                   17,000          17,000
   +@ Solid Waste Disposal Facility
        RB (Grant Town Cogeneration)
        Series 1990D
        2.32%, 07/07/05                                    3,200           3,200
                                                                     -----------
                                                                          40,125
      WISCONSIN 2.4%

      COLBURN IDA
   +@ IDRB (Heartland Farms)
        Series 1994
        2.55%, 07/07/05                                    5,800           5,800

      KENOSHA
   +@ IDRB (Asyst Technologies)
        Series 1997
        2.37%, 07/07/05                                    5,000           5,000

      KIMBERLY AREA SD
  +~@ GO Refunding Bonds
        2.32%, 07/07/05                                    6,075           6,075

      MILWAUKEE CNTY
  +~@ Airport RB Series 2000A
        2.36%, 07/07/05                                   18,470          18,470

      SOUTHEAST WISCONSIN
      PROFESSIONAL BASEBALL PARK DIST
 +~@/ Sales Tax Refunding Bonds
        Series 1998
        2.32%, 07/07/05                                    5,000           5,000

      WISCONSIN
  +~@ GO Bonds Series 2005-1
        2.31%, 07/07/05                                    8,190           8,190
  +~@ GO Refunding Bonds
        Series 2005-1
        2.32%, 07/07/05                                    4,600           4,600
  +~@ Transportation RB
        Series 2005A
        2.32%, 07/07/05                                    9,690           9,690

      WISCONSIN HEALTH & EDUCATIONAL
      FACILITIES AUTH
  +~@ RB (Sisters of the Sorrowful
        Mother) Series 1993C
        2.31%, 07/07/05                                   22,015          22,015

      WISCONSIN HOUSING & ECONOMIC
      DEVELOPMENT AUTH
   +@ Business Development RB
        (Ultratec) Series 1995-7
        2.55%, 07/07/05                                    2,205           2,205
   ~@ Home Ownership RB
        Series 2002C
        2.28%, 07/07/05                                    3,000           3,000
   ~@ Home Ownership RB
        Series 2002D
        2.33%, 07/07/05                                      830             830
   ~@ Home Ownership RB
        Series 2003B
        2.33%, 07/07/05                                   14,300          14,300
      Home Ownership RB
        Series 2004A
   ~@   2.33%, 07/07/05                                    8,000           8,000
   ~@   2.33%, 07/07/05                                   11,020          11,020
   ~@   2.33%, 07/07/05                                   10,000          10,000
   ~@ Home Ownership RB
         Series 2004D
         2.29%, 07/07/05                                   73,800          73,800


52 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
 +~@/ Housing RB Series 2002B
        2.31%, 07/07/05                                   15,655          15,655

      WISCONSIN HOUSING & ECONOMIC
      DEVELOPMENT AUTH-1987
      HOMEOWNERSHIP RESOLUTION
   ~@ Home Ownership RB
        Series 2005A
        2.29%, 07/07/05                                   20,725          20,725
  +~@ S/F Draw Down RB
        Series 2003-1
        2.37%, 07/07/05                                   21,875          21,875

      WISCONSIN HOUSING & ECONOMIC
      DEVELOPMENT AUTH-1988
      HOMEOWNERSHIP RESOLUTION
   ~@ Home Ownership RB
        Series 2005C
        2.33%, 07/07/05                                   28,500          28,500

      WISCONSIN RAPIDS
   +@ IDRB (Thiele Kaolin)
        Series 1998
        2.34%, 07/07/05                                    4,500           4,500
                                                                     -----------
                                                                         299,250
      WYOMING 0.4%

      LINCOLN CNTY
    @ Pollution Control RB (Exxon)
        Series 1987C
        2.38%, 07/01/05                                    3,000           3,000

      WYOMING
    * Education Fund TRAN
        Series 2005A
        2.63%, 06/28/06                                   45,000          45,589

      WYOMING COMMUNITY
      DEVELOPMENT AUTH
  ~@/ Housing RB 2001 Series 1
        2.36%, 07/07/05                                    4,965           4,965
                                                                     -----------
                                                                          53,554

END OF INVESTMENTS.


                                                         See financial notes. 53

SCHWAB MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value                                                $13,143,595 a
Cash                                                                         178
Receivables:
  Fund shares sold                                                        55,595
  Investments sold                                                       250,489
  Interest                                                                59,931
Prepaid expenses                                                   +         809
                                                                   -------------
TOTAL ASSETS                                                          13,510,597

LIABILITIES
---------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                    47,360
  Dividends to shareholders                                               10,100
  Investments bought                                                     719,545
  Investment adviser and administrator fees                                  220
  Transfer agent and shareholder service fees                                313
  Trustees' fees                                                               4
Accrued expenses                                                   +         132
                                                                   --------------
TOTAL LIABILITIES                                                        777,674

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                          13,510,597
TOTAL LIABILITIES                                                  -     777,674
                                                                   --------------
NET ASSETS                                                           $12,732,923

NET ASSETS BY SOURCE
Capital received from investors                                       12,737,197
Net investment income not yet distributed                                    305
Net realized capital losses                                               (4,579)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                         SHARES
SHARE CLASS                  NET ASSETS      /      OUTSTANDING      =       NAV
Sweep Shares                 $7,066,536               7,070,522            $1.00
Value Advantage Shares       $3,205,939               3,206,462            $1.00
Select Shares                  $863,474                 863,595            $1.00
Institutional Shares         $1,596,974               1,597,223            $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $13,143,595. Includes restricted but deemed liquid securities comprised of 144A securities worth $1,523,760 or 12.0% of the fund's total net assets. During the reporting period, the fund had $3,124,514 in transactions with other Schwab Funds.

  FEDERAL TAX DATA
  ---------------------------------------
  COST BASIS OF PORTFOLIO    $13,143,807

  AS OF JUNE 30, 2005:
  Unrealized loss                  ($212)

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount:
    2005                            $523
    2007                             775
    2008                             873
    2011                             241
    2012                    +      1,479
                            -------------
                                  $3,891


54 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                                $140,260

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized losses on investments sold                                     (476)

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                 22,319 a
Transfer agent and shareholder service fees:
  Sweep Shares                                                            16,619 b
  Value Advantage Shares                                                   3,508 b
  Select Shares                                                              886 b
  Institutional Shares                                                     1,701 b
Trustees' fees                                                                32 c
Custodian and portfolio accounting fees                                      531
Professional fees                                                             38
Registration fees                                                            415
Shareholder reports                                                          127
Other expenses                                                        +       87
                                                                      -----------
Total expenses                                                            46,263
Expense reduction                                                     -   11,570 d
                                                                      -----------
NET EXPENSES                                                              34,693

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  140,260
NET EXPENSES                                                          -   34,693
                                                                      -----------
NET INVESTMENT INCOME                                                    105,567
NET REALIZED LOSSES                                                   +     (476)
                                                                      -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $105,091

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Sweep Shares                      0.25
  Value Advantage Shares            0.05
  Select Shares                     0.05
  Institutional Shares              0.05

  SHAREHOLDER SERVICES:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Sweep Shares                      0.20
  Value Advantage Shares            0.17
  Select Shares                     0.17
  Institutional Shares              0.17

  These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $8,683 from the investment adviser (CSIM) and $2,887 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through April 29, 2006, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Sweep Shares                      0.65
  Value Advantage Shares            0.45
  Select Shares                     0.35
  Institutional Shares              0.24

  Prior to April 30, 2005, the limit was 0.66% for sweep shares.

  This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 55

SCHWAB MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for the current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                              1/1/05-6/30/05     1/1/04-12/31/04
Net investment income                               $105,567             $95,108
Net realized losses                           +         (476)             (1,704)
                                              -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               105,091              93,404

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                          55,826              45,088
Value Advantage Shares                                27,369              29,727
Select Shares                                          7,393               5,971
Institutional Shares                          +       14,870              14,086
                                              -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           105,458              94,872

TRANSACTIONS IN FUND SHARES a
---------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                      16,998,946          32,230,523
Value Advantage Shares                             1,984,574           3,977,079
Select Shares                                        975,890           1,518,310
Institutional Shares                          +    1,727,193           4,180,409
                                              -----------------------------------
TOTAL SHARES SOLD                                 21,686,603          41,906,321

SHARES REINVESTED
Sweep Shares                                          49,630              44,201
Value Advantage Shares                                22,083              26,335
Select Shares                                          5,672               5,139
Institutional Shares                          +       11,771              11,892
                                              -----------------------------------
TOTAL SHARES REINVESTED                               89,156              87,567

SHARES REDEEMED
Sweep Shares                                     (17,544,928)        (32,204,616)
Value Advantage Shares                            (2,045,500)         (4,658,834)
Select Shares                                       (845,099)         (1,270,436)
Institutional Shares                          +   (1,600,599)         (3,451,756)
                                              -----------------------------------
TOTAL SHARES REDEEMED                            (22,036,126)        (41,585,642)

NET TRANSACTIONS IN FUND SHARES                     (260,367)            408,246 b

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                               12,993,657          12,586,879
Total increase or decrease                    +     (260,734)            406,778 c
                                              -----------------------------------
END OF PERIOD                                    $12,732,923         $12,993,657 d

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars. The fund started offering Select Shares and Institutional Shares on June 2, 2003.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $305 and $196 at the end of the current and prior period, respectively.


56 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS FOUR SHARE CLASSES: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds when practical. When

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   SCHWAB MUNICIPAL MONEY FUND
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves
   Schwab Government Cash Reserves

SCHWAB MUNICIPAL MONEY FUND

one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of their net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purpose primarily due to differing treatments of wash sale losses and market discount.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB MUNICIPAL MONEY FUND

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. The Board noted that certain funds, including the Municipal Money Fund--Sweep Shares, had lower performance relative to their respective peer groups than other funds, and inquired as to the underlying reasons for this relative performance. The Board also requested that CSIM evaluate the reasons for such funds' relative performance, consider appropriate measures to address the performance and report the results of their findings at the next Board meeting. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale. In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE             MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chairman, Trustee:        Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                 Family of Funds, 1989;    Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                        Investments, 1991;        Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                        Capital Trust, 1993;      Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                        Annuity Portfolios,       CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                        1994.                     (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                  Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                  Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                  University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                  Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                  Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                  Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                  Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE      TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         2005 (all trusts).         EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                            Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                   & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                   Century Management; Director, American Century Companies, Inc.
                                                   Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                   Companies, Inc.

OFFICERS OF THE TRUST


NAME AND BIRTHDATE      TRUST OFFICE(s) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER         President, CEO             EVP, President, Director, Charles Schwab Investment Management,
5/4/55                  (all trusts).              Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                   Management Products and Services Enterprise. Until 6/03: EVP,
                                                   CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment      SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).      Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                   Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS          SVP, Chief Investment      Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                 Officer (all trusts).      Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                   Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                   Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER        SVP, Chief Investment      Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                 Officer (all trusts).      Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                   Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                   VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE        Chief Compliance           Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                Officer (all trusts).      Officer, Charles Schwab Investment Management, Inc.; Chief
                                                   Compliance Officer, Laudus Trust, Laudus Variable Insurance Trust.
                                                   Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab Investment
                                                   Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab
                                                   & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).    SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                            Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                   U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA          Treasurer, Principal       Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                  Financial Officer          Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                        (all trusts).              Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                   Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).         Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
8/13/60                                             University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                    Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                    (mortgage insurance), Lucile Packard Children's Hospital.
                                                    Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                    Since 2004: Laudus Trust, Laudus Variable Insurance Trust.
                                                    Until 2001: Stanford University, Special Assistant to the President.
                                                    From 1996-2001: VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;     CEO, Dorward & Associates (corporate management, marketing
9/23/31                  Investments, 1991;         and communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;       Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                         Annuity Portfolios,1994.   Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).         Dean Emeritus, Haas School of Business, University of California,
11/22/41                                            Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                    Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                    Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                    2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                    Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;     Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;         services and investment advisory firm).
                         Capital Trust, 1993;
                         Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).         Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                             Trustee, Cooper Industries (electrical products, tools and hardware);
                                                    Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;         Chair, CEO, North American Trust (real estate investment trust).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;     Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                  Investments, 1991;         management, and other investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES Adjustable convertible extendable security
BAN  Bond anticipation note
COP  Certificate of participation
GAN  Grant anticipation note
GO   General obligation
HDA  Housing Development Authority
HFA  Housing Finance Agency
IDA  Industrial Development Authority
IDB  Industrial Development Board
IDRB Industrial Development Revenue Bond
M/F  Multi-family
RAN  Revenue anticipation note
RB   Revenue bond
S/F  Single-family
TAN  Tax anticipation note
TECP Tax-exempt commercial paper
TRAN Tax and revenue anticipation note
VRD  Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR25720-03

SCHWAB MUNICIPAL MONEY FUNDS

      SEMIANNUAL REPORT
      June 30, 2005

      Schwab New York
      Municipal Money Fund(TM)

      Schwab New Jersey
      Municipal Money Fund(TM)

      Schwab Pennsylvania
      Municipal Money Fund(TM)

      Schwab Florida
      Municipal Money Fund(TM)

      Schwab Massachusetts
      Municipal Money Fund(TM)


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   8
      Schwab New York Municipal Money Fund(TM) ..............   8
      Schwab New Jersey Municipal Money Fund(TM) ............   8
      Schwab Pennsylvania Municipal Money Fund(TM) ..........   8
      Schwab Florida Municipal Money Fund(TM) ...............   8
      Schwab Massachusetts Municipal Money Fund(TM) .........   8

   Fund Expenses ...........................................................   9

   Financial Statements ....................................................   8
      Schwab New York Municipal Money Fund(TM) ..............  10
      Schwab New Jersey Municipal Money Fund(TM) ............  20
      Schwab Pennsylvania Municipal Money Fund(TM) ..........  27
      Schwab Florida Municipal Money Fund(TM) ...............  34
      Schwab Massachusetts Municipal Money Fund(TM) .........  46

   Financial Notes .........................................................  54

   Investment Advisory Agreement Approval ..................................  57

   Trustees and Officers ...................................................  60

   Glossary ................................................................  63

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that it's important to make sure that your cash is earning income between long-term investments by putting the money into a money market fund. While no investment is risk-free, money market funds carry, perhaps, the least amount of risk, as they generally are not as volatile as stocks or stock mutual funds. Money funds are good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

At Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in the higher tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities. In addition, several of the Schwab money funds offer share classes that carry lower expenses in exchange for higher investment minimums.

Now, as a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four during the six-month period covered in this report), yields on money market mutual funds are more attractive than they have been in many years. Not only that, but it's likely that the Fed will raise these rates again this year. Based on this expectation, we anticipate that the yields on money market funds will continue to move upwards over the next few months.

On behalf of Schwab Funds, I want to thank you for investing with us and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

On July 1, 2005, Schwab Funds launched the Schwab Target Funds(TM), a suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime. With a single investment in a Schwab Target Fund, you can avoid a common investment mistake -- failing to adjust your portfolio over time.

The funds are designed to provide shareholders with investment management, asset allocation and ongoing re-allocation over time. You simply choose the fund that most closely matches the date of your retirement and our experienced portfolio managers will do the rest. They will rebalance four of the five funds from more aggressive to more conservative as you get closer to your retirement date. The fifth fund is designed to help generate income and additional growth after you've retired. It also is a good choice for investors already enjoying their retirement.

These no-load funds are a good value, as the funds have access to the lowest-priced eligible share class on the underlying Schwab affiliate funds. And because the funds invest in groups of other Schwab affiliate funds, they provide an additional layer of diversification.

At Schwab, we believe that having an asset-allocation plan that fits your retirement goals, time frame and tolerance for risk is a key element in meeting your long-term investment goals. The Schwab Target Funds are designed to help you do this. I encourage you to learn more about these funds at www.schwab.com/target, or call Schwab.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Municipal Money Funds

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the day-to-day management of the Schwab New York, New Jersey and Massachusetts municipal money funds. Prior to joining the firm in 2000, he worked for more than 10 years in fixed income portfolio management.

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the Schwab Pennsylvania and Florida municipal money funds since their inception in 1998. Prior to joining the firm in 1992, he worked for nearly 10 years in asset management.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact on overall economic growth, due primarily to the record-low level


                                                  Schwab Municipal Money Funds 3

MANAGEMENT'S DISCUSSION  continued

      Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation.

of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

AS NOTED ABOVE, THE FED CONTINUED IN ITS TIGHTENING MODE, RAISING SHORT-TERM INTEREST RATES 0.25% AT EACH OF ITS FOUR MEETINGS THIS YEAR. At the end of the six-month report period, the rate was 3.25%. The higher taxable rates translated into higher municipal money market yields, as well. Yields on municipal variable-rate demand notes rose significantly during this period. The Bond Market Association's seven-day muni index averaged 2.25% during the six-month report period, 0.80% higher than the prior six-month period. This change had a positive impact on muni money fund yields, which rose 0.60% on average over the report period.

In this type of economic climate and market environment, we allowed the funds' weighted average maturity (WAM) to shorten to a more neutral position versus our peers. When the opportunity arose, we added commercial paper with maturities of 30-90 days, as they offered the best relative value of any other assets during the report period. We also increased our exposure to attractively priced seven-day variable-rate notes.

Despite the ongoing rising-rate environment, municipal-note supply remained steady in the first half of 2005. During this period, issuance of commercial paper and seven-day variable-rate notes was strong.

FOR THE FIRST TIME IN 21 YEARS, NEW YORK PASSED ITS BUDGET PRIOR TO THE CLOSE OF THE FISCAL YEAR ON MARCH 31, 2005, WITH SOME AMENDMENTS COMPLETED IN THE FOLLOWING TWO WEEKS. The State ended fiscal 2005 with a $1.22 billion surplus due to higher personal and corporate income tax receipts. The surplus represents 2.8% of spending for the year.

The fiscal 2006 budget includes $46.21 billion in spending and projects and is slated to end fiscal 2006 with a $1.81 billion fund balance. The State increased funding for education, but not to the levels mandated by a court order requiring higher funding for New York City schools. The budget includes some relief to local governments for state-mandated Medicaid costs in exchange for lower increases in local property taxes.

The improved economy also was evident in the State's employment figures. Between May 2004 and May 2005, job growth expanded 1.8%, while unemployment fell from 5.8% down to 5.0%.

New York City passed its fiscal 2006 budget on June 29, 2005 for the fiscal year beginning July 1, 2006. The City ended its fiscal 2005 year with a $2.3 billion surplus, which it used to prepay expenses occurring in fiscal 2006. The State's economy remains very strong in the New York


4 Schwab Municipal Money Funds

      New York remains a strong investment-grade credit due to the diversity of the State economy as well as its revenue raising ability.

City metropolitan area. Many local governments in northern and western New York state, however, are operating under tremendous financial pressure, as their manufacturing economies have shrunk over the last several decades. Both the City of Buffalo and Erie County are operating under State-ordered Financial Control Boards to address fiscal problems associated with declining or stagnant tax bases and soaring benefit costs.

Nonetheless, New York remains a strong investment-grade credit due to the diversity of the State economy as well as its revenue raising ability. The State's general obligation credit ratings were A1 from Moody's Investors Service, AA from Standard & Poor's and AA- from Fitch at the end of the report period.

NEW JERSEY PASSED ITS FISCAL 2006 BUDGET ON JULY 2, 2005, TWO DAYS AFTER THE CLOSE OF FISCAL 2005. The $27.9 billion fiscal 2006 budget holds spending slightly below the fiscal 2005 budget of $28 billion, an improvement over last year's 14% increase in spending. Despite heading into statewide election season, the budget relies on only minor non-recurring revenues, unlike the last three years' budgets that included $5.5 billion in deficit bonds for balance. The improved economy plus tax-rate increases have bolstered state revenues sufficiently to balance the budget without deficit bonds, which were ruled unconstitutional by the State's Supreme Court after last year's budget passed.

The improved economy also was evident in the State's employment rate, where job growth increased 1.5% between May 2004 and May 2005. At the same time, unemployment fell a full percentage point, dropping from 4.9% down to 3.9%.

Fiscal 2006 expenditures were held steady by reducing property tax rebates by $600 million to $1.1 billion. This required the State to make small cuts in state employment and budgeting for only $400 million of the State's $1.1 billion annual pension costs. The rebates helped to offset the pressure of the nation's highest per-capita property taxes. The 2006 budget anticipates the State will add $200 million to its fund balance by fiscal year end on June 30, 2006, ending the year with a $600 million balance, or 2.1% of expenditures.

New Jersey remains a strong investment-grade credit, due to the diversity of the State's economy and its revenue-raising ability. New Jersey's ratings were: Aa3 from Moody's Investors Service, AA- from Fitch, and AA from Standard & Poor's (upgraded from AA- in mid-July 2005) at the end of the report period.


                                                  Schwab Municipal Money Funds 5

MANAGEMENT'S DISCUSSION  continued

      As Florida does not levy a personal income tax, it is more reliant on sales-tax receipts, which has worked in its favor in recent years.

THE ECONOMIC RECOVERY AND THE COMMONWEALTH OF PENNSYLVANIA'S CONSERVATIVE BUDGETING PRODUCED A 5.8% INCREASE IN ITS PROJECTED FISCAL 2005 GENERAL FUND REVENUES, BRINGING THE TOTAL TO $24.2 BILLION. At the same time, spending growth was held to 3.8% for the year. Consequently, the general fund, after adding $67 million to reserves, is expected to have ended the fiscal year with a $201 million balance, or 0.9% of expenditures. The Commonwealth continues to add to reserves after completely depleting them to balance the fiscal 2002 and 2003 budgets. In addition, job growth has reduced the unemployment rate to 4.8% in May 2005, down from 5.6% one year earlier.

Governor Ed Rendell signed a $24.3 billion budget for fiscal 2006 on July 7, a week after the beginning of the fiscal year. The budget restricts spending growth to 3.6% to limit the use of one-time revenues. Most of the additional spending is for Medicaid, child welfare and debt service. The proposed budget includes the use of a small amount of reserves; however, revenue collections have exceeded the budget in recent months. This excess may provide additional revenues, which might serve to avoid using reserves in fiscal 2006.

The Commonwealth's above-average credit quality is derived from its conservative financial management, increasing economic diversification and moderate debt levels. The Commonwealth's ratings were: Aa2 from Moody's Investors Service, AA from Standard & Poor's and AA from Fitch.

WITH ITS STRONG ECONOMIC PERFORMANCE, FLORIDA EXPECTS TO HAVE TAKEN IN $1.1 BILLION IN REVENUES OVER NOVEMBER 2004 PROJECTIONS FOR FISCAL YEAR 2005, WHICH ENDED ON JUNE 30, 2005. This growth was led by increased sales, corporate income, and documentary stamp taxes. The State expects to report a combined general and stabilization fund balance of $4.0 billion as of June 30, 2005, equal to 16% of annual expenditures. As Florida does not levy a personal income tax, it is more reliant on sales-tax receipts, which has worked in its favor in recent years. While the State endured four serious hurricanes in August and September 2004, much of the direct state costs associated with these events were expected to be reimbursed through the Federal Emergency Management Agency. In addition, reconstruction activity related to the hurricanes was reflected in the State's sales-tax collections, which helped to fuel the sales-tax revenue growth. The budget for fiscal 2006, which commenced on July 1, 2005, projects moderate economic growth and provides for $225 million in tax reductions. Net revenues for the State are projected


6 Schwab Municipal Money Funds

      The recent rise in personal income tax revenues suggests vibrant job growth, as reflected in a drop in the unemployment rate to 4.5% in May from 5.1% in 2004.

to grow 3.8%, while appropriations were up 3.9%. The spending plan allocates $750 million of general fund balance to growth-management projects, but year-end balances are still over $2.4 billion.

Florida's total non-farm jobs were up a strong 3.3% in 2004, improving on 1.1% growth in the prior year, and have grown over 3% on a month-over-month basis through May 2005. The average unemployment rate for 2004 was 4.8%, down from 5.3% in 2003. Reflecting the State's strong economic performance and strengthened reserves, Moody's raised the State's rating to Aa1 in January 2005, while S&P raised its rating to AAA in February 2005 and Fitch raised its rating to AA+ in March 2005. These ratings remained in effect as of the end of the report period.

THE ESTIMATED FISCAL 2005 RESULTS FOR MASSACHUSETTS (YEAR ENDING JUNE 30, 2005) WERE $1 BILLION MORE THAN THE AMOUNT BUDGETED. Tax revenues, which were estimated to increase just 1.8% for the year, were up 7.5% through April, mostly in income tax payments. Much of the excess revenue will be used to replenish $800 million in reserves that were used to balance the 2005 budget. The rest is expected to be added to reserves or used to support additional spending in the new fiscal year.

On June 30, 2005, Governor Mitt Romney signed the $23.8 billion fiscal 2006 budget, which includes the use of $600 million in reserves to support a 3.5% increase in spending. These reserves will be used predominantly to restore previous years' cuts in funding for education and local government support. Estimates for revenue growth in the new budget are below the growth rate experienced in recent months, however, so the reserves may not need to be utilized as budgeted.

The Commonwealth's economy continues to recover. The recent rise in personal income tax revenues suggests vibrant job growth, as reflected in a drop in the unemployment rate to 4.5% in May from 5.1% in 2004. Due to the diversity of the Commonwealth's economy, its high personal-wealth levels and its associated revenue-raising ability, Massachusetts remains a strong investment-grade credit. As of the report date, the Commonwealth's credit ratings were Aa2 from Moody's, AA from Standard & Poor's and AA from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                  Schwab Municipal Money Funds 7

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 6/30/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                                                       MUNICIPAL MONEY FUNDS
                                         -----------------------------------------------------------------------------------
                                             NEW YORK            NEW JERSEY     PENNSYLVANIA      FLORIDA      MASSACHUSETTS
                                         -----------------------------------------------------------------------------------
                                                     Value
                                         Sweep     Advantage
                                         Shares    Shares(TM)
Ticker Symbol                            SWNXX       SWYXX         SWJXX           SWEXX           SWFXX           SWDXX
----------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                        1.83%       2.03%         1.86%           1.85%           1.88%           1.80%
----------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2             1.64%       1.92%         1.65%           1.62%           1.67%           1.59%
----------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1              1.85%       2.05%         1.88%           1.87%           1.89%           1.82%
----------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT             3.24%       3.59%         3.18%           2.97%           2.91%           2.96%
EFFECTIVE YIELD 1, 3
----------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                                             MUNICIPAL MONEY FUNDS
                                                  --------------------------------------------------------------------------
                                                    NEW YORK     NEW JERSEY     PENNSYLVANIA      FLORIDA      MASSACHUSETTS
                                                  --------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                           18 days       20 days         36 days         36 days         36 days
----------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio         100% Tier 1    100% Tier 1    100% Tier 1     100% Tier 1     100% Tier 1
----------------------------------------------------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio             80%           83%           70%               83%             58%
----------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
   Sweep Investments(TM)                               *             *             *                 *               *
   Value Advantage Shares                           $25,000         n/a           n/a               n/a             n/a
   ($15,000 for IRA and custodial accounts)
----------------------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yields assume the following 2005 maximum tax rates: New York 42.90% (federal regular income, New York state and New York city taxes); New Jersey 40.83%, Pennsylvania 37.00%, and Massachusetts 38.45% (federal regular and state personal income taxes); Florida 35.00% (federal regular income tax). Investment income may be subject to the Alternative Minimum Tax.

4 Please see prospectus for further detail and eligibility requirements.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


8 Schwab Municipal Money Funds

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                            ENDING
                                                        BEGINNING        ACCOUNT VALUE           EXPENSES
                                  EXPENSE RATIO 1     ACCOUNT VALUE    (Net of Expenses)   PAID DURING PERIOD 2
                                   (Annualized)         at 1/1/05         at 6/30/05         1/1/05 - 6/30/05
---------------------------------------------------------------------------------------------------------------
SCHWAB NEW YORK
MUNICIPAL MONEY FUND(TM)

Sweep Shares
   Actual Return                       0.68%              $1,000           $1,007.40              $3.38
   Hypothetical 5% Return              0.68%              $1,000           $1,021.42              $3.41

Value Advantage Shares(TM)
   Actual Return                       0.45%              $1,000           $1,008.60              $2.24
   Hypothetical 5% Return              0.45%              $1,000           $1,022.56              $2.26

---------------------------------------------------------------------------------------------------------------
SCHWAB NEW JERSEY
MUNICIPAL MONEY FUND(TM)
   Actual Return                       0.65%              $1,000           $1,007.60              $3.24
   Hypothetical 5% Return              0.65%              $1,000           $1,021.57              $3.26

---------------------------------------------------------------------------------------------------------------
SCHWAB PENNSYLVANIA
MUNICIPAL MONEY FUND(TM)
   Actual Return                       0.65%              $1,000           $1,008.00              $3.24
   Hypothetical 5% Return              0.65%              $1,000           $1,021.57              $3.26

---------------------------------------------------------------------------------------------------------------
SCHWAB FLORIDA
MUNICIPAL MONEY FUND(TM)
   Actual Return                       0.66%              $1,000           $1,007.70              $3.29
   Hypothetical 5% Return              0.66%              $1,000           $1,021.52              $3.31

---------------------------------------------------------------------------------------------------------------
SCHWAB MASSACHUSETTS
MUNICIPAL MONEY FUND(TM)
   Actual Return                       0.62%              $1,000           $1,007.60              $3.09
   Hypothetical 5% Return              0.62%              $1,000           $1,021.72              $3.11

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                  Schwab Municipal Money Funds 9

SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-       1/1/00-
SWEEP SHARES                                         6/30/05*      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00          1.00         1.00           1.00          1.00           1.00
Income from investment operations:                   -------------------------------------------------------------------------------
   Net investment income                               0.01          0.01         0.00 1         0.01          0.02           0.03
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income               (0.01)        (0.01)       (0.00) 1       (0.01)        (0.02)         (0.03)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                       1.00          1.00         1.00           1.00          1.00           1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                       0.74 2        0.56         0.41           0.80          2.06           3.39

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                              0.68 3        0.69         0.69           0.69          0.69           0.70 4
   Gross operating expenses                            0.84 3        0.84         0.84           0.85          0.86           0.88
   Net investment income                               1.50 3        0.55         0.41           0.80          2.04           3.35
Net assets, end of period ($ x 1,000,000)             1,074         1,073        1,038            944           889            798

                                                      1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-       1/1/00-
VALUE ADVANTAGE SHARES                               6/30/05*      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00          1.00         1.00           1.00          1.00          1.00
Income from investment operations:                   -------------------------------------------------------------------------------
   Net investment income                               0.01          0.01         0.01           0.01          0.02          0.04
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income               (0.01)        (0.01)       (0.01)         (0.01)        (0.02)        (0.04)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                       1.00          1.00         1.00           1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                       0.86 2        0.80         0.66           1.04          2.30          3.64

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                              0.45 3        0.45         0.45           0.45          0.45          0.46 5
   Gross operating expenses                            0.61 3        0.61         0.61           0.62          0.64          0.68
   Net investment income                               1.74 3        0.79         0.65           1.04          2.23          3.59
Net assets, end of period ($ x 1,000,000)               764           654          690            676           604           419

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.69% if certain non-routine expenses (proxy fees) had not been included.

5 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.


10 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities:

+  Credit-enhanced security

~  Liquidity-enhanced security

@  Variable-rate security

/  Restricted but deemed liquid security comprised of 144A

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 97.2%  MUNICIPAL
        SECURITIES                                      1,785,664      1,785,664
--------------------------------------------------------------------------------
 97.2%  TOTAL INVESTMENTS                               1,785,664      1,785,664

  2.8%  OTHER ASSETS AND
        LIABILITIES                                                       52,053
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,837,717

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 97.2% of net assets

      NEW YORK 97.2%

      ALBANY IDA
   +@ IDRB (Newkirk Products)
         Series 1995A
         2.39%, 07/07/05                                    900              900
   +@ Refunding IDRB (United
         Cerebral Palsy
         Association-Capital Dist)
         Series 1997B
         2.35%, 07/07/05                                 10,000           10,000

      BROOME CNTY IDA
   +@ Civic Facility RB (Elizabeth
         Church Manor Nursing Home)
         Series 2003
         2.30%, 07/07/05                                  6,050            6,050
   +@ Civic Facility RB (Methodist
         Homes For the Aging)
         Series 2003
         2.30%, 07/07/05                                  5,415            5,415

      CHAUTAUQUA CNTY
   +@ Civic Facility RB (Jamestown
         Center City Development
         Corp) Series 2000A
         2.32%, 07/07/05                                 11,610           11,610
   +@ IDRB (Grafco Industries)
         Series 2002
         2.33%, 07/07/05                                  6,130            6,130

      EAST MEADOW UNION FREE SD
      BAN 2004
         1.50%, 08/17/05                                 10,000           10,019
         2.53%, 08/17/05                                  7,000            7,000

      HERKIMER CNTY
   +@ Civic Facility RB (Templeton
         Foundation) Series 2000
         2.37%, 07/07/05                                  1,800            1,800

      LONG ISLAND POWER AUTH
    + CP Notes Series CP-1
         2.73%, 08/04/05                                 15,000           15,000
    + CP Notes Series CP-2
         2.68%, 08/11/05                                  5,000            5,000
 +~@/ Electric System General RB
         Series 1998A
         2.31%, 07/07/05                                 21,000           21,000


                                                         See financial notes. 11

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
 +~@/ Electric System General RB
         Series 2001A
         2.31%, 07/07/05                                  4,365            4,365
 +~@/ Electric System RB Series 1998A
         2.57%, 07/07/05                                  1,900            1,900

      METROPOLITAN TRANSPORTATION AUTH
   ~@ Dedicated Tax Fund Bonds
         Series 1998A
         2.31%, 07/07/05                                  9,440            9,440
  ~@/ Dedicated Tax Fund Bonds
         Series 1999A
         2.28%, 07/07/05                                 10,800           10,800
  +~@ Dedicated Tax Fund Bonds
         Series 2002A
         2.57%, 07/07/05                                 10,980           10,980
 +~@/ Transportation RB Series 2003B
         2.31%, 07/07/05                                  3,500            3,500
  +~@ Transportation Refunding RB
         Series 2002A
         2.29%, 07/07/05                                 22,000           22,000
      Transportation Revenue BAN
         Series CP-1A
    +    2.42%, 08/04/05                                 17,000           17,000
    +    2.48%, 08/04/05                                 28,000           28,000
    +    2.42%, 08/10/05                                 12,000           12,000
    + Transportation Revenue BAN
         Sub-Series B
         2.57%, 07/05/05                                 25,000           25,000

      NASSAU HEALTH CARE CORP
  +~@ Bonds Series 2004C-1
         2.20%, 07/07/05                                  5,000            5,000
  +~@ Bonds Series 2004C-2
         2.46%, 07/07/05                                  5,000            5,000

      NEW YORK CITY
   +@ GO Bonds Fiscal 1994 Series H-4
         2.21%, 07/01/05                                 20,500           20,500
 +~@/ GO Bonds Fiscal 1998 Series D
         2.31%, 07/07/05                                 26,000           26,000
 +~@/ GO Bonds Fiscal 2000 Series A
         2.31%, 07/07/05                                  3,395            3,395
 +~@/ GO Bonds Fiscal 2001 Series A
         2.31%, 07/07/05                                  7,385            7,385
 +~@/ GO Bonds Fiscal 2001 Series B
         2.29%, 07/07/05                                  3,460            3,460
 +~@/ GO Bonds Fiscal 2002 Series A
         2.31%, 07/07/05                                  9,750            9,750
  +~@ GO Bonds Fiscal 2002 Series A-6
         2.17%, 07/01/05                                  1,300            1,300
  +~@ GO Bonds Fiscal 2002 Series A-8
         2.18%, 07/07/05                                  1,000            1,000
  +~@ GO Bonds Fiscal 2002 Series G
         2.31%, 07/07/05                                 16,400           16,400
   +@ GO Bonds Fiscal 2003 Series C-2
         2.23%, 07/07/05                                  6,265            6,265
   +@ GO Bonds Fiscal 2004 Series H-1
         2.17%, 07/01/05                                  2,000            2,000
 +~@/ GO Bonds Fiscal 2004 Series J
         2.31%, 07/07/05                                  9,160            9,160
 +~@/ GO Bonds Fiscal 2005 Series N
         2.57%, 07/07/05                                 10,825           10,825
 +~@/ GO Bonds Fiscal 2005 Series P
         2.31%, 07/07/05                                  7,000            7,000

      NEW YORK CITY HEALTH & HOSPITALS CORP
 +~@/ Health System Bonds
         Series 1999A
         2.31%, 07/07/05                                  9,620            9,620

      NEW YORK CITY HOUSING DEVELOPMENT CORP
   +@ M/F Mortgage RB (Atlantic
         Court Apts) Series 2003A
         2.25%, 07/07/05                                 41,250           41,250
   +@ M/F Mortgage RB (First Avenue)
         Series 2002A
         2.25%, 07/07/05                                  7,445            7,445
   +@ M/F Mortgage RB (Upper East)
         Series 2003A
         2.36%, 07/07/05                                  4,000            4,000
   +@ M/F Rental Housing RB
         (100 Jane St) Series 1998A
         2.25%, 07/07/05                                  6,525            6,525
   +@ M/F Rental Housing RB
         (One Columbus Place)
         Series 1998A
         2.25%, 07/07/05                                 44,500           44,500
   +@ M/F Rental Housing RB (Sierra)
         Series 2003A
         2.25%, 07/07/05                                 18,585           18,585
   +@ M/F Rental Housing RB
         (Tribeca Tower) Series 1997A
         2.25%, 07/07/05                                  2,300            2,300

      NEW YORK CITY IDA
   +@ Civic Facility RB (2000 Jewish
         Board of Family & Childrens
         Services)
         2.29%, 07/07/05                                 15,820           15,820


12 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Refunding IDRB (Allway Tools)
         Series 1997
         2.38%, 07/07/05                                  1,480            1,480
   +@ Special RB (NYSE) Fiscal 2004
         Series B
         2.28%, 07/07/05                                  7,000            7,000

      NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
      CP Notes Series 6
         2.13%, 07/14/05                                 35,000           35,000
   ~@ Crossover Refunding Bonds
         Series 2002F
         2.31%, 07/01/05                                  7,495            7,495
    ~ TECP Notes Series 1
         2.48%, 08/08/05                                 18,500           18,500
      TECP Series 5
    +    2.45%, 07/08/05                                 20,000           20,000
    +    2.15%, 07/14/05                                 14,000           14,000
    ~ TECP Series 6
         2.88%, 07/13/05                                 25,000           25,000
  +~@ Water & Sewer System RB
         Fiscal 1995 Series A
         2.17%, 07/01/05                                  6,600            6,600
 +~@/ Water & Sewer System RB
         Fiscal 1998 Series B
         2.31%, 07/07/05                                  4,735            4,735
  ~@/ Water & Sewer System RB
         Fiscal 2001 Series D
         2.33%, 07/07/05                                  4,995            4,995
  ~@/ Water & Sewer System RB
         Fiscal 2002 & Fiscal 2003A
         2.31%, 07/07/05                                  8,500            8,500
 +~@/ Water & Sewer System RB
         Fiscal 2002 Series G
         2.31%, 07/07/05                                 10,000           10,000
 +~@/ Water & Sewer System RB
         Fiscal 2005 Series B
         2.57%, 07/07/05                                  9,645            9,645
  +~@ Water & Sewer System RB
         Fiscal 2005 Series C
         2.31%, 07/07/05                                  2,750            2,750
  ~@/ Water & Sewer System RB
         Fiscal 2005 Series D
         2.29%, 07/07/05                                 10,965           10,965

      NEW YORK CITY TRANSITIONAL FINANCE AUTH
  ~@/ Future Tax Secured Bonds
         Fiscal 1999 Series A
         2.57%, 07/07/05                                  4,970            4,970
 +~@/ Future Tax Secured Bonds
         Fiscal 2000 Series A
         2.31%, 07/07/05                                 15,720           15,720
  ~@/ Future Tax Secured Bonds
         Fiscal 2000 Series C
         2.31%, 07/07/05                                 14,545           14,545
   ~@ Future Tax Secured Bonds
         Fiscal 2001 Series B
         2.17%, 07/01/05                                  8,400            8,400
   ~@ Future Tax Secured Refunding
         Bonds Fiscal 2003 Series A
         2.31%, 07/01/05                                  6,000            6,000
  ~@/ Future Tax Secured Refunding
         Bonds Fiscal 2005 Series A
         2.31%, 07/07/05                                 26,305           26,305
  ~@/ Future Tax Secured Refunding
         Bonds Fiscal 2005 Series A-1
         2.31%, 07/07/05                                  8,650            8,650
   ~@ Recovery Bonds Fiscal 2003
         Series 2D
         2.18%, 07/07/05                                  3,500            3,500
   ~@ Recovery Bonds Fiscal 2003
         Series 2F
         2.26%, 07/01/05                                  1,600            1,600
   ~@ Recovery Bonds Fiscal 2003
         Series 3H
         2.18%, 07/01/05                                  1,300            1,300

      NEW YORK POWER AUTH
    ~ CP Notes Series 2
         2.45%, 08/05/05                                 17,800           17,800
   ~@ Tender Notes Series 1985
         2.15%, 09/01/05                                 22,500           22,500

      NEW YORK STATE
    + Environmental Quality 1986
         GO Bonds Series 1998A
         2.50%, 08/08/05                                 20,000           20,000
 +~@/ GO Bonds Fiscal 2004 Series F
         2.35%, 07/07/05                                 50,000           50,000

      NEW YORK STATE DORMITORY AUTH
  +~@ City University System
         Consolidated Fifth General
         Resolution RB Series 2003A
         2.31%, 07/07/05                                  7,295            7,295
 +~@/ Court Facilities Lease RB
         (New York City) Series 2005A
         2.57%, 07/07/05                                 17,880           17,880


                                                         See financial notes. 13

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
 +~@/ Insured RB (Mt Sinai School of
         Medicine) Series 1994A
         2.31%, 07/07/05                                  2,900            2,900
  +~@ Lease RB (Suny Dorm Facilities)
         Series 2005A
         2.31%, 07/07/05                                  5,675            5,675
  +~@ Mental Health Services
         Facilities Improvement RB
         Series 2005D-1
         2.31%, 07/07/05                                  7,115            7,115
   +@ RB (Park Ridge Hospital, Inc)
         Series 2005
         2.28%, 07/07/05                                 10,000           10,000
 +~@/ State Personal Income Tax
         Refunding RB (Education)
         Series 2005B
         2.31%, 07/07/05                                 11,865           11,865
 +~@/ State University Educational
         Facilities RB Series 1993A
         2.31%, 07/07/05                                  9,995            9,995
      State University Educational
         Facilities RB Series 2000B
 +~@/    2.28%, 07/07/05                                 27,030           27,030
 +~@/    2.31%, 07/07/05                                 12,375           12,375
  +~@ Third General Resolution RB
         (State University Educational
         Facilities) Series 2005A
         2.57%, 07/07/05                                  7,130            7,130
 +~@/ Upstate Community Colleges
         RB Series 2005A
         2.31%, 07/07/05                                  3,880            3,880

      NEW YORK STATE ENERGY RESEARCH & DEVELOPMENT AUTH
   +@ Facilities RB (Consolidated
         Edison Company of
         New York, Inc)
         Series 2005A-1
         2.24%, 07/07/05                                 10,000           10,000
   +@ Facilities RB (Consolidated
         Edison Company of
         New York, Inc)
         Series 2005A-2
         2.31%, 07/07/05                                  9,000            9,000
   +@ Facilities RB (Consolidated
         Edison Company of
         New York, Inc)
         Series 2005A-3
         2.19%, 07/07/05                                 10,000           10,000
   +@ Facilities RB Series 2004C-1
         2.27%, 07/07/05                                  6,000            6,000
   +@ Facilities RB Series 2004C-2
         2.18%, 07/07/05                                  5,500            5,500
   +@ Facilities RB Series 2004C-3
         2.36%, 07/07/05                                 10,000           10,000
 +~@/ Gas Facilities RB (Brooklyn
         Union Gas) Series 1996
         2.29%, 07/07/05                                 14,125           14,125

      NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
   +@ State Clean & Drinking Water
         Revolving Funds RB
         Series 2002B
         2.31%, 07/07/05                                 24,225           24,225
  ~@/ State Water Pollution Control
         Revolving Fund RB
         Series 1994D
         2.31%, 07/07/05                                    660              660

      NEW YORK STATE HFA
   +@ Housing RB (101 West End Ave)
         Series 1999A
         2.29%, 07/07/05                                 13,000           13,000
   +@ Housing RB (150 E44th St)
         Series 2000A
         2.29%, 07/07/05                                 45,800           45,800
   +@ Housing RB (250 W50th St)
         Series 1997A
         2.25%, 07/07/05                                  4,800            4,800
   +@ Housing RB (250 W93rd St)
         Series 2005A
         2.30%, 07/07/05                                  7,500            7,500
   +@ Housing RB (345 E94th St)
         Series 1998A
         2.29%, 07/07/05                                  4,700            4,700
   +@ Housing RB (345 E94th St)
         Series 1999A
         2.29%, 07/07/05                                  3,400            3,400
   +@ Housing RB (350 W43rd St)
         Series 2002A
         2.25%, 07/07/05                                 14,000           14,000
   +@ Housing RB (70 Battery Place)
         Series 1997A
         2.25%, 07/07/05                                 23,300           23,300
   +@ Housing RB (Avalon Chrystie
         Place I) Series 2004A
         2.27%, 07/07/05                                 27,900           27,900


14 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ Housing RB (Clinton Green
         South) Series 2005A
         2.60%, 07/07/05                                 35,000           35,000
   +@ Housing RB (E84th St)
         Series 1995A
         2.53%, 07/07/05                                 44,100           44,100
   +@ Housing RB (Normandie
         Court I) Series 1991A
         2.20%, 07/07/05                                  5,395            5,395
   +@ Housing RB (Sea Park East)
         Series 2004A
         2.32%, 07/07/05                                 18,500           18,500
   +@ Housing RB (Sea Park West)
         Series 2004A
         2.32%, 07/07/05                                  7,600            7,600
   +@ Housing RB (The Helena)
         Series 2003A
         2.25%, 07/07/05                                  7,800            7,800
   +@ Housing RB (The Helena)
         Series 2004A
         2.25%, 07/07/05                                 39,000           39,000
   +@ Housing RB (Tribeca Park)
         Series 1997A
         2.25%, 07/07/05                                  7,000            7,000
   +@ Housing RB (Union Square
         South) Series 1996A
         2.25%, 07/07/05                                 16,800           16,800
   +@ Service Contract Refunding RB
         Series 2003E
         2.23%, 07/07/05                                  7,000            7,000

      NEW YORK STATE LOCAL ASSISTANCE CORP
   +@ RB Series 1995D
         2.10%, 07/07/05                                  6,120            6,120
 +~@/ Refunding RB Series 1993C
         2.31%, 07/07/05                                  9,900            9,900
 +~@/ Refunding RB Series 1997B
         2.30%, 07/07/05                                 20,965           20,965
      NEW YORK STATE MORTGAGE AGENCY
  ~@/ Homeowner Mortgage RB
         Series 65
         2.33%, 07/07/05                                  3,780            3,780
  ~@/ Homeowner Mortgage RB
         Series 77A
         2.31%, 07/07/05                                 24,795           24,795
  ~@/ Homeowner Mortgage RB
         Series 87
         2.31%, 07/07/05                                  9,550            9,550

      NEW YORK STATE THRUWAY AUTH
 +~@/ General RB Series 2005F
         2.31%, 07/07/05                                 25,880           25,880
 +~@/ General RB Series F
         2.31%, 07/07/05                                 15,590           15,590
  ~@/ General Refunding RB Series E
         2.29%, 07/07/05                                  6,995            6,995

      NEW YORK STATE URBAN DEVELOPMENT CORP
 +~@/ State Personal Income Tax RB
         (State Facilities & Equipment)
         Series 2004A-2
         2.31%, 07/07/05                                  4,300            4,300

      NEW YORK TOBACCO SETTLEMENT FINANCING CORP
 +~@/ Asset Backed RB
         Series 2003A-1C
         2.58%, 07/07/05                                  5,815            5,815

      NORTH SYRACUSE CENTRAL SD
      BAN 2005
         2.72%, 06/23/06                                  6,331            6,393

      ONEIDA CNTY IDA
   +@ Civic Facility RB (Mohawk Valley
         Community College Dormitory
         Corp) Series 2004A
         2.27%, 07/07/05                                  8,470            8,470

      OYSTER BAY
      BAN Series 2005B
         2.63%, 03/17/06                                 10,000           10,059

      PORT AUTH OF NEW YORK & NEW JERSEY
  +~@ Consolidated Bonds
         127th Series
         2.33%, 07/07/05                                  3,000            3,000
  ~@/ Consolidated Bonds
         135th Series
         2.33%, 07/07/05                                 20,000           20,000
 +~@/ Consolidated Bonds
         140th Series
         2.57%, 07/07/05                                 34,115           34,115
      Special Project Bonds
         (JFK International Air
         Terminal) Series 6
 +~@/    2.36%, 07/07/05                                  1,475            1,475
 +~@/    2.32%, 07/07/05                                  1,100            1,100
    ~ TECP Series B
         2.75%, 07/08/05                                 10,185           10,185

      SALES TAX ASSET RECEIVABLE CORP
  +~@ Sales Tax Asset RB Fiscal 2005
         Series A
         2.31%, 07/07/05                                  1,750            1,750


                                                         See financial notes. 15

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      SCHENECTADY IDA
   +@ IDRB (Fortitech Holding Corp)
         Series 1995A
         2.64%, 07/07/05                                    700              700

      TOMPKINS CNTY IDA
  +~@ Civic Facility RB (Ithaca College)
         Series 2004
         2.35%, 07/07/05                                  7,500            7,500

      TRIBOROUGH BRIDGE & TUNNEL AUTH
  +~@ General Purpose RB
         Series 2001A
         2.30%, 07/07/05                                 20,000           20,000
      General Refunding RB
         Series 2002B
 +~@/    2.31%, 07/07/05                                  8,960            8,960
  ~@/    2.33%, 07/07/05                                 14,000           14,000
  +~@ General Refunding RB
         Series 2002C
         2.19%, 07/07/05                                  4,600            4,600

      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment
         Co) Series 2001B
         2.25%, 07/07/05                                  8,000            8,000

      WILLIAM FLOYD UNION FREE SD
      TAN 2005
         2.70%, 06/27/06                                 25,000           25,313

      YONKERS IDA
   +@ Civic Facility RB (Consumers
         Union) Series 1989
         2.35%, 07/07/05                                  1,200            1,200
   +@ Civic Facility RB (Consumers
         Union) Series 1991
         2.35%, 07/07/05                                    700              700
  +~@ Civic Facility RB (Consumers
         Union) Series 1994
         2.35%, 07/07/05                                  1,660            1,660
                                                                     -----------
                                                                       1,785,464
      PUERTO RICO 0.0%

      PUERTO RICO
 +~@/ Public Improvement Bonds
         Series 2001A
         2.31%, 07/07/05                                    200              200

END OF INVESTMENTS.


16 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                $1,785,664 a
Cash                                                                        164
Receivables:
   Fund shares sold                                                       3,617
   Investment sold                                                       44,564
   Interest                                                               6,180
Prepaid expenses                                                  +          29
                                                                  --------------
TOTAL ASSETS                                                          1,840,218

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     978
   Dividends to shareholders                                              1,396
   Investment adviser and administrator fees                                 32
   Transfer agent and shareholder service fees                               51
   Trustees' fees                                                             3
Accrued expenses                                                  +          41
                                                                  --------------
TOTAL LIABILITIES                                                         2,501

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,840,218
TOTAL LIABILITIES                                                 -       2,501
                                                                  --------------
NET ASSETS                                                           $1,837,717

NET ASSETS BY SOURCE
Capital received from investors                                       1,838,093
Net realized capital losses                                                (376)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                         SHARES
SHARE CLASS                  NET ASSETS      /      OUTSTANDING      =      NAV
Sweep Shares                 $1,074,071               1,074,381           $1.00
Value Advantage Shares         $763,646                 763,775           $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $1,785,664. Includes restricted but deemed liquid securities comprised of 144A securities worth $605,320 or 32.9% of the fund's total net assets. During the reporting period, the fund had $539,020 in transactions with other Schwab Funds(R).

  FEDERAL TAX DATA
  ---------------------------------------
  COST BASIS OF PORTFOLIO      $1,785,664

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:          Loss amount:
     2009                             $12
     2012                    +        244
                             ------------
                                     $256


                                                         See financial notes. 17

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $19,340

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (88)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 3,257 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                           2,459 b
   Value Advantage Shares                                                   752 b
Trustees' fees                                                               12 c
Custodian and portfolio accounting fees                                      85
Professional fees                                                            19
Registration fees                                                            20
Shareholder reports                                                          23
Other expenses                                                       +       13
                                                                     -----------
Total expenses                                                            6,640
Expense reduction                                                    -    1,405 d
                                                                     -----------
NET EXPENSES                                                              5,235

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  19,340
NET EXPENSES                                                         -    5,235
                                                                     -----------
NET INVESTMENT INCOME                                                    14,105
NET REALIZED LOSSES                                                  +      (88)
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $14,017

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Sweep Shares                         0.25%
  Value Advantage Shares               0.05%

  SHAREHOLDER SERVICES:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Sweep Shares                         0.20%
  Value Advantage Shares               0.17%

  These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $1,330 from the investment adviser (CSIM) and $75 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through April 29, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Sweep Shares                         0.65%
  Value Advantage Shares               0.45%

  Prior to April 30, 2005, the limit was 0.69% for sweep shares.

  This limit excludes interest, taxes and certain non-routine expenses.


18 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           1/1/05-6/30/05      1/1/04-12/31/04
Net investment income                              $14,105              $11,141
Net realized losses                        +           (88)                (276)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              14,017               10,865

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                         8,175                5,821
Value Advantage Shares                     +         5,930                5,320
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          14,105               11,141

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                     2,375,490            4,091,385
Value Advantage Shares                     +       567,599              724,557
                                           -------------------------------------
TOTAL SHARES SOLD                                2,943,089            4,815,942

SHARES REINVESTED
Sweep Shares                                         7,239                5,721
Value Advantage Shares                     +         4,942                4,941
                                           -------------------------------------
TOTAL SHARES REINVESTED                             12,181               10,662

SHARES REDEEMED
Sweep Shares                                    (2,381,939)          (4,061,536)
Value Advantage Shares                     +      (462,354)            (765,643)
                                           -------------------------------------
TOTAL SHARES REDEEMED                           (2,844,293)          (4,827,179)

NET TRANSACTIONS IN FUND SHARES                    110,977                 (575) b

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              1,726,828            1,727,679
Total increase or decrease                 +       110,889                 (851) c
                                           -------------------------------------
END OF PERIOD                                   $1,837,717           $1,726,828

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 19

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-       1/1/00-
                                                     6/30/05*      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00          1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.01          0.01          0.00 1        0.01          0.02          0.03
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.01)        (0.01)        (0.00) 1      (0.01)        (0.02)        (0.03)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                        1.00          1.00          1.00          1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                        0.76 2        0.57          0.43          0.84          2.13          3.38

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.65 3        0.65          0.65          0.66 4        0.65          0.66 5
   Gross operating expenses                             0.86 3        0.86          0.86          0.89          0.90          0.93
   Net investment income                                1.53 3        0.57          0.43          0.83          2.08          3.35
Net assets, end of period ($ x 1,000,000)                456           448           463           425           382           321

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.

5 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.


20 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ Restricted but deemed liquid security comprised of 144A

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 93.7%  MUNICIPAL
        SECURITIES                                      427,156          427,156
--------------------------------------------------------------------------------
 93.7%  TOTAL INVESTMENTS                               427,156          427,156

  6.3%  OTHER ASSETS AND
        LIABILITIES                                                       28,492
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       455,648

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)

      MUNICIPAL SECURITIES 93.7% of net assets

      NEW JERSEY 89.9%

      DELAWARE RIVER PORT AUTH
      RB Series 1999
  +~@   2.31%, 07/07/05                                   4,495            4,495
 +~@/   2.31%, 07/07/05                                  10,100           10,100

      ENGLEWOOD
      General Improvement BAN &
        Special Assessment BAN
        1.63%, 07/08/05                                   7,000            7,002

      ESSEX CNTY IMPROVEMENT AUTH
  +~@ Project Consolidation RB
        Series 2004
        2.31%, 07/07/05                                   5,895            5,895

      FT LEE
      BAN
        1.55%, 07/29/05                                   5,250            5,255

      GARDEN STATE PRESERVATION TRUST
  +~@ Open Space & Farmland
        Preservation Bonds
        Series 2003A
        2.30%, 07/07/05                                   5,000            5,000

      HAMMONTON
      BAN
        2.25%, 01/12/06                                   5,142            5,162

      JERSEY CITY
      School Promissory Notes
        Series 2005A
        2.45%, 02/24/06                                   4,000            4,020

      NEW JERSEY ECONOMIC DEVELOPMENT AUTH
   +@ Economic Development RB
        (ENCAP Golf Holdings)
        Series 2004
        2.30%, 07/07/05                                  21,910           21,910
   +@ Economic Development RB
        (Omni Baking Co)
        Series 2001
        2.30%, 07/07/05                                   3,600            3,600
   +@ Economic Development RB
        (Stone Brothers Secaucus)
        Series 2001
        2.59%, 07/01/05                                   1,755            1,755
    + Exempt Facility RB (Chambers
        Co-Generation)
        2.93%, 08/05/05                                  12,100           12,100


                                                         See financial notes. 21

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    + Exempt Facility RB (Keystone)
        2.75%, 07/08/05                                   5,000            5,000
  +~@ Market Transition Facility Sr
        Lien Refunding RB
        Series 2001A
        2.31%, 07/07/05                                   5,000            5,000
      Motor Vehicle Surcharge RB
        Series 2004A
  +~@   2.31%, 07/07/05                                   3,080            3,080
  +~@   2.34%, 07/07/05                                   7,420            7,420
 +~@/ Natural Gas Facilities Refunding
        RB (Nui Corp) Series 1997A
        2.33%, 07/07/05                                   1,525            1,525
   +@ RB (Baptist Home Society of
        New Jersey) Series 2003
        2.51%, 07/07/05                                   3,520            3,520
   +@ RB (G&W Laboratories)
        Series 2003
        2.37%, 07/07/05                                   5,505            5,505
   +@ RB (Geriatric Services Housing
        Corp) Series 2001
        2.26%, 07/07/05                                   1,500            1,500
   +@ RB (Hamilton Industrial
        Development) Series 1998
        2.37%, 07/07/05                                   5,665            5,665
   +@ RB (Meridian Assisted Living at
        Shrewsbury) Series 2004
        2.33%, 07/07/05                                   5,250            5,250
   +@ RB (St James Preparatory
        School & St James Social
        Service Corp) Series 1998
        2.32%, 07/07/05                                   4,450            4,450
   +@ Refunding RB (Crane's Mill)
        Series 2005B
        2.60%, 07/07/05                                   6,125            6,125
   +@ Refunding RB (Station Plaza
        Park & Ride) Series 2003
        2.37%, 07/07/05                                   2,945            2,945
 +~@/ School Facilities Construction
        Bonds Series 2004G
        2.31%, 07/07/05                                   6,000            6,000
  +~@ School Facilities Construction
        RB Series 2005K
        2.31%, 07/07/05                                   4,565            4,565
   +@ Special Facility RB (Port Newark
        Container Terminal)
        Series 2003
        2.31%, 07/07/05                                   3,000            3,000
   +@ Thermal Energy Facilities RB
        (Marina Energy LLC - 2001
        Project) Series A
        2.22%, 07/07/05                                   2,500            2,500
   +@ Thermal Energy Facilities RB
        (Thermal Energy Limited
        Partnership I) Series 1997
        2.37%, 07/07/05                                   5,000            5,000

      NEW JERSEY EDUCATIONAL FACILITIES AUTH
 +~@/ Higher Education Capital
        Improvement Fund Issue RB
        Series 2002A
        2.31%, 07/07/05                                   8,610            8,610

      NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
  +~@ RB (JFK Health Systems
        Obligated Group) Series 1993
        2.30%, 07/07/05                                  11,800           11,800
  +~@ RB (Jersey Shore Medical
        Center Obligated Group)
        Series 1994
        2.31%, 07/07/05                                   7,500            7,500
  +~@ RB (Somerset Medical Ctr)
        Series A
        2.32%, 07/07/05                                  13,600           13,600
   +@ RB Composite Program
        Series 2003A-6
        2.30%, 07/07/05                                   6,100            6,100
   +@ RB Composite Program
        Series 2004A-3
        2.24%, 07/07/05                                   3,200            3,200
    + Refunding RB (Saint Clare's
        Hospital) Series 2004B
        2.00%, 07/01/05                                   1,895            1,895
 +~@/ Refunding RB (St Barnabas
        Health Care System)
        Series 1998B
        2.31%, 07/07/05                                   1,950            1,950

      NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY
  +~@ Home Buyer RB Series 2000CC
        2.33%, 07/07/05                                   2,540            2,540
   ~@ S/F Housing RB Series 2004K
        2.40%, 07/07/05                                  10,000           10,000

      NEW JERSEY SPORTS & EXPOSITION AUTH
  +~@ State Contract Bonds
        Series 2002B-2
        2.28%, 07/07/05                                   2,240            2,240


22 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      NEW JERSEY TRANSPORTATION TRUST FUND AUTH
  +~@ Transportation System Bonds
        Series 2005A
        2.31%, 07/07/05                                   9,980            9,980
  ~@/ Transportation System RB
        Series 1998A
        2.31%, 07/07/05                                  11,495           11,495
 +~@/ Transportation System RB
        Series 2004B
        2.31%, 07/07/05                                   8,100            8,100

      NEW JERSEY TURNPIKE AUTH
  +~@ RB Series C
        2.31%, 07/07/05                                   8,090            8,090
      Turnpike RB Series 2000A
  +~@   2.31%, 07/07/05                                  11,200           11,200
 +~@/   2.31%, 07/07/05                                  11,565           11,565
  +~@ Turnpike RB Series 2003C-1
        2.14%, 07/07/05                                   7,225            7,225
 +~@/ Turnpike Revenue RB
        Series 2004A
        2.31%, 07/07/05                                   8,495            8,495

      PORT AUTH OF NEW YORK & NEW JERSEY
  +~@ Consolidated Bonds 127th
        Series
        2.33%, 07/07/05                                   8,480            8,480
      Consolidated Bonds 137th
        Series
        1.58%, 07/15/05                                   2,805            2,809
  +~@ Consolidated Bonds 138th
        Series
        2.33%, 07/07/05                                  10,000           10,000
  +~@ Consolidated Bonds 139th
        Series
        2.33%, 07/07/05                                   3,750            3,750
 +~@/ Consolidated Bonds 140th
        Series
        2.31%, 07/07/05                                   5,000            5,000
  ~@/ Consolidated Bonds 85th
        Series
        2.31%, 07/07/05                                   6,795            6,795
      Special Project Bonds (JFK
        International Air Terminal)
        Series 6
 +~@/   2.36%, 07/07/05                                     800              800
 +~@/   2.32%, 07/07/05                                   4,895            4,895
      TECP Series A
    ~   2.50%, 07/11/05                                   3,555            3,555
    ~   2.40%, 07/12/05                                   5,000            5,000
      TECP Series B
    ~   2.45%, 07/08/05                                   5,000            5,000
    ~   2.40%, 07/11/05                                   4,670            4,670
    ~   2.50%, 08/08/05                                  11,575           11,575

      RAHWAY
      BAN
        2.70%, 06/27/06                                   5,675            5,732

      SPARTA TOWNSHIP
      BAN
        2.23%, 01/13/06                                   4,000            4,016

      UNION CNTY IMPROVEMENT AUTH
   +@ Mortgage RB (Cedar Glen
        Housing Corp) Series A
        2.31%, 07/07/05                                   9,500            9,500

      WOODBRIDGE TOWNSHIP
      General & Sewer Utility BAN
        1.65%, 07/08/05                                   3,654            3,655
        1.67%, 07/08/05                                   4,346            4,347
                                                                     -----------
                                                                         409,508
      PUERTO RICO 3.8%

      GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
      TECP Series 1997
        2.90%, 07/11/05                                   7,948            7,948

      PUERTO RICO
 +~@/ Public Improvement & Refunding
        Bonds Series 2000
        2.28%, 07/07/05                                   2,935            2,935
 +~@/ Public Improvement Bonds
        Series 2001A
        2.31%, 07/07/05                                   2,000            2,000

      PUERTO RICO HFC
 +~@/ Homeownership Mortgage RB
        Series 2000A
        2.31%, 07/07/05                                   3,365            3,365

      PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
  +~@ Transportation RB Series 1998A
        2.20%, 07/07/05                                     400              400

      PUERTO RICO PUBLIC BUILDINGS AUTH
 +~@/ Government Facilities RB
        Series B
        2.30%, 07/07/05                                   1,000            1,000
                                                                     -----------
                                                                          17,648

END OF INVESTMENTS.


                                                         See financial notes. 23

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $427,156 a
Cash                                                                         73
Receivables:
   Investments sold                                                      25,816
   Interest                                                               2,965
Prepaid expenses                                                     +       19
                                                                     -----------
TOTAL ASSETS                                                            456,029

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                342
   Investment adviser and administrator fees                                  7
   Transfer agent and shareholder service fees                               17
   Trustees' fees                                                             3
Accrued expenses                                                     +       12
                                                                     -----------
TOTAL LIABILITIES                                                           381

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            456,029
TOTAL LIABILITIES                                                    -      381
                                                                     -----------
NET ASSETS                                                             $455,648

NET ASSETS BY SOURCE
Capital received from investors                                         455,668
Net investment income not yet distributed                                    28
Net realized capital losses                                                 (48)

NET ASSET VALUE (NAV)
                       SHARES
NET ASSETS      /      OUTSTANDING      =      NAV
$455,648               455,393                 $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $427,156. Includes restricted but deemed liquid securities comprised of 144A securities, worth $94,630 or 20.8% of the fund's total net assets. During the reporting period, the fund had $217,185 in transactions with other Schwab Funds(R).

  FEDERAL TAX DATA
  --------------------------------------
  COST BASIS OF PORTFOLIO       $427,156

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount:
     2012                            $46


24 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $4,958

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                      (2)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   865 a
Transfer agent and shareholder service fees                               1,025 b
Trustees' fees                                                               11 c
Custodian and portfolio accounting fees                                      18
Professional fees                                                            14
Registration fees                                                            13
Shareholder reports                                                           8
Other expenses                                                        +       5
                                                                      ----------
Total expenses                                                            1,959
Expense reduction                                                     -     478 d
                                                                      ----------
NET EXPENSES                                                              1,481

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   4,958
NET EXPENSES                                                          -   1,481
                                                                      ----------
NET INVESTMENT INCOME                                                     3,477
NET REALIZED LOSSES                                                   +      (2)
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $3,475

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006, to 0.65% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 25

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/05-6/30/05    1/1/04-12/31/04
Net investment income                                 $3,477             $2,723
Net realized losses                           +           (2)               (54)
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 3,475              2,669

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   3,470              2,694

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
Shares sold                                          766,310          1,561,315
Shares reinvested                                      3,084              2,651
Shares redeemed                               +     (761,338)        (1,579,474)
                                              ----------------------------------
NET TRANSACTIONS IN FUND SHARES                        8,056            (15,508)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  447,587            463,120
Total increase or decrease                    +        8,061            (15,533) b
                                              ----------------------------------
END OF PERIOD                                       $455,648           $447,587 c

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $28 and $21 at the end of the current and prior report periods, respectively.


26 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-       1/1/00-
                                                     6/30/05*      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00          1.00          1.00          1.00
Income from investment operations:                   -------------------------------------------------------------------------------
   Net investment income                                0.01          0.01          0.00 1        0.01          0.02          0.04
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.01)        (0.01)        (0.00) 1      (0.01)        (0.02)        (0.04)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                        1.00          1.00          1.00          1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                        0.80 2        0.62          0.49          0.87          2.20          3.57

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.65 3        0.65          0.65          0.65          0.65          0.66 4
   Gross operating expenses                             0.87 3        0.86          0.87          0.89          0.92          0.93
   Net investment income                                1.61 3        0.62          0.48          0.87          2.14          3.52
Net assets, end of period ($ x 1,000,000)                355           346           328           301           292           225

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 27

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 @  Variable-rate security

 *  Delayed-delivery security

 /  Restricted but deemed liquid security comprised of 144A

 = All or a portion of this security is held as collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
103.0%  MUNICIPAL
        SECURITIES                                       365,398        365,398
--------------------------------------------------------------------------------
103.0%  TOTAL INVESTMENTS                                365,398        365,398

(3.0)%  OTHER ASSETS AND
        LIABILITIES                                                     (10,654)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      354,744

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 103.0% of net assets

      PENNSYLVANIA 103.0%

      ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
   +@ RB (UPMC Senior
         Communities) Series 2003
         2.28%, 07/07/05                                 10,000           10,000

      ALLEGHENY CNTY IDB
 +~@/ Pollution Control Refunding RB
         (Duquesne Light Co)
         Series 1999B
         2.32%, 07/07/05                                 14,495           14,495

      ALLEGHENY CNTY PORT AUTH
   +* GAN Series 2005
         2.68%, 06/30/06                                 10,000           10,128
  +~@ Special Revenue Transportation
         Bonds Series 1999
         2.31%, 07/07/05                                  2,000            2,000

      BERKS CNTY
   +@ RB (Beacon Container)
         Series 1998A
         2.44%, 07/07/05                                    745              745

      BERMUDIAN SPRINGS SD
  +~@ GO Bonds Series 2005
         2.30%, 07/07/05                                  1,900            1,900

      BLAIR CNTY IDA
   +@ First Mortgage RB (Village At
         Penn State) Series 2002C
         2.19%, 07/07/05                                    900              900

      CENTRAL BUCKS SD
  +~@ GO Series 2000A
         2.33%, 07/07/05                                  1,100            1,100

      CHESTER CNTY HEALTH & EDUCATION FACILITIES AUTH
   +@ RB (Simpson Meadows)
         Series 2000
         2.33%, 07/07/05                                  3,775            3,775

      CHESTER IDA
   +@ RB (Archdiocese of Philadelphia)
         Series 2001
         2.42%, 07/01/05                                    300              300

      DANIEL BOONE AREA SD
  +~@ GO Bonds Series 2004
         2.29%, 07/07/05                                    100              100

      DELAWARE CNTY IDA
   +@ Hospital RB (Crozer-Chester
         Medical Center) Series 2002
         2.29%, 07/07/05                                  4,900            4,900


28 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ RB (YMCA of Philadelphia)
         Series 1999
         2.39%, 07/07/05                                  2,005            2,005
  +~@ Water Facilities RB (Aqua
         Pennsylvania Inc)
         Series 2005A
         2.33%, 07/07/05                                  1,650            1,650

      DELAWARE VALLEY REGIONAL FINANCE AUTH
   +@ Local Government RB
         Series 1986
         2.28%, 07/07/05                                 10,600           10,600
 +~@/ Local Government RB
         Series 1998A
         2.34%, 07/07/05                                  4,055            4,055

      ERIE CITY WATER AUTH
    + Water RB Series 2004
         2.07%, 12/01/05                                  2,320            2,329

      ERIE SD
 +~@/ GO Bonds Series 2001A
         2.32%, 07/07/05                                 15,550           15,550

      HARRISBURG AUTH
  +~@ Water Refunding RB
         Series 2003A
         2.33%, 07/07/05                                 10,700           10,700

      LUZERNE CNTY IDA
   +@ RB (Methodist Homes)
         Series 2003
         2.35%, 07/07/05                                  4,800            4,800

      MERCER CNTY
 +~@/ GO Bonds Series 2001
         2.32%, 07/07/05                                  1,275            1,275

      MONTGOMERY CNTY IDA
   +@ Environmental Facilities RB
         (Ionza Inc) Series 2000
         2.38%, 07/07/05                                  7,000            7,000
    + Pollution Control Refunding RB
         (Peco Energy Co)
         Series 1994A
         2.56%, 10/18/05                                 10,000           10,000

      MONTGOMERY CNTY REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB
         (Glenmore Associates)
         Series 1995A
         2.59%, 07/07/05                                  1,000            1,000

      NORTHHAMPTON CNTY
  +~@ County Agreement RB
         Series 2001
         2.32%, 07/07/05                                  3,000            3,000
   ~@ RB (Binney & Smith) Series 1997A
         2.34%, 07/07/05                                  3,250            3,250
   +@ RB (Binney & Smith) Series 1997B
         2.34%, 07/07/05                                    810              810

      NORWIN SD
  +~/ GO Bonds Series 2001A
         2.65%, 01/25/06                                  9,710            9,710

      PENNSYLVANIA
 +~@= GO Bonds First Series 2003
         2.31%, 07/07/05                                 14,470           14,470

      PENNSYLVANIA CONVENTION CENTER AUTH
 +~@/ RB Series 1989A
         2.31%, 07/07/05                                  2,745            2,745

      PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTH
   +@ Bonds (Westrum Harleysville II)
         Series 2005
         2.66%, 07/07/05                                  6,200            6,200
   +@ Exempt Facilities RB (Amtrak)
         Series 2001B
         2.45%, 07/07/05                                 12,300           12,300
    @ Exempt Facilities RB
         (Merck & Co) Series 2000
         2.35%, 07/07/05                                  5,000            5,000
    @ Exempt Facilities RB
         (Merck & Co) Series 2001
         2.35%, 07/07/05                                 13,000           13,000

      PENNSYLVANIA ENERGY DEVELOPMENT AUTH
   +@ Energy Development RB (B&W
         Ebensburg) Series 1986
         2.31%, 07/07/05                                 17,340           17,340
   +@ Energy Development RB
         (Westrum Hanover)
         Series 2004
         2.33%, 07/07/05                                  5,900            5,900

      PENNSYLVANIA HFA
  ~@/ Residential Development
         Refunding RB Series 2002A
         2.48%, 07/07/05                                  6,000            6,000
  +~@ S/F Mortgage RB Drawdown
         Series 2003
         2.35%, 07/07/05                                  3,775            3,775
  ~@/ S/F Mortgage RB
         Series 1999-66A
         2.33%, 07/07/05                                  4,955            4,955
   ~/ S/F Mortgage RB
         Series 1999A
         2.15%, 07/07/05                                 10,785           10,785


                                                         See financial notes. 29

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  ~@/ S/F Mortgage RB
         Series 2002-74B
         2.33%, 07/07/05                                  7,495            7,495
   ~@ S/F Mortgage RB
         Series 2004-84C
         2.26%, 07/07/05                                 11,400           11,400
   ~@ S/F Mortgage RB
         Series 2004-84D
         2.26%, 07/07/05                                  3,250            3,250
   ~@ S/F Mortgage RB
         Series 2004-86C
         2.26%, 07/07/05                                  5,000            5,000
   ~@ S/F Mortgage RB
         Series 2005-87B
         2.27%, 07/07/05                                  5,000            5,000
  ~@/ S/F RB Series 1998-64
         2.37%, 07/07/05                                 15,000           15,000

      PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
  +~@ Student Loan RB Series 2000A
         2.45%, 07/07/05                                  9,425            9,425
  +~@ Student Loan RB Series 2001A
         2.45%, 07/07/05                                  3,550            3,550

      PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
   +* State System of Higher
         Education RB Series AC
         2.62%, 06/15/06                                  2,115            2,142
   +~ University of Pennsylvania
         Health System RB
         Series 2005A
         2.80%, 06/15/06                                  3,000            3,000

      PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
  +~@ School Lease RB (Philadelphia
         SD) Series 2003
         2.31%, 07/07/05                                  1,895            1,895
  +~@ School RB (Parkland SD)
         Series 1999D
         2.33%, 07/07/05                                  9,400            9,400

      PENNSYLVANIA STATE UNIVERSITY
    @ RB Series 2001A
         2.26%, 07/07/05                                  1,300            1,300

      PENNSYLVANIA TURNPIKE COMMISSION
   ~@ Turnpike RB Series 2001U
         2.22%, 07/07/05                                  1,200            1,200
 +~@= Turnpike RB Series 2004A
         2.32%, 07/07/05                                 12,495           12,495

      PHILADELPHIA
  +~@ Airport Refunding RB
         Series 2005C
         2.40%, 07/07/05                                  4,100            4,100
    + Gas Works RB First Series A
         1.70%, 07/01/05                                  5,000            5,000
  +~@ Water & Wastewater RB
         Series 2005A
         2.32%, 07/07/05                                  2,045            2,045

      PHILADELPHIA GAS WORKS
 +~@/ RB Third Series 2001
         2.31%, 07/07/05                                  1,700            1,700

      PHILADELPHIA IDA
  +~/ Airport RB Series 1998A
         2.15%, 08/11/05                                  5,000            5,000

      SCRANTON REDEVELOPMENT AUTH
   +@ Guaranteed Lease RB
         Series 2004
         2.33%, 07/07/05                                  7,295            7,295

      TEMPLE UNIVERSITY
      Commonwealth System of
         Higher Education University
         Funding Obligations
         Series 2005
         2.77%, 04/28/06                                  6,000            6,059

      UNIVERSITY OF PITTSBURGH
   ~@ University Capital Project Bonds
         Series 2005A
         2.40%, 07/07/05                                  2,100            2,100
                                                                     -----------
                                                                         365,398

END OF INVESTMENTS.


30 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $365,398 a
Cash                                                                         92
Interest receivable                                                       1,777
Prepaid expenses                                                    +        54
                                                                    ------------
TOTAL ASSETS                                                            367,321

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                271
   Investments bought                                                    12,271
   Investment adviser and administrator fees                                  5
   Transfer agent and shareholder service fees                               13
   Trustees' fees                                                             3
Accrued expenses                                                    +        14
                                                                    ------------
TOTAL LIABILITIES                                                        12,577

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            367,321
TOTAL LIABILITIES                                                   -    12,577
                                                                    ------------
NET ASSETS                                                             $354,744

NET ASSETS BY SOURCE
Capital received from investors                                         354,797
Net investment income not yet distributed                                     2
Net realized capital losses                                                 (55)

NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$354,744           354,781             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $365,398. Includes restricted but deemed liquid securities comprised of 144A securities worth $98,765 or 27.8% of the fund's total net assets. During the reporting period, the fund had $395,349 in transactions with other Schwab Funds.

  FEDERAL TAX DATA
  ----------------------------------------
  COST BASIS OF PORTFOLIO         $365,398

  AS OF DECEMBER 31, 2004:

  UNDISTRIBUTED EARNINGS:
  Tax-exempt income                     $2

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:           Loss amount:
     2012                              $14


                                                         See financial notes. 31

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $3,952

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (41)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   666 a
Transfer agent and shareholder service fees                                 788 b
Trustees' fees                                                               10 c
Custodian and portfolio accounting fees                                      17
Professional fees                                                            13
Registration fees                                                            20
Shareholder reports                                                           6
Other expenses                                                        +       4
                                                                      ----------
Total expenses                                                            1,524
Expense reduction                                                     -     386 d
                                                                      ----------
NET EXPENSES                                                              1,138

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   3,953
NET EXPENSES                                                          -   1,138
                                                                      ----------
NET INVESTMENT INCOME                                                     2,814
NET REALIZED LOSSES                                                   +     (41)
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $2,773

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through April 29, 2006, to 0.65% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


32 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/05-6/30/05      1/1/04-12/31/04
Net investment income                               $2,814               $2,157
Net realized losses                         +          (41)                 (14)
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               2,773                2,143

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 2,814                2,155

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
Shares sold                                        692,344            1,416,322
Shares reinvested                                    2,501                2,109
Shares redeemed                             +     (685,640)          (1,400,551)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                      9,205               17,880

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                345,580              327,712
Total increase                              +        9,164               17,868 b
                                            ------------------------------------
END OF PERIOD                                     $354,744             $345,580 c

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $2 at the end of current and prior period.


                                                         See financial notes. 33

SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                    1/1/05-      1/1/04-      1/1/03-      1/1/02-      1/1/01-      1/1/00-
                                                   6/30/05*     12/31/04     12/31/03     12/31/02     12/31/01     12/31/00
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               1.00         1.00         1.00         1.00         1.00         1.00
Income from investment operations:                 -------------------------------------------------------------------------
  Net investment income                              0.01         0.01         0.00 1       0.01         0.02         0.04
                                                   -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income              (0.01)       (0.01)       (0.00) 1     (0.01)       (0.02)       (0.04)
                                                   -------------------------------------------------------------------------
Net asset value at end of period                     1.00         1.00         1.00         1.00         1.00         1.00
                                                   -------------------------------------------------------------------------
Total return (%)                                     0.77 2       0.60         0.46         0.96         2.32         3.62

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.66 3       0.66         0.64         0.59         0.59         0.60 4
  Gross operating expenses                           0.85 3       0.85         0.85         0.87         0.87         0.89
  Net investment income                              1.53 3       0.59         0.47         0.95         2.30         3.56
Net assets, end of period ($ x 1,000,000)           1,144        1,905        1,804        1,785        1,518        1,435

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.59% if certain non-routine expenses (proxy fees) had not been included.


34 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

* Delayed-delivery security

/ Restricted but deemed liquid security comprised of 144A

= All or a portion of this security is held as collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST          VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)     ($x1,000)
-------------------------------------------------------------------------------
100.3%   MUNICIPAL
         SECURITIES                                    1,147,386     1,147,386
-------------------------------------------------------------------------------
100.3%   TOTAL INVESTMENTS                             1,147,386     1,147,386

(0.3)%   OTHER ASSETS AND
         LIABILITIES                                                    (2,980)
-------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  1,144,406

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

      MUNICIPAL SECURITIES 100.3% of net assets

      ALABAMA 1.3%

      MONTGOMERY DOWNTOWN REDEVELOPMENT AUTH
    @ Bonds (Southern Poverty Law
         Center) Series 2000
         2.50%, 07/07/05                                  15,000          15,000

      ARIZONA 1.6%

      MARICOPA CNTY COMMUNITY COLLEGE DIST
   ~@ GO Bonds Project of 1994
         Series 1997B
         2.30%, 07/07/05                                  18,020          18,020

      COLORADO 0.4%

      COLORADO DEPT OF TRANSPORTATION
   +~ Transportation Refunding RAN
         Series 2004B
         2.31%, 07/07/05                                   4,745           4,745

      CONNECTICUT 0.5%

      CONNECTICUT HFA
  +~@ S/F Mortgage RB Draw Down
         Series 2004B
         2.33%, 07/07/05                                   5,475           5,475

      FLORIDA 82.9%

      ALACHUA CNTY HEALTH FACILITIES AUTH
   +@ Continuing Care Retirement
         Community RB (Oak
         Hammock) Series 2002A
         2.30%, 07/01/05                                     475             475
  +~@ Health Facilities RB (Shands
         Hospital, University of Florida)
         Series 1992R
         2.31%, 07/07/05                                  41,745          41,745

      ALACHUA CNTY SCHOOL BOARD
  +~@ COP Series 2004
         2.57%, 07/07/05                                   9,045           9,045

      BREVARD CNTY HEALTH FACILITIES AUTH
   +@ RB (Wuesthoff Health Systems)
         Series 2004
         2.29%, 07/07/05                                   3,400           3,400

      BROWARD CNTY
    + Airport System RB Series L
         1.84%, 10/01/05                                   3,665           3,676


                                                         See financial notes. 35

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

  +~@ Subordinate Port Facilities
         Refunding RB (Port
         Everglades) Series 1998
         2.35%, 07/07/05                                   9,025           9,025

      BROWARD CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (Nova
         Southeastern University)
         Series 2000A
         2.29%, 07/07/05                                      10              10

      BROWARD CNTY HFA
   +@ M/F Housing Refunding RB
         (Water's Edge) Series 1997
         2.28%, 07/07/05                                     300             300
 +~@/ S/F Mortgage RB Series 1999B
         2.36%, 07/07/05                                   1,845           1,845

      CAPE CORAL
    + CP Notes
         2.67%, 07/08/05                                  10,600          10,600

      CHARLOTTE CNTY
  +~@ Refunding RB Series 2003A
         2.30%, 07/07/05                                     800             800

      CHARLOTTE CNTY HFA
   +@ M/F Housing RB (Murdock
         Circle Apts) Series 2000
         2.34%, 07/07/05                                   6,980           6,980

      COLLIER CNTY HFA
   +@ M/F Housing RB (Brittany Bay
         Apts) Series 2001A
         2.26%, 07/07/05                                   1,900           1,900

      DADE CNTY
  +~@ Water & Sewer System RB
         Series 1994
         2.26%, 07/07/05                                     200             200

      DADE CNTY IDA
   +@ IDRB (Michael-Ann Russell
         Jewish Community Ctr)
         Series 1997
         2.29%, 07/07/05                                   4,185           4,185
   +@ IDRB (South Florida Stadium
         Corp) Series 1985C
         2.22%, 07/07/05                                   1,050           1,050

      DAVIE
   +@ RB (United Jewish Community
         of Broward Cnty) Series 2003
         2.30%, 07/07/05                                   1,000           1,000

      ESCAMBIA HFA
 +~@/ S/F RB Series 1997A
         2.43%, 07/07/05                                   1,410           1,410
      S/F RB Series 2001A
 +~@/    2.36%, 07/07/05                                   2,050           2,050
  +~@    2.40%, 07/07/05                                   1,695           1,695
   ~/ S/F RB Series 2002A-1
         2.45%, 09/29/05                                   4,585           4,585

      FLORIDA
+~@/= Dept of Environmental
         Protection Preservation 2000
         RB Series 1997B
         2.31%, 07/07/05                                  22,980          22,980

      FLORIDA DEVELOPMENT FINANCE CORP
   +@ IDRB (Central Farms)
         Series 1999A4
         2.39%, 07/07/05                                     750             750
   +@ IDRB (Schmitt Family
         Partnership) Series 1999A2
         2.39%, 07/07/05                                   1,875           1,875
   +@ IDRB (Sunshine State Christian
         Homes, Inc) Series 1999A3
         2.34%, 07/07/05                                   1,160           1,160
   +@ IDRB (Vutec Corp)
         Series 1999A1
         2.39%, 07/07/05                                   1,600           1,600
   +@ IDRB Enterprise Bond Program
         (Pioneer-Ram) Series 1998A3
         2.39%, 07/07/05                                     880             880

      FLORIDA HFA
 +~@/ Homeowner Mortgage RB
         Series 2000-4
         2.40%, 07/07/05                                   3,420           3,420
   +@ Housing RB (Caribbean Key Apts)
         Series 1996F
         2.34%, 07/07/05                                   2,500           2,500
   +@ Housing RB (Heron Park)
         Series 1996U
         2.26%, 07/07/05                                   3,635           3,635
   +@ Housing RB (Tiffany Club Apts)
         Series 1996P
         2.34%, 07/07/05                                   7,050           7,050
   +@ M/F Housing RB (Cameron
         Cove Apts) Series 1985XX
         2.37%, 07/07/05                                   1,700           1,700


36 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

   +@ M/F Housing Refunding RB
         (Reflections Apts) Series
         2001K-A
         2.27%, 07/07/05                                   1,900           1,900
   +@ M/F Housing Refunding RB
         (South Pointe) Series 1998J
         2.30%, 07/07/05                                   4,925           4,925
   +@ M/F Mortgage RB (Clarcona
         Groves Apts) Series 2005A
         2.31%, 07/07/05                                   3,250           3,250
   +@ M/F Mortgage RB (Lynn Lake
         Apts) Series 2005B-1
         2.32%, 07/07/05                                  10,100          10,100
   +@ M/F Mortgage RB (Mill Creek
         Apts) Series 2004K
         2.32%, 07/07/05                                   8,000           8,000
   +@ M/F Mortgage RB (Pinnacle
         Pointe Apts) Series 2003N
         2.31%, 07/07/05                                   6,215           6,215
   +@ M/F Mortgage RB (Wellesley
         Apts) Series 2003O
         2.31%, 07/06/05                                   7,940           7,940
   +@ M/F Mortgage RB (Wexford
         Apts) Series 2003P
         2.31%, 07/07/05                                   8,035           8,035
   +@ M/F Mortgage Refunding RB
         (Victoria Park Apts)
         Series 2002J-1
         2.28%, 07/07/05                                   1,000           1,000
   +@ RB (Heritage Pointe Apts)
         Series 1999I-1
         2.34%, 07/07/05                                   1,000           1,000
   +@ RB (Timberline Apts)
         Series 1999P
         2.30%, 07/07/05                                   6,135           6,135

      FLORIDA LOCAL GOVERNMENT FINANCE COMMISSION
         Pooled TECP Series 1994A
    +    2.60%, 09/13/05                                   4,400           4,400
   +@    2.58%, 09/14/05                                  20,811          20,811
    + Pooled TECP Series 1998B
         2.55%, 07/14/05                                  14,601          14,601

      FLORIDA STATE BOARD OF EDUCATION
  +~@ Lottery RB Series 2005A
         2.31%, 07/07/05                                  22,290          22,290
  +~@ Public Education Capital Outlay
         Bonds Series 1998A
         2.31%, 07/07/05                                  11,000          11,000
  ~@/ Public Education Capital Outlay
         Bonds Series 1998E
         2.32%, 07/07/05                                  12,280          12,280
+~@/= Public Education Capital
         Outlay Bonds Series 1999C
         2.32%, 07/07/05                                  17,835          17,835
   ~@ Public Education Capital Outlay
         Bonds Series 2001I
         2.32%, 07/07/05                                   4,715           4,715
  +~@ Public Education Capital Outlay
         Bonds Series 2003C
         2.31%, 07/07/05                                   7,500           7,500
 ~@/= Public Education Capital
         Outlay Refunding Bonds
         Series 2001B
         2.32%, 07/07/05                                  14,100          14,100
   ~@ Public Education Capital Outlay
         Refunding Bonds
         Series 2005B
         2.31%, 07/07/05                                   5,200           5,200
   ~@ Public Education Capital Outlay
         Refunding Bonds
         Series 2005C
         2.32%, 07/07/05                                  14,995          14,995

      FORT PIERCE UTILITIES AUTH
  +~@ Utilities Refunding RB
         Series 2003
         2.32%, 07/07/05                                   6,325           6,325

      GAINESVILLE
   +@ IDRB (Exactech) Series 1997
         2.34%, 07/07/05                                   2,400           2,400
   +@ IDRB (Lifesouth Community
         Blood Centers) Series 1999
         2.29%, 07/07/05                                     350             350

      GREATER ORLANDO AVIATION AUTH
  +~@ Airport Facilities RB
         Series 2002E
         2.30%, 07/07/05                                  40,100          40,100
    + Airport Facilities Subordinated
         TECP Series B
         2.90%, 07/14/05                                  33,060          33,060
   +@ Airport Facility RB (Flightsafety
         International) Series 2003A
         2.34%, 07/07/05                                   8,900           8,900

      GULF BREEZE
  +~@ Local Government Loan
         Program RB Series 1985C
         2.29%, 07/07/05                                   2,735           2,735


                                                         See financial notes. 37

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

  +~@ Local Government Loan
         Program RB Series 1985E
         2.29%, 07/07/05                                   2,240           2,240

      HILLSBOROUGH CNTY
    + Solid Waste & Resource
         Recovery Refunding RB
         Series 2004
         1.57%, 09/01/05                                   3,230           3,238

      HILLSBOROUGH CNTY AVIATION AUTH
      Airport Facilities Subordinated
         TECP Series B
    +    2.48%, 07/14/05                                  14,400          14,400
    +    2.90%, 07/14/05                                   8,900           8,900
  +~@ Tampa International Airport RB
         Series 2003A
         2.36%, 07/07/05                                   5,495           5,495
  +~@ Tampa International Airport RB
         Series 2005A
         2.35%, 07/07/05                                   2,600           2,600

      HILLSBOROUGH CNTY HFA
   +@ M/F Housing RB (Meridian
         Pointe Apts) Series 2005
         2.34%, 07/07/05                                   6,600           6,600

      HILLSBOROUGH CNTY IDA
   +@ Educational Facilities RB
         (Berkeley Preparatory
         School, Inc) Series 1999
         2.29%, 07/07/05                                     445             445
   +~ IDRB (University Community
         Hospital) Series 1994
         2.85%, 06/22/06                                  21,085          21,085
   +@ RB (Independent Day School)
         Series 2000
         2.35%, 07/07/05                                     900             900

      HILLSBOROUGH CNTY PORT DIST
         Refunding RB (Tampa Port Auth)
         Series 2005A
  +~@    2.35%, 07/07/05                                   2,873           2,873
  +~@    2.36%, 07/07/05                                  11,285          11,285

      JACKSONVILLE ECONOMIC DEVELOPMENT COMMISSION
   +@ RB (Bolles School)
         Series 1999A
         2.29%, 07/07/05                                   2,900           2,900
   +@ Refunding RB (YMCA of Florida
         First Coast) Series 2003
         2.30%, 07/07/05                                     100             100
   +@ Special Facility Airport RB
         (Holland Sheltair Aviation
         Group) Series 2005B
         2.40%, 07/07/05                                   2,100           2,100

      JACKSONVILLE HEALTH FACILITIES AUTH
   +@ Hospital RB Series 2003A
         2.28%, 07/01/05                                     600             600

      JACKSONVILLE PORT AUTH
 +~@/ 1996 Port Facility RB
         2.61%, 07/07/05                                  10,100          10,100

      LAKE SHORE HOSPITAL AUTH
   +@ Health Facility RB (Lake Shore
         Hospital) Series 1991
         2.29%, 07/07/05                                   3,000           3,000

      LEE CNTY
  +~@ Airport RB Series 2000A
         2.36%, 07/07/05                                   4,957           4,957
   +@ Educational Facilities RB
         (Canterbury School)
         Series 1999
         2.29%, 07/07/05                                     100             100

      LEE CNTY HFA
   +@ M/F Housing RB (Crossings
         At Cape Coral Apts)
         Series 1999A
         2.35%, 07/07/05                                   6,160           6,160
   +@ M/F Housing RB (University
         Club Apts) Series 2002A
         2.35%, 07/07/05                                   7,500           7,500

      MANATEE CNTY HFA
   +@ M/F Housing RB (Centre Court
         Apts) Series 2000
         2.35%, 07/07/05                                   3,760           3,760
   +@ M/F Housing RB (Sabal Palm
         Harbor Apts) Series 2000A
         2.34%, 07/07/05                                   3,070           3,070
   +@ M/F Housing RB (Sabal Palm
         Harbor Apts) Series 2000B
         2.34%, 07/07/05                                   3,695           3,695

      MARION CNTY IDA
   +@ M/F Housing Refunding RB
         (Chambrel at Pinecastle)
         Series 2002
         2.27%, 07/07/05                                   3,741           3,741


38 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      MIAMI HEALTH FACILITIES AUTH
   +@ Health Facilities RB (Miami
         Jewish Home & Hospital For
         the Aged) Series 1996
         2.29%, 07/07/05                                   1,300           1,300

      MIAMI-DADE CNTY
  +~@ Aviation RB (Miami International
         Airport) Series 2002
         2.36%, 07/07/05                                   5,370           5,370
  +~@ Aviation RB (Miami International
         Airport) Series 2004B
         2.32%, 07/07/05                                   5,000           5,000
      Aviation TECP (Miami
         International Airport) Series A
    +    2.88%, 07/07/05                                  19,782          19,782
    +    2.53%, 07/08/05                                  19,621          19,621
    +    2.65%, 07/11/05                                   5,000           5,000
    +    2.45%, 07/12/05                                  18,047          18,047
    +    2.65%, 08/01/05                                   4,000           4,000
    +    2.80%, 08/01/05                                   4,000           4,000
   +=    2.80%, 08/01/05                                  15,098          15,098

      MIAMI-DADE CNTY HFA
   +@ M/F Mortgage RB
         Series 2003-3
         2.35%, 07/07/05                                   9,150           9,150

      MIAMI-DADE CNTY IDA
   +@ IDRB (Airbus Service Co)
         Series 1998A
         2.39%, 07/07/05                                   8,400           8,400
   +@ IDRB (Fine Art Lamps)
         Series 1998
         2.34%, 07/07/05                                   1,600           1,600
   +@ IDRB (Tarmac America)
         Series 2004
         2.35%, 07/07/05                                   3,200           3,200
   +@ RB (Gulliver Schools)
         Series 2000
         2.35%, 07/07/05                                   3,800           3,800

      MIAMI-DADE CNTY SD
      RAN Series 2005
         2.62%, 06/27/06                                  30,000          30,399

      NASSAU CNTY
   +@ Pollution Control Private Activity
         RB (Rayonier) Series 1999
         2.23%, 07/07/05                                   7,665           7,665

      OCALA
  +~@ Utility Systems RB
         Series 2005B
         2.32%, 07/07/05                                   5,550           5,550

      OCEAN HIGHWAY & PORT AUTH
   +@ RB Series 1990
         2.40%, 07/07/05                                   9,800           9,800

      ORANGE CNTY HFA
   +@ Housing Refunding RB
         (Highland Pointe Apts)
         Series 1998J
         2.56%, 07/07/05                                   7,455           7,455
   +@ M/F Guaranteed Mortgage
         Refunding RB (Sundown
         Associates II) Series 1989A
         2.39%, 07/07/05                                   4,600           4,600
   +@ M/F Housing RB (Glenn On
         Millenia Boulevard)
         Series 2001C
         2.26%, 07/07/05                                   3,355           3,355
   +@ M/F Housing RB (Palm Key
         Apts) Series 1997C
         2.31%, 07/07/05                                   5,000           5,000
   +@ M/F Housing RB (The Cove At
         Lady Lake Apts)
         Series 2005A
         2.29%, 07/07/05                                   6,500           6,500
   +@ M/F Housing RB (West Pointe
         Villas Apts) Series 2000F
         2.32%, 07/07/05                                   5,750           5,750
   +@ M/F Housing RB (Windsor
         Pines) Series 2000E
         2.34%, 07/07/05                                   3,200           3,200
   +@ M/F Housing Refunding RB
         (Andover Place Apts) Series 1998F
         2.33%, 07/07/05                                     770             770
   +@ M/F Housing Refunding RB
         (Smokewood/Sun Key Apts)
         Series 1992A
         2.30%, 07/07/05                                   1,150           1,150

      ORANGE CNTY IDA
   +@ IDRB (Central Florida Kidney
         Centers) Series 2000
         2.29%, 07/07/05                                   5,000           5,000
   +@ IDRB (Central Florida YMCA)
         Series 2002A
         2.35%, 07/07/05                                   4,100           4,100


                                                         See financial notes. 39

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

      ORANGE COUNTY HEALTH FINANCE AUTH
   += Refunding Program RB (Pooled
         Hospital Loan) Series 1985
         2.90%, 07/18/05                                  19,700          19,700

      PALM BEACH CNTY
   +@ IDBR (South Florida Blood
         Banks) Series 2002
         2.29%, 07/07/05                                     875             875
   +@ IDRB (Palm Beach Day School)
         Series 1999
         2.29%, 07/07/05                                   1,000           1,000
   +@ RB (Benjamin Private School)
         Series 2003
         2.30%, 07/07/05                                   4,500           4,500
   +@ RB (Comprehensive Alcoholism
         Rehabilitation Programs)
         Series 2000
         2.29%, 07/07/05                                   4,900           4,900
   +@ RB (Norton Gallery & School of
         Art) Series 1995
         2.35%, 07/07/05                                   2,500           2,500
   +@ RB (Zoological Society of the
         Palm Beaches) Series 2001
         2.35%, 07/07/05                                   5,500           5,500

      PALM BEACH CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (Lynn
         University) Series 2001
         2.30%, 07/07/05                                   3,300           3,300

      PALM BEACH CNTY HFA
   +@ M/F Housing RB (Azalea Place
         Apts) Series 1999A
         2.35%, 07/07/05                                   3,000           3,000
   +@ M/F Housing Refunding RB
         (Emerald Bay Club Apts)
         Series 2004
         2.31%, 07/07/05                                   6,500           6,500
   +@ M/F Housing Refunding RB
         (Spinnaker Landing Apts)
         Series 1998
         2.32%, 07/07/05                                   2,745           2,745

      PALM BEACH CNTY SD
    + Sales Tax Revenue CP Notes
         2.60%, 09/08/05                                  11,500          11,500

      PINELLAS CNTY EDUCATIONAL FACILITIES AUTH
   +@ Refunding RB (Canterbury
         School of Florida) Series 2004
         2.31%, 07/07/05                                   4,645           4,645

      PINELLAS CNTY HFA
  ~@/ S/F Housing RB
         Series 1999B-1
         2.36%, 07/07/05                                   1,755           1,755

      PINELLAS CNTY IDA
   +@ IDRB (H & S Swansons Tool
         Co) Series 2001
         2.34%, 07/07/05                                   3,275           3,275
   +@ IDRB (Restorative Care of
         America) Series 2001
         2.44%, 07/07/05                                   1,630           1,630

      POLK CNTY IDA
   +@ IDRB (Lifepath Hospice &
         Palliative Care) Series 2004
         2.29%, 07/07/05                                   6,600           6,600
   +@ IDRB (Pavermodule)
         Series 1998
         2.34%, 07/07/05                                   2,710           2,710

      SARASOTA CNTY
   +@ RB (Sarasota Family YMCA)
         Series 1999
         2.29%, 07/07/05                                   2,470           2,470
  +~@ Utility System Refunding RB
         Series 2005A
         2.32%, 07/07/05                                   4,530           4,530

      SARASOTA CNTY HEALTH FACILITIES AUTH
   +@ Health Care Facilities RB
         (Sarasota-Manatee Jewish
         Housing Council, Inc)
         Series 2005A
         2.29%, 07/07/05                                   8,400           8,400

      SEMINOLE CNTY IDA
   +@ IDRB (Amrhein Family Limited
         Partnership) Series 2001
         2.34%, 07/07/05                                   4,275           4,275

      ST PETERSBURG
   +@ Capital Improvement RB (Airport
         & Golf Course) Series 1997B
         2.28%, 07/07/05                                   1,830           1,830
   +@ Capital Improvement RB
         (Airport) Series 1997C
         2.34%, 07/07/05                                     335             335

      SUMTER CNTY IDA
   +@ IDRB (Robbins Manufacturing
         Co) Series 1997
         2.39%, 07/07/05                                   1,200           1,200


40 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

      SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION
   +~ CP Revenue Notes (Miami-Dade
         Cnty Program) Series G
         2.35%, 07/06/05                                   5,000           5,000

      TAMPA
   +@ Educational Facilities RB (Pepin
         Academy of Tampa)
         Series 2002
         2.33%, 07/07/05                                   3,875           3,875
   +@ Health Care Facilities RB
         (Lifelink Foundation)
         Series 1997
         2.29%, 07/07/05                                   4,800           4,800
   +@ RB (Tampa Preparatory School)
         Series 2000
         2.28%, 07/07/05                                   6,500           6,500

      TAMPA BAY WATER AUTH
 +~@/ Utility System Refunding &
         Improvement RB
         Series 2001A
         2.36%, 07/07/05                                   5,200           5,200

      WEST ORANGE HEALTHCARE DIST
   +@ RB Series 1999B
         2.25%, 07/07/05                                   2,900           2,900
                                                                     -----------
                                                                         949,079

      HAWAII 0.5%
      HAWAII
    + Airports System Refunding RB
         Series 2001
         1.68%, 07/01/05                                   6,000           6,000

      ILLINOIS 0.8%
      CHICAGO
  +~@ O'Hare International Airport
         General Airport Third Lien RB
         Series 2003B-2
         2.35%, 07/07/05                                   8,595           8,595

      INDIANA 1.4%
      INDIANA HFA
  ~@/ S/F Mortgage RB
         Series 2002B
         2.37%, 07/07/05                                   4,455           4,455

      INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK
  +~@ (Indianapolis Airport Auth)
         Series 2004I
         2.36%, 07/07/05                                  11,295          11,295
                                                                     -----------
                                                                          15,750

      KENTUCKY 1.0%
      KENTUCKY HOUSING CORP
   ~/ Housing RB Series 1998B
         1.62%, 07/21/05                                  11,995          11,995

      MASSACHUSETTS 2.1%
      ARLINGTON
      School BAN
         1.53%, 07/21/05                                   8,000           8,006

      EVERETT
      BAN
         1.82%, 09/09/05                                   5,880           5,893

      RALPH C MAHAR REGIONAL SD
      BAN
         1.69%, 07/14/05                                   9,700           9,705
                                                                     -----------
                                                                          23,604

      MICHIGAN 3.6%
      DETROIT
      RAN Series 2005
         2.63%, 04/03/06                                  20,000          20,203

      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan
         Wayne Cnty Airport)
         Series 2002A
         2.31%, 07/07/05                                     450             450
  +~@ Airport Refunding RB (Detroit
         Metropolitan Wayne Cnty
         Airport) Series 1996B
         2.31%, 07/07/05                                  20,950          20,950
                                                                     -----------
                                                                          41,603

      PENNSYLVANIA 1.3%
      ALLEGHENY CNTY PORT AUTH
   +* GAN Series 2005
         2.68%, 06/30/06                                   7,000           7,089

      PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
  +~@ Student Loan RB Series 1994A
         2.33%, 07/07/05                                   7,700           7,700
                                                                     -----------
                                                                          14,789

      TEXAS 2.9%
      DALLAS FORT WORTH INTERNATIONAL AIRPORT
  +~@ Joint Improvement & Refunding
         RB Series 2001A
         2.35%, 07/07/05                                   7,495           7,495
  +~@ Joint RB Series 2003A
         2.36%, 07/07/05                                   3,000           3,000


                                                         See financial notes. 41

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)


      HOCKLEY INDUSTRIAL DEVELOPMENT CORP
    @ Pollution Control RB (AMOCO)
         Series 1983
         2.10%, 09/01/05                                   7,225           7,225

      TEXAS
      TRAN Series 2004
         2.56%, 08/31/05                                  15,000          15,011
                                                                     -----------
                                                                          32,731

END OF INVESTMENTS.


42 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                $1,147,386 a
Cash                                                                        161
Receivables:
   Interest                                                               4,861
Prepaid expenses                                                  +          41
                                                                  --------------
TOTAL ASSETS                                                          1,152,449

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                873
   Investments bought                                                     7,090
   Investment adviser and administrator fees                                 17
   Transfer agent and shareholder service fees                               42
   Trustees' fees                                                             3
Accrued expenses                                                  +          18
                                                                  --------------
TOTAL LIABILITIES                                                         8,043

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,152,449
TOTAL LIABILITIES                                                 -       8,043
                                                                  --------------
NET ASSETS                                                           $1,144,406

NET ASSETS BY SOURCE
Capital received from investors                                       1,144,662
Net investment income not yet distributed                                    12
Net realized capital losses                                                (268)

NET ASSET VALUE (NAV)
                       SHARES
NET ASSETS      /      OUTSTANDING      =      NAV
$1,144,406             1,144,574               $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $1,147,386. Includes restricted but deemed liquid securities comprised of 144A securities, worth $114,010 or 10.0% of the fund's total net assets. During the reporting period, the fund had $1,316,350 in transactions with other Schwab Funds.

  FEDERAL TAX DATA
  --------------------------------------
  COST BASIS OF PORTFOLIO     $1,147,386

  AS OF DECEMBER 31, 2004:

  UNDISTRIBUTED EARNINGS:
  Tax-exempt income                  $12

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount:
     2012                            $80


                                                         See financial notes. 43

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $13,627

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (180)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,328 a
Transfer agent and shareholder service fees                               2,801 b
Trustees' fees                                                               12 c
Custodian and portfolio accounting fees                                      50
Professional fees                                                            16
Registration fees                                                            27
Shareholder reports                                                          19
Other expenses                                                       +        8
                                                                     -----------
Total expenses                                                            5,261
Expense reduction                                                    -    1,173 d
                                                                     -----------
NET EXPENSES                                                              4,088

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  13,627
NET EXPENSES                                                         -    4,088
                                                                     -----------
NET INVESTMENT INCOME                                                     9,539
NET REALIZED LOSSES                                                  +     (180)
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $9,359

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006, to 0.65% of average daily net assets. Prior to April 30, 2005, the limit was 0.66%. This limit excludes interest, taxes and certain non-routine expenses.


44 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/05-6/30/05    1/1/04-12/31/04
Net investment income                                 $9,539             $7,043
Net realized losses                           +         (180)               (88)
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 9,359              6,955

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   9,539              7,031

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
Shares sold                                        2,455,814          4,541,419
Shares reinvested                                      8,462              6,847
Shares redeemed                               +   (3,224,319)        (4,447,636)
                                              ----------------------------------
NET TRANSACTIONS IN FUND SHARES                     (760,043)           100,630

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                1,904,629          1,804,075
Total increase or decrease                    +     (760,223)           100,554 b
                                              ----------------------------------
END OF PERIOD                                     $1,144,406         $1,904,629 c

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $12 at the end of current and prior period.


                                                         See financial notes. 45

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-       1/1/04-      5/16/03 1-
                                                     6/30/05*      12/31/04      12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.01          0.01          0.00 2
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.01)        (0.01)        (0.00) 2
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                        1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                        0.76 3        0.64          0.30 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.62 4        0.60          0.51 4,5
   Gross operating expenses                             0.86 4        0.86          0.86 4
   Net investment income                                1.52 4        0.63          0.48 4
Net assets, end of period ($ x 1,000,000)                350           386           363

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense by an additional 0.09%.


46 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

* Delayed-delivery security

/ Restricted but deemed liquid security comprised of 144A

= All or a portion of this security is held as collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
100.4%  MUNICIPAL
        SECURITIES                                      351,267         351,267
--------------------------------------------------------------------------------
100.4%  TOTAL INVESTMENTS                               351,267         351,267

 (0.4)% OTHER ASSETS AND
        LIABILITIES                                                      (1,478)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      349,789

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 100.4% of net assets

      MASSACHUSETTS 96.6%
      AMHERST
      BAN
        1.78%, 07/08/05                                   4,000            4,001

      ARLINGTON
      School BAN
        1.53%, 07/21/05                                   2,745            2,747

      BILLERICA
      BAN
        2.03%, 07/07/05                                   3,824            3,825

      BRIDGEWATER-RAYNHAM REGIONAL SD
    * BAN
        2.70%, 07/05/06                                   1,726            1,744

      COHASSET
      BAN
        1.57%, 08/12/05                                   5,000            5,007

      CONCORD
      Unlimited Tax School BAN
        1.63%, 09/29/05                                   2,000            2,007

      DANVERS
      BAN
        2.40%, 02/03/06                                   2,300            2,311

      DUXBURY
      BAN
        2.25%, 01/13/06                                   2,000            2,010

      FITCHBURG
      BAN
        2.80%, 06/09/06                                   1,305            1,319

      FRAMINGHAM
      BAN
        2.23%, 11/01/05                                   2,000            2,007

      HUDSON
      BAN
        2.82%, 05/12/06                                   3,000            3,030

      LANCASTER
      BAN
        2.80%, 04/21/06                                   3,157            3,186

      LAWRENCE
      School BAN
        2.28%, 12/22/05                                   2,000            2,009

      MARION
      BAN
        1.68%, 07/15/05                                   2,324            2,325
    *   2.72%, 07/14/06                                   2,561            2,593


                                                         See financial notes. 47

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MASSACHUSETTS
   ~@ GO Bonds Consolidated Loan
        of 2000 Series C
        2.30%, 07/07/05                                   5,000            5,000
  +~@ GO Bonds Consolidated Loan
        of 1998 Series C
        2.31%, 07/07/05                                   3,485            3,485
  ~@/ GO Bonds Consolidated Loan
        of 2000 Series C
        2.30%, 07/07/05                                   3,000            3,000
 +~@/ GO Bonds Consolidated Loan
        of 2001 Series D
        2.31%, 07/07/05                                   5,610            5,610
 +~@/ GO Bonds Consolidated Loan
        of 2004 Series A
        2.31%, 07/07/05                                   3,950            3,950
 +~@/ GO Bonds Consolidated Loan
        of 2005 Series A
        2.30%, 07/07/05                                   5,500            5,500
   ~@ GO Refunding Bonds
        Series 2001B
        2.43%, 07/07/05                                     400              400
 +~@/ GO Refunding Bonds
        Series 2004A
        2.30%, 07/07/05                                   3,000            3,000
 +~@/ Special Obligation RB
        Consolidated Loan of 2005
        Series A
        2.30%, 07/07/05                                   3,520            3,520

      MASSACHUSETTS BAY TRANSPORTATION AUTH
  +~@ General Transportation System
        Bonds Series 1999A
        2.30%, 07/07/05                                   1,000            1,000
      Sr Sales Tax Bonds
        Series 2004C
   ~@   2.30%, 07/07/05                                   5,000            5,000
  ~@/   2.31%, 07/07/05                                   5,690            5,690
      Sr Sales Tax Bonds
        Series 2005A
   ~@   2.30%, 07/07/05                                   2,800            2,800
   ~@   2.31%, 07/07/05                                   2,400            2,400
  ~@/   2.31%, 07/07/05                                   5,000            5,000
  ~@/ Sr Sales Tax RB Series 2005A
        2.30%, 07/07/05                                   2,500            2,500

      MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
  +~@ Education RB (Dexter School)
        Series 2000
        2.27%, 07/07/05                                   6,320            6,320
   +@ First Mortgage RB (Brookhaven
        at Lexington) Series 2005B
        2.28%, 07/07/05                                   3,000            3,000
   +@ M/F Housing RB (Archstone
        Reading Apts) Series 2004A
        2.33%, 07/07/05                                   8,000            8,000
   +@ M/F Housing RB (Midway
        Studios) Series 2003A
        2.36%, 07/07/05                                   5,000            5,000
   +@ M/F Housing RB (Salem
        Heights Apts) Series 2003A
        2.28%, 07/07/05                                   1,800            1,800
   +@ M/F Housing Refunding RB
        (Kensington at Chelmsford)
        Series 2002
        2.40%, 07/07/05                                  15,750           15,750
   +@ RB (Assumption College)
        Series 2002A
        2.27%, 07/07/05                                     420              420
   +@ RB (Dean College) Series 1999
        2.28%, 07/07/05                                   1,000            1,000
   +@ RB (Fessenden School)
        Series 2001
        2.32%, 07/07/05                                   3,000            3,000
   ~@ RB (Phillips Academy)
        Series 2003
        2.27%, 07/07/05                                   2,000            2,000
   +@ RB (Third Sector New England)
        Series 2004A
        2.28%, 07/07/05                                     800              800
  +~@ RB (WGBH Educational
        Foundation) Series 2002A
        2.30%, 07/07/05                                   3,000            3,000
   +@ RB (Worcester Academy)
        Series 2000
        2.30%, 07/07/05                                   4,500            4,500
   +@ RB (YMCA of Greater Boston)
        Series 2004A
        2.30%, 07/07/05                                     700              700

      MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTH
  +~@ RB (Baystate Medical Ctr)
        Series D
        2.30%, 07/07/05                                  20,800           20,800
   +@ RB (Boston Home)
        Series 2002B
        2.27%, 07/07/05                                   2,500            2,500


48 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  +~@ RB (Capital Assets Program)
        Series 1985D
        2.38%, 07/01/05                                   1,180            1,180
    + RB (Harvard Pilgrim Health
        Care) Series A
        2.29%, 07/01/05                                   1,750            1,750
    @ RB (MIT) Series 2001J-1
        2.20%, 07/07/05                                   1,000            1,000
   ~@ RB (MIT) Series K
        2.31%, 07/07/05                                   8,800            8,800
   +@ RB (Sherrill House) Series A-1
        2.26%, 07/07/05                                     150              150
  +~@ RB (Winchester Hospital)
        Series D
        2.31%, 07/07/05                                   6,000            6,000
 +~@/ RB (Worcester City Campus
        Corp) Series 2005D
        2.30%, 07/07/05                                   3,000            3,000

      MASSACHUSETTS HFA
  +~@ Housing Bonds Series 2003F
        2.22%, 07/07/05                                     200              200
 +~@o M/F Housing Refunding RB
        Series 1995A
        2.30%, 07/07/05                                   3,780            3,780
  ~@/ S/F Housing Notes Series S
        2.48%, 07/07/05                                   8,975            8,975

      MASSACHUSETTS IFA
   +@ RB (New England College of
        Optometry) Series 1997
        2.30%, 07/07/05                                     905              905
   +@ RB (Williston Northampton
        School) Series B
        2.28%, 07/07/05                                   2,075            2,075

      MASSACHUSETTS PORT AUTH
  +~@ RB Series 2005A & 2005C
        2.31%, 07/07/05                                   6,950            6,950
      TECP Series 2003A
    +   2.75%, 07/05/05                                   2,000            2,000
    +   2.80%, 07/08/05                                   1,000            1,000
      TECP Series 2003B
    +   2.77%, 07/05/05                                   2,500            2,500
    +   2.95%, 07/07/05                                   3,000            3,000
    +   2.85%, 07/08/05                                   4,200            4,200

      MASSACHUSETTS TURNPIKE AUTH
 +~@/ Western Turnpike RB
        Series 1997A
        2.31%, 07/07/05                                   8,500            8,500

      MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
  ~@/ Pool Program Bonds Series 10
        2.31%, 07/07/05                                   3,845            3,845
   ~@ Pool Program Bonds Series 5
        2.30%, 07/07/05                                   5,000            5,000
 ~@/= Water Pollution Abatement RB
        Subordinate Series 1999A
        2.31%, 07/07/05                                  15,000           15,000

      MASSACHUSETTS WATER RESOURCES AUTH
      General Revenue Refunding
        Bonds Series 2005A
 +~@/   2.30%, 07/07/05                                   5,415            5,415
  +~@   2.31%, 07/07/05                                   4,705            4,705
      TECP Series 1994
    +   2.75%, 07/08/05                                  14,000           14,000
    +   2.87%, 07/12/05                                   5,300            5,300

      MEDWAY
      Unlimited Tax BAN
        1.76%, 10/07/05                                   2,000            2,007

      MILTON
      BAN
        2.35%, 08/05/05                                   5,000            5,003

      NASHOBA REGIONAL SD
      BAN
        2.20%, 09/02/05                                   2,000            2,004

      NASHOBA VALLEY TECHNICAL HIGH SD
      BAN
        1.48%, 08/12/05                                   3,000            3,005

      NATICK
      BAN
        2.75%, 04/28/06                                   2,000            2,016

      NEW BEDFORD
      BAN
        2.70%, 09/29/05                                   5,000            5,004

      NORTH ANDOVER
      BAN
        1.76%, 10/07/05                                   2,000            2,006

      NORTHBOROUGH-SOUTHBOROUGH REGIONAL SD
      BAN
        1.84%, 10/27/05                                   2,000            2,007

      RALPH C MAHAR REGIONAL SD
      BAN
        1.69%, 07/14/05                                   2,000            2,001

      SILVER LAKE REGIONAL SD
      GO BAN
        1.61%, 08/26/05                                   5,000            5,011
        2.58%, 03/30/06                                   3,000            3,020


                                                         See financial notes. 49

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      SOMERVILLE
      GO BAN
        1.44%, 08/19/05                                   3,000            3,005

      WALTHAM
      BAN
        2.20%, 11/15/05                                   2,001            2,007

      WAYLAND
      BAN
        2.00%, 09/15/05                                   2,000            2,005

      WEST TISBURY
      BAN
        2.85%, 06/15/06                                   1,850            1,870
                                                                     -----------
                                                                         337,767
      PUERTO RICO 3.8%

      GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
      TECP Series 1997
        2.90%, 07/11/05                                  10,000           10,000

      PUERTO RICO INFRASTRUCTURE FINANCING AUTH
 +~@/ Special Tax Refunding RB
        Series 2005C
        2.31%, 07/07/05                                   3,500            3,500
                                                                     -----------
                                                                          13,500

END OF INVESTMENTS.


50 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $351,267 a
Cash                                                                        186
Interest receivable                                                       2,905
Prepaid expenses                                                    +        58
                                                                    ------------
TOTAL ASSETS                                                            354,416

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                257
   Investments bought                                                     4,337
   Investment adviser and administrator fees                                  5
   Transfer agent and shareholder service fees                               13
   Trustees' fees                                                             1
Accrued expenses                                                    +        14
                                                                    ------------
TOTAL LIABILITIES                                                         4,627

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            354,416
TOTAL LIABILITIES                                                   -     4,627
                                                                    ------------
NET ASSETS                                                             $349,789

NET ASSETS BY SOURCE
Capital received from investors                                         349,885
Net realized capital losses                                                 (96)

NET ASSET VALUE (NAV)
                       SHARES
NET ASSETS      /      OUTSTANDING      =      NAV
$349,789               349,885                 $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $351,267. Includes restricted but deemed liquid securities comprised of 144A securities worth of $86,005 or 24.6% of the fund's total net assets. During the reporting period, the fund had $270,855 in transactions with other Schwab Funds.

  FEDERAL TAX DATA
  --------------------------------------
  COST BASIS OF PORTFOLIO       $351,267

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount:
    2011                              $2
    2012                    +         83
                            ------------
                                     $85


                                                         See financial notes. 51

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $3,902

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (11)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   693 a
Transfer agent and shareholder service fees                                 821 b
Trustees' fees                                                               12 c
Custodian and portfolio accounting fees                                      16
Professional fees                                                            14
Registration fees                                                             9
Shareholder reports                                                           2
Other expenses                                                        +       4
                                                                      ----------
Total expenses                                                            1,571
Expense reduction                                                     -     447 d
                                                                      ----------
NET EXPENSES                                                              1,124

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   3,902
NET EXPENSES                                                          -   1,124
                                                                      ----------
NET INVESTMENT INCOME                                                     2,778
NET REALIZED LOSSES                                                   +     (11)
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $2,767

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through April 29, 2006, to 0.65% of average daily net assets. Prior to May 1, 2005, this limit was 0.60%. This limit excludes interest, taxes and certain non-routine expenses.


52 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/05-6/30/05    1/1/04-12/31/04
Net investment income                                 $2,778             $2,365
Net realized losses                                      (11)               (89)
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 2,767              2,276

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   2,778              2,359

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
Shares sold                                          664,725          1,294,316
Shares reinvested                                      2,495              2,326
Shares redeemed                               +     (703,136)        (1,273,373)
                                              ----------------------------------
NET TRANSACTIONS IN FUND SHARES                      (35,916)            23,269

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  385,716            362,530
Total increase or decrease                    +      (35,927)            23,186 b
                                              ----------------------------------
END OF PERIOD                                       $349,789           $385,716

* Commencement of operations.

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 53

SCHWAB MUNICIPAL MONEY FUNDS

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB NEW YORK MUNICIPAL MONEY FUND OFFERS TWO SHARE CLASSES : Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab New Jersey Municipal Money, Pennsylvania Municipal Money, Florida Municipal Money and Massachusetts Municipal Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged.The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   SCHWAB NEW YORK MUNICIPAL MONEY FUND
   SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
   SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
   SCHWAB FLORIDA MUNICIPAL MONEY FUND
   SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves

SCHWAB MUNICIPAL MONEY FUNDS

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which the funds belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purpose primarily due to differing treatments of wash sale losses and market discount.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then

SCHWAB MUNICIPAL MONEY FUNDS

the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab New York Municipal Money Fund, the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund, the Schwab Florida Municipal Money Fund and the Schwab Massachusetts Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. The Board noted that certain funds, including the Florida Municipal Money Fund -- Sweep Shares, had lower performance relative to their respective peer groups than other funds, and inquired as to the underlying reasons for this relative performance. The Board also requested that CSIM evaluate the reasons for such funds' relative performance, consider appropriate measures to address the performance and report the results of their findings at the next Board meeting. Following such evaluation, and based upon CSIM's agreement to perform such analyses, etc. relating to performance, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chairman, Trustee:            Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.;
7/29/37                 Family of Funds, 1989;        Chair, Director, Charles Schwab Investment Management, Inc.; Chair, Charles
                        Investments, 1991;            Schwab Holdings (UK); Chair, Director, U.S. Trust Corp., United States Trust
                        Capital Trust, 1993;          Co. of New York, U.S. Trust Co., N.A.; CEO, Director, Charles Schwab Holdings,
                        Annuity Portfolios, 1994.     Inc.; Chair, CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings,
                                                      Inc.; Director, Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                      Foundation, All Kinds of Minds (education); Trustee, Stanford University.
                                                      Until 5/04: Director, The Gap, Inc. (clothing retailer). Until 5/03: Co-CEO,
                                                      The Charles Schwab Corp. Until 3/02: Director, Audiobase, Inc. (Internet audio solutions). Until 5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                      Until 7/01: Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         2005 (all trusts).            EVP, President, AMPS Enterprise. Until 7/04: President, CEO, Charles Schwab
7/25/54                                               Investment Management, Inc.; VP, Charles Schwab & Co., Inc. Until 8/02:
                                                      President, Chief Investment Officer, American Century Management; Director,
                                                      American Century Companies, Inc. Until 6/01: Chief Investment Officer, Fixed
                                                      Income, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER         President, CEO                EVP, President, Director, Charles Schwab Investment Management, Inc. Until
5/4/55                  (all trusts).                 7/04: SVP for Development and Distribution, Asset Management Products and
                                                      Services Enterprise. Until 6/03: EVP, CFO, Chief Administrative Officer, U.S.
                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment Management,
4/5/55                  Officer (all trusts).         Inc.; Chief Investment Officer, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS          SVP, Chief Investment         Since 9/04: Chief Investment Officer, Fixed Income, Charles Schwab Investment
7/10/59                 Officer (all trusts).         Management, Inc. Since 6/04: SVP, Charles Schwab Investment Management, Inc.
                                                      Until 6/04: VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER        SVP, Chief Investment         Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab Investment
9/29/63                 Officer (all trusts).         Management, Inc. Since 6/04: VP, Chief Investment Officer, Laudus Trust,
                                                      Laudus Variable Insurance Trust. Until 5/04: VP, Charles Schwab Investment
                                                      Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE        Chief Compliance              Since 9/04: SVP, Institutional Compliance and Chief Compliance Officer,
11/11/60                Officer (all trusts).         Charles Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus
                                                      Trust, Laudus Variable Insurance Trust. Until 9/04: VP, Charles Schwab & Co.,
                                                      Inc., Charles Schwab Investment Management, Inc. Until 2002: VP of Internal
                                                      Audit, Charles Schwab & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab Investment
3/13/61                                               Management, Inc. Until 6/98: Branch Chief in Enforcement, U.S. Securities and
                                                      Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA          Treasurer, Principal          Since 11/04: SVP, CFO, Charles Schwab Investment Management, Inc. Until 11/04:
6/9/64                  Financial Officer             SVP, Financial Reporting, Charles Schwab & Co., Inc. Until 12/99: CFO,
                        (all trusts).                 Commerzbank Capital Markets. Until 9/99: Managing Director at the New York
                                                      Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford University,
8/13/60                                               America First Cos., Omaha, NE (venture capital/fund management), Redwood
                                                      Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                      International (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital. Since 2/05: Director, Pacific Mutual Holding Company
                                                      (insurance). Since 2004: Laudus Trust, Laudus Variable Insurance Trust. Until
                                                      2001: Stanford University, Special Assistant to the President. From 1996-2001:
                                                      VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (corporate management, marketing and communications
9/23/31                 Investments, 1991;            consulting). Until 1999: EVP, Managing Director, Grey Advertising. Until 1996:
                        Capital Trust, 1993;          President, CEO, Allen & Dorward Advertising.
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Dean Emeritus, Haas School of Business, University of California, Berkeley;
11/22/41                                              Director, Aphton Corp. (bio-pharmaceuticals); Non-Executive Chair, Solectron
                                                      Corp. (manufacturing), Mission West Properties (commercial real estate),
                                                      Stratex Networks (network equipment), TOUSA (home building); Public Governor,
                                                      Member, executive committee, Pacific Stock & Options Exchange. Since 2004:
                                                      Trustee, Laudus Trust, Laudus Variable Insurance Trust. Until 2/04: Co-CEO,
                                                      Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial services
5/15/31                 Investments, 1991;            and investment advisory firm).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisers); Trustee, Cooper
9/28/50                                               Industries (electrical products, tools and hardware); Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chair, CEO,
6/28/38                 Investments, 1991;            North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (real estate investment and management, and
8/18/43                 Investments, 1991;            other investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13603-09

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

      SEMIANNUAL REPORT
      June 30, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion........................   2

   Performance and Fund Facts.....................   6

   Fund Expenses..................................   7

   Financial Statements...........................   8

   Financial Notes................................  29

   Investment Advisory Agreement Approval.........  32

   Trustees and Officers..........................  35

   Glossary.......................................  38

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that it's important to make sure that your cash is earning income between long-term investments by putting the money into a money market fund. While no investment is risk-free, money market funds carry, perhaps, the least amount of risk, as they generally are not as volatile as stocks or stock mutual funds. Money funds are good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

At Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in the higher tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities. In addition, several of the Schwab money funds offer share classes that carry lower expenses in exchange for higher investment minimums.

Now, as a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four during the six-month period covered in this report), yields on money market mutual funds are more attractive than they have been in many years. Not only that, but it's likely that the Fed will raise these rates again this year. Based on this expectation, we anticipate that the yields on money market funds will continue to move upwards over the next few months.

On behalf of Schwab Funds, I want to thank you for investing with us and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

On July 1, 2005, Schwab Funds launched the Schwab Target Funds(TM), a suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime. With a single investment in a Schwab Target Fund, you can avoid a common investment mistake--failing to adjust your portfolio over time.

The funds are designed to provide shareholders with investment management, asset allocation and ongoing re-allocation over time. You simply choose the fund that most closely matches the date of your retirement and our experienced portfolio managers will do the rest. They will rebalance four of the five funds from more aggressive to more conservative as you get closer to your retirement date. The fifth fund is designed to help generate income and additional growth after you've retired. It also is a good choice for investors already enjoying their retirement.

These no-load funds are a good value, as the funds have access to the lowest-priced eligible share class on the underlying Schwab affiliate funds. And because the funds invest in groups of other Schwab affiliate funds, they provide an additional layer of diversification.

At Schwab, we believe that having an asset-allocation plan that fits your retirement goals, time frame and tolerance for risk is a key element in meeting your long-term investment goals. The Schwab Target Funds are designed to help you do this. I encourage you to learn more about these funds at www.schwab.com/target, or call Schwab.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab California Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than 10 years in fixed income portfolio management.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.


                                        Schwab California Municipal Money Fund 3

MANAGEMENT'S DISCUSSION continued

      California's economy strengthened, due to renewed growth in employment and exports, as well as continued strong increases in personal income.

AS NOTED ABOVE, THE FED CONTINUED IN ITS TIGHTENING MODE, RAISING SHORT-TERM INTEREST RATES 0.25% AT EACH OF ITS FOUR MEETINGS THIS YEAR. At the end of the six-month report period, the rate was 3.25%. The higher taxable rates translated into higher municipal money market yields, as well. Yields on municipal variable-rate demand notes rose significantly during this period. The Bond Market Association's seven-day muni index averaged 2.25% during the six-month report period, 0.80% higher than the prior six-month period. This change had a positive impact on muni money fund yields, which rose 0.60% on average over the report period.

In this type of economic climate and market environment, we allowed the funds' weighted average maturity (WAM) to shorten to a more neutral position versus our peers. When the opportunity arose, we added commercial paper with maturities of 30-90 days, as they offered the best relative value of any other assets during the report period. We also increased our exposure to attractively priced seven-day variable-rate notes.

Despite the ongoing rising-rate environment, municipal-note supply remained steady in the first half of 2005. During this period, issuance of commercial paper and seven-day variable-rate notes was strong.

California's economy strengthened, due to renewed growth in employment and exports, as well as continued strong increases in personal income. The State added more than 241,000 payroll jobs from January to May 2005, up 1.7% over the same period in 2004. This compares with a 1.0% year-over-year increase for all of 2004. The strongest gains were in construction, as well as in professional- and business-services job sectors. The state's unemployment rate dipped to 5.3% in May 2005, its lowest recording since July 2001 and down from 6.3% in May 2004. The State Department of Finance is projecting 1.7% growth in payroll jobs for the full year 2005, and 5.7% growth in personal income.

California now expects to report a general fund balance of $7.5 billion as of June 30, 2005, or 9.2% of annual expenditures. This positive result, however, is partly due to the sale of $11 billion in deficit bonds in May and June 2004, and the acceleration of corporate and individual income tax collections associated with a tax-amnesty program in April 2005. Still, California's revenue picture brightened in fiscal year 2005, with revenues now projected to be $2.9 billion ahead of the original budget estimates. On July 11, 2005, Governor Arnold Schwarzenegger signed the state budget for fiscal 2006 which began on July 1, 2005. The $90 billion general fund budget largely reflected the Governor's May revision to spending proposals and was balanced with no new taxes or significant borrowing. In addition, the plan fully funds the State's commitment to


4 Schwab California Municipal Money Fund

      California's revenue picture brightened in fiscal year 2005, with revenues now projected to be $2.9 billion ahead of the original budget estimates.

transportation and begins to pay off prior-year loans from local governments. The budget, however, provided for continued spending in excess of recurring annual revenues, and was balanced largely through the use of recently accumulated reserves. California's Legislative Analyst's Office projects recurring annual budget gaps of as much as $6 billion.

Governor Schwarzenegger has called for a special statewide election to be held on November 8, 2005. Among the ballot initiatives to be decided is a measure that would limit the growth of future budgets to the most recent three-year average annual growth rate of the State's general and special revenue funds. The proposal would also grant the Governor significant new powers to cut state spending in the event of mid-year budget shortfalls. Alternative measures may be considered if the Governor and State Legislature can forge a compromise in time to make the November ballot.

California's medium investment-grade credit ratings reflect its recent struggles for ongoing financial balance. The credit quality of its many underlying units of government, including counties, cities, universities, and school districts, varies widely, but has been mostly stable through the six-month report period. Still, all three rating agencies raised their ratings for the State in 2004, but the ratings remain the lowest among the U.S. states. At the end of the report period, the State's ratings were A from Standard & Poor's, A- from Fitch, and A3 from Moody's. In early July, however, Moody's raised its rating to A2 and Fitch raised its rating to A.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                        Schwab California Municipal Money Fund 5

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 6/30/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                                       SWEEP SHARES      VALUE ADVANTAGE SHARES(TM)
Ticker Symbol                                             SWCXX                    SWKXX
---------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                         1.76%                    1.96%
---------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                              1.60%                    1.83%
---------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                               1.78%                    1.98%
---------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT EFFECTIVE YIELD 1, 3         3.05%                    3.40%
---------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

WEIGHTED AVERAGE MATURITY                        39 days
----------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio      100% Tier 1
----------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio          62%
----------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
   Sweep Investments(TM)                            *
   Value Advantage Shares                        $25,000
----------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2005 maximum combined federal regular income and California state personal income tax rate of 41.70%. Investment income may be subject to the Alternative Minimum Tax.

4 Please see prospectus for further detail and eligibility requirements.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


6 Schwab California Municipal Money Fund

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                              ENDING
                                                       BEGINNING          ACCOUNT VALUE              EXPENSES
                                EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                 (Annualized)          at 1/1/05           at 6/30/05             1/1/05-6/30/05
-------------------------------------------------------------------------------------------------------------------
SCHWAB CALIFORNIA
MUNICIPAL MONEY FUND(TM)

Sweep Shares
   Actual Return                     0.65%              $1,000              $1,007.50                 $3.24
   Hypothetical 5% Return            0.65%              $1,000              $1,021.57                 $3.26

Value Advantage Shares(TM)
   Actual Return                     0.45%              $1,000              $1,008.50                 $2.24
   Hypothetical 5% Return            0.45%              $1,000              $1,022.56                 $2.26

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                        Schwab California Municipal Money Fund 7

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-       1/1/00-
SWEEP SHARES                                          6/30/05*      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00          1.00          1.00          1.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.01          0.01          0.00 1        0.01          0.02          0.03
                                                      ------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.01)        (0.01)        (0.00) 1      (0.01)        (0.02)        (0.03)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        1.00          1.00          1.00          1.00          1.00          1.00
                                                      ------------------------------------------------------------------------------
Total return (%)                                        0.75 2        0.59          0.46          0.83          1.99          3.02

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.65 3        0.65          0.65          0.65          0.65          0.66 4
   Gross operating expenses                             0.82 3        0.82          0.82          0.82          0.82          0.84
   Net investment income                                1.50 3        0.58          0.45          0.83          1.98          2.98
Net assets, end of period ($ x 1,000,000)              3,998         4,147         4,169         4,056         3,897         3,923

                                                       1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-       1/1/00-
VALUE ADVANTAGE SHARES                                6/30/05*      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00          1.00          1.00          1.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.01          0.01          0.01          0.01          0.02          0.03
                                                      ------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.01)        (0.01)        (0.01)        (0.01)        (0.02)        (0.03)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        1.00          1.00          1.00          1.00          1.00          1.00
                                                      ------------------------------------------------------------------------------
Total return (%)                                        0.85 2        0.79          0.66          1.03          2.19          3.22

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.45 3        0.45          0.45          0.45          0.45          0.46 5
   Gross operating expenses                             0.59 3        0.59          0.59          0.59          0.61          0.63
   Net investment income                                1.71 3        0.78          0.65          1.03          2.11          3.20
Net assets, end of period ($ x 1,000,000)              3,102         2,825         3,061         3,081         2,563         2,170

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

5 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.


8 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

+  Credit-enhanced security

~  Liquidity-enhanced security

@  Variable-rate security

*  Delayed-delivery security

/  Restricted but deemed liquid security comprised of 144A

= All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                      COST               VALUE
HOLDINGS BY CATEGORY                                ($x1,000)          ($x1,000)
--------------------------------------------------------------------------------
105.7%   MUNICIPAL
         SECURITIES                                 7,506,064         7,506,064
--------------------------------------------------------------------------------
105.7%   TOTAL INVESTMENTS                          7,506,064         7,506,064

(5.7)%   OTHER ASSETS AND
         LIABILITIES                                                   (405,710)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             7,100,354

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
       MUNICIPAL SECURITIES 105.7% of net assets

       CALIFORNIA 103.0%

       ALAMEDA CNTY IDA
    +@ RB (Aitchison Family Partnership)
          Series 1993A
          2.31%, 07/07/05                                2,560             2,560
    +@ RB (JMS Family Partnership)
          Series 1995A
          2.31%, 07/07/05                                1,000             1,000
    +@ RB (Malmberg Engineering)
          Series 1999A
          2.55%, 07/07/05                                2,205             2,205
    +@ RB (Scientific Technology)
          Series 1994A
          2.36%, 07/07/05                                2,200             2,200

       ALAMEDA-CONTRA COSTA TRANSIT
       DIST
     + 2004-05 RAN
          1.58%, 07/07/05                               12,000            12,003

       ANAHEIM HOUSING AUTH
    +@ M/F Housing RB (Casa
          Granada Apts) Series 1997A
          2.25%, 07/07/05                                3,495             3,495
    +@ M/F Housing RB (Park Vista
          Apts) Series 2000D
          2.30%, 07/07/05                               21,000            21,000
    +@ M/F Housing RB (Port Trinidad
          Apts) Series 1997C
          2.25%, 07/07/05                                1,940             1,940
    +@ M/F Housing Refunding RB
          (Sage Park) Series 1998A
          2.24%, 07/07/05                                5,500             5,500

       ASSOCIATION OF BAY AREA
       GOVERNMENTS
   +~@ Bart SFO Extension Bonds
          (Airport Premium Fare)
          Series 2002A
          1.25%, 07/07/05                                9,995             9,995
    +@ COP (Harker School
          Foundation) Series 1998
          2.28%, 07/07/05                                4,300             4,300
   +~@ Lease RB Series 2003A
          2.40%, 07/07/05                                1,000             1,000
    +@ M/F Housing RB (Artech
          Building) Series 1999A
          2.30%, 07/07/05                                3,200             3,200


                                                          See financial notes. 9

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
   +@= M/F Housing RB (Crossing
          Apts) Series 2002A
          2.24%, 07/07/05                               55,700            55,700
    +@ M/F Housing RB (Miramar
          Apts) Series 2000A
          2.24%, 07/07/05                               30,000            30,000
    +@ M/F Housing RB (Mountain
          View Apts) Series 1997A
          2.35%, 07/07/05                                6,130             6,130
    +@ M/F Housing RB (Paragon
          Apts at the Crossing) Series
          2005A
          2.27%, 07/07/05                               22,000            22,000
    +@ RB (Public Policy Institute of
          California) Series 2001A
          2.30%, 07/07/05                                9,000             9,000

       BAY AREA TOLL AUTH
   +~@ San Francisco Bay Area Toll
          Bridge RB Series 2003C
          2.23%, 07/07/05                               25,000            25,000
  +~@/ San Francisco Bay Area Toll
          Bridge RB Series D
          2.31%, 07/07/05                               10,125            10,125

       CALIFORNIA
       Economic Recovery Bonds
          Series 2004A
   +~@    2.28%, 07/07/05                                7,995             7,995
  +~@=    2.28%, 07/07/05                               25,995            25,995
  +~@/    2.28%, 07/07/05                                8,872             8,872
   +~@    2.30%, 07/07/05                               31,420            31,420
   ~@=    2.30%, 07/07/05                               39,995            39,995
   +~@    2.31%, 07/07/05                                8,495             8,495
  +~@/    2.31%, 07/07/05                                6,700             6,700
    ~@    2.31%, 07/07/05                               18,745            18,745
   ~@/    2.38%, 07/07/05                               24,000            24,000
  ~@/=    2.38%, 07/07/05                              145,000           145,000
    +@ Economic Recovery Bonds
          Series 2004C-11
          2.15%, 07/07/05                               13,615            13,615
   +~@ Economic Recovery Bonds
          Series 2004C-14
          2.20%, 07/07/05                               14,900            14,900
   +~@ Economic Recovery Bonds
          Series 2004C-15
          2.29%, 07/07/05                                8,785             8,785
   +~@ Economic Recovery Bonds
          Series 2004C-18
          2.22%, 07/07/05                                1,000             1,000
    ~@ Economic Recovery Bonds
          Series 2004C-5
          1.67%, 07/01/05                                6,220             6,220
    +@ Economic Recovery Bonds
          Series 2004C-6
          2.15%, 07/01/05                               19,900            19,900
       GO Bonds
   +~@    2.28%, 07/07/05                                7,870             7,870
   +~@    2.30%, 07/07/05                               16,795            16,795
  +~@/    2.30%, 07/07/05                               54,605            54,605
   +~@    2.31%, 07/07/05                               15,580            15,580
 +~@/=    2.31%, 07/07/05                               94,625            94,625
  +~@/    2.32%, 07/07/05                               69,545            69,545
 +~@/=    2.32%, 07/07/05                               38,020            38,020
       GO Bonds Series 1999
  +~@/    2.28%, 07/07/05                               10,835            10,835
  +~@/    2.31%, 07/07/05                               13,675            13,675
    +@ GO Bonds Series 2003A-1
          2.48%, 07/01/05                                3,125             3,125
    +@ GO Bonds Series 2003A-3
          2.30%, 07/01/05                                1,300             1,300
    +@ GO Bonds Series 2003B-4
          2.25%, 07/07/05                                3,000             3,000
    +@ GO Bonds Series 2003C-3
          2.28%, 07/07/05                               35,000            35,000
    +@ GO Bonds Series 2003C-4
          2.27%, 07/07/05                                2,400             2,400
    +@ GO Bonds Series 2004A-8
          2.25%, 07/07/05                                3,000             3,000
    +@ GO Bonds Series 2004B-6
          2.28%, 07/07/05                               21,300            21,300
  +~@/ GO Refunding Bonds
          Series 2005
          2.31%, 07/07/05                               16,165            16,165

       TECP
     ~    2.48%, 07/11/05                               37,000            37,000
     ~    2.55%, 07/11/05                                3,700             3,700
     ~    2.77%, 07/12/05                               25,762            25,762
     ~    2.55%, 07/20/05                               20,000            20,000
     ~    2.60%, 07/21/05                                9,830             9,830
     ~    2.52%, 08/03/05                               17,000            17,000
     ~    2.50%, 08/08/05                               12,800            12,800
     ~    2.52%, 08/08/05                               13,000            13,000
     ~    2.49%, 08/11/05                               25,000            25,000
     ~    2.80%, 07/14/05                                5,915             5,915
       Various Purpose GO Bonds
   +~@    2.30%, 07/07/05                                4,810             4,810
  +~@/    2.30%, 07/07/05                               11,575            11,575
   +~@    2.31%, 07/07/05                                7,680             7,680


10 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
       CALIFORNIA ALTERNATIVE ENERGY
       SOURCE FINANCING AUTH
     @ Cogeneration Facility RB
          Series 1993B
          2.25%, 07/07/05                               13,360            13,360

       CALIFORNIA DEPT OF WATER
       RESOURCES
       Power Supply RB Series 2002A
   +~@    2.30%, 07/07/05                               12,835            12,835
 +~@/=    2.30%, 07/07/05                               34,740            34,740
   +~@    2.38%, 07/07/05                                6,325             6,325
    +@ Power Supply RB
          Series 2002B-1
          2.22%, 07/01/05                                2,135             2,135
    +@ Power Supply RB
          Series 2002B-3
          2.15%, 07/01/05                                5,400             5,400
    +@ Power Supply RB
          Series 2002B-4
          2.15%, 07/01/05                                8,100             8,100
    +@ Power Supply RB
          Series 2002B-6
          2.20%, 07/01/05                                  700               700
    +@ Power Supply RB
          Series 2002C-1
          2.25%, 07/07/05                               35,000            35,000
    +@ Power Supply RB
          Series 2002C-10
          2.45%, 07/07/05                               18,040            18,040
    +@ Power Supply RB
          Series 2002C-11
          2.19%, 07/07/05                                3,100             3,100
    +@ Power Supply RB
          Series 2002C-14
          2.25%, 07/07/05                                2,010             2,010
    +@ Power Supply RB
          Series 2002C-17
          2.35%, 07/07/05                                9,000             9,000
   +~@ Power Supply RB
          Series 2002C-2
          2.25%, 07/07/05                               23,800            23,800
    +@ Power Supply RB
          Series 2002C-4
          2.35%, 07/07/05                              114,350           114,350
   +~@ Power Supply RB
          Series 2002C-7
          2.22%, 07/07/05                               23,600            23,600
  +~@/ Water Refunding RB (Big Bear
          Lake) Series 1996
          2.30%, 07/07/05                                8,445             8,445

       CALIFORNIA ECONOMIC
       DEVELOPMENT FINANCING AUTH
    +@ Airport Facilities RB (Mercury
          Air Group) Series 1998
          2.30%, 07/07/05                               13,500            13,500
    +@ IDRB (Calco) Series 1997
          2.31%, 07/07/05                                  480               480
    +@ IDRB (Gaiser Tool Co)
          Series 1997
          2.31%, 07/07/05                                1,660             1,660
    +@ IDRB (Lion Raisins)
          Series 1998
          2.30%, 07/07/05                                1,055             1,055

       CALIFORNIA EDUCATIONAL FACILITIES
       AUTH
   ~@/ RB (California Institute of
          Technology) Series 2003A
          2.31%, 07/07/05                                5,655             5,655
    +@ RB (Chapman University)
          Series 2000
          2.43%, 07/07/05                                4,600             4,600
    +@ RB (University of Judaism)
          Series 1998A
          2.30%, 07/07/05                                5,200             5,200
  +~@/ RB (University of San Francisco)
          Series 1996
          2.28%, 07/07/05                                8,995             8,995
   ~@/ RB (University of Southern
          California) Series 2003C
          2.28%, 07/07/05                               10,795            10,795

       CALIFORNIA HEALTH FACILITIES
       FINANCING AUTH
   +~@ Insured RB (Catholic Healthcare
          West) Series 1988A
          2.53%, 07/07/05                                4,200             4,200
  +~@/ RB (Kaiser Permanente)
          Series 1998A
          2.31%, 07/07/05                                9,995             9,995

       CALIFORNIA HFA
   +~/ Home Mortgage RB
          Series 1998J
          2.20%, 07/07/05                                1,550             1,550


                                                         See financial notes. 11

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
   +~@ Home Mortgage RB
          Series 2000N
          2.28%, 07/07/05                               29,775            29,775
   +~@ Home Mortgage RB
          Series 2001J
          2.36%, 07/01/05                               25,320            25,320
   +~@ Home Mortgage RB
          Series 2001R
          2.38%, 07/01/05                                6,600             6,600
   +~@ Home Mortgage RB
          Series 2002F
          2.23%, 07/01/05                               58,130            58,130
   +~@ Home Mortgage RB
          Series 2002J
          2.36%, 07/01/05                               46,095            46,095
   +~@ Home Mortgage RB
          Series 2002P
          2.40%, 07/07/05                               61,000            61,000
   +~@ Home Mortgage RB
          Series 2003D
          2.28%, 07/07/05                               13,800            13,800
   +~@ Home Mortgage RB
          Series 2003H
          2.28%, 07/07/05                               49,895            49,895
    ~@ Home Mortgage RB
          Series 2003K
          2.45%, 07/07/05                               60,110            60,110
       Home Mortgage RB
          Series 2003M
    ~@    2.28%, 07/07/05                               34,500            34,500
    ~@    2.23%, 09/28/05                                9,220             9,220
    ~@ Home Mortgage RB
          Series 2005A
          2.28%, 07/07/05                               18,000            18,000
    ~@ Home Mortgage RB
          Series 2005B
          2.38%, 07/01/05                               53,080            53,080
    ~@ M/F Housing RB III
          Series 2001G
          2.40%, 07/07/05                               56,720            56,720
    ~@ M/F Housing RB III
          Series 2002A
          2.29%, 07/07/05                               38,850            38,850
    ~@ M/F Housing RB III
          Series 2002E
          2.29%, 07/07/05                               45,610            45,610
   +~@ M/F Housing RB III
          Series 2005B
          2.54%, 07/07/05                               67,395            67,395
   ~@/ S/F Mortgage Bonds II
          Series 1997C-4
          2.31%, 07/07/05                                  950               950
   +~@ S/F Mortgage RB Draw Down
          Series 2004B-1
          2.35%, 07/07/05                               30,000            30,000
       S/F Mortgage RB Draw Down
          Series 2004B-2
  +~@=    2.35%, 07/07/05                               31,930            31,930
    ~@    2.35%, 07/07/05                               23,545            23,545
   +~@ S/F Mortgage RB
          Series 2004B-1
          2.35%, 07/07/05                               28,085            28,085
 +~@/= S/F Mortgage RB
          Series 2004B-2
          2.35%, 07/07/05                               52,560            52,560

       CALIFORNIA INFRASTRUCTURE &
       ECONOMIC DEVELOPMENT BANK
     + Bay Area Toll Bridges Seismic
          Retrofit Revenue Notes
          Second Lien CP Series 2005
          2.65%, 07/21/05                                3,300             3,300
    +@ IDRB (American-De Rosa Lamp
          Arts) Series 1999
          2.36%, 07/07/05                                4,950             4,950
    +@ IDRB (Fairmont Sign Co)
          Series 2000A
          2.45%, 07/07/05                                4,250             4,250
    +@ IDRB (Lafayette Textile
          Industries) Series 1999
          2.36%, 07/07/05                                  595               595
    +@ IDRB (Nelson Name Plate Co)
          Series 1999
          2.57%, 07/07/05                                2,950             2,950
    +@ IDRB (Roller Bearing Co)
          Series 1999
          2.55%, 07/07/05                                2,400             2,400
    +@ RB (Buck Institute For Age
          Research) Series 2001
          2.16%, 07/07/05                                8,500             8,500
    +@ RB (SRI International)
          Series 2003A
          2.28%, 07/07/05                                4,000             4,000


12 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
       CALIFORNIA POLLUTION CONTROL
       FINANCE AUTH
       Pollution Control Refunding RB
          (PG & E Co) Series 1996A
  +~@/    2.32%, 07/07/05                               34,115            34,115
  +~@/    2.33%, 07/07/05                               10,760            10,760
    +@ Pollution Control Refunding RB
          (PG & E Co) Series 1996F
           2.23%, 07/01/05                              42,050            42,050
    +@ Resource Recovery RB
          (Sanger) Series 1990A
          2.31%, 07/07/05                               19,200            19,200
    +@ Resource Recovery RB
          (Wadham Energy)
          Series 1987B
          2.21%, 07/07/05                                2,800             2,800
    +@ Solid Waste Disposal RB (Ag
          Resources III) Series 2004
          2.36%, 07/07/05                                2,790             2,790
    +@ Solid Waste Disposal RB
          (Agrifab) Series 2003
          2.36%, 07/07/05                                2,900             2,900
    +@ Solid Waste Disposal RB
          (Alameda County Industries)
          Series 2000A
          2.36%, 07/07/05                                3,375             3,375
    +@ Solid Waste Disposal RB
          (Athens Disposal Co)
          Series 1995A
          2.36%, 07/07/05                                8,900             8,900
    +@ Solid Waste Disposal RB
          (Athens Disposal Co)
          Series 1999A
          2.36%, 07/07/05                                5,700             5,700
    +@ Solid Waste Disposal RB
          (Athens Services)
          Series 2001A
          2.36%, 07/07/05                                3,700             3,700
    +@ Solid Waste Disposal RB
          (Atlas Disposal Industries)
          Series 1999A
          2.36%, 07/07/05                                3,000             3,000
    +@ Solid Waste Disposal RB
          (BLT Enterprises of Fremont)
          Series 2005A
          2.46%, 07/07/05                                7,280             7,280
    +@ Solid Waste Disposal RB (BLT
          Enterprises of Sacramento)
          Series 1999A
          2.36%, 07/07/05                                6,500             6,500
    +@ Solid Waste Disposal RB (Blue
          Line Transfer) Series 1999A
          2.36%, 07/07/05                                4,300             4,300
    +@ Solid Waste Disposal RB (Blue
          Line Transfer) Series 2001A
          2.36%, 07/07/05                                4,400             4,400
    +@ Solid Waste Disposal RB
          (Burrtec Waste Group)
          Series 2004
          2.36%, 07/07/05                                1,985             1,985
    +@ Solid Waste Disposal RB
          (Burrtec Waste Industries)
          Series 1997B
          2.36%, 07/07/05                                3,200             3,200
    +@ Solid Waste Disposal RB
          (CR&R Inc) Series 2000A
          2.39%, 07/07/05                                2,860             2,860
    +@ Solid Waste Disposal RB
          (CR&R Inc) Series 2002A
          2.39%, 07/07/05                                3,900             3,900
   +~/ Solid Waste Disposal RB
          (Cal-San) Series 1996B
          2.36%, 07/07/05                                1,750             1,750
    +@ Solid Waste Disposal RB
          (California Waste Solutions)
          Series 2002A
          2.36%, 07/07/05                                3,570             3,570
    +@ Solid Waste Disposal RB
          (California Waste Solutions)
          Series 2004A
          2.36%, 07/07/05                                8,350             8,350
    +@ Solid Waste Disposal RB
          (Cheese & Protein
          International) Series 2001A
          2.33%, 07/07/05                               10,000            10,000
    +@ Solid Waste Disposal RB
          (Cold Canyon Landfill)
          Series 1998A
          2.36%, 07/07/05                                5,845             5,845
    +@ Solid Waste Disposal RB
          (Contra Costa Waste Service)
          Series 1995A
          2.36%, 07/07/05                                2,000             2,000


                                                         See financial notes. 13

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
    +@ Solid Waste Disposal RB
          (EDCO Disposal Corp)
          Series 1996A
          2.36%, 07/07/05                               13,950            13,950
    +@ Solid Waste Disposal RB
          (EDCO Disposal Corp)
          Series 2004A
          2.36%, 07/07/05                               22,200            22,200
    +@ Solid Waste Disposal RB
          (Escondido Disposal/Jemco
          Equipment Corp)
          Series 1998A
          2.46%, 07/07/05                                7,845             7,845
    +@ Solid Waste Disposal RB
          (Federal Disposal Service)
          Series 2001A
          2.41%, 07/07/05                                1,950             1,950
    +@ Solid Waste Disposal RB
          (Greenteam of San Jose)
          Series 2001A
          2.36%, 07/07/05                               10,900            10,900
    +@ Solid Waste Disposal RB
          (Greenwaste of Tehama)
          Series 1999A
          2.36%, 07/07/05                                1,175             1,175
    +@ Solid Waste Disposal RB
          (Madera Disposal Systems
          Inc) Series 1998A
          2.36%, 07/07/05                                1,800             1,800
    +@ Solid Waste Disposal RB
          (Marborg Industries)
          Series 2000A
          2.36%, 07/07/05                                4,170             4,170
    +@ Solid Waste Disposal RB
          (Metropolitan Recycling Corp)
          Series 2000B
          2.41%, 07/07/05                                3,190             3,190
    +@ Solid Waste Disposal RB
          (Mottra Corp) Series 2002A
          2.36%, 07/07/05                                1,910             1,910
    +@ Solid Waste Disposal RB
          (Napa Recycling & Waste
          Services) Series 2005A
          2.46%, 07/07/05                                5,260             5,260
    +@ Solid Waste Disposal RB
          (Norcal Waste System)
          Series 2001
          2.36%, 07/07/05                               11,015            11,015
    +@ Solid Waste Disposal RB
          (Norcal Waste System)
          Series 2002A
          2.36%, 07/07/05                                6,000             6,000
    +@ Solid Waste Disposal RB
          (Norcal Waste System)
          Series 2003A
          2.36%, 07/07/05                                4,000             4,000
    +@ Solid Waste Disposal RB
          (Orange Ave Disposal Co)
          Series 2002A
          2.36%, 07/07/05                                6,105             6,105
    +@ Solid Waste Disposal RB (Ratto
          Group of Companies)
          Series 2001A
          2.36%, 07/07/05                                4,045             4,045
    +@ Solid Waste Disposal RB (Sanco
          Services) Series 2002A
          2.46%, 07/07/05                                3,600             3,600
    +@ Solid Waste Disposal RB
          (Santa Clara Valley Disposal)
          Series 2001A
          2.36%, 07/07/05                                5,135             5,135
    +@ Solid Waste Disposal RB
          (Santa Clara Valley Industries)
          Series 1998A
          2.41%, 07/07/05                                2,100             2,100
    +@ Solid Waste Disposal RB
          (Solag Disposal)
          Series 1997A
          2.39%, 07/07/05                                2,135             2,135
    +@ Solid Waste Disposal RB
          (Specialty Solid Waste &
          Recycling) Series 2001A
          2.41%, 07/07/05                                2,280             2,280
    +@ Solid Waste Disposal RB
          (Talco Plastics) Series 1997A
          2.36%, 07/07/05                                3,275             3,275
    +@ Solid Waste Disposal RB
          (Tri-CED Community
          Recycling) Series 1998A
          2.36%, 07/07/05                                1,465             1,465
    +@ Solid Waste Disposal RB
          (Valley Vista Services)
          Series 2003A
          2.36%, 07/07/05                                4,310             4,310


 14 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
    +@ Solid Waste Disposal RB
          (West Valley MRF)
          Series 1997A
          2.46%, 07/07/05                                3,260             3,260
    +@ Solid Waste Disposal RB
          (Zanker Road Landfill)
          Series 1999C
          2.41%, 07/07/05                                5,420             5,420
    +@ Solid Waste RB (CR&R Inc)
          Series 1995A
          2.39%, 07/07/05                                3,160             3,160
    +@ Solid Waste RB (Greenteam of
          San Jose) Series 1997A
          2.36%, 07/07/05                                1,280             1,280

       CALIFORNIA SCHOOL CASH RESERVE
       PROGRAM AUTH
       Pool Bonds Series 2004A
    +=    1.60%, 07/06/05                               81,000            81,015
    +=    1.89%, 07/06/05                               12,525            12,527
    +=    1.94%, 07/06/05                               40,000            40,006
    += Pool Bonds Series 2005A
          2.60%, 07/06/06                              121,675           123,335

       CALIFORNIA STATE PUBLIC WORKS
       BOARD
   +~@ Dept of Corrections Lease
          Refunding RB Series 2004E
          2.31%, 07/07/05                                7,100             7,100
  +~@/ Lease RB (University of
          California) Series 1997C
          2.31%, 07/07/05                               10,900            10,900
  +~@/ Lease RB Series 1999A
          2.31%, 07/07/05                                9,985             9,985
   ~@/ Lease Revenue (University of
          California) Series 2005C
          2.13%, 07/07/05                               26,785            26,785
  +~@/ Refunding Lease RB (Dept of
          Corrections) Series 1993A
          2.31%, 07/07/05                                3,000             3,000

       CALIFORNIA STATE UNIVERSITY
       INSTITUTE
     + TECP Series A
          2.68%, 08/08/05                                5,545             5,545

       CALIFORNIA STATEWIDE
       COMMUNITIES DEVELOPMENT
       AUTH
  +~@/    2004 TRAN Series B-1
          2.38%, 07/07/05                               24,365            24,365
   ~@= 2004 TRAN Series B-2
          2.38%, 07/07/05                               50,000            50,000
  +~@/ COP (Sutter Health Related
          Group)
          2.31%, 07/07/05                                5,000             5,000
    +@ IDRB (Biocol Investments)
          Series 1997B
          2.50%, 07/07/05                                1,405             1,405
    +@ IDRB (Cowden Metal Stamping
          & Tooling) Series 1997A
          2.50%, 07/07/05                                1,145             1,145
    +@ IDRB (Golden Valley Grape
          Juice & Wine) Series 1998
          2.45%, 07/07/05                                  630               630
    +@ IDRB (Integrated Rolling Co)
          Series 1999A
          2.57%, 07/07/05                                1,600             1,600
    +@ IDRB (RL Group) Series 1998C
          2.45%, 07/07/05                                1,485             1,485
    +@ M/F Housing RB (Agave at Elk
          Grove Apts) Series 2003DD
          2.24%, 07/07/05                               15,100            15,100
    +@ M/F Housing RB (Bay Vista
          at Meadow Park Apts)
          Series 2003NN-1
          2.27%, 07/07/05                               15,000            15,000
    +@ M/F Housing RB (Bay Vista at
          Meadow Park Apts)
          Series 2003NN-2
          2.27%, 07/07/05                                5,000             5,000
    +@ M/F Housing RB (Creekside
          at Meadow Park Apts)
          Series 2002HH
          2.24%, 07/07/05                               10,135            10,135
    +@ M/F Housing RB (Cypress
          Villa Apts) Series 2000F
          2.24%, 07/07/05                                4,725             4,725
    +@ M/F Housing RB (Dublin
          Ranch Senior Apts)
          Series 2003OO
          2.27%, 07/07/05                               15,090            15,090
    +@ M/F Housing RB (Emerald
          Gardens Apts) Series 2000E
          2.24%, 07/07/05                                7,320             7,320
    +@ M/F Housing RB (Fairway
          Family Apts) Series 2003PP
          2.27%, 07/07/05                               30,000            30,000


                                                         See financial notes. 15

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
    +@ M/F Housing RB (Heritage
          Oaks Apts) Series 2004YY
          2.24%, 07/07/05                                7,000             7,000
    +@ M/F Housing RB (Kimberly
          Woods Apts) Series 1995B
          2.30%, 07/07/05                               13,400            13,400
    +@ M/F Housing RB (Las Flores
          Village Apts) Series 2004JJ
          2.24%, 07/07/05                               13,500            13,500
    +@ M/F Housing RB (Laurel Park
          Senior Apts) Series 2002H
          2.30%, 07/07/05                                5,500             5,500
    +@ M/F Housing RB (Los Padres
          Apts) Series 2003E
          2.24%, 07/07/05                               10,750            10,750
    +@ M/F Housing RB (Marlin Cove
          Apts) Series 2000V
          2.24%, 07/07/05                                8,000             8,000
    +@ M/F Housing RB (Oak Center
          Towers) Series 2005L
          2.36%, 07/07/05                               11,450            11,450
   +@/ M/F Housing RB (Oakmont of
         Concord) Series 2002Q
         2.33%, 07/07/05                                25,000            25,000
    +@ M/F Housing RB (Park David
          Senior Apts) Series 1999D
          2.24%, 07/07/05                                8,220             8,220
    +@ M/F Housing RB (Plaza Club
          Apts) Series 1997A
          2.28%, 07/07/05                               10,290            10,290
    +@ M/F Housing RB (Rancho
          Santa Fe Village Apts)
          Series 2004EE
          2.35%, 07/07/05                               13,000            13,000
    +@ M/F Housing RB (Silvercrest
          Residence) Series 2003EEE
          2.30%, 07/07/05                               23,130            23,130
    +@ M/F Housing RB (The Belmont)
          Series 2005F
          2.24%, 07/07/05                               10,500            10,500
    +@ M/F Housing RB (The Fountains
          At Seacliff Apts) Series 2002Y
          2.24%, 07/07/05                               12,595            12,595
    +@ M/F Housing RB (Valley Palms
          Apts) Series 2002C
          2.24%, 07/07/05                               12,000            12,000
    +@ M/F Housing RB (Victoria Palm
          Villa Apts) Series 2003VV
          2.29%, 07/07/05                               34,000            34,000
    +@ M/F Housing RB (Wilshire
          Court Apts) Series 2003M
          2.24%, 07/07/05                               15,000            15,000
    +@ M/F Housing RB (Wilshire
          Court Apts) Series 2004AAA
          2.24%, 07/07/05                                5,000             5,000
    +@ M/F Housing RB (Woodsong
          Apts) Series 1997B
          2.25%, 07/07/05                                3,227             3,227
    +@ M/F Housing RB (Wyndover
          Apts) Series 2004LL
          2.24%, 07/07/05                                9,000             9,000
    +@ RB (Elder Care Alliance)
          Series 2000
          2.29%, 07/07/05                               12,560            12,560
   +~@ RB (Gemological Institute)
          Series 2001
          2.22%, 07/07/05                                8,910             8,910
    +@ RB (Japanese American
          National Museum)
          Series 2000A
          2.28%, 07/07/05                                4,600             4,600
    +@ RB (Jewish Federation Council
          of Greater Los Angeles)
          Series 2000A
          2.36%, 07/07/05                                3,600             3,600
     @ RB (Kaiser Permanente)
          Series 2001B
          1.75%, 07/05/05                               31,500            31,500
       RB (Kaiser Permanente)
          Series 2004K
          2.58%, 07/20/05                               27,000            27,000
    +@ RB (Laurence School)
          Series 2003
          2.30%, 07/07/05                                3,950             3,950
    +@ RB (National Public Radio)
          Series 2002
          2.28%, 07/07/05                                1,365             1,365
    +@ RB (Painted Turtle) Series 2003
          2.30%, 07/07/05                                7,460             7,460
    +@ Refunding RB (13th & I
          Associates) Series 1991
          2.50%, 07/07/05                                3,905             3,905
     * TRAN Series 2005A-2
          2.62%, 06/30/06                               12,500            12,668
     * TRAN Series 2005A-3
          2.62%, 06/30/06                                7,500             7,601


16 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
       TRAN Series 2005A-4
     *    2.62%, 06/30/06                               42,500            43,070
          2.63%, 06/30/06                               27,500            27,866
     *    2.63%, 06/30/06                               19,500            19,760
     * TRAN Series 2005A-5
          2.62%, 06/30/06                               50,000            50,670

       CARLSBAD
    +@ M/F Housing Refunding RB
          (Santa Fe Ranch Apts)
          Series 1993A
          2.29%, 07/07/05                               14,400            14,400

       CENTRAL UNIFIED SD
  +~@/ GO Refunding Bonds
          Series 2005
          2.32%, 07/07/05                               11,855            11,855

       CLOVIS UNIFIED SD
     * 2005 TRAN
          2.74%, 07/05/06                               19,000            19,232

       CONTRA COSTA CNTY
    +@ M/F Mortgage RB (El Cerrito
          Royale) Series 1987A
          2.30%, 07/07/05                                2,480             2,480

       DAVIS COMMUNITY FACILITIES
       DIST 1992-2
    +@ Special Tax Bonds (East Davis
          Mace Ranch Area II)
          Series 2000
          2.28%, 07/07/05                                3,100             3,100

       DIAMOND BAR PUBLIC FINANCING
       AUTH
    +@ Lease RB (Community
          Center) Series 2002A
          2.40%, 07/07/05                                5,755             5,755

       DUBLIN HOUSING AUTH
    +@ M/F Housing RB (Park
          Sierra At Iron Horse Trail)
          Series 1998A
          2.28%, 07/07/05                               14,900            14,900

       EAST BAY MUNICIPAL UTILITY DIST
   +~@ Wastewater System
          Subordinated Refunding RB
          Series 2005-2
          2.35%, 07/07/05                                5,000             5,000
   +~@ Water System Subordinated
          Refunding RB
          Series 2005B-3
          2.35%, 07/07/05                                5,000             5,000
       Water System TECP
     ~    2.73%, 07/05/05                               10,800            10,800
     ~    2.37%, 07/06/05                               25,000            25,000
     ~    2.75%, 07/07/05                               36,500            36,500
     ~    2.40%, 07/19/05                               17,800            17,800
     ~    2.45%, 08/01/05                               13,000            13,000

       EAST SIDE UNION HIGH SD
  +~@/ GO Refunding Bonds
          Series 2003B
          2.30%, 07/07/05                               24,025            24,025

       EL CAJON REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (Park-
          Mollison & Madison Apts)
          Series 1998
          2.28%, 07/07/05                                4,900             4,900

       EL CAMINO COMMUNITY COLLEGE
       DIST
  +~@/ GO Bonds Series 2003A
          2.31%, 07/07/05                               16,100            16,100

       EMERYVILLE REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (Bay St Apts)
          Series 2002A
          2.28%, 07/07/05                               33,215            33,215

       EVERGREEN ELEMENTARY SD
  +~@/ 2005 GO Refunding Bonds
          2.30%, 07/07/05                               16,230            16,230

       FILLMORE PUBLIC FINANCING AUTH
    +@ RB (Central City Redevelopment
          Area) Series 2003A
          2.32%, 07/07/05                                2,585             2,585

       FOOTHILL-DE ANZA COMMUNITY
       COLLEGE DIST
   ~@/ GO Bonds Series A
          2.31%, 07/07/05                                9,970             9,970

       FRESNO IDA
    +@ IDRB (Keiser Corp) Series 1997
          2.36%, 07/07/05                                1,500             1,500


                                                         See financial notes. 17

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
       HAYWARD
    +@ M/F Housing RB (Lord
          Tennyson Apts) Series 2005A
          2.32%, 07/07/05                               13,915            13,915
    +@ M/F Housing RB (Shorewood
          Apts) Series 1984A
          2.29%, 07/07/05                               12,100            12,100

       HAYWARD HOUSING AUTH
    +@ M/F Mortgage Refunding RB
          (Huntwood Terrace Apts)
          Series 1993A
          2.54%, 07/07/05                                5,255             5,255

       HERCULES PUBLIC FINANCING AUTH
    +@ Lease RB Series 2003A
          2.30%, 07/07/05                                7,000             7,000

       HERCULES REDEVELOPMENT
       AGENCY
    +@ IDRB (Pro Media)
          Series 2000A
          2.55%, 07/07/05                                2,500             2,500

       HUNTINGTON BEACH
    +@ M/F Housing RB (Five Points
          Seniors) Series 1991A
          2.28%, 07/07/05                                9,500             9,500

       HUNTINGTON PARK
       REDEVELOPMENT AGENCY
    +@ M/F Housing RB (Casa Rita
          Apts) Series 1994A
          2.28%, 07/07/05                                4,950             4,950

       IRVINE ASSESSMENT
       DIST NO.04-20
    +@ Limited Obligation Improvement
          Bonds Series A
          2.20%, 07/07/05                               24,400            24,400

       IRVINE ASSESSMENT DIST NO.87-8
    +@ Limited Obligation Improvement
          Bonds Series 1999
          2.20%, 07/01/05                                  200               200

       KERN CNTY
    +@ COP Series 1986A
          2.20%, 07/07/05                                  700               700

       LA QUINTA FINANCING AUTH
  +~@/ Local Agency RB Series 2004A
          2.30%, 07/07/05                                6,320             6,320

       LIVERMORE REDEVELOPMENT
       AGENCY
    +@ M/F Housing Refunding RB
          (Livermore Senior Housing
          Apts) Series 2002A
          2.35%, 07/01/05                                4,350             4,350

       LONG BEACH
   +~@ Harbor Refunding RB
          Series 2005A
          2.33%, 07/07/05                                8,220             8,220

       LONG BEACH HARBOR DEPT
  +~@/ Harbor Refunding RB
          Series 2005A
          2.33%, 07/07/05                                2,560             2,560

       LONG BEACH HARBOR FACILITIES
       CORP
   +~@ Harbor RB Series 2002A
          2.26%, 07/07/05                               25,210            25,210
       Harbor TECP Series A
     ~ 2.88%, 07/08/05                                   9,000             9,000
     ~ 2.50%, 08/04/05                                  28,750            28,750

       LONG BEACH HOUSING AUTH
    +@ M/F Housing Refunding RB
          (Channel Point Apts)
          Series 1998A
          2.20%, 07/07/05                                7,000             7,000

       LOS ANGELES
   +~@ GO Bonds Series 2004A
          2.30%, 07/07/05                                9,000             9,000
  +~@/ GO Refunding Bonds
          Series 1998A
          2.30%, 07/07/05                                4,150             4,150
    +@ M/F Housing RB (Beverly Park
          Apts) Series 1988A
          2.24%, 07/07/05                               34,000            34,000
    +@ M/F Housing RB (Channel
          Gateway Apts) Series 1989B
          2.28%, 07/07/05                               47,700            47,700
    +@ M/F Housing RB (Fountain
          Park Phase II) Series 2000B
          2.20%, 07/07/05                               14,185            14,185
    +@ M/F Housing RB (Fountain
          Park) Series 1999P
          2.20%, 07/07/05                               20,000            20,000
    +@ M/F Housing RB Series 1985K
          2.32%, 07/07/05                                  852               852


18 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
    +@ M/F Housing Refunding RB
          (Tri-City) Series 2001I
          2.20%, 07/07/05                                  600               600
       Wastewater System TECP
    ~=    2.37%, 07/11/05                               34,000            34,000
    ~=    2.43%, 07/13/05                               51,875            51,875

       LOS ANGELES AIRPORT DEPT
       TECP (Los Angeles
          International Airport)
          Series A
     +    2.75%, 07/07/05                                6,700             6,700
          Series B
     +    2.77%, 07/07/05                                6,800             6,800

       LOS ANGELES CNTY
     = 2005-06 TRAN Series A
          2.54%, 06/30/06                               94,750            96,095

       LOS ANGELES CNTY CAPITAL ASSET
       LEASING CORP
     + Lease Revenue TECP
          2.37%, 07/06/05                               25,710            25,710
          2.85%, 07/07/05                               17,860            17,860
          2.43%, 07/13/05                               21,300            21,300
          2.45%, 07/08/05                               21,500            21,500

       LOS ANGELES CNTY METROPOLITAN
       TRANSPORTATION AUTH
  +~@/ Sales Tax RB Series 1997A
          2.31%, 07/07/05                               23,830            23,830
       Second Subordinate Sales Tax
          Revenue TECP Series A
     +    2.45%, 07/06/05                               35,193            35,193
     +    2.87%, 07/06/05                               26,154            26,154
     +    2.37%, 07/07/05                               20,000            20,000
     +    2.45%, 07/07/05                               25,267            25,267
     +    2.75%, 07/08/05                               18,000            18,000
    +=    2.53%, 08/08/05                               38,684            38,684
  +~@/ Sr Sales Tax RB Series 2001A
          2.31%, 07/07/05                               12,600            12,600
  +~@/ Sr Sales Tax Refunding RB
          Series 2001B
          2.31%, 07/07/05                               24,750            24,750

       LOS ANGELES COMMUNITY
       REDEVELOPMENT AGENCY
    +@ M/F Housing RB (Metropolitan
          Lofts Apts) Series 2002A
          2.27%, 07/07/05                               17,750            17,750
    +@ M/F Housing RB (Wilshire
          Station Apt) Series 2003A
          2.35%, 07/01/05                                4,300             4,300

       LOS ANGELES DEPT OF WATER &
       POWER
  +~@/ Power System RB
          Series 2001A
          2.31%, 07/07/05                               24,750            24,750
       Power System RB
          Series 2001A-1
  +~@/    2.31%, 07/07/05                               15,000            15,000
    ~@    2.32%, 07/07/05                                7,120             7,120
    ~@ Power System RB
          Series 2001B-3
          2.22%, 07/01/05                                3,670             3,670
       Power System Revenue CP
          Notes
    ~=    2.85%, 07/12/05                               40,000            40,000
     ~    2.40%, 08/10/05                                4,000             4,000
     ~    2.40%, 09/06/05                                8,000             8,000
     ~    2.50%, 09/07/05                               35,000            35,000
  +~@/ Water System RB Series 2001A
          2.28%, 07/07/05                               12,707            12,707
  +~@/ Water Works RB Series 1999
          2.31%, 07/07/05                               22,090            22,090

       LOS ANGELES HARBOR DEPT
     ~ TECP Series B
          2.43%, 07/19/05                               20,661            20,661
          2.63%, 07/01/05                               11,282            11,282
          2.77%, 07/05/05                               10,100            10,100
          2.80%, 07/08/05                               10,072            10,072

       LOS ANGELES MUNICIPAL
       IMPROVEMENT CORP
       Lease Revenue TECP
          Series A-1
     +    2.73%, 07/08/05                               21,981            21,981
     +    2.40%, 08/10/05                               13,800            13,800

       LOS ANGELES UNIFIED SD
       2004-2005 TRAN Series A
   ~@=    2.38%, 07/07/05                               59,500            59,500
  ~@/=    2.38%, 07/07/05                               79,800            79,800
   +~@ GO Bonds Election of 2002
          Series 2003A
          2.31%, 07/07/05                               20,810            20,810
  +~@/ GO Bonds Series 1999C
          2.31%, 07/07/05                               16,400            16,400


                                                         See financial notes. 19

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
       LOS ANGELES WASTEWATER
       SYSTEM
  +~@/ RB Series 1998A
          2.31%, 07/07/05                               17,000            17,000
   +~@ Refunding RB Series 2002A
          2.31%, 07/07/05                               12,245            12,245

       M-S-R PUBLIC POWER AGENCY
   +~@ Subordinate Lien RB
          (San Juan) Series 1997E
          2.20%, 07/07/05                                6,500             6,500

       MADERA CNTY
    +@ Lease RB (Madera Municipal
          Golf Course Refinancing)
          Series 1993
          2.24%, 07/07/05                                3,050             3,050

       MARTINEZ
    +@ M/F Housing Refunding RB
          (Muirwood Garden Apts)
          Series 2003A
          2.23%, 07/07/05                                6,800             6,800

       MT SAN ANTONIO COMMUNITY
       COLLEGE DIST
  +~@/ GO Bonds 2001 Election
          Series 2004B
          2.31%, 07/07/05                               13,140            13,140

       MT SAN JACINTO WINTER PARK
       AUTH
    +@ COP (Palm Springs Aerial
          Tramway) Series 1998
          2.28%, 07/07/05                                3,300             3,300
    +@ COP (Palm Springs Aerial
          Tramway) Series 2000B
          2.28%, 07/07/05                                2,900             2,900

       OAKLAND
  +~@/ Insured RB (180 Harrison
          Foundation) Series 1999A
          2.31%, 07/07/05                                4,500             4,500

       OCEANSIDE
    +@ M/F Mortgage RB (Riverview
          Springs Apts) Series 1990A
          2.28%, 07/07/05                               11,970            11,970

       ORANGE CNTY
    +@ Apt Development Refunding RB
          (Villas Aliento) Series 1998E
          2.25%, 07/07/05                                4,500             4,500
    +@ COP (Florence Crittenton
          Services) Series 1990
          2.16%, 07/07/05                                4,900             4,900

       ORANGE CNTY LOCAL
       TRANSPORTATION AUTH
     + Sales Tax Revenue TECP
          2.48%, 08/08/05                               30,500            30,500

       ORANGE CNTY SANITATION DIST
  +~@/ COP Series 2003
          2.28%, 07/07/05                                2,132             2,132

       PALO ALTO UNIFIED SD
   ~@/ GO Bonds Series B
          2.31%, 07/07/05                                6,000             6,000

       PETALUMA CITY (ELEMENTARY) SD
     * 2005 TRAN
          2.58%, 07/06/06                                4,020             4,075

       PETALUMA COMMUNITY
       DEVELOPMENT COMMISSION
    +@ M/F Housing RB (Oakmont)
          Series 1996A
          2.30%, 07/07/05                                3,350             3,350

       PINOLE REDEVELOPMENT AGENCY
    +@ M/F Housing RB (East Bluff
          Apts) Series 1998A
          2.35%, 07/07/05                                4,959             4,959

       PITTSBURG REDEVELOPMENT
       AGENCY
   +~@ Subordinate Tax Allocation
          Bonds (Los Medanos
          Community Development)
          Series 2004A
          2.25%, 07/07/05                                2,000             2,000

       PLEASANT HILL
    +@ M/F Mortgage RB (Brookside
          Apts) Series 1988A
          2.20%, 07/07/05                                4,300             4,300

       PLEASANTON
    +@ M/F Housing RB (Busch Senior
          Housing) Series 2003A
          2.24%, 07/07/05                               13,360            13,360

       PORT OF OAKLAND
       CP Notes Series D
     +    2.80%, 07/08/05                               38,213            38,213
     +    2.35%, 07/12/05                               24,000            24,000


20 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
       RB Series 2000K
   +~@    2.33%, 07/07/05                                4,690             4,690
  +~@/    2.33%, 07/07/05                               18,370            18,370
  +~@/    2.36%, 07/07/05                               15,000            15,000

       REDWOOD CITY
    +@ COP (City Hall) Series 1998
          2.30%, 07/07/05                                3,070             3,070

       RICHMOND
    +@ M/F Housing RB (Baycliff Apts)
          Series 2004A
          2.24%, 07/07/05                               28,800            28,800

       RIVERSIDE CNTY
     + Transportation Commission CP
          Notes (Limited Tax Bonds)
          2.80%, 07/08/05                               10,904            10,904

       RIVERSIDE CNTY HOUSING AUTH
    +@ M/F Housing RB (Victoria
          Springs Apts) Series 1989C
          2.28%, 07/07/05                                9,000             9,000
    +@ M/F Housing Refunding RB
          (Tyler Springs Apts)
          Series 1999C
          2.20%, 07/07/05                                8,300             8,300

       ROSEVILLE JOINT UNION HIGH SD
   +~@ COP Series 2003
          2.30%, 07/07/05                                5,935             5,935

       SACRAMENTO CNTY
       2004 TRAN Series A
          1.65%, 07/11/05                               35,000            35,013
    +@ Special Facilities Airport RB
          (Cessna Aircraft Co)
          Series 1998
          2.29%, 07/07/05                                3,300             3,300

       SACRAMENTO CNTY HOUSING AUTH
    +@ M/F Housing RB (Carlton Plaza
          Senior Apts) Series 2003E
          2.33%, 07/07/05                               14,000            14,000
    +@ M/F Housing RB (Hastings
          Park Apts) Series 2004G
          2.24%, 07/07/05                               16,500            16,500
    +@ M/F Housing RB (Hidden Oaks
          Apts) Series 1999C
          2.24%, 07/07/05                                6,300             6,300
    +@ M/F Housing Refunding RB
          (Chesapeake Commons Apts)
          Series 2001C
          2.28%, 07/07/05                               28,000            28,000

       SACRAMENTO CNTY SANITATION
       DIST FINANCING AUTH
  +~@/ RB (District #1) Series 2005
          2.28%, 07/07/05                               15,580            15,580
   ~@/ RB Series 2000A
          2.30%, 07/07/05                                6,090             6,090

       SACRAMENTO HOUSING AUTH
    +@ M/F Housing RB (Atrium Court
          Apts) Series 2002G
          2.24%, 07/07/05                               17,200            17,200
    +@ M/F Housing RB (St Anton
          Building Apts) Series 2003I
          2.24%, 07/07/05                                8,000             8,000

       SACRAMENTO MUNICIPAL UTILITY
       DIST
    += CP Notes Series I
          2.48%, 08/11/05                               48,000            48,000

       SACRAMENTO REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (18th & L
          Apts) Series 2002E
          2.24%, 07/07/05                               21,075            21,075

       SACRAMENTO UNIFIED SD
       2004-05 TRAN
          2.05%, 11/30/05                               10,000            10,059

       SAN BERNARDINO CNTY
   +~@ COP (Medical Center)
          Series 1998
          2.10%, 07/07/05                                2,000             2,000

       SAN DIEGO CNTY & SD
       TRAN Note Participations
          Series 2004A
     =    1.58%, 07/25/05                               15,000            15,016
     =    1.59%, 07/25/05                              102,600           102,710
     * TRAN Note Participations
          Series 2005A
          2.58%, 07/14/06                               45,000            45,644

       SAN DIEGO HOUSING AUTH
    +@ M/F Housing RB (Delta Village
          Apts) Series 2005A
          2.35%, 07/07/05                                9,000             9,000


                                                         See financial notes. 21

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
    +@ M/F Housing RB (Hillside
          Garden Apts) Series 2004B
          2.24%, 07/07/05                               13,595            13,595
    +@ M/F Mortgage Refunding RB
          (Creekside Villa Apts)
          Series 1999B
          2.28%, 07/07/05                                6,000             6,000

       SAN DIEGO UNIFIED SD
       2004-2005 TRAN Series A
          1.59%, 07/25/05                               75,000            75,068
     * 2005-2006 TRAN Series A
          2.64%, 07/24/06                               60,000            60,844
   +~/ GO Bonds Series 2002D
          2.31%, 07/07/05                               12,280            12,280
  +~@/ GO Bonds Series 2003E
          2.31%, 07/07/05                               21,665            21,665

       SAN FRANCISCO AIRPORTS
       COMMISSION
  +~@/ Second Series RB Series 18B
          2.28%, 07/07/05                               16,255            16,255
  +~@/ Second Series RB Series 24A
          2.35%, 07/07/05                               12,670            12,670

       SAN FRANCISCO CITY & CNTY
   +~@ GO Bonds (Laguna Honda
          Hospital, 1999) Series 2005D
          2.20%, 07/07/05                                3,100             3,100
    +@ M/F Housing RB (Carter
          Terrace Apts) Series 2002B
          2.34%, 07/07/05                                7,000             7,000
    +@ M/F Housing Refunding RB
          (City Heights Apts)
          Series 1997A
          2.30%, 07/07/05                               19,800            19,800

       SAN FRANCISCO CITY & CNTY
       HOUSING AUTH
    +@ M/F Housing Refunding RB
          (Valencia Gardens)
          Series 2004
          2.28%, 07/07/05                               20,000            20,000

       SAN FRANCISCO CITY & CNTY
       REDEVELOPMENT AGENCY
    +@ M/F Housing RB (Derek Silva
          Community) Series 2002D
          2.34%, 07/07/05                                5,900             5,900
    +@ M/F Housing RB (Ocean Beach
          Apts) Series 2001B
          2.33%, 07/07/05                                7,135             7,135
    +@ M/F Housing Refunding RB
          (Fillmore Center)
          Series 1992A2
          2.31%, 07/07/05                                3,750             3,750

       SAN FRANCISCO CNTY
       TRANSPORTATION AUTH
       CP Notes Series A & B
     ~    2.37%, 07/06/05                               20,000            20,000
     ~    2.37%, 07/07/05                                7,500             7,500
     ~    2.45%, 07/08/05                               25,000            25,000
     ~    2.85%, 07/12/05                               12,500            12,500
     ~    2.84%, 07/13/05                               10,000            10,000

       SAN FRANCISCO UNIFIED SD
     = 2004 TRAN
          2.06%, 12/01/05                               37,500            37,722

       SAN GABRIEL VALLEY COUNCIL OF
       GOVERNMENTS
       GAN (Alameda Corridor
          Transportation)
     +    2.75%, 07/08/05                               12,100            12,100
     +    2.37%, 07/12/05                               25,300            25,300

       SAN JOAQUIN CNTY
       TRANSPORTATION AUTH
     + Sales Tax Revenue TECP
          2.87%, 07/12/05                                7,000             7,000

       SAN JOSE
  +~@/ GO Bonds (Libraries, Parks &
          Public Safety) Series 2002
          2.28%, 07/07/05                               11,223            11,223
    +@ M/F Housing RB (Almaden
          Family Apts) Series 2003D
          2.24%, 07/07/05                                5,000             5,000
    +@ M/F Housing RB (Almaden
          Lake Village Apts)
          Series 1997A
          2.28%, 07/07/05                               20,400            20,400
    +@ M/F Housing RB (Betty Anne
          Gardens Apts) Series 2002A
          2.28%, 07/07/05                                7,510             7,510
    +@ M/F Housing RB (El Paseo
          Apts) Series 2002B
          2.28%, 07/07/05                                5,145             5,145
    +@ M/F Housing RB (Raintree
          Apts) Series 2005A
          2.34%, 07/07/05                               10,500            10,500


22 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
    +@ M/F Housing RB (Siena at
          Renaissance Square Apts)
          Series 1996A
          2.24%, 07/07/05                               21,500            21,500

       SAN JOSE FINANCING AUTH
   +~@ Lease RB (Land Acquisition)
          Series 2005B
          2.30%, 07/07/05                               12,845            12,845

       SAN JOSE REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (101 San
          Fernando Apts) Series 1998A
          2.33%, 07/07/05                               38,000            38,000
    +@ Merged Area Redevelopment
          Project Subordinate Housing
          Tax Allocation Bonds
          Series 2005C
          2.30%, 07/07/05                               16,575            16,575
    +@ Merged Area Redevelopment
          Project Subordinate Housing
          Tax Allocation Bonds
          Series 2005D
          2.30%, 07/07/05                               10,000            10,000

       SAN MARCOS REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (Grandon
          Village) Series 2002A
          2.35%, 07/07/05                               13,500            13,500

       SANTA BARBARA CNTY
       2004-2005 TRAN Series A
          1.57%, 07/26/05                                7,375             7,382
     * 2005-2006 TRAN Series A
          2.64%, 07/25/06                               28,500            28,905

       SANTA CRUZ CNTY
       2004-2005 TRAN Series A
          1.62%, 07/06/05                               10,000            10,002

       SANTA FE SPRINGS IDA
    +@ IDRB (Tri-West) Series 1983
          2.85%, 07/30/05                                4,000             4,000

       SANTA ROSA
    +@ Wastewater Refunding RB
          Series 2004A
          2.30%, 07/07/05                               23,000            23,000

       SANTA ROSA HOUSING AUTH
    +@ M/F Housing RB (Quail Run
          Apts) Series 1997A
          2.35%, 07/07/05                                8,380             8,380

       SIERRA JOINT COMMUNITY COLLEGE
       DIST
   +~@ School Facilities Improvement
          Dist No.1 & 2
          Election of 2004 GO Bonds Series A
          2.30%, 07/07/05                               12,460            12,460

       SOUTH PLACER WASTEWATER AUTH
   +~@ Wastewater RB Series B
          2.16%, 07/07/05                                5,200             5,200

       SOUTH SAN FRANCISCO
    +@ M/F Housing RB (Magnolia
          Plaza Apts) Series 1987A
          2.31%, 07/07/05                                5,500             5,500

       SOUTHERN CALIFORNIA HOME
       FINANCING AUTH
    ~@ S/F Mortgage RB
          Series 2004A
          2.29%, 07/07/05                               24,800            24,800
    ~@ S/F Mortgage RB
          Series 2004B
          2.29%, 07/07/05                               15,980            15,980

       SOUTHERN CALIFORNIA
       METROPOLITAN WATER DIST
   ~@/ Water RB Series 1999A
          2.31%, 07/07/05                               18,500            18,500
    ~@ Water RB Series 2000B-3
          2.30%, 07/01/05                                1,000             1,000
    ~@ Water RB Series 2001C-2
          2.12%, 07/01/05                               23,900            23,900
    ~@ Water Refunding RB
          Series 2001B-1
          2.20%, 07/07/05                                3,000             3,000
    ~@ Water Refunding RB
          Series 2001B-2
          2.50%, 07/07/05                                4,900             4,900
    ~@ Water Refunding RB
          Series 2002A
          2.22%, 07/07/05                                6,255             6,255
    ~@ Water Refunding RB
          Series 2003C-2
          2.20%, 07/07/05                               36,300            36,300


                                                         See financial notes. 23

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
    ~@ Water Refunding RB
          Series 2003C-3
          2.21%, 07/07/05                               27,910            27,910

       SOUTHERN CALIFORNIA PUBLIC
       POWER AUTH
  +~@/ San Juan Power Refunding RB
          (San Juan Unit 3)
          Series 2005A
          2.31%, 07/07/05                                6,250             6,250

       STOCKTON
    +@ Arch Road East Community
          Facilities Dist No.99-02
          Special Tax Bonds
          Series 1999
          2.28%, 07/07/05                                1,255             1,255

       SUNNYVALE
   +~@ COP (Government Center
          Site Acquisition)
          Series 2001A
          2.22%, 07/07/05                                6,695             6,695

       SWEETWATER UNION HIGH SD
   +~@ Special Tax RB Series 2005A
          2.31%, 07/07/05                                8,955             8,955

       UNION CITY
    +@ M/F Housing Refunding RB
          (Greenhaven Apts)
          Series 1997A
          2.20%, 07/07/05                                7,975             7,975

       UNIVERSITY OF CALIFORNIA
       General RB Series 2003A
   +~@    2.30%, 07/07/05                                9,005             9,005
  +~@/    2.30%, 07/07/05                                8,265             8,265
   ~@/ RB (Multiple Purpose) Series K
          2.31%, 07/07/05                               19,430            19,430
  +~@/ RB (Multiple Purpose) Series O
          2.28%, 07/07/05                                7,495             7,495
       TECP Series A
          2.52%, 07/21/05                               12,545            12,545
          2.43%, 07/07/05                               13,200            13,200

       VAL VERDE UNIFIED SD
    +@ COP (Land Bank) Series 2004A
          2.25%, 07/07/05                                2,600             2,600

       VENTURA CNTY
       2004-05 TRAN
          1.60%, 07/01/05                               60,000            60,000
     * 2005-06 TRAN
          2.54%, 07/03/06                               50,000            50,716

       VICTOR VALLEY COMMUNITY
       COLLEGE DIST
    +@ COP Series 1997
          2.32%, 07/07/05                               50,475            50,475

       WEST SACRAMENTO COMMUNITY
       FACILITIES DIST NO.6
    +@ Special Tax Bonds Series 1997A
          2.38%, 07/07/05                                  780               780

       WESTERN PLACER UNIFIED SD
    +@ COP (School Facilities)
          Series 2003
          2.30%, 07/07/05                                9,000             9,000

       WESTMINISTER REDEVELOPMENT AGENCY
   +~@ Commercial Redevelopment
          Project No.1 Tax Allocation
          Refunding RB Series 1997
          2.30%, 07/07/05                                1,500             1,500
    +@ M/F Housing RB (Brookhurst
          Royale Senior Assisted Living)
          Series 2000A
          2.40%, 07/07/05                                7,700             7,700

       WESTMINSTER
   +~@ COP (Civic Center Refunding)
          Series 1998A
          2.30%, 07/07/05                                3,175             3,175
                                                                     -----------
                                                                       7,311,194

       PUERTO RICO 2.7%

       PUERTO RICO
  +~@/ Public Improvement & Refunding
          Bonds Series 2000
          2.28%, 07/07/05                                2,200             2,200
  +~@/ Public Improvement Bonds
          Series 2000
          2.28%, 07/07/05                                6,800             6,800
  +~@/ Public Improvement Bonds
          Series 2001A
          2.31%, 07/07/05                                5,335             5,335
  +~@/ Public Improvement Bonds
          Series 2001B
          2.30%, 07/07/05                                7,295             7,295
   +~@ Public Improvement Refunding
          Bonds Series 2002A
          2.38%, 07/07/05                                4,995             4,995


24 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                      FACE AMOUNT          VALUE
       RATE, MATURITY DATE                         ($ x 1,000)       ($ x 1,000)
       PUERTO RICO ELECTRIC POWER AUTH
  +~@/ Power RB Series HH
          2.30%, 07/07/05                               20,765            20,765
  +~@/ Power RB Series II
          2.29%, 07/07/05                                7,405             7,405
  +~@/ Power Refunding RB Series SS
          2.30%, 07/07/05                                4,045             4,045

       PUERTO RICO HOUSING FINANCE
       CORP
   +~@ Homeownership Mortgage RB
          Series 2000A
          2.31%, 07/07/05                                  625               625

       PUERTO RICO HIGHWAY &
       TRANSPORTATION AUTH
       Highway RB Series Y
  +~@/    2.28%, 07/07/05                                6,700             6,700
   +~@    2.29%, 07/07/05                                8,600             8,600
  +~@/ Highway Refunding RB
          Series AA
          2.29%, 07/07/05                                3,995             3,995
   +~@ Subordinated Transportation RB
          Series 2003
          2.28%, 07/07/05                                6,200             6,200
   +~@ Transportation RB Series 1998A
          2.20%, 07/07/05                                2,210             2,210
  +~@/ Transportation RB Series 2000B
          2.29%, 07/07/05                                4,950             4,950
   +~@ Transportation RB Series G &
          Subordinated RB Series 2003
          2.29%, 07/07/05                                9,380             9,380

       PUERTO RICO HOUSING FINANCE
       CORP
  +~@/ Homeownership Mortgage RB
          Series 1998A
          2.35%, 07/07/05                                9,900             9,900
  +~@/ M/F Mortgage RB Portfolio A
          Series I
          2.29%, 07/07/05                                8,285             8,285

       PUERTO RICO INFRASTRUCTURE
       FINANCING AUTH
   ~@/ Special Obligation Bonds
          Series 2000A
          2.29%, 07/07/05                               20,000            20,000
  +~@/ Special Tax RB Series 1997A
          2.28%, 07/07/05                                3,290             3,290
  +~@/ Special Tax RB Series 2005A
          2.28%, 07/07/05                               12,340            12,340
  +~@/ Special Tax Refunding RB
          Series 2005C
          2.28%, 07/07/05                               26,960            26,960
  +~@/ Special Tax Refunding RB
          Series 2005C
          2.31%, 07/07/05                                1,200             1,200

       PUERTO RICO PUBLIC BUILDINGS
       AUTH
  +~@/ Government Facilities RB
          Series B
          2.30%, 07/07/05                               10,095            10,095
   +~@ Refunding RB Series L
          2.29%, 07/07/05                                6,545             6,545
                                                                     -----------
                                                                         194,870

END OF INVESTMENTS.


                                                         See financial notes. 25

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                               $7,506,064 a
Cash                                                                   146,166
Receivables:
   Fund shares sold                                                     17,032
   Interest                                                             43,214
Prepaid expenses                                                 +          28
                                                                 --------------
TOTAL ASSETS                                                         7,712,504

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                 15,957
   Investment bought                                                   590,480
   Dividends to shareholders                                             5,309
   Investment adviser and administrator fees                               134
   Transfer agent and shareholder service fees                             194
   Trustees' fees                                                            3
Accrued expenses                                                 +          73
                                                                 --------------
TOTAL LIABILITIES                                                      612,150

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         7,712,504
TOTAL LIABILITIES                                                -     612,150
                                                                 --------------
NET ASSETS                                                          $7,100,354

NET ASSETS BY SOURCE
Capital received from investors                                      7,102,491
Net investment income not yet distributed                                    9
Net realized capital losses                                             (2,146)

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                        SHARES
SHARE CLASS                 NET ASSETS      /      OUTSTANDING     =        NAV
Sweep Shares                $3,997,884               3,999,615            $1.00
Value Advantage Shares      $3,102,470               3,102,991            $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $7,506,064. Includes restricted but deemed liquid securities comprised of 144A securities worth $1,505,629 or 21.2% of the fund's total net assets. During the reporting period, the fund had $905,305 in transactions with other Schwab Funds(R).

  FEDERAL TAX DATA
  ----------------------------------------
  COST BASIS OF PORTFOLIO       $7,506,064

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:           Loss amount:
    2008                              $955
    2011                               508
    2012                      +        397
                              ------------
                                    $1,860


26 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                               $74,916

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                   (286)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               12,314 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                          9,216 b
   Value Advantage Shares                                                3,141 b
Trustees' fees                                                              21 c
Custodian and portfolio accounting fees                                    269
Professional fees                                                           27
Registration fees                                                           43
Shareholder reports                                                         51
Other expenses                                                      +       49
                                                                    -----------
Total expenses                                                          25,131
Expense reduction                                                   -    5,395 d
                                                                    -----------
NET EXPENSES                                                            19,736

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 74,916
NET EXPENSES                                                        -   19,736
                                                                    -----------
NET INVESTMENT INCOME                                                   55,180
NET REALIZED LOSSES                                                 +     (286)
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $54,894

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:
                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Sweep Shares                      0.25
  Value Advantage Shares            0.05

  SHAREHOLDER SERVICES:
                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Sweep Shares                      0.20
  Value Advantage Shares            0.17

  These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $4,781 from the investment adviser (CSIM) and $614 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses through April 29, 2006, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Sweep Shares                      0.65
  Value Advantage Shares            0.45

  This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 27

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current report are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                              1/1/05-6/30/05  1/1/04-12/31/04
Net investment income                                $55,180          $47,590
Net realized losses                           +         (286)            (431)
                                              --------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                54,894           47,159

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                          30,736           24,386
Value Advantage Shares                        +       24,441           23,164
                                              --------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            55,177           47,550

TRANSACTIONS IN FUND SHARES a
------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                       8,971,695       15,986,392
Value Advantage Shares                        +    2,200,047        3,464,257
                                              --------------------------------
TOTAL SHARES SOLD                                 11,171,742       19,450,649

SHARES REINVESTED
Sweep Shares                                          27,392           23,979
Value Advantage Shares                        +       19,306           20,603
                                              --------------------------------
TOTAL SHARES REINVESTED                               46,698           44,582

SHARES REDEEMED
Sweep Shares                                      (9,148,628)     (16,031,992)
Value Advantage Shares                        +   (1,941,639)      (3,720,576)
                                              --------------------------------
TOTAL SHARES REDEEMED                            (11,090,267)     (19,752,568)

NET TRANSACTIONS IN FUND SHARES                      128,173         (257,337) b

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                                6,972,464        7,230,192
Total increase or decrease                    +      127,890         (257,728) c
                                              --------------------------------
END OF PERIOD                                     $7,100,354       $6,972,464 d

  Unless stated, all numbers x 1,000.

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $9 and $6 at the end of the current and prior period, respectively .


28 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS TWO SHARE CLASSES: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds when practical. When

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purpose primarily due to differing treatments of wash sale losses and market discount.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab California Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance.

The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. The Board noted that certain funds, including the California Municipal Money Fund--Sweep Shares, had lower performance relative to their respective peer groups than other funds, and inquired as to the underlying reasons for this relative performance. The Board also requested that CSIM evaluate the reasons for such funds' relative performance, consider appropriate measures to address the performance and report the results of their findings at the next Board meeting. Following such evaluation, and based upon CSIM's agreement to perform such analyses, etc. relating to performance, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain com-mentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                       TRUST POSITION(S);
NAME AND BIRTHDATE     TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2    Chairman, Trustee:           Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                Family of Funds, 1989;       Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                       Investments, 1991;           Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                       Capital Trust, 1993;         Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                       Annuity Portfolios, 1994.    CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                    (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                    Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                    Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                    University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                    Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                    Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                    Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                    Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE     TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK        2005 (all trusts).           EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                             Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                    & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                    Century Management; Director, American Century Companies, Inc.
                                                    Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                    Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE     TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER        President, CEO               EVP, President, Director, Charles Schwab Investment Management,
5/4/55                 (all trusts).                Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                    Management Products and Services Enterprise. Until 6/03: EVP,
                                                    CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        SVP, Chief Investment        SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                 Officer (all trusts).        Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                    Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS         SVP, Chief Investment        Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                Officer (all trusts).        Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                    Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                    Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER       SVP, Chief Investment        Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                Officer (all trusts).        Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                    Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                    VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE       Chief Compliance             Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60               Officer (all trusts).        Officer, Charles Schwab Investment Management, Inc.; Chief
                                                    Compliance Officer, Laudus Trust, Laudus Variable Insurance Trust.
                                                    Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab Investment
                                                    Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab
                                                    & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON         Secretary (all trusts).      SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                             Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                    U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA         Treasurer, Principal         Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                 Financial Officer            Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                       (all trusts).                Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                    Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE     TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER     2000 (all trusts).           Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
8/13/60                                             University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                    Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                    (mortgage insurance), Lucile Packard Children's Hospital.
                                                    Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                    Since 2004: Laudus Trust, Laudus Variable Insurance Trust.
                                                    Until 2001: Stanford University, Special Assistant to the President.
                                                    From 1996-2001: VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD      Family of Funds, 1989;       CEO, Dorward & Associates (corporate management, marketing
9/23/31                Investments, 1991;           and communications consulting). Until 1999: EVP, Managing Director,
                       Capital Trust, 1993;         Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                       Annuity Portfolios, 1994.    Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER      2000 (all trusts).           Dean Emeritus, Haas School of Business, University of California,
11/22/41                                            Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                    Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                    Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                    2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                    Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES       Family of Funds, 1989;       Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                Investments, 1991;           services and investment advisory firm).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH        2000 (all trusts).           Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                             Trustee, Cooper Industries (electrical products, tools and hardware);
                                                    Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS     Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                Investments, 1991;           Chair, CEO, North American Trust (real estate investment trust).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY      Family of Funds, 1989;       Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                Investments, 1991;           management, and other investments).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR25271-03

SCHWAB TAXABLE MONEY FUNDS

      SEMIANNUAL REPORT
      June 30, 2005

      Schwab Government
      Money Fund(TM)

      Schwab U.S. Treasury
      Money Fund(TM)

      Schwab Value Advantage
      Money Fund(R)


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   5
     Schwab Government Money Fund(TM) ..........   5
     Schwab U.S. Treasury Money Fund(TM) .......   5
     Schwab Value Advantage Money Fund(R) ......   5

   Fund Expenses ...........................................................   6

   Financial Statements ....................................................   7
     Schwab Government Money Fund(TM) ..........   7
     Schwab U.S. Treasury Money Fund(TM) .......  14
     Schwab Value Advantage Money Fund(R) ......  20

   Financial Notes .........................................................  32

   Investment Advisory Agreement Approval ..................................  35

   Trustees and Officers ...................................................  38

   Glossary ................................................................  41

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that it's important to make sure that your cash is earning income between long-term investments by putting the money into a money market fund. While no investment is risk-free, money market funds carry, perhaps, the least amount of risk, as they generally are not as volatile as stocks or stock mutual funds. Money funds are good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

At Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in the higher tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities. In addition, several of the Schwab money funds offer share classes that carry lower expenses in exchange for higher investment minimums.

Now, as a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four during the six-month period covered in this report), yields on money market mutual funds are more attractive than they have been in many years. Not only that, but it's likely that the Fed will raise these rates again this year. Based on this expectation, we anticipate that the yields on money market funds will continue to move upwards over the next few months.

On behalf of Schwab Funds, I want to thank you for investing with us and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

On July 1, 2005, Schwab Funds launched the Schwab Target Funds(TM), a suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime. With a single investment in a Schwab Target Fund, you can avoid a common investment mistake--failing to adjust your portfolio over time.

The funds are designed to provide shareholders with investment management, asset allocation and ongoing re-allocation over time. You simply choose the fund that most closely matches the date of your retirement and our experienced portfolio managers will do the rest. They will rebalance four of the five funds from more aggressive to more conservative as you get closer to your retirement date. The fifth fund is designed to help generate income and additional growth after you've retired. It also is a good choice for investors already enjoying their retirement.

These no-load funds are a good value, as the funds have access to the lowest-priced eligible share class on the underlying Schwab affiliate funds. And because the funds invest in groups of other Schwab affiliate funds, they provide an additional layer of diversification.

At Schwab, we believe that having an asset-allocation plan that fits your retirement goals, time frame and tolerance for risk is a key element in meeting your long-term investment goals. The Schwab Target Funds are designed to help you do this. I encourage you to learn more about these funds at www.schwab.com/target, or call Schwab.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Taxable Money Funds

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the Value Advantage Money fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the Value Advantage Money fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact


                                                    Schwab Taxable Money Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the Government Money and U.S. Treasury Money funds since 1999. She joined the firm in 1987 and has worked in fixed income portfolio management since 1991.

on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

THE SCHWAB GOVERNMENT MONEY FUND took advantage of rising short-term interest rates and increased the percentage of variable rate securities in the Fund. The interest rates on these types of securities reset frequently, allowing the Fund's portfolio managers to capture the rise in market rates. Within this environment, we shortened the Fund's weighted average maturity (WAM) to allow its yield to more quickly reflect rising rates. The average maturity peaked at 46 days early in the year, settling in a range of 36 -42 days for the remainder of the period. During this time, we also took advantage of opportunities to extend the WAM when market conditions were favorable, as yields on longer-term securities became more attractive. We increased our position in repurchase agreements (repo) as the spread between agency discount notes and repo widened, providing a favorable yield advantage.

THE SCHWAB U.S. TREASURY MONEY FUND tracked the rising short-term rates, with the 3-month T-bill increasing from 2.25% to 3.11% during the six-month report period. Within this environment, we shortened the Fund's weighted average maturity (WAM) to allow its yield to more quickly reflect rising rates. During the period, we took advantage of opportunities to extend when yields on longer-term securities became more attractive and the WAM peaked at 57 days in April. In general, however, the WAM ranged from the mid 40s to the mid 50s during the report period.

THE SCHWAB VALUE ADVANTAGE MONEY FUND was positioned for a continued rise in short-term interest rates by adding to our holdings of variable-rate securities. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. To further take advantage of the rising-rate environment, we kept the weighted average maturity (WAM) short, at about 42 days. Keeping the WAM short provided flexibility to adapt and respond to the changes in interest rates. This is a similar strategy to our peers, as shortening the WAM enabled money funds to more quickly reinvest at higher rates

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Taxable Money Funds

PERFORMANCE AND FUND FACTS as of 6/30/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                   GOVERNMENT      U.S. TREASURY
                                   MONEY FUND       MONEY FUND              VALUE ADVANTAGE MONEY FUND
--------------------------------------------------------------------------------------------------------------
                                                                    Investor       Select        Institutional
                                                                     Shares       Shares(R)          Shares
Ticker Symbol                        SWGXX             SWUXX          SWVXX         SWBXX            SWAXX
--------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                    2.43%             2.28%          2.77%         2.87%            2.98%
--------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2         2.34%             2.11%          2.66%         2.66%            2.66%
--------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1          2.46%             2.31%          2.81%         2.91%            3.02%
--------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                          GOVERNMENT       U.S. TREASURY      VALUE ADVANTAGE
                                                          MONEY FUND        MONEY FUND           MONEY FUND
-------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                   36 days           55 days             41 days
-------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                 100% Tier 1       100% Tier 1         100% Tier 1
-------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Sweep Investments(TM)                                        *                 *                  n/a
  Investor Shares ($15,000 for IRA and
  custodial accounts)                                         n/a               n/a               $25,000
  Select Shares                                               n/a               n/a             $1,000,000
  Institutional Shares                                        n/a               n/a             $3,000,000
-------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Please see prospectus for further detail and eligibility requirements.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


                                                    Schwab Taxable Money Funds 5

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                     ENDING
                                                                BEGINNING         ACCOUNT VALUE             EXPENSES
                                           EXPENSE RATIO 1    ACCOUNT VALUE     (Net of Expenses)     PAID DURING PERIOD 2
                                             (Annualized)       at 1/1/05          at 6/30/05            1/1/05-6/30/05
--------------------------------------------------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND(TM)
   Actual Return                                0.75%            $1,000            $1,009.80                  $3.74
   Hypothetical 5% Return                       0.75%            $1,000            $1,021.08                  $3.76
--------------------------------------------------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND(TM)
   Actual Return                                0.65%            $1,000            $1,009.20                  $3.24
   Hypothetical 5% Return                       0.65%            $1,000            $1,021.57                  $3.26
--------------------------------------------------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(TM)
Investor Shares
   Actual Return                                0.45%            $1,000            $1,011.40                  $2.24
   Hypothetical 5% Return                       0.45%            $1,000            $1,022.56                  $2.26
Select Shares(R)
   Actual Return                                0.35%            $1,000            $1,011.90                  $1.75
   Hypothetical 5% Return                       0.35%            $1,000            $1,023.06                  $1.76
Institutional Shares
   Actual Return                                0.24%            $1,000            $1,012.50                  $1.20
   Hypothetical 5% Return                       0.24%            $1,000            $1,023.60                  $1.20

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Taxable Money Funds

SCHWAB GOVERNMENT MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-       1/1/00-
                                                     6/30/05*      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00          1.00         1.00           1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                               0.01          0.01         0.00 1         0.01          0.04          0.06
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income               (0.01)        (0.01)       (0.00) 1       (0.01)        (0.04)        (0.06)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                       1.00          1.00         1.00           1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                       0.98 2        0.65         0.48           1.20          3.63          5.69

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                              0.75 3        0.75         0.75           0.75          0.75          0.76 4
   Gross operating expenses                            0.84 3        0.83         0.83           0.83          0.84          0.85
   Net investment income                               1.97 3        0.64         0.49           1.19          3.52          5.54
Net assets, end of period ($ x 1,000,000)             2,393         2,535        2,838          3,092         3,054         2,509

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 7

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

~ Delayed-delivery security

= All or a portion of this security are held as collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 31.9%  U.S. GOVERNMENT
        SECURITIES                                        763,427       763,427

 25.1%  VARIABLE-RATE
        OBLIGATIONS                                       599,966       599,966

 45.4%  OTHER INVESTMENTS                               1,086,369     1,086,369
--------------------------------------------------------------------------------
102.4%  TOTAL INVESTMENTS                               2,449,762     2,449,762

(2.4)%  OTHER ASSETS AND
        LIABILITIES                                                     (56,621)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    2,393,141

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

      U.S. GOVERNMENT SECURITIES  31.9% of net assets

      DISCOUNT NOTES 30.9%
      --------------------------------------------------------------------------
      FANNIE MAE
        3.03%, 07/01/05                                   30,000          30,000
        3.07%, 07/01/05                                   65,000          65,000
        2.75%, 07/06/05                                   25,000          24,991
        3.02%, 07/06/05                                    3,966           3,964
        3.00%, 07/20/05                                   25,000          24,961
        3.03%, 07/22/05                                    2,000           1,996
        2.84%, 07/27/05                                   20,000          19,960
        3.14%, 08/01/05                                   50,000          49,866
        2.88%, 08/03/05                                   11,689          11,659
        3.17%, 08/24/05                                    7,500           7,465
        3.07%, 08/31/05                                   20,000          19,897
    ~   3.43%, 10/03/05                                   29,000          28,742
    ~   3.45%, 10/03/05                                   30,235          29,976
        3.29%, 11/02/05                                   18,037          17,836
    =   3.40%, 11/23/05                                   20,000          19,731
    =   3.41%, 11/23/05                                   15,000          14,797
        3.50%, 12/14/05                                   15,000          14,762

      FEDERAL HOME LOAN BANK
        3.12%, 09/07/05                                   15,470          15,380

      FREDDIE MAC
    =   2.70%, 07/05/05                                   40,000          39,989
    =   2.71%, 07/05/05                                   20,000          19,994
    =   2.74%, 07/05/05                                    7,000           6,998
        2.77%, 07/12/05                                   20,000          19,983
        2.79%, 07/12/05                                   45,000          44,962
        3.00%, 07/12/05                                    6,000           5,995
        3.00%, 08/23/05                                   20,000          19,913
        3.02%, 08/23/05                                   11,146          11,097
        3.06%, 08/30/05                                    6,125           6,094
        3.26%, 10/04/05                                   20,000          19,831
        3.29%, 10/18/05                                   21,252          21,044
        3.30%, 10/25/05                                   20,000          19,791
        3.33%, 11/01/05                                    4,293           4,245
        3.37%, 11/08/05                                   26,300          25,986
    =   3.37%, 11/15/05                                   35,000          34,558
    =   3.38%, 11/15/05                                   10,000           9,873
        3.41%, 11/22/05                                    4,162           4,106
        3.43%, 11/29/05                                    8,302           8,185
        3.50%, 12/13/05                                   15,000          14,763
                                                                     -----------
                                                                         738,390


 8  See financial notes.

SCHWAB GOVERNMENT MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      COUPON NOTES 1.0%
      --------------------------------------------------------------------------
      FANNIE MAE
      7.00%, 07/15/05                                     25,000          25,037

      VARIABLE-RATE OBLIGATIONS 25.1% of net assets

      COUPON NOTES 25.1%
      --------------------------------------------------------------------------
      FANNIE MAE
        2.99%, 07/05/05                                   30,000          29,995
        3.04%, 07/07/05                                   40,000          39,965
        3.05%, 07/07/05                                   25,000          24,993
        3.21%, 07/29/05                                   50,000          49,996
        3.22%, 09/06/05                                   50,000          49,995
        3.25%, 09/09/05                                   40,000          39,993

      FEDERAL HOME LOAN BANK
        3.02%, 07/05/05                                   35,000          34,979
        3.05%, 07/05/05                                   60,000          59,992
        3.14%, 07/18/05                                   50,000          49,996
        3.22%, 07/26/05                                   40,000          39,999
        3.10%, 08/02/05                                   40,000          39,974
        3.26%, 09/12/05                                   30,000          29,989
        3.12%, 08/10/05                                   46,000          45,974

      FREDDIE MAC
        3.08%, 07/07/05                                   64,125          64,126
                                                                     -----------
                                                                         599,966


                                                   MATURITY AMOUNT      VALUE
      SECURITY                                       ($ x 1,000)     ($ x 1,000)
      OTHER INVESTMENTS 45.4% of net assets

      REPURCHASE AGREEMENTS 45.4%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $96,900
      3.05%, issued 05/04/05,
      due 07/07/05                                          30,163        30,000
      3.10%, issued 05/20/05,
      due 07/07/05                                          25,103        25,000
      3.21%, issued 06/10/05,
      due 07/07/05                                          20,048        20,000
      3.25%, issued 06/03/05,
      due 07/07/05                                          20,061        20,000

      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $181,708
      3.45%, issued 06/30/05,
      due 07/01/05                                         128,012       128,000
      3.20%, issued 05/23/05,
      due 07/07/05                                          25,100        25,000
      3.30%, issued 06/08/05,
      due 07/07/05                                          25,066        25,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $183,981
      3.40%, issued 06/30/05,
      due 07/01/05                                         130,380       130,369
      3.18%, issued 06/16/05,
      due 07/07/05                                          30,056        30,000
      3.25%, issued 06/24/05,
      due 07/07/05                                          20,023        20,000

      GOLDMAN SACHS & CO.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $130,560
      3.45%, issued 06/30/05,
      due 07/01/05                                         128,012       128,000

      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $183,600
      3.03%, issued 04/15/05,
      due 07/07/05                                          35,245        35,000
      3.09%, issued 04/28/05,
      due 07/07/05                                          30,180        30,000
      3.12%, issued 05/02/05,
      due 07/07/05                                          35,200        35,000
      3.19%, issued 06/17/05,
      due 07/07/05                                          40,071        40,000
      3.26%, issued 06/23/05,
      due 07/07/05                                          40,051        40,000


                                                          See financial notes. 9

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS continued


                                                   MATURITY AMOUNT      VALUE
      SECURITY                                       ($ x 1,000)     ($ x 1,000)
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $331,517
      3.07%, issued 05/10/05,
      due 07/07/05                                          20,099        20,000
      3.14%, issued 05/27/05,
      due 07/07/05                                          35,125        35,000
      3.16%, issued 06/02/05,
      due 07/07/05                                          25,077        25,000
      3.17%, issued 05/17/05,
      due 07/07/05                                          50,225        50,000
      3.21%, issued 05/25/05,
      due 07/07/05                                          25,096        25,000
      3.25%, issued 05/31/05,
      due 07/07/05                                          40,134        40,000
      3.25%, issued 06/01/05,
      due 07/07/05                                          30,098        30,000
      3.27%, issued 06/06/05,
      due 07/07/05                                          15,042        15,000
      3.30%, issued 06/07/05,
      due 07/07/05                                          40,110        40,000
      3.32%, issued 06/13/05,
      due 07/07/05                                          30,066        30,000
      3.51%, issued 06/21/05,
      due 07/07/05                                          15,023        15,000
                                                                     -----------
                                                                       1,086,369

END OF INVESTMENTS.


10 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value                                                 $1,363,393 a
Repurchase agreements, at value                                        1,086,369 a
Interest receivable                                                 +      4,721
                                                                    -------------
TOTAL ASSETS                                                           2,454,483

LIABILITIES
---------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                               2,396
   Investments bought                                                     58,719
   Investment adviser and administrator fees                                  55
   Transfer agent and shareholder service fees                                89
   Trustees' fees                                                              3
Accrued expenses                                                    +         80
                                                                    -------------
TOTAL LIABILITIES                                                         61,342

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                           2,454,483
TOTAL LIABILITIES                                                   -     61,342
                                                                    -------------
NET ASSETS                                                            $2,393,141

NET ASSETS BY SOURCE
Capital received from investors                                        2,393,700
Net realized capital losses                                                 (559)

NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS       /      OUTSTANDING      =      NAV
$2,393,141              2,394,253               $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $2,449,762.

  FEDERAL TAX DATA
  --------------------------------------
  COST BASIS OF PORTFOLIO     $2,449,762

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount:
    2005                            $226
    2006                             119
    2007                             184
    2008                              13
    2010                               1
    2011                    +         16
                            ------------
                                    $559


                                                         See financial notes. 11

SCHWAB GOVERNMENT MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $34,127

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  4,538 a
Transfer agent and shareholder service fees                                5,643 b
Trustees' fees                                                                14 c
Custodian and portfolio accounting fees                                      104
Professional fees                                                             16
Registration fees                                                             68
Shareholder reports                                                           53
Other expenses                                                         +      20
                                                                       ---------
Total expenses                                                            10,456
Expense reduction                                                      -   1,052 d
                                                                       ---------
NET EXPENSES                                                               9,404

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   34,127
NET EXPENSES                                                           -   9,404
                                                                       ---------
NET INVESTMENT INCOME                                                     24,723
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $24,723

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab)

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006 to 0.75% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


12 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/05-6/30/05      1/1/03-12/31/04
Net investment income                              $24,723              $17,967
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              24,723               17,967

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                24,723               17,967 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
Shares sold                                      4,167,575            8,723,826
Shares reinvested                                   22,057               17,617
Shares redeemed                             +   (4,331,757)          (9,043,706)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                   (142,125)            (302,263)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              2,535,266            2,837,529
Total decrease                              +     (142,125)            (302,263) c
                                            ------------------------------------
END OF PERIOD                                   $2,393,141           $2,535,266

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income                $17,967
  Long-term capital gains            $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 13

SCHWAB U.S. TREASURY MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                  1/1/05-        1/1/04-        1/1/03-        1/1/02-        1/1/01-        1/1/00-
                                                 6/30/05*       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00           1.00          1.00            1.00           1.00          1.00
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01           0.01          0.00 1          0.01           0.04          0.05
                                                 -----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.01)         (0.01)        (0.00) 1        (0.01)         (0.04)        (0.05)
                                                 -----------------------------------------------------------------------------------
Net asset value at end of period                   1.00           1.00          1.00            1.00           1.00          1.00
                                                 -----------------------------------------------------------------------------------
Total return (%)                                   0.92 2         0.62          0.49            1.15           3.61          5.40

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                           0.65 3         0.65          0.65            0.65           0.65          0.66 4
  Gross operating expenses                         0.83 3         0.82          0.82            0.82           0.84          0.85
  Net investment income                            1.84 3         0.61          0.49            1.15           3.44          5.27
Net assets, end of period ($ x 1,000,000)         3,460          3,811         4,046           4,323          4,042         2,750

* Unaudited.

1 Per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.


14 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 99.9%   U.S. GOVERNMENT
         SECURITIES                                    3,456,183       3,456,183
--------------------------------------------------------------------------------
 99.9%   TOTAL INVESTMENTS                             3,456,183       3,456,183

  0.1%   OTHER ASSETS
         AND LIABILITIES                                                   3,510
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    3,459,693

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 99.9% of net assets

      TREASURY BILLS 91.6%
      --------------------------------------------------------------------------
      U.S. TREASURY BILLS
      2.54%, 07/07/05                                     10,435          10,431
      2.72%, 07/07/05                                     35,000          34,984
      2.74%, 07/07/05                                      7,850           7,846
      2.75%, 07/07/05                                     50,000          49,977
      2.76%, 07/07/05                                     50,000          49,977
      2.78%, 07/07/05                                     13,020          13,014
      2.80%, 07/07/05                                     21,265          21,255
      2.81%, 07/07/05                                    100,000          99,953
      2.82%, 07/07/05                                     81,675          81,637
      2.68%, 07/14/05                                     92,160          92,071
      2.78%, 07/14/05                                    100,000          99,900
      2.75%, 07/21/05                                      9,500           9,486
      2.81%, 07/21/05                                     40,000          39,938
      2.84%, 07/21/05                                     50,000          49,922
      2.86%, 07/21/05                                      4,545           4,538
      2.73%, 07/28/05                                     75,000          74,847
      2.74%, 07/28/05                                      1,930           1,926
      2.84%, 08/04/05                                      6,905           6,887
      2.91%, 08/04/05                                     57,555          57,398
      2.87%, 08/11/05                                    100,000          99,675
      2.91%, 08/11/05                                      6,160           6,140
      2.96%, 08/11/05                                     71,345          71,107
      2.90%, 08/18/05                                     53,425          53,219
      2.91%, 08/18/05                                     11,080          11,037
      2.98%, 08/18/05                                     40,000          39,843
      3.03%, 08/18/05                                     50,000          49,801
      2.95%, 08/25/05                                     75,000          74,665
      2.96%, 08/25/05                                    150,000         149,328
      2.97%, 08/25/05                                     60,000          59,731
      2.99%, 08/25/05                                     50,000          49,774
      3.00%, 08/25/05                                     50,000          49,774
      3.04%, 08/25/05                                     40,940          40,752
      2.92%, 09/01/05                                     25,000          24,875
      2.93%, 09/01/05                                     50,000          49,750
      2.94%, 09/01/05                                     50,000          49,749
      2.96%, 09/01/05                                    210,000         208,938
      2.97%, 09/08/05                                     57,285          56,962
      2.98%, 09/08/05                                    200,000         198,865
      3.00%, 09/15/05                                    350,000         347,802
      3.02%, 09/15/05                                     30,000          29,812
      3.03%, 09/15/05                                     22,315          22,175
      3.05%, 09/15/05                                     15,000          14,905
      2.97%, 09/22/05                                    200,000         198,641
      2.98%, 09/22/05                                     75,000          74,488
      3.09%, 09/22/05                                     32,230          32,004
      3.10%, 09/29/05                                    225,000         223,269
      3.07%, 10/06/05                                     25,000          24,796
      3.15%, 11/03/05                                     50,000          49,461
                                                                     -----------
                                                                       3,167,325


                                                         See financial notes. 15

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE VALUE         VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      TREASURY NOTES 8.3%
      --------------------------------------------------------------------------
      U.S. TREASURY NOTES
      6.50%, 08/15/05                                    287,635         288,858

END OF INVESTMENTS.


16 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value                                                 $3,456,183  a
Cash                                                                           2
Interest receivable                                                        7,024
Prepaid expenses                                                    +         46
                                                                    -------------
TOTAL ASSETS                                                           3,463,255

LIABILITIES
---------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                               3,330
   Investment adviser and administrator fees                                  53
   Transfer agent and shareholder service fees                               130
   Trustees' fees                                                              3
Accrued expenses                                                    +         46
                                                                    -------------
TOTAL LIABILITIES                                                          3,562

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                           3,463,255
TOTAL LIABILITIES                                                   -      3,562
                                                                    -------------
NET ASSETS                                                            $3,459,693

NET ASSETS BY SOURCE
Capital received from investors                                        3,460,782
Net realized capital losses                                               (1,089)

NET ASSET VALUE (NAV)

                       SHARES
NET ASSETS      /      OUTSTANDING      =      NAV
$3,459,693             3,460,846               $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $3,456,183.

  FEDERAL TAX DATA
  --------------------------------------
  COST BASIS OF PORTFOLIO     $3,456,183

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount:
    2005                             $62
    2006                              89
    2007                             580
    2010                              66
    2011                              75
    2012                    +        125
                            ------------
                                    $997

  DEFERRED CAPITAL LOSSES            $51


                                                         See financial notes. 17

SCHWAB U.S. TREASURY MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                                 $45,288

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized losses on investments sold                                      (25)

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                  6,505 a
Transfer agent and shareholder service fees                                8,172 b
Trustees' fees                                                                17 c
Custodian and portfolio accounting fees                                      142
Professional fees                                                             19
Registration fees                                                             48
Shareholder reports                                                           52
Other expenses                                                         +      32
                                                                       ----------
Total expenses                                                            14,987
Expense reduction                                                      -   3,182 d
                                                                       ----------
NET EXPENSES                                                              11,805

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   45,288
NET EXPENSES                                                           -  11,805
                                                                       ----------
NET INVESTMENT INCOME                                                     33,483
NET REALIZED LOSSES                                                    +     (25)
                                                                       ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $33,458

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab)

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006 to 0.65% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


18 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                            1/1/05-6/30/05       1/1/04-12/31/04
Net investment income                             $33,483                $25,370
Net realized losses                         +         (25)                  (192)
                                            -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             33,458                 25,178

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income               33,483                 25,370 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------
Shares sold                                     5,925,875             11,353,793
Shares reinvested                                  29,764                 25,007
Shares redeemed                             +  (6,306,964)           (11,613,375)
                                            -------------------------------------
NET TRANSACTIONS IN FUND SHARES                  (351,325)              (234,575)

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                             3,811,043              4,045,810
Total decrease                              +    (351,350)              (234,767) c
                                            -------------------------------------
END OF PERIOD                                  $3,459,693             $3,811,043

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income                $25,370
  Long-term capital gains            $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 19

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                  1/1/05-        1/1/04-        1/1/03-        1/1/02-        1/1/01-        1/1/00-
INVESTOR SHARES                                  6/30/05*       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00           1.00           1.00           1.00           1.00           1.00
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01           0.01           0.01           0.02           0.04           0.06
                                                 -----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.01)         (0.01)         (0.01)         (0.02)         (0.04)         (0.06)
                                                 -----------------------------------------------------------------------------------
Net asset value at end of period                   1.00           1.00           1.00           1.00           1.00           1.00
                                                 -----------------------------------------------------------------------------------
Total return (%)                                   1.14 1         0.98           0.80           1.55           4.05           6.22

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                           0.45 2         0.45           0.45           0.45           0.43           0.41 3
  Gross operating expenses                         0.56 2         0.56           0.55           0.54           0.56           0.60
  Net investment income                            2.30 2         0.97           0.81           1.55           3.92           6.07
Net assets, end of period ($ x 1,000,000)        22,543         23,365         28,860         38,728         44,247         36,319

                                                  1/1/05-        1/1/04-     2/28/03 4-
SELECT SHARES                                    6/30/05*       12/31/04       12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00           1.00         1.00
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01           0.01         0.01
                                                 -----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.01)         (0.01)       (0.01)
                                                 -----------------------------------------------------------------------------------
Net asset value at end of period                   1.00           1.00         1.00
                                                 -----------------------------------------------------------------------------------
Total return (%)                                   1.19 1         1.09         0.72 1

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                           0.35 2         0.35         0.35 2
  Gross operating expenses                         0.56 2         0.56         0.55 2
  Net investment income                            2.43 2         1.10         0.83 2
Net assets, end of period ($ x 1,000,000)         1,559          1,209        1,013

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.

4 Commencement of operations.


20 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

                                                    1/1/05-        1/1/04-        1/1/03-      7/1/02 1-
INSTITUTIONAL SHARES                               6/30/05*       12/31/04       12/31/03       12/31/02
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               1.00           1.00           1.00           1.00
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.01           0.01           0.01           0.01
                                                 -----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income              (0.01)         (0.01)         (0.01)         (0.01)
                                                 -----------------------------------------------------------------------------------
Net asset value at end of period                     1.00           1.00           1.00           1.00
                                                 -----------------------------------------------------------------------------------
Total return (%)                                     1.25 2         1.20           1.01           0.81 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.24 3         0.24           0.24           0.24 3
  Gross operating expenses                           0.56 3         0.56           0.55           0.55 3
  Net investment income                              2.51 3         1.20           1.00           1.57 3
Net assets, end of period ($ x 1,000,000)           1,282          1,054            720            521

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 21

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 64.5%   FIXED-RATE
         OBLIGATIONS                                  16,376,982     16,376,982

 19.7%   VARIABLE-RATE
         OBLIGATIONS                                   4,997,846      4,997,846

 16.1%   OTHER INVESTMENTS                             4,081,902      4,081,902
--------------------------------------------------------------------------------
100.3%   TOTAL INVESTMENTS                            25,456,730     25,456,730

(0.3)%   OTHER ASSETS AND
         LIABILITIES                                                    (73,045)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  25,383,685

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

      FIXED-RATE OBLIGATIONS 64.5% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 33.4%
      --------------------------------------------------------------------------
      AB SPINTAB
      2.95%, 08/08/05                                     25,000          24,923
      3.25%, 09/22/05                                     50,000          49,631

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      3.20%, 09/12/05                                     50,000          49,681

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      2.95%, 08/10/05                                     50,000          49,838
      3.28%, 08/31/05                                     40,000          39,780

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      3.09%, 07/06/05                                     15,000          14,994
      3.09%, 07/07/05                                    164,000         163,915
      3.28%, 07/07/05                                     85,000          84,954
      3.19%, 07/21/05                                     60,000          59,894
      3.26%, 07/25/05                                     11,000          10,976

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      2.85%, 07/12/05                                     35,000          34,970
      3.60%, 12/13/05                                     50,000          49,189
      3.61%, 12/22/05                                     43,000          42,263

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      3.29%, 08/02/05                                    173,000         172,496
      3.23%, 08/08/05                                     28,000          27,905

   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      3.18%, 07/14/05                                     52,000          51,940

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      2.82%, 07/11/05                                     32,990          32,965
      2.87%, 07/20/05                                     57,000          56,915
      2.87%, 07/22/05                                    101,055         100,888
      2.98%, 08/12/05                                    148,000         147,492
      3.25%, 09/20/05                                      8,000           7,942
      3.39%, 11/16/05                                     78,826          77,820
      3.44%, 11/18/05                                     57,230          56,478
      3.60%, 12/20/05                                     16,000          15,729

      BANK OF AMERICA CORP.
      3.31%, 10/06/05                                     60,000          59,473

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      3.28%, 08/30/05                                     25,000          24,865

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      3.29%, 07/12/05                                     17,000          16,983
      3.26%, 07/22/05                                    100,000          99,810


22 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    * CC (USA), INC., SECTION 3C7 / 144A
      3.13%, 07/22/05                                     15,000          14,973
      3.31%, 09/12/05                                     25,000          24,833
      3.46%, 09/29/05                                     53,000          52,546

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      3.17%, 08/02/05                                    322,000         321,098
      3.27%, 09/01/05                                    190,000         188,940

   *+ CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
      3.08%, 07/05/05                                     14,000          13,995
      3.09%, 07/05/05                                    100,000          99,966
      3.11%, 07/21/05                                     32,500          32,444

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
      2.78%, 07/06/05                                     36,000          35,986
      2.80%, 07/06/05                                     30,000          29,989
      2.96%, 08/08/05                                     95,000          94,707
      3.01%, 08/18/05                                    100,000          99,605

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) / 144A
      3.17%, 07/26/05                                     86,000          85,812
      3.30%, 09/07/05                                     15,000          14,907
      3.32%, 09/21/05                                     54,000          53,598
      3.44%, 11/16/05                                     80,000          78,962

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      3.25%, 07/20/05                                    200,000         199,658
      3.17%, 07/25/05                                     75,000          74,843
      3.17%, 07/26/05                                     52,000          51,886
      3.17%, 07/27/05                                    224,000         223,491
      3.30%, 09/06/05                                    173,373         172,316
      3.30%, 09/07/05                                     47,000          46,709

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      3.43%, 09/28/05                                     25,000          24,790

   *+ EIFFEL FUNDING, LLC., SECTION 4(2) / 144A
      3.24%, 08/11/05                                     15,000          14,945

   *+ FAIRWAY FINANCE CO., LLC, SECTION 4(2) / 144A
      3.25%, 07/20/05                                     89,000          88,848

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      3.13%, 07/14/05                                     51,172          51,114
      3.18%, 07/18/05                                     40,110          40,050
      3.19%, 07/19/05                                    100,000          99,841
      3.26%, 07/25/05                                    110,000         109,762

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      3.09%, 07/20/05                                     35,000          34,943
      3.12%, 07/26/05                                     33,000          32,929
      3.28%, 08/26/05                                     60,000          59,697
      3.43%, 09/26/05                                     35,000          34,712

      GENERAL ELECTRIC CAPITAL CORP.
      2.86%, 07/21/05                                    225,000         224,648

    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      3.13%, 07/08/05                                     35,000          34,979
      3.18%, 07/13/05                                     35,000          34,963
      3.18%, 07/14/05                                     24,000          23,973
      3.20%, 07/14/05                                     25,000          24,971
      3.23%, 07/15/05                                     50,000          49,937
      3.24%, 07/18/05                                     55,000          54,916
      3.27%, 07/21/05                                     35,000          34,937
      3.24%, 07/22/05                                     35,000          34,934

   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
      3.43%, 09/28/05                                      6,000           5,950
      3.60%, 12/20/05                                     62,000          60,951

      HSBC U.S.A., INC.
      3.32%, 08/01/05                                     13,000          12,963

    + ING (U.S.) FUNDING, LLCC
      3.25%, 07/20/05                                     10,000           9,983

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      3.30%, 09/12/05                                     39,450          39,188
      3.30%, 09/13/05                                     32,000          31,785
      3.45%, 11/10/05                                     36,500          36,046

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      3.14%, 07/14/05                                    101,314         101,199
      3.29%, 07/14/05                                     10,015          10,003
      3.19%, 07/19/05                                    100,000          99,841
      3.23%, 07/26/05                                     35,496          35,417

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      2.92%, 07/07/05                                     14,500          14,493
      2.96%, 08/11/05                                     38,500          38,372
      2.96%, 08/16/05                                     41,000          40,847
      3.07%, 08/25/05                                     35,000          34,838
      3.31%, 09/12/05                                     20,000          19,867
      3.35%, 10/03/05                                     70,000          69,399
      3.38%, 11/08/05                                     10,000           9,880
      3.51%, 12/09/05                                     20,000          19,691

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      3.37%, 10/12/05                                     50,000          49,526

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      3.26%, 07/25/05                                     31,287          31,219


                                                         See financial notes. 23

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      3.07%, 07/06/05                                     35,000          34,985
      2.96%, 08/08/05                                     67,000          66,793
      2.98%, 08/08/05                                     24,509          24,433
      3.15%, 09/01/05                                    210,000         208,879

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      3.30%, 07/14/05                                      8,409           8,399

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      3.09%, 07/19/05                                     49,784          49,708
      3.31%, 07/27/05                                     50,000          49,881
      3.43%, 09/21/05                                    100,000          99,226
      3.43%, 09/22/05                                     61,000          60,522
      3.43%, 09/23/05                                     40,000          39,683

      MORGAN STANLEY
      3.23%, 07/20/05                                    168,000         167,715
      3.25%, 07/26/05                                    126,000         125,717

    * NEWCASTLE CERTIFICATES PROGRAM, SERIES 2000A
      SECTION 4(2) / 144A
      3.21%, 07/11/05                                     50,800          50,755
      3.22%, 07/13/05                                     25,000          24,973

   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
      3.30%, 07/07/05                                     50,066          50,038
      2.89%, 07/13/05                                     10,000           9,991
      2.96%, 08/08/05                                     20,295          20,232

   *+ PARK AVENUE RECEIVABLES CORP. L.L.C.,
      SECTION 4(2) / 144A
      3.14%, 07/14/05                                     51,159          51,101
      3.26%, 07/22/05                                     99,000          98,812
      3.26%, 07/25/05                                    105,000         104,773

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      3.30%, 07/12/05                                     10,000           9,990
      3.26%, 07/25/05                                     94,000          93,796
      3.17%, 07/26/05                                     21,000          20,954
      3.20%, 08/01/05                                      1,500           1,496

    + SAN PAOLO IMI U.S. FINANCIAL CO.
      3.09%, 07/21/05                                     23,000          22,961

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      2.81%, 07/13/05                                     55,000          54,949
      3.31%, 09/09/05                                    130,000         129,170

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      3.33%, 09/15/05                                     37,000          36,744
      3.25%, 09/19/05                                     20,330          20,185

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      2.81%, 07/01/05                                     20,000          20,000
      3.08%, 07/12/05                                     63,000          62,941
      3.09%, 07/13/05                                     40,000          39,959
      3.46%, 11/21/05                                     10,000           9,865

      SKANDINAVISKA ENSKILDA BANKEN AB
      2.81%, 07/12/05                                     40,000          39,966
      3.25%, 09/16/05                                     35,000          34,761

      SOCIETE GENERALE NORTH AMERICA, INC.
      2.73%, 07/06/05                                     88,000          87,967

      THE GOLDMAN SACHS GROUP, INC.
      3.47%, 11/21/05                                     55,000          54,255

   *+ THUNDER BAY FUNDING, LLC., SECTION 4(2) / 144A
      3.09%, 07/07/05                                     14,247          14,240

   *+ TICONDEROGA FUNDING, LLC., SECTION 4(2) / 144A
      3.26%, 07/22/05                                    120,385         120,157

   *+ TRIPLE A-ONE FUNDING CORP., SECTION 4(2) / 144A
      3.15%, 07/13/05                                     23,409          23,385

    + UBS FINANCE (DELAWARE) INC.
      3.08%, 07/08/05                                    400,000         399,761
      3.11%, 07/14/05                                     28,000          27,969

    + WESTPAC CAPITAL CORP.
      3.47%, 11/28/05                                     81,000          79,851
      3.46%, 11/29/05                                     50,000          49,287

    + WESTPAC TRUST SECURITIES NZ LTD.
      3.23%, 08/11/05                                      7,800           7,771

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      3.37%, 10/27/05                                      8,000           7,913

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      3.26%, 07/26/05                                      9,150           9,129
      3.26%, 07/27/05                                    141,012         140,681
                                                                     -----------
                                                                       8,484,039
      CERTIFICATES OF DEPOSIT 27.6%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
      3.32%, 10/18/05                                     38,000          37,962
      3.58%, 12/20/05                                     50,000          50,000

      AMERICAN EXPRESS BANK FSB
      3.09%, 07/07/05                                     45,000          45,000

      AMERICAN EXPRESS CENTURION BANK
      3.20%, 07/18/05                                     75,000          75,000

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      2.77%, 07/06/05                                    173,000         173,000


 24  See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      BANK OF THE WEST
      3.33%, 09/27/05                                     48,000          48,000

      BANK OF TOKYO-MITSUBISHI, LTD.
      3.32%, 09/12/05                                    100,000         100,000

      BARCLAYS BANK PLC
      3.20%, 08/08/05                                     31,000          31,000
      3.57%, 12/19/05                                    100,000         100,000

      BNP PARIBAS
      3.30%, 09/12/05                                    280,000         280,000
      3.43%, 11/08/05                                    325,000         325,000
      3.46%, 11/28/05                                    163,000         163,000

      CALYON
      2.95%, 08/10/05                                    103,000         103,000
      3.40%, 11/10/05                                    195,000         195,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      2.72%, 07/05/05                                      9,000           9,000
      3.11%, 07/14/05                                    150,000         150,000

      CREDIT SUISSE FIRST BOSTON
      3.15%, 07/29/05                                    230,000         230,000
      3.19%, 08/09/05                                     28,000          28,000
      3.27%, 09/02/05                                    180,000         180,000

      DANSKE BANK A/S
      3.18%, 07/18/05                                    370,000         370,000
      3.23%, 07/26/05                                     15,000          15,000

      DEPFA BANK, PLC
      2.77%, 07/05/05                                     10,000          10,000
      3.11%, 09/01/05                                     56,000          56,000

      DEUTSCHE BANK, AG
      3.31%, 09/16/05                                    100,000         100,000

      DEXIA CREDIT LOCAL
      3.23%, 07/22/05                                     60,000          60,000

      DNB NOR BANK ASA
      3.25%, 09/22/05                                     20,000          20,000

    + HBOS TREASURY SERVICES, PLC
      2.72%, 07/05/05                                     72,000          72,000

      HSBC BANK, PLC
      3.11%, 07/25/05                                     95,000          95,000
      3.03%, 08/22/05                                    200,000         200,000

      HSBC BANK, USA
      3.44%, 11/21/05                                     40,000          39,996

      KBC BANK NV
      3.11%, 07/15/05                                    152,000         152,000

      LANDESBANK BADEN-WURTTEMBERG
      3.31%, 09/09/05                                    175,000         175,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      3.15%, 09/12/05                                    100,000         100,001
      3.45%, 11/14/05                                     35,000          35,000

      LLOYDS TSB BANK, PLC
      3.45%, 11/17/05                                     49,000          48,995

      MIZUHO CORP. BANK, LTD.
      3.27%, 07/22/05                                     96,000          96,000

      NORDEA BANK FINLAND, PLC
      2.71%, 07/08/05                                     50,000          50,000

      ROYAL BANK OF SCOTLAND, PLC
      2.17%, 07/01/05                                     75,000          75,000

      SKANDINAVISKA ENSKILDA BANKEN AB
      3.20%, 07/22/05                                     80,000          80,000

      SOCIETE GENERALE
      2.95%, 08/09/05                                     54,000          54,000
      3.23%, 09/23/05                                    100,000         100,000
      3.37%, 11/09/05                                     75,000          75,000
      3.51%, 12/15/05                                    155,000         155,000
      3.54%, 12/16/05                                     80,000          80,000

      SVENSKA HANDELSBANKEN AB
      3.19%, 08/10/05                                    376,500         376,500

      TORONTO DOMINION BANK
      2.73%, 07/07/05                                     31,000          31,000
      3.44%, 11/09/05                                     36,000          35,990
      3.45%, 11/28/05                                    191,000         191,000
      3.47%, 12/05/05                                     14,000          14,000

      U.S. BANK, N.A.
      3.20%, 09/15/05                                    125,000         125,000
      3.34%, 10/03/05                                    115,000         115,000
      3.32%, 10/11/05                                     75,000          75,000
      3.47%, 11/28/05                                    154,500         154,500

      UBS, AG
      2.71%, 07/08/05                                    215,000         215,000

      UNICREDITO ITALIANO SPA
      3.34%, 10/12/05                                    449,000         449,000

      WASHINGTON MUTUAL BANK, FA
      3.32%, 09/19/05                                     80,000          80,000
      3.27%, 09/26/05                                     39,000          39,000
      3.44%, 11/22/05                                     86,000          86,000

      WELLS FARGO BANK, N.A.
      3.27%, 07/12/05                                    364,000         363,999

      WILMINGTON TRUST CO.
      2.81%, 07/05/05                                     25,000          25,000
                                                                     -----------
                                                                       7,012,943


                                                         See financial notes. 25

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      BANK NOTES 2.9%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      2.98%, 08/19/05                                    200,000         200,000
      2.98%, 08/23/05                                    350,000         350,000

      LASALLE NATIONAL BANK
      3.18%, 08/01/05                                    180,000         180,000
                                                                     -----------
                                                                         730,000
      PROMISSORY NOTES 0.6%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      2.85%, 07/06/05                                     30,000          30,000
      2.93%, 07/15/05                                    120,000         120,000
                                                                     -----------
                                                                         150,000

      VARIABLE-RATE OBLIGATIONS 19.7% of net assets

    + ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
      Taxable Student Loan RB Series II-A-6
      3.32%, 07/07/05                                     27,800          27,800

      BANK OF NEW YORK CO., INC., 144A
      3.35%, 07/27/05                                     50,000          50,000

      BARCLAYS BANK, PLC
      3.00%, 07/05/05                                     90,000          89,984
      3.13%, 07/11/05                                     37,000          36,993
      3.21%, 07/21/05                                     10,000           9,998
      3.21%, 07/21/05                                    200,000         199,966
      3.26%, 07/29/05                                    260,000         259,972

      BAYERISCHE LANDESBANK GIROZENTRALE
      3.25%, 07/29/05                                     75,000          74,992

      BNP PARIBAS
      3.18%, 07/18/05                                     75,000          74,984

      CANADIAN IMPERIAL BANK OF COMMERCE
      3.28%, 07/15/05                                    100,000         100,000

    + CENTRAL BAPTIST CHURCH OF HIXSON, TENNESSEE
      3.39%, 07/07/05                                     13,000          13,000

    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Pension Bonds Series 1998
      3.34%, 07/07/05                                     40,000          40,000

    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project) Series 1997
      3.36%, 07/07/05                                      5,700           5,700

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/14/05                                    145,000         144,984

      FANNIE MAE
      2.99%, 07/05/05                                    100,000          99,983
      3.21%, 07/29/05                                    200,000         199,985

      FEDERAL HOME LOAN BANK
      3.05%, 07/05/05                                    225,000         224,970

    o GE CAPITAL ASSURANCE
      3.19%, 07/01/05                                     50,000          50,000

      GENERAL ELECTRIC CAPITAL CORP.
      3.34%, 07/18/05                                    225,000         225,000

    + HBOS TREASURY SERVICE, PLC
      3.09%, 07/05/05                                     92,000          92,000
      3.27%, 07/26/05                                     82,000          82,000

      HSH NORDBANK, AG
      3.12%, 07/11/05                                    168,000         167,989

      J.P. MORGAN SECURITIES, INC., 144A
      3.11%, 07/01/05                                    100,000         100,000

      LANDESBANK BADEN-WURTTEMBERG
      3.22%, 07/22/05                                     30,000          29,997

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C. 4(2) / 144A
      3.08%, 07/01/05                                     31,000          30,999
      3.23%, 07/19/05                                     30,000          29,998
      3.27%, 07/26/05                                     50,000          49,999
      3.29%, 07/29/05                                     40,000          39,996

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      3.17%, 07/15/05                                    127,000         126,989
      3.27%, 07/25/05                                     50,000          49,999
      3.30%, 07/26/05                                     25,000          25,000

    + LOANSTAR ASSETS PARTNERS II, L.P.
      3.32%, 07/07/05                                     25,000          25,000

    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
      3.49%, 07/07/05                                     30,000          30,000

    o METROPOLITAN LIFE INSURANCE CO.
      3.18%, 07/01/05                                    100,000         100,000
      3.16%, 07/30/05                                     50,000          50,000

    o MONUMENTAL LIFE INSURANCE CO.
      3.18%, 07/01/05                                    100,000         100,000
      3.21%, 07/01/05                                     10,000          10,000
      3.27%, 07/01/05                                    100,000         100,000

      MORGAN STANLEY
      3.13%, 07/05/05                                    140,000         140,000


26 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Taxable Economic Development
      Bonds (MSNBC CNBC Project)
      Series 1997A
      3.11%, 07/01/05                                     17,600          17,600

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      3.10%, 07/05/05                                    130,000         129,982
      3.15%, 07/12/05                                     20,000          19,999
      3.17%, 07/14/05                                     75,000          74,985

      ROYAL BANK OF CANADA
      3.20%, 07/11/05                                     40,000          40,000

      ROYAL BANK OF SCOTLAND, PLC
      3.09%, 07/05/05                                     90,000          89,988
      3.09%, 07/06/05                                    140,000         139,977
      3.24%, 07/21/05                                     20,000          20,000
      3.26%, 07/27/05                                    112,000         111,984
      3.36%, 07/29/05                                     18,000          17,998

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/15/05                                     49,125          49,120
      3.20%, 07/15/05                                     15,000          15,001
      3.21%, 07/15/05                                     20,000          20,000
      3.26%, 07/25/05                                    115,000         114,987
      3.26%, 07/25/05                                    100,000          99,998
      3.28%, 08/01/05                                     15,000          15,000

    o THE GOLDMAN SACHS GROUP, INC.
      3.18%, 07/05/05                                    102,000         102,000
      3.32%, 07/30/05                                     87,000          87,000

    o THE GOLDMAN SACHS GROUP, INC., 144A
      3.23%, 07/11/05                                    125,000         125,000

    + TOWN OF ISLIP, NEW YORK IDA, 144A
      Taxable Adjustable Rate IDRB
      (Nussdorf Associates/Quality
      King Distributions, Inc. Facility)
      Series 1992
      3.65%, 07/07/05                                      1,940           1,940

    o TRAVELERS INSURANCE CO.
      3.16%, 07/01/05                                     25,000          25,000
      3.33%, 07/20/05                                    100,000         100,000
      3.38%, 07/29/05                                     25,000          25,000

   *+ WACHOVIA ASSET SECURITIZATION, INC., 144A
      Series 2005-HM1A Class AMM
      3.29%, 07/25/05                                     40,000          40,000

      WELLS FARGO & CO., 144A
      3.19%, 07/15/05                                    120,000         120,001

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      3.26%, 07/20/05                                     42,000          42,010
      3.28%, 07/28/05                                     45,000          44,999
                                                                     -----------
                                                                       4,997,846

                                                   MATURITY AMOUNT
      SECURITY                                       ($ x 1,000)
      OTHER INVESTMENTS 16.1% of net assets

      REPURCHASE AGREEMENTS 16.1%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES LLC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $1,045,500
      3.45%, issued 06/30/05,
      due 07/01/05                                       1,025,098     1,025,000

      CREDIT SUISSE FIRST BOSTON LLC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $564,984
      3.40%, issued 06/30/05,
      due 07/01/05                                         184,920       184,902
      3.09%, issued 05/25/05,
      due 07/07/05                                         370,362       369,000

      GOLDMAN SACHS & CO.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $1,278,060
      3.45%, issued 06/30/05,
      due 07/01/05                                       1,253,120     1,253,000

      J.P. MORGAN CHASE & CO.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $357,002
      3.44%, issued 06/30/05,
      due 07/01/05                                         350,033       350,000


                                                         See financial notes. 27

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

      MORGAN STANLEY & CO. INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $613,320
      3.40%, issued 06/30/05,
      due 07/01/05                                       300,028         300,000
      3.45%, issued 06/30/05,
      due 07/01/05                                       300,029         300,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $306,001
      3.43%, issued 06/30/05,
      due 07/01/05                                       300,029         300,000
                                                                     -----------
                                                                       4,081,902

END OF INVESTMENTS.

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE                         FACE AMOUNT        VALUE
      MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)

      AT JUNE 30, 2005 PORTFOLIO HOLDINGS INCLUDED ILLIQUID
      AND/OR RESTRICTED SECURITIES AS FOLLOWS:

      BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      3.29%, 06/28/05, 07/12/05                           17,000          16,983
      3.26%, 06/22/05, 07/22/05                          100,000          99,810
                                                                     -----------
                                                                         116,793
      GE CAPITAL ASSURANCE CO.
      3.19%, 10/01/04, 07/01/05                           50,000          50,000

      METROPOLITAN LIFE INSURANCE CO., 144A
      3.16%, 12/28/00, 07/30/05                           50,000          50,000

      METROPOLITAN LIFE INSURANCE CO.
      3.18%, 02/01/05, 07/01/05                          100,000         100,000

      MONUMENTAL LIFE INSURANCE CO.
      3.18%, 10/10/96, 07/01/05                          100,000         100,000
      3.27%, 01/12/00, 07/01/05                          100,000         100,000
      3.27%, 06/10/93, 07/01/05                           10,000          10,000
                                                                     -----------
                                                                         210,000
      TRAVELERS INSURANCE CO.
      3.38%, 10/29/04, 07/29/05                           25,000          25,000
      3.16%, 01/31/05, 07/01/05                           25,000          25,000
      3.33%, 08/20/04, 07/20/05                          100,000         100,000
                                                                     -----------
                                                                         150,000
      THE GOLDMAN SACHS GROUP, INC.
      3.18%, 02/03/05, 07/05/05                          102,000         102,000
      2.85%, 01/06/05, 07/06/05                           30,000          30,000
      2.93%, 01/19/05, 07/15/05                          120,000         120,000
      3.32%, 02/22/05, 07/22/05                           87,000          87,000
                                                                     -----------
                                                                         339,000
      THE GOLDMAN SACHS GROUP, INC., 144A
      3.23%, 07/09/04, 07/11/05                          125,000         125,000


28 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value                                                $21,374,828 a
Repurchase agreements, at value                                        4,081,902 a
Receivables:
   Fund shares sold                                                      127,384
   Interest                                                               54,854
Prepaid expenses                                                   +         304
                                                                   --------------
TOTAL ASSETS                                                          25,639,272

LIABILITIES
---------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                  135,557
   Dividends to shareholders                                              28,777
   Investments bought                                                     89,984
   Investment adviser and administrator fees                                 450
   Transfer agent and shareholder service fees                               423
   Trustees' fees                                                              7
Accrued expenses                                                   +         389
                                                                   --------------
TOTAL LIABILITIES                                                        255,587

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                          25,639,272
TOTAL LIABILITIES                                                  -     255,587
                                                                   --------------
NET ASSETS                                                           $25,383,685

NET ASSETS BY SOURCE
Capital received from investors                                       25,383,788
Net realized capital losses                                                 (103)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                        SHARES
SHARE CLASS                 NET ASSETS      /      OUTSTANDING      =        NAV
Investor Shares            $22,542,705              22,542,916             $1.00
Select Shares               $1,558,706               1,558,706             $1.00
Institional Shares          $1,282,274               1,282,275             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $25,456,730. Includes restricted and/or illiquid securities worth $1,140,793, or 4.5% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $7,598,507 or 29.9% of the fund's total net assets.

  FEDERAL TAX DATA
  --------------------------------------
  COST BASIS OF PORTFOLIO    $25,456,730

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount:
    2005                            $103


                                                         See financial notes. 29

SCHWAB VALUE ADVANTAGE MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $353,297

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 42,101 a
Transfer agent and shareholder service fees:
   Investor Shares                                                        25,135 b
   Select Shares                                                           1,608 b
   Institutional Shares                                                    1,477 b
Trustees' fees                                                                47 c
Custodian and portfolio accounting fees                                    1,077
Professional fees                                                             55
Registration fees                                                            339
Shareholder reports                                                          162
Other expenses                                                        +      171
                                                                      ----------
Total expenses                                                            72,172
Expense reduction                                                     -   16,592 d
                                                                      ----------
NET EXPENSES                                                              55,580

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  353,297
NET EXPENSES                                                          -   55,580
                                                                      ----------
NET INVESTMENT INCOME                                                    297,717
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $297,717

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services 0.17% of the fund's assets. These fees are paid by Charles Schwab & Co., Inc. (Schwab)

c For the fund's independent trustees only.

d Includes $14,452 from the investment adviser (CSIM) and $2,140 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses through April 29, 2006, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.45
  Select Shares                     0.35
  Institutional Shares              0.24

  This limit excludes interest, taxes and certain non-routine expenses.


30 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/05-6/30/05     1/1/04-12/31/04
Net investment income                              $297,717            $275,461
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              297,717             275,461

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                     263,124             251,075
Select Shares                                        17,724              12,183
Institutional Shares                         +       16,869              12,203
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          297,717             275,461 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
SHARES SOLD
Investor Shares                                  10,819,847          18,381,853
Select Shares                                     1,812,737           2,590,824
Institutional Shares                         +    1,946,809           2,979,806
                                             -----------------------------------
TOTAL SHARES SOLD                                14,579,393          23,952,483

SHARES REINVESTED
Investor Shares                                     215,782             229,151
Select Shares                                        14,209              10,546
Institutional Shares                         +       13,154              10,215
                                             -----------------------------------
TOTAL SHARES REINVESTED                             243,145             249,912

SHARES REDEEMED
Investor Shares                                 (11,858,420)        (24,105,952)
Select Shares                                    (1,477,131)         (2,405,370)
Institutional Shares                         +   (1,731,290)         (2,656,903)
                                             -----------------------------------
TOTAL SHARES REDEEMED                           (15,066,841)        (29,168,225)

NET TRANSACTIONS IN FUND SHARES                    (244,303)         (4,965,830) c

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              25,627,988          30,593,818
Total decrease                               +     (244,303)         (4,965,830) d
                                             -----------------------------------
END OF PERIOD                                   $25,383,685         $25,627,988

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income               $275,461
  Long-term capital gains            $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 31

SCHWAB MONEY FUNDS

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB VALUE ADVANTAGE MONEY FUND OFFERS THREE SHARE CLASSES: Investor Shares, Select Shares and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. The Schwab Government Money and U.S. Treasury Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   SCHWAB GOVERNMENT MONEY FUND
   SCHWAB U.S. TREASURY MONEY FUND
   SCHWAB VALUE ADVANTAGE MONEY FUND
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Retirement Money Fund
   Schwab Government Cash Reserves
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves

SCHWAB MONEY FUNDS

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which the funds belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment and net realized capital gains and losses may differ for financial statement and tax purpose primarily due to differing treatments of wash sale losses and market discount.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB MONEY FUNDS

INTEREST INCOME is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Value Advantage Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. The Board noted that certain funds, including the U.S. Treasury Money Fund, had lower performance relative to their respective peer groups than other funds, and inquired as to the underlying reasons for this relative performance. The Board also requested that CSIM evaluate the reasons for such funds' relative performance, consider appropriate measures to address the performance and report the results of their findings at the next Board meeting. Following such evaluation, and based upon CSIM's agreement to perform such analyses, etc. relating to performance, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its manage-ment of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. With respect to the U.S. Treasury Money Fund, the Board also considered Schwab's agreement that that fund's net operating expenses (excluding interest, taxes and certain non-routine expenses) would not exceed 63 (sixty-three) basis points for the period July 1, 2005 until July 1, 2006. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chairman, Trustee:          Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.;
7/29/37                 Family of Funds, 1989;      Chair, Director, Charles Schwab Investment Management, Inc.; Chair, Charles
                        Investments, 1991;          Schwab Holdings (UK); Chair, Director, U.S. Trust Corp., United States Trust Co.
                        Capital Trust, 1993;        of New York, U.S. Trust Co., N.A.; CEO, Director, Charles Schwab Holdings, Inc.;
                        Annuity Portfolios, 1994.   Chair, CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                                                    Director, Charles Schwab Bank, N.A., The Charles and Helen Schwab Foundation,
                                                    All Kinds of Minds (education); Trustee, Stanford University. Until 5/04:
                                                    Director, The Gap, Inc. (clothing retailer). Until 5/03: Co-CEO, The Charles
                                                    Schwab Corp. Until 3/02: Director, Audiobase, Inc. (Internet audio solutions).
                                                    Until 5/02: Director, Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                    Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         2005 (all trusts).          EVP, President, AMPS Enterprise. Until 7/04: President, CEO, Charles Schwab
7/25/54                                             Investment Management, Inc.; VP, Charles Schwab & Co., Inc. Until 8/02:
                                                    President, Chief Investment Officer, American Century Management; Director,
                                                    American Century Companies, Inc. Until 6/01: Chief Investment Officer, Fixed
                                                    Income, American Century Companies, Inc.


OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER         President, CEO              EVP, President, Director, Charles Schwab Investment Management, Inc. Until 7/04:
5/4/55                  (all trusts).               SVP for Development and Distribution, Asset Management Products and Services
                                                    Enterprise. Until 6/03: EVP, CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment Management,
4/5/55                  Officer (all trusts).       Inc.; Chief Investment Officer, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS          SVP, Chief Investment       Since 9/04: Chief Investment Officer, Fixed Income, Charles Schwab Investment
7/10/59                 Officer (all trusts).       Management, Inc. Since 6/04: SVP, Charles Schwab Investment Management, Inc.
                                                    Until 6/04: VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER        SVP, Chief Investment       Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab Investment
9/29/63                 Officer (all trusts).       Management, Inc. Since 6/04: VP, Chief Investment Officer, Laudus Trust, Laudus
                                                    Variable Insurance Trust. Until 5/04: VP, Charles Schwab Investment Management,
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE        Chief Compliance            Since 9/04: SVP, Institutional Compliance and Chief Compliance Officer, Charles
11/11/60                Officer (all trusts).       Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus Trust,
                                                    Laudus Variable Insurance Trust. Until 9/04: VP, Charles Schwab & Co., Inc.,
                                                    Charles Schwab Investment Management, Inc. Until 2002: VP of Internal Audit,
                                                    Charles Schwab & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab Investment
3/13/61                                             Management, Inc. Until 6/98: Branch Chief in Enforcement, U.S. Securities and
                                                    Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA          Treasurer, Principal        Since 11/04: SVP, CFO, Charles Schwab Investment Management, Inc. Until 11/04:
6/9/64                  Financial Officer           SVP, Financial Reporting, Charles Schwab & Co., Inc. Until 12/99: CFO,
                        (all trusts).               Commerzbank Capital Markets. Until 9/99: Managing Director at the New York Stock
                                                    Exchange.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).          Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford University,
8/13/60                                             America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust,
                                                    Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                    (research), PMI Group, Inc. (mortgage insurance), Lucile Packard Children's
                                                    Hospital. Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                    Since 2004: Laudus Trust, Laudus Variable Insurance Trust. Until 2001: Stanford
                                                    University, Special Assistant to the President. From 1996-2001: VP of Business
                                                    Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;      CEO, Dorward & Associates (corporate management, marketing and communications
9/23/31                 Investments, 1991;          consulting). Until 1999: EVP, Managing Director, Grey Advertising. Until 1996:
                        Capital Trust, 1993;        President, CEO, Allen & Dorward Advertising.
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).          Dean Emeritus, Haas School of Business, University of California, Berkeley;
11/22/41                                            Director, Aphton Corp. (bio-pharmaceuticals); Non-Executive Chair, Solectron
                                                    Corp. (manufacturing), Mission West Properties (commercial real estate), Stratex
                                                    Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since 2004: Trustee,
                                                    Laudus Trust, Laudus Variable Insurance Trust. Until 2/04: Co-CEO, Aphton Corp.
                                                    (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial services
5/15/31                 Investments, 1991;          and investment advisory firm).
                        Capital Trust, 1993;
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisers); Trustee, Cooper
9/28/50                                             Industries (electrical products, tools and hardware); Chairman, audit committee,
                                                    Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chair, CEO,
6/28/38                 Investments, 1991;          North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (real estate investment and management, and
8/18/43                 Investments, 1991;          other investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR32957

SCHWAB ADVISOR CASH RESERVES(TM)

      SEMIANNUAL REPORT
      June 30, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion  ................................................   2

   Performance and Fund Facts  .............................................   5

   Fund Expenses  ..........................................................   6

   Financial Statements  ...................................................   7

   Financial Notes  ........................................................  17

   Investment Advisory Agreement Approval  .................................  20

   Trustees and Officers  ..................................................  23

   Glossary  ...............................................................  26

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that it's important to make sure that your cash is earning income between long-term investments by putting the money into a money market fund. While no investment is risk-free, money market funds carry, perhaps, the least amount of risk, as they generally are not as volatile as stocks or stock mutual funds. Money funds are good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

At Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in the higher tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities. In addition, several of the Schwab money funds offer share classes that carry lower expenses in exchange for higher investment minimums.

Now, as a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four during the six-month period covered in this report), yields on money market mutual funds are more attractive than they have been in many years. Not only that, but it's likely that the Fed will raise these rates again this year. Based on this expectation, we anticipate that the yields on money market funds will continue to move upwards over the next few months.

On behalf of Schwab Funds, I want to thank you for investing with us and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

On July 1, 2005, Schwab Funds launched the Schwab Target Funds(TM), a suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime. With a single investment in a Schwab Target Fund, you can avoid a common investment mistake--failing to adjust your portfolio over time.

The funds are designed to provide shareholders with investment management, asset allocation and ongoing re-allocation over time. You simply choose the fund that most closely matches the date of your retirement and our experienced portfolio managers will do the rest. They will rebalance four of the five funds from more aggressive to more conservative as you get closer to your retirement date. The fifth fund is designed to help generate income and additional growth after you've retired. It also is a good choice for investors already enjoying their retirement.

These no-load funds are a good value, as the funds have access to the lowest-priced eligible share class on the underlying Schwab affiliate funds. And because the funds invest in groups of other Schwab affiliate funds, they provide an additional layer of diversification.

At Schwab, we believe that having an asset-allocation plan that fits your retirement goals, time frame and tolerance for risk is a key element in meeting your long-term investment goals. The Schwab Target Funds are designed to help you do this. I encourage you to learn more about these funds by calling your investment manager.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Advisor Cash Reserves

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report


                                                  Schwab Advisor Cash Reserves 3

MANAGEMENT'S DISCUSSION continued

      Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation.

period at a still moderate 3.25%. The moves have had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

SCHWAB ADVISOR CASH RESERVES was positioned to take advantage of the strong likelihood that the Federal Reserve would continue to raise short-term interest rates. And, indeed, the Fed did continue to tighten, raising rates four times during the six-month report period. In this economic scenario, we continually added to our variable-rate holdings, increasing our position to 12% during the six-month report period. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. Also, we kept the fund's weighted average maturity (WAM) at approximately 40 days. Maintaining the WAM at this level provided us the flexibility desired to adapt to and respond to changes in interest rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Advisor Cash Reserves

PERFORMANCE AND FUND FACTS as of 6/30/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                          SWEEP SHARES      PREMIER SWEEP SHARES
Ticker Symbol                                SWQXX                 SWZXX
--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                            2.54%                 2.64%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD-NO WAIVER 2                  2.39%                 2.39%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                  2.57%                 2.67%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

WEIGHTED AVERAGE MATURITY                                              42 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                                  Schwab Advisor Cash Reserves 5

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                             ENDING
                                                         BEGINNING        ACCOUNT VALUE           EXPENSES
                                    EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                     (Annualized)        at 1/1/05         at 6/30/05           1/1/05-6/30/05
-----------------------------------------------------------------------------------------------------------------
SCHWAB ADVISOR CASH RESERVES(TM)
Sweep Shares
  Actual Return                          0.69%            $1,000            $1,010.40              $3.44
  Hypothetical 5% Return                 0.69%            $1,000            $1,021.37              $3.46

Premier Sweep Shares
  Actual Return                          0.59%            $1,000            $1,010.90              $2.94
  Hypothetical 5% Return                 0.59%            $1,000            $1,021.87              $2.96

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Advisor Cash Reserves

SCHWAB ADVISOR CASH RESERVES(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                1/1/05-         8/19/04 1-
SWEEP SHARES                                    6/30/05*        12/31/04
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period             1.00           1.00
                                                --------------------------------
Income from investment operations:
  Net investment income                            0.01           0.00 2
                                                --------------------------------
Less distributions:
  Dividends from net investment income            (0.01)         (0.00) 2
                                                --------------------------------
Net asset value at end of period                   1.00           1.00
                                                --------------------------------
Total return (%)                                   1.04 3         0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                           0.69 4         0.69 4
  Gross operating expenses                         0.84 4         0.85 4
  Net investment income                            2.12 4         1.30 4
  Net assets, end of period ($ x 1,000,000)       1,602          1,271

                                                1/1/05-         8/19/04 1-
PREMIER SWEEP SHARES                            6/30/05*        12/31/04
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period             1.00           1.00
                                                --------------------------------
Income from investment operations:
  Net investment income                            0.01           0.00 2
                                                --------------------------------
Less distributions:
  Dividends from net investment income            (0.01)         (0.00) 2
                                                --------------------------------
Net asset value at end of period                   1.00           1.00
                                                --------------------------------
Total return (%)                                   1.09 3         0.48 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                           0.59 4         0.59 4
  Gross operating expenses                         0.84 4         0.85 4
  Net investment income                            2.22 4         1.41 4
Net assets, end of period ($ x 1,000,000)         3,144          2,344

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                          See financial notes. 7

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities:

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 64.5%  FIXED-RATE
        OBLIGATIONS                                     3,060,622      3,060,622

 13.0%  VARIABLE-RATE
        OBLIGATIONS                                       619,330        619,330

 22.4%  OTHER INVESTMENTS                               1,063,246      1,063,246
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               4,743,198      4,743,198

  0.1%  OTHER ASSETS AND
        LIABILITIES                                                        2,642
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     4,745,840

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FIXED-RATE OBLIGATIONS 64.5% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 40.5%
      --------------------------------------------------------------------------
      AB SPINTAB
      2.95%, 08/08/05                                    17,000           16,948
      3.23%, 08/11/05                                     7,063            7,037

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      3.15%, 09/08/05                                     2,000            1,988
      3.20%, 09/12/05                                    10,000            9,936

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      3.20%, 07/20/05                                    10,000            9,983
      2.95%, 08/10/05                                     6,000            5,981

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      3.09%, 07/06/05                                    10,000            9,996
      3.09%, 07/07/05                                    32,000           31,983
      3.11%, 07/12/05                                     9,000            8,991
      3.24%, 07/27/05                                    20,000           19,953
      3.26%, 07/28/05                                     5,000            4,988

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      2.85%, 07/12/05                                     3,000            2,997
      3.15%, 09/02/05                                     5,000            4,973
      3.61%, 12/22/05                                     5,931            5,829
      3.62%, 12/22/05                                    10,000            9,828

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      3.17%, 07/11/05                                    10,000            9,991
      3.23%, 07/22/05                                    10,000            9,981
      3.23%, 08/09/05                                     8,000            7,972
      3.30%, 08/26/05                                    10,000            9,949

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      2.82%, 07/11/05                                    20,000           19,985
      2.84%, 07/14/05                                     7,872            7,864
      2.87%, 07/20/05                                     8,956            8,943
      2.87%, 07/22/05                                     2,154            2,150
      2.98%, 08/11/05                                     6,000            5,980
      2.98%, 08/12/05                                     5,000            4,983
      3.15%, 09/15/05                                    37,000           36,758
      3.25%, 09/20/05                                     4,000            3,971
      3.39%, 11/16/05                                     6,000            5,923
      3.44%, 11/18/05                                     1,000              987
      3.60%, 12/20/05                                     5,000            4,915

      BANK OF AMERICA CORP.
      3.31%, 10/06/05                                    50,000           49,561


8 See financial notes.

SCHWAB ADVISOR CASH RESERVES

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      3.43%, 09/28/05                                    13,000           12,891

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      3.29%, 07/12/05                                    13,000           12,987
      3.21%, 07/20/05                                    10,000            9,983

    * CC (USA), INC., SECTION 3C7 / 144A
      2.78%, 07/07/05                                     5,000            4,998
      3.13%, 07/22/05                                    15,000           14,973

    + CITIGROUP FUNDING, INC.
      3.11%, 07/01/05                                    45,000           45,000
      3.21%, 07/22/05                                    17,000           16,968

      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
      3.17%, 08/02/05                                    10,000            9,972
      3.27%, 09/01/05                                    25,000           24,861

   *+ CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
      3.14%, 07/11/05                                     4,552            4,548
      3.19%, 07/18/05                                    20,000           19,970
      3.11%, 07/21/05                                     2,000            1,997

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A, SECTION
      3C7 / 144A
      2.80%, 07/06/05                                     7,000            6,997
      2.81%, 07/06/05                                     3,000            2,999
      2.83%, 07/06/05                                    22,820           22,811
      3.01%, 08/18/05                                    19,923           19,844

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) / 144A
      3.09%, 07/12/05                                     1,000              999
      3.09%, 07/19/05                                    20,000           19,969
      2.95%, 08/08/05                                     1,509            1,504
      3.32%, 09/21/05                                    35,000           34,739
      3.44%, 11/16/05                                     5,000            4,935

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      3.14%, 07/12/05                                     5,469            5,464
      3.17%, 07/25/05                                    20,500           20,457
      3.17%, 07/26/05                                    12,000           11,974
      3.17%, 07/27/05                                    13,000           12,970
      3.26%, 07/28/05                                    17,100           17,058
      3.30%, 09/06/05                                    25,000           24,848
      3.30%, 09/07/05                                    50,000           49,691

    + DANSKE CORP.
      3.20%, 08/05/05                                     1,000              997

      DNB NOR BANK ASA
      3.09%, 07/14/05                                     1,700            1,698
      3.43%, 09/23/05                                     4,600            4,564

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      2.82%, 07/15/05                                     5,000            4,995

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      3.08%, 07/07/05                                     2,000            1,999
      3.09%, 07/07/05                                     6,200            6,197
      3.26%, 07/21/05                                     2,000            1,996

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      3.09%, 07/14/05                                     8,360            8,351
      3.17%, 07/27/05                                    26,000           25,941
      2.96%, 07/28/05                                     5,000            4,989
      3.23%, 09/12/05                                     3,000            2,981

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      3.18%, 07/18/05                                    20,000           19,970

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      3.05%, 07/01/05                                    10,000           10,000
      3.07%, 07/11/05                                    10,000            9,992
      3.09%, 07/20/05                                     5,000            4,992
      3.12%, 07/26/05                                     7,000            6,985
      3.44%, 09/27/05                                    17,000           16,858

      GENERAL ELECTRIC CAPITAL CORP.
      2.86%, 07/21/05                                    50,000           49,922

    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      3.24%, 07/22/05                                    10,000            9,981
      3.29%, 07/28/05                                    10,000            9,975
      3.32%, 08/01/05                                    35,000           34,900

   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
      3.60%, 12/20/05                                     9,000            8,848

    + HBOS TREASURY SERVICES, PLC
      3.09%, 07/21/05                                     1,000              998
      3.17%, 07/28/05                                    10,000            9,976
      3.20%, 08/03/05                                     2,100            2,094

      HSBC U.S.A., INC.
      3.32%, 08/01/05                                    10,000            9,972

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      3.29%, 09/07/05                                    10,000            9,938
      3.30%, 09/13/05                                     2,000            1,987
      3.45%, 11/10/05                                    10,000            9,876

    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      3.23%, 08/12/05                                     1,900            1,893

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      3.14%, 07/11/05                                     3,222            3,219
      3.16%, 07/18/05                                    53,000           52,921
      3.19%, 07/19/05                                    10,382           10,365
      3.26%, 07/25/05                                     2,000            1,996
      3.23%, 07/26/05                                    15,000           14,966


                                                          See financial notes. 9

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      2.84%, 07/15/05                                     5,000            4,995
      3.30%, 09/06/05                                     3,800            3,777
      3.38%, 11/08/05                                     7,400            7,311
      3.51%, 12/09/05                                    30,000           29,537

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      3.37%, 10/12/05                                    37,000           36,650

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      3.26%, 07/25/05                                     5,000            4,989
      3.25%, 09/20/05                                     3,841            3,813

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C., SECTION 4(2) /
      144A
      3.07%, 07/06/05                                     7,000            6,997
      3.09%, 07/14/05                                     4,000            3,996
      2.86%, 07/18/05                                    11,364           11,349
      2.88%, 07/25/05                                    19,000           18,964
      2.96%, 08/08/05                                     2,000            1,994
      2.98%, 08/08/05                                     2,000            1,994
      3.22%, 08/08/05                                     2,000            1,993
      3.15%, 09/01/05                                    10,000            9,947

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      3.43%, 09/22/05                                    39,000           38,694
      3.44%, 09/27/05                                    18,000           17,850

      MORGAN STANLEY
      3.15%, 07/19/05                                    12,000           11,981
      3.19%, 07/20/05                                    16,000           15,973
      3.23%, 07/20/05                                    25,000           24,958
      3.45%, 11/14/05                                    10,000            9,872

    * NEWCASTLE CERTIFICATES PROGRAM, SERIES 2000A
      SECTION 4(2) / 144A
      3.21%, 07/11/05                                    13,000           12,988
      3.23%, 07/13/05                                     1,000              999

   *+ PARK AVENUE RECEIVABLES CORP. L.L.C., SECTION 4(2) /
      144A
      3.26%, 07/25/05                                    10,000            9,978
      3.23%, 07/26/05                                    20,000           19,955

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      3.26%, 07/25/05                                     5,000            4,989
      3.17%, 07/26/05                                    14,111           14,080

   *+ PREFERRED RECEIVABLES FUNDING CORP., SECTION 4(2) /
      144A
      3.13%, 07/14/05                                    20,000           19,977
      3.14%, 07/15/05                                    20,000           19,976

      RABOBANK USA FUNDING CORP.
      3.19%, 07/26/05                                     1,000              998

   *+ RANGER FUNDING CO. L.L.C., SECTION 4(2) / 144A
      3.19%, 07/19/05                                    32,603           32,551

    + SAN PAOLO IMI U.S. FINANCIAL CO.
      3.09%, 07/21/05                                    27,000           26,954

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      2.81%, 07/13/05                                    10,000            9,991
      3.31%, 09/09/05                                    10,000            9,936

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      2.86%, 07/15/05                                    33,000           32,964
      3.44%, 09/26/05                                    18,000           17,852

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      2.81%, 07/01/05                                     3,000            3,000
      3.08%, 07/12/05                                    28,000           27,974
      3.09%, 07/13/05                                     5,000            4,995
      3.15%, 09/02/05                                    10,000            9,946
      3.46%, 11/21/05                                     5,000            4,932

      SKANDINAVISKA ENSKILDA BANKEN AB
      3.25%, 09/16/05                                     5,000            4,966

      SOCIETE GENERALE NORTH AMERICA, INC.
      2.73%, 07/06/05                                     9,500            9,496

      THE GOLDMAN SACHS GROUP, INC.
      3.47%, 11/21/05                                    30,000           29,594

   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
      3.09%, 07/15/05                                     3,000            2,996
      3.26%, 07/27/05                                    10,415           10,391

   *+ TICONDEROGA FUNDING, LLC., SECTION 4(2) / 144A
      3.26%, 07/22/05                                     5,000            4,991

   *+ TRIPLE A-ONE FUNDING CORP., SECTION 4(2) / 144A
      3.15%, 07/13/05                                    27,000           26,972

    + UBS FINANCE (DELAWARE) INC.
      3.08%, 07/08/05                                    25,000           24,985
      3.11%, 07/14/05                                    36,000           35,960
      3.09%, 07/22/05                                     1,500            1,497

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      2.96%, 08/01/05                                    20,343           20,292
      3.37%, 10/27/05                                     8,980            8,883

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      3.09%, 07/08/05                                     3,060            3,058
      3.13%, 07/12/05                                    25,000           24,976

   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
      3.23%, 07/22/05                                     2,348            2,344
                                                                     -----------
                                                                       1,919,133


10 See financial notes.

SCHWAB ADVISOR CASH RESERVES

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      CERTIFICATES OF DEPOSIT 22.9%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
      3.58%, 12/20/05                                    20,000           20,000

      AMERICAN EXPRESS BANK FSB
      3.09%, 07/07/05                                    10,500           10,500

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      2.77%, 07/06/05                                     3,000            3,000

      BANK OF THE WEST
      3.33%, 09/27/05                                     2,000            2,000

      BARCLAYS BANK, PLC
      2.97%, 08/11/05                                    50,000           50,000

      BNP PARIBAS
      3.30%, 09/12/05                                    18,000           18,000
      3.43%, 11/08/05                                    40,000           40,000
      3.46%, 11/28/05                                   105,000          105,000

      CALYON
      2.95%, 08/10/05                                     1,000            1,000
      3.37%, 11/09/05                                    20,000           20,000
      3.40%, 11/10/05                                    35,000           35,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      2.72%, 07/05/05                                    30,000           30,000

      CITIBANK, N.A.
      3.27%, 08/31/05                                    50,000           50,000

      CREDIT SUISSE FIRST BOSTON
      3.15%, 07/29/05                                    30,000           30,000
      3.19%, 08/09/05                                    54,000           54,000

      DANSKE BANK A/S
      3.23%, 07/26/05                                    10,000           10,000

      DEUTSCHE BANK, AG
      3.31%, 09/16/05                                    25,000           25,000

    + HBOS TREASURY SERVICES, PLC
      2.72%, 07/05/05                                    15,000           15,000

      HSBC BANK, PLC
      3.11%, 07/25/05                                    20,000           20,000
      3.03%, 08/22/05                                    35,000           35,000

      HSBC BANK, USA
      3.44%, 11/21/05                                     5,000            5,000

      KBC BANK NV
      3.14%, 07/15/05                                     2,000            2,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      3.15%, 09/12/05                                    10,000           10,000
      3.45%, 11/14/05                                    15,000           15,000

      LLOYDS TSB BANK, PLC
      3.45%, 11/17/05                                    50,000           49,995

      MIZUHO CORP. BANK, LTD.
      3.27%, 07/22/05                                     4,000            4,000
      3.21%, 08/08/05                                    15,000           15,000

      ROYAL BANK OF SCOTLAND, PLC
      3.25%, 07/28/05                                    25,000           25,000

      SKANDINAVISKA ENSKILDA BANKEN AB
      3.20%, 07/22/05                                    17,000           17,000

      SOCIETE GENERALE
      2.95%, 08/09/05                                     6,000            6,000
      3.23%, 09/23/05                                    10,000           10,000
      3.37%, 11/09/05                                     5,000            5,000
      3.51%, 12/15/05                                    45,000           45,000
      3.54%, 12/16/05                                    15,000           15,000

      SVENSKA HANDELSBANKEN AB
      3.19%, 08/10/05                                    55,000           55,000

      TORONTO DOMINION BANK
      2.73%, 07/07/05                                     5,000            5,000
      3.44%, 11/09/05                                    20,000           19,994
      3.45%, 11/28/05                                    23,000           23,000

      U.S. BANK, N.A.
      3.20%, 09/15/05                                     5,000            5,000
      3.34%, 10/03/05                                    25,000           25,000
      3.32%, 10/11/05                                     7,000            7,000
      3.45%, 11/18/05                                    10,000           10,000

      UBS, AG
      2.71%, 07/08/05                                    22,000           22,000

      UNICREDITO ITALIANO SPA
      3.34%, 10/12/05                                    43,000           43,000
      3.42%, 11/02/05                                    30,000           30,000

      WASHINGTON MUTUAL BANK, FA
      3.25%, 09/23/05                                    20,000           20,000
      3.27%, 09/26/05                                     6,000            6,000
      3.44%, 11/22/05                                    13,000           13,000

      WILMINGTON TRUST CO.
      2.81%, 07/05/05                                     5,000            5,000
                                                                     -----------
                                                                       1,086,489
      BANK NOTES 0.6%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      2.98%, 08/19/05                                     5,000            5,000
      2.98%, 08/23/05                                    25,000           25,000
                                                                     -----------
                                                                          30,000


                                                         See financial notes. 11

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      PROMISSORY NOTES 0.5%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      2.85%, 07/06/05                                    10,000           10,000
      2.93%, 07/15/05                                    15,000           15,000
                                                                     -----------
                                                                          25,000
      VARIABLE-RATE OBLIGATIONS 13.0% of net assets

      BARCLAYS BANK, PLC
      3.13%, 07/11/05                                    25,000           24,996
      3.15%, 07/18/05                                    50,000           49,983
      3.18%, 07/18/05                                    13,000           12,998
      3.21%, 07/21/05                                     5,000            4,999

      BAYERISCHE LANDESBANK GIROZENTRALE
      3.25%, 08/01/05                                    25,000           24,997

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/14/05                                    19,000           18,998

      BNP PARIBAS
      3.18%, 07/18/05                                     4,000            3,999

    + BRECKENRIDGE TERRACE L.L.C.
      3.39%, 07/07/05                                     1,000            1,000

    * CC (USA), INC., SECTION 3C7 / 144A
      3.27%, 07/22/05                                    45,000           44,998

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/11/05                                     7,500            7,500
      3.17%, 07/14/05                                    20,000           19,998

    + EAGLE COUNTY, COLORADO HOUSING FACILITIES REVENUE
      BOND
      (The Tarnes at BC LLC Project B) Series 1999
      3.39%, 07/07/05                                     2,000            2,000

    + HBOS TREASURY SERVICE, PLC
      3.09%, 07/05/05                                    22,000           22,000
      3.27%, 07/26/05                                     7,000            7,000

      HSH NORDBANK, AG
      3.12%, 07/11/05                                    44,000           43,997

      LANDESBANK BADEN-WURTTEMBERG
      3.10%, 07/07/05                                    15,000           14,998
      3.15%, 07/13/05                                    15,000           14,999
      3.22%, 07/22/05                                    20,000           19,998

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C. 4(2) / 144A
      3.08%, 07/01/05                                    19,000           18,999
      3.27%, 07/27/05                                     5,000            5,000
      3.45%, 07/29/05                                     3,000            3,000

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      3.17%, 07/15/05                                    16,000           15,999

      MORGAN STANLEY
      3.13%, 07/05/05                                    20,000           20,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      3.10%, 07/07/05                                    40,000           39,995
      3.17%, 07/14/05                                     4,000            3,999

      ROYAL BANK OF SCOTLAND, PLC
      3.24%, 07/21/05                                    20,000           20,000
      3.26%, 07/27/05                                    15,000           14,998
      3.36%, 07/29/05                                    25,000           24,997

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/15/05                                    51,000           50,995
      3.27%, 07/25/05                                     6,000            5,999

    + TENDERFOOT SEASONAL HOUSING, L.L.C.
      Series B
      3.39%, 07/07/05                                     2,885            2,885

    o THE GOLDMAN SACHS GROUP, INC.
      3.18%, 07/05/05                                    23,000           23,000
      3.32%, 07/22/05                                     5,000            5,000

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      3.26%, 07/20/05                                    25,000           25,006
                                                                     -----------
                                                                         619,330


12 See financial notes.

SCHWAB ADVISOR CASH RESERVES

                                                  MATURITY AMOUNT       VALUE
      SECURITY                                      ($ x 1,000)      ($ x 1,000)
      OTHER INVESTMENTS 22.4% of net assets

      REPURCHASE AGREEMENTS 22.4%
      --------------------------------------------------------------------------

      BANK OF AMERICA SECURITIES L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $510,000
      3.45%, issued 06/30/05,
      due 07/01/05                                        475,046        475,000
      3.30%, issued 06/28/05,
      due 07/05/05                                         25,016         25,000

      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $51,036
      3.21%, issued 06/23/05,
      due 07/07/05                                         50,062         50,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $115,512
      3.40%, issued 06/30/05,
      due 07/01/05                                        113,257        113,246

      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $408,743
      3.40%, issued 06/30/05,
      due 07/01/05                                        200,019        200,000
      3.45%, issued 06/30/05,
      due 07/01/05                                        200,019        200,000
                                                                     -----------
                                                                       1,063,246

END OF INVESTMENTS.

ISSUER                                                                  COST/
RATE, ACQUISITION DATE,                               FACE AMOUNT       VALUE
MATURITY DATE                                         ($ x 1,000)    ($ x 1,000)
AT JUNE 30, 2005, PORTFOLIO HOLDINGS INCLUDED ILLIQUID AND/OR RESTRICTED
SECURITIES AS FOLLOWS:

BLUE SPICE, L.L.C., SECTION 4(2) / 144A
3.29%, 06/28/05, 07/12/05                                  13,000         12,987
3.21%, 06/16/05, 07/20/05                                  10,000          9,983
                                                                     -----------
                                                                          22,970
THE GOLDMAN SACHS GROUP, INC.
3.18%, 02/03/05, 07/05/05                                  23,000         23,000
2.85%, 01/06/05, 07/06/05                                  10,000         10,000
2.93%, 01/19/05, 07/15/05                                  15,000         15,000
3.32%, 02/22/05, 07/22/05                                   5,000          5,000
                                                                     -----------
                                                                          53,000


                                                         See financial notes. 13

SCHWAB ADVISOR CASH RESERVES

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                $3,679,952 a
Repurchase agreements, at value                                       1,063,246 a
Receivables:
   Interest                                                               7,349
Prepaid expenses                                                  +       1,032
                                                                  -------------
TOTAL ASSETS                                                          4,751,579

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                              5,075
   Investment adviser and administrator fees                                 80
   Transfer agent and shareholder service fees                              151
   Trustees' fees                                                            25
Accrued expenses                                                  +         408
                                                                  -------------
TOTAL LIABILITIES                                                         5,739

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                          4,751,579
TOTAL LIABILITIES                                                 -       5,739
                                                                  -------------
NET ASSETS                                                           $4,745,840

NET ASSETS BY SOURCE
Capital received from investors                                       4,745,840

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                         SHARES
SHARE CLASS                    NET ASSETS     /     OUTSTANDING     =       NAV
Sweep Shares                   $1,601,957             1,601,957           $1.00
Premier Sweep Shares           $3,143,883             3,143,883           $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $4,743,198. Includes restricted and/or illiquid securities worth $75,970, or 1.6% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $1,616,926 or 34.1% of the fund's total net assets.

  FEDERAL TAX DATA
  -------------------------------------
  COST BASIS OF PORTFOLIO    $4,743,198


14 See financial notes.

SCHWAB ADVISOR CASH RESERVES

Statement of
OPERATIONS
From January 1, 2005 through June 30, 2005; unaudited.
All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $62,811

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 7,972 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                           3,398 b
   Premier Sweep Shares                                                   6,660 b
Trustees' fees                                                               20 c
Custodian and portfolio accounting fees                                     208
Professional fees                                                            21
Registration fees                                                           149
Shareholder reports                                                         301
Other expenses                                                       +        5
                                                                     ----------
Total expenses                                                           18,734
Expense reduction                                                    -    4,791 d
                                                                     ----------
NET EXPENSES                                                             13,943

INCREASE IN NET ASSETS FROM OPERATIONS
TOTAL INVESTMENT INCOME                                                  62,811
NET EXPENSES                                                         -   13,943
                                                                     ----------
NET INVESTMENT INCOME                                                    48,868
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $48,868

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $3,311 from the investment adviser (CSIM) and $1,480 from from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses through April 29, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Sweep Shares                          0.69
  Premier Sweep Shares                  0.59

  This limit excludes interest, taxes and certain non-routine expenses.


                                                      See financial notes.    15

SCHWAB ADVISOR CASH RESERVES

Statement of
CHANGES IN NET ASSETS
For the current and prior report period. The fund commenced operations on August 19, 2004. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           1/1/05-6/30/05      8/19/04-12/31/04
Net investment income                             $48,868               $12,474
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             48,868                12,474

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Sweep Shares                                       16,014                 4,518
Premier Sweep Shares                       +       32,854                 7,956
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         48,868                12,474 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                    4,409,993             3,294,040
Premier Sweep Shares                       +   10,341,794             6,173,729
                                           -------------------------------------
TOTAL SHARES SOLD                              14,751,787             9,467,769

SHARES REINVESTED
Sweep Shares                                       14,121                 4,349
Premier Sweep Shares                       +       28,993                 7,749
                                           -------------------------------------
TOTAL SHARES REINVESTED                            43,114                12,098

SHARES REDEEMED
Sweep Shares                                   (4,093,215)           (2,027,331)
Premier Sweep Shares                       +   (9,570,707)           (3,837,675)
                                           -------------------------------------
TOTAL SHARES REDEEMED                         (13,663,922)           (5,865,006)

NET TRANSACTIONS IN FUND SHARES                 1,130,979             3,614,861

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                             3,614,861                    --
Total increase                             +    1,130,979             3,614,861 c
                                           -------------------------------------
END OF PERIOD                                  $4,745,840            $3,614,861

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income           $12,474
  Long-term capital gains       $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


16 See financial notes.

SCHWAB ADVISOR CASH RESERVES

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUND OFFERS TWO SHARE CLASSES: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Retirement Money Fund
  SCHWAB ADVISOR CASH RESERVES
  Schwab Cash Reserves
  Schwab Government Cash Reserves

SCHWAB ADVISOR CASH RESERVES

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amount that it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

SCHWAB ADVISOR CASH RESERVES

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Advisor Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance.

The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                      TRUST POSITION(S);
NAME AND BIRTHDATE    TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2   Chairman, Trustee:            Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37               Family of Funds, 1989;        Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                      Investments, 1991;            Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                      Capital Trust, 1993;          Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                      Annuity Portfolios, 1994.     CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                    (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                    Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                    Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                    University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                    Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                    Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                    Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                    Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE    TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK       2005 (all trusts).            EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                             Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                    & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                    Century Management; Director, American Century Companies, Inc.
                                                    Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                    Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE    TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER       President, CEO                EVP, President, Director, Charles Schwab Investment Management,
5/4/55                (all trusts).                 Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                    Management Products and Services Enterprise. Until 6/03: EVP,
                                                    CFO, Chief Administrative Officer, U.S. Trust.
-----------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD       SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                Officer (all trusts).         Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                    Trust Co.
-----------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS        SVP, Chief Investment         Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59               Officer (all trusts).         Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                    Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                    Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER      SVP, Chief Investment         Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63               Officer (all trusts).         Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                    Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                    VP, Charles Schwab Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE      Chief Compliance              Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60              Officer (all trusts).         Officer, Charles Schwab Investment Management, Inc.; Chief
                                                    Compliance Officer, Laudus Trust, Laudus Variable Insurance Trust.
                                                    Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab Investment
                                                    Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab
                                                    & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
-----------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON        Secretary (all trusts).       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                             Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                    U.S. Securities and Exchange Commission, San Francisco.
-----------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA        Treasurer, Principal          Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                Financial Officer             Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                      (all trusts).                 Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                    Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE    TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER    2000 (all trusts).            Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
8/13/60                                             University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                    Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                    (mortgage insurance), Lucile Packard Children's Hospital.
                                                    Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                    Since 2004: Laudus Trust, Laudus Variable Insurance Trust.
                                                    Until 2001: Stanford University, Special Assistant to the President.
                                                    From 1996-2001: VP of Business Affairs, CFO.
-----------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD     Family of Funds, 1989;        CEO, Dorward & Associates (corporate management, marketing
9/23/31               Investments, 1991;            and communications consulting). Until 1999: EVP, Managing Director,
                      Capital Trust, 1993;          Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                      Annuity Portfolios, 1994.     Advertising.
-----------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER     2000 (all trusts).            Dean Emeritus, Haas School of Business, University of California,
11/22/41                                            Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                    Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                    Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                    2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                    Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
-----------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES      Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31               Investments, 1991;            services and investment advisory firm).
                      Capital Trust, 1993;
                      Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH       2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                             Trustee, Cooper Industries (electrical products, tools and hardware);
                                                    Chairman, audit committee, Northern Border Partners, L.P. (energy).
-----------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS    Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38               Investments, 1991;            Chair, CEO, North American Trust (real estate investment trust).
                      Capital Trust, 1993;
                      Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY     Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43               Investments, 1991;            management, and other investments).
                      Capital Trust, 1993;
                      Annuity Portfolios, 1994.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. BOX 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & CO., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR32959

SCHWAB CASH RESERVES

      SEMIANNUAL REPORT
      June 30, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   5

   Fund Expenses ...........................................................   6

   Financial Statements ....................................................   7

   Financial Notes .........................................................  15

   Investment Advisory Agreement Approval ..................................  18

   Trustees and Officers ...................................................  21

   Glossary ................................................................  24

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I have always believed that it's important to make sure that your cash is earning income between long-term investments by putting the money into a money market fund. While no investment is risk-free, money market funds carry, perhaps, the least amount of risk, as they generally are not as volatile as stocks or stock mutual funds. Money funds are good choices for investors who want to mitigate the potential fluctuations that may occur in their mostly stock portfolios.

At Schwab, we offer a range of money funds with distinct investment strategies. Our municipal money funds, for example, may be beneficial for those of you in the higher tax brackets. We also offer money funds for those interested in the added protection provided by a portfolio of U.S. government securities. In addition, several of the Schwab money funds offer share classes that carry lower expenses in exchange for higher investment minimums.

Now, as a result of the Federal Reserve having raised short-term interest rates eight times in the past 12 months (four during the six-month period covered in this report), yields on money market mutual funds are more attractive than they have been in many years. Not only that, but it's likely that the Fed will raise these rates again this year. Based on this expectation, we anticipate that the yields on money market funds will continue to move upwards over the next few months.

On behalf of Schwab Funds, I want to thank you for investing with us and remind you that our commitment to our shareholders will never waver.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

On July 1, 2005, Schwab Funds launched the Schwab Target Funds(TM), a suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime. With a single investment in a Schwab Target Fund, you can avoid a common investment mistake--failing to adjust your portfolio over time.

The funds are designed to provide shareholders with investment management, asset allocation and ongoing re-allocation over time. You simply choose the fund that most closely matches the date of your retirement and our experienced portfolio managers will do the rest. They will rebalance four of the five funds from more aggressive to more conservative as you get closer to your retirement date. The fifth fund is designed to help generate income and additional growth after you've retired. It also is a good choice for investors already enjoying their retirement.

These no-load funds are a good value, as the funds have access to the lowest-priced eligible share class on the underlying Schwab affiliate funds. And because the funds invest in groups of other Schwab affiliate funds, they provide an additional layer of diversification.

At Schwab, we believe that having an asset-allocation plan that fits your retirement goals, time frame and tolerance for risk is a key element in meeting your long-term investment goals. The Schwab Target Funds are designed to help you do this. I encourage you to learn more about these funds at www.schwab.com/target, or call Schwab.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Cash Reserves

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact


                                                          Schwab Cash Reserves 3

MANAGEMENT'S DISCUSSION continued

      Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation.

on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

SCHWAB CASH RESERVES was positioned to take advantage of the strong likelihood that the Federal Reserve would continue to raise short-term interest rates. And, indeed, the Fed did continue to tighten, raising rates four times during the six-month report period. In this economic scenario, we continually added to our variable-rate holdings, increasing our position to 16% during the six-month report period. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. Also, we kept the fund's weighted average maturity (WAM) at approximately 40 days. Maintaining the WAM at this level provided us the flexibility desired to adapt to and respond to expected changes in interest rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Cash Reserves

PERFORMANCE AND FUND FACTS as of 6/30/05

Ticker Symbol: SWSXX

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                          2.54%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                                               2.25%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                                                2.57%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              39 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------


  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                                          Schwab Cash Reserves 5

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                            ENDING
                                                      BEGINNING          ACCOUNT VALUE              EXPENSES
                               EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                (Annualized)          at 1/1/05           at 6/30/05             1/1/05-6/30/05
------------------------------------------------------------------------------------------------------------------
SCHWAB CASH RESERVES
   Actual Return                    0.69%              $1,000              $1,010.40                 $3.44
   Hypothetical 5% Return           0.69%              $1,000              $1,021.37                 $3.46

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Cash Reserves

SCHWAB CASH RESERVES

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                               1/1/05-       8/12/04 1-
                                               6/30/05*      12/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00          1.00
                                               -------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.01          0.00 2
                                               -------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.01)        (0.00) 2
                                               -------------------------------------------------------------------------------------
Net asset value at end of period                 1.00          1.00
                                               -------------------------------------------------------------------------------------
Total return (%)                                 1.04 3        0.46 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        0.69 4       0.69 4
   Gross operating expenses                      0.98 4       1.05 4
   Net investment income                         2.15 4       1.24 4
Net assets, end of period ($ x 1,000,000)         223          140

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                          See financial notes. 7

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

*  Asset-backed security
+  Credit-enhanced security
o  Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 71.9%  FIXED-RATE
        OBLIGATIONS                                     160,484          160,484

 17.0%  VARIABLE-RATE
        OBLIGATIONS                                      37,995           37,995

 11.1%  REPURCHASE
        AGREEMENTS                                       24,790           24,790
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               223,269          223,269

  0.0%  OTHER ASSETS AND
        LIABILITIES                                                           77
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       223,346

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FIXED-RATE OBLIGATIONS 71.9% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      43.4%
      --------------------------------------------------------------------------
      AB SPINTAB
      3.23%, 08/11/05                                     2,000            1,993

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      3.09%, 07/07/05                                     3,000            2,998

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      3.23%, 08/09/05                                     1,000              996

   *+ ATLANTIC ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      3.18%, 07/14/05                                     1,000              999

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      2.82%, 07/11/05                                     1,000              999
      3.25%, 09/20/05                                     2,000            1,986
      3.44%, 11/18/05                                     2,000            1,974

   *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
      3.16%, 07/14/05                                     1,000              999

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      3.21%, 07/20/05                                     1,000              998

    + CITIGROUP FUNDING, INC.
      3.11%, 07/01/05                                     4,000            4,000
      3.21%, 07/22/05                                     2,000            1,996

   *+ CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
      3.11%, 07/21/05                                     2,000            1,997

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
      2.80%, 07/06/05                                     1,000            1,000
      2.96%, 08/08/05                                     1,000              997

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 3C7 / 144A
      3.17%, 07/26/05                                     1,000              998
      3.44%, 11/16/05                                     1,000              987

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      3.17%, 07/25/05                                     2,000            1,996
      3.30%, 09/07/05                                     3,000            2,981

      DANSKE BANK A/S
      3.23%, 08/11/05                                     1,000              996


8 See financial notes.

SCHWAB CASH RESERVES

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      3.26%, 07/21/05                                     1,000              998

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      3.25%, 07/20/05                                     1,403            1,401
      2.96%, 07/28/05                                     1,000              998

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      3.18%, 07/18/05                                     3,500            3,495

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      3.05%, 07/01/05                                     2,000            2,000

      GENERAL ELECTRIC CAPITAL CORP.
      2.86%, 07/21/05                                     2,000            1,997

    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
      3.18%, 07/14/05                                     1,000              999

    + HBOS TREASURY SERVICES, PLC
      3.26%, 07/28/05                                     3,000            2,993

    + ING (U.S.) FUNDING, L.L.C.
      3.25%, 07/20/05                                     3,000            2,995

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      3.16%, 07/18/05                                     3,000            2,996
      3.23%, 07/26/05                                     1,000              998

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      2.84%, 07/15/05                                     1,000              999
      3.33%, 10/11/05                                     1,000              991

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      3.18%, 07/15/05                                     2,000            1,997

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C., SECTION 4(2) /
      144A
      3.07%, 07/06/05                                     3,000            2,999
      3.26%, 07/18/05                                     1,000              998
      2.88%, 07/25/05                                     1,000              998

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      3.31%, 07/27/05                                     2,000            1,995

      MORGAN STANLEY
      3.19%, 07/20/05                                     2,000            1,997
      3.23%, 07/20/05                                     2,000            1,997

   *+ PARK AVENUE RECEIVABLES CORP. L.L.C., SECTION 4(2) /
      144A
      3.14%, 07/14/05                                     2,000            1,998

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      3.20%, 08/01/05                                     1,000              997

   *+ RANGER FUNDING CO. L.L.C., SECTION 4(2) / 144A
      3.19%, 07/19/05                                     4,000            3,994

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      2.81%, 07/13/05                                     1,000              999

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      2.84%, 07/11/05                                     1,000              999
      3.33%, 09/15/05                                     1,000              993

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      3.08%, 07/12/05                                     2,000            1,998

      SKANDINAVISKA ENSKILDA BANKEN AB
      2.81%, 07/12/05                                     1,000              999
      3.25%, 08/18/05                                     1,300            1,294

   *+ THUNDER BAY FUNDING, LLC., SECTION 4(2) / 144A
      3.09%, 07/07/05                                     2,000            1,999

   *+ TICONDEROGA FUNDING, LLC., SECTION 4(2) / 144A
      3.26%, 07/22/05                                     1,000              998

    + UBS FINANCE (DELAWARE) INC.
      3.11%, 07/14/05                                     8,000            7,991

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      3.17%, 07/18/05                                     1,000              998
      3.23%, 07/21/05                                     2,000            1,996
                                                                     -----------
                                                                          96,984
      CERTIFICATES OF DEPOSIT 27.5%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
      3.58%, 12/20/05                                     2,000            2,000

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      3.46%, 11/28/05                                     5,000            5,000

      BANK OF THE WEST
      3.33%, 09/27/05                                     5,000            5,000

      BNP PARIBAS
      3.46%, 11/28/05                                     1,000            1,000

      CALYON
      2.95%, 08/10/05                                     1,000            1,000
      3.37%, 11/09/05                                     5,000            5,000
      3.40%, 11/10/05                                     3,000            3,000


                                                          See financial notes. 9

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      CANADIAN IMPERIAL BANK OF COMMERCE
      2.72%, 07/05/05                                     4,000            4,000

      CREDIT SUISSE FIRST BOSTON
      3.15%, 07/29/05                                     5,000            5,000

      DEXIA CREDIT LOCAL
      3.23%, 07/22/05                                     1,000            1,000

      DNB NOR BANK ASA
      3.25%, 09/22/05                                     3,000            3,000

      HSBC BANK, PLC
      3.11%, 07/25/05                                     2,000            2,000

      HSBC BANK, USA
      3.44%, 11/21/05                                     1,000            1,000

      MIZUHO CORP. BANK, LTD.
      3.14%, 07/19/05                                     5,000            5,000

      ROYAL BANK OF SCOTLAND, PLC
      3.25%, 07/28/05                                     1,000            1,000

      SKANDINAVISKA ENSKILDA BANKEN AB
      3.20%, 07/22/05                                     2,500            2,500

      TORONTO DOMINION BANK
      3.45%, 11/28/05                                     4,000            4,000
      3.47%, 12/05/05                                     2,000            2,000
      3.54%, 12/09/05                                     2,000            2,000

      WASHINGTON MUTUAL BANK, FA
      3.44%, 11/22/05                                     1,000            1,000

      WELLS FARGO BANK, N.A.
      3.27%, 07/12/05                                     6,000            6,000
                                                                     -----------
                                                                          61,500
      BANK NOTES 0.5%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      2.98%, 08/23/05                                     1,000            1,000

      PROMISSORY NOTES 0.5%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
      2.85%, 07/06/05                                     1,000            1,000

      VARIABLE-RATE OBLIGATIONS 17.0% of net assets

      BARCLAYS BANK, PLC
      3.15%, 07/18/05                                     5,000            4,998
      3.18%, 07/18/05                                     5,000            4,999

    o THE GOLDMAN SACHS GROUP, INC.
      3.32%, 07/22/05                                     2,000            2,000

      HSH NORDBANK, AG
      3.12%, 07/11/05                                     3,000            3,000
      3.13%, 07/11/05                                     2,000            2,000

      LANDESBANK BADEN-WURTTEMBERG
      3.15%, 07/13/05                                     3,000            3,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      3.10%, 07/07/05                                     7,000            6,999
      3.17%, 07/14/05                                     3,000            2,999

      ROYAL BANK OF SCOTLAND, PLC
      3.36%, 07/29/05                                     2,000            2,000

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      3.17%, 07/15/05                                     2,000            2,000
      3.26%, 07/25/05                                     1,000            1,000

    + TENDERFOOT SEASONAL HOUSING, L.L.C.
      Series B
      3.39%, 07/07/05                                     3,000            3,000
                                                                     -----------
                                                                          37,995

                                                MATURITY AMOUNT
      SECURITY                                    ($ x 1,000)
      OTHER INVESTMENTS 11.1% of net assets

      REPURCHASE AGREEMENTS 11.1%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collaterized by U.S. Government
      Securities with a value of $25,288
      3.40%, issued 06/30/05
      due 07/01/05                                       24,792           24,790

END OF INVESTMENTS.


10 See financial notes.

SCHWAB CASH RESERVES

ISSUER                                                                  COST/
RATE, ACQUISITION DATE,                             FACE AMOUNT         VALUE
MATURITY DATE                                       ($ x 1,000)      ($ x 1,000)
AT JUNE 30, 2005, PORTFOLIO HOLDINGS INCLUDED RESTRICTED
AND/OR ILLIQUID SECURITIES AS FOLLOWS:

THE GOLDMAN SACHS GROUP, INC.
2.85%, 01/05/05, 07/06/05                                 1,000            1,000
3.32%, 02/22/05, 07/22/05                                 2,000            2,000
                                                                     -----------
                                                                           3,000
BLUE SPICE L.L.C. SECTION 4(2) / 144A
3.21%, 06/16/05, 07/20/05                                 1,000              998


                                                         See financial notes. 11

SCHWAB CASH RESERVES

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $198,479 a
Repurchase agreements, at value                                           24,790 a
Interest receivable                                                          381
Prepaid expenses                                                      +       73
                                                                      ----------
TOTAL ASSETS                                                             223,723

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                 234
   Investment adviser and administrator fees                                   2
   Transfer agent and shareholder service fees                                 8
   Trustees' fees                                                              3
Accrued expenses                                                      +      130
                                                                      ----------
TOTAL LIABILITIES                                                            377

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             223,723
TOTAL LIABILITIES                                                     -      377
                                                                      ----------
NET ASSETS                                                              $223,346

NET ASSETS BY SOURCE
Capital received from investors                                          223,346

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$223,346           223,346           $1.00


  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $223,269. Includes illiquid and/or restricted securities worth $3,998, or 1.8% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $66,739 or 29.9% of the fund's total net assets.

  FEDERAL TAX DATA
  ----------------------------------------
  COST BASIS OF PORTFOLIO         $223,269


12 See financial notes.

SCHWAB CASH RESERVES

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                  $2,683

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    359 a
Transfer agent and shareholder service fees                                  426 b
Trustees' fees                                                                13 c
Custodian and portfolio accounting fees                                       16
Professional fees                                                             14
Registration fees                                                             19
Shareholder reports                                                           75
Other expenses                                                          +      2
                                                                        --------
Total expenses                                                               924
Expense reduction                                                       -    272 d
                                                                        --------
NET EXPENSES                                                                 652

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    2,683
NET EXPENSES                                                            -    652
                                                                        --------
NET INVESTMENT INCOME                                                      2,031
                                                                        --------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $2,031

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through April 29, 2006, to 0.69% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 13

SCHWAB CASH RESERVES

Statement of
CHANGES IN NET ASSETS
For the current and prior report periods. The fund commenced operations on August 12, 2004. All numbers x 1,000. Figures for the current period are unaudited.


OPERATIONS
---------------------------------------------------------------------------------
                                           1/1/05-6/30/05      08/12/04-12/31/04



Net investment income                              $2,031                   $521
                                           --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              2,031                    521

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                2,031                    521 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------
Shares sold                                       721,930                384,505
Shares reinvested                                   1,763                    510
Shares redeemed                            +     (640,834)              (244,528)
                                           --------------------------------------
NET TRANSACTIONS IN FUND SHARES                    82,859                140,487

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                               140,487                     --
Total increase                             +       82,859                140,487 c
                                           --------------------------------------
END OF PERIOD                                    $223,346               $140,487

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  CURRENT YEAR
  Ordinary income           $521
  Long-term capital gains    $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.


c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


14 See financial notes.

SCHWAB CASH RESERVES

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Retirement Money Fund
  Schwab Advisor Cash Reserves
  Schwab Government Cash Reserves
  SCHWAB CASH RESERVES

SCHWAB CASH RESERVES

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB CASH RESERVES

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance.

The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.


PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

TRUSTEES AND OFFICERS

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Trustee:         Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                     Family of Funds, 1989;     Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                            Investments, 1991;         Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                            Capital Trust, 1993;       Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                            Annuity Portfolios, 1994.  CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                       (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                       Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                       Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                       University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                       Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                       Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                       Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                       Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK             2005 (all trusts).         EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                                Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                       & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                       Century Management; Director, American Century Companies, Inc.
                                                       Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                       Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER             President, CEO             EVP, President, Director, Charles Schwab Investment Management,
5/4/55                      (all trusts).              Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                       Management Products and Services Enterprise. Until 6/03: EVP,
                                                       CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment      SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer (all trusts).      Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                       Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS              SVP, Chief Investment      Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                     Officer (all trusts).      Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                       Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                       Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER            SVP, Chief Investment      Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                     Officer (all trusts).      Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                       Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                       VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE            Chief Compliance           Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                    Officer (all trusts).      Officer, Charles Schwab Investment Management, Inc.; Chief
                                                       Compliance Officer, Laudus Trust, Laudus Variable Insurance Trust.
                                                       Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab Investment
                                                       Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab
                                                       & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary (all trusts).    SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                       U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA              Treasurer, Principal       Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                      Financial Officer          Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                            (all trusts).              Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                       Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).         Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
8/13/60                                                University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                       Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                       (mortgage insurance), Lucile Packard Children's Hospital.
                                                       Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                       Since 2004: Laudus Trust, Laudus Variable Insurance Trust.
                                                       Until 2001: Stanford University, Special Assistant to the President.
                                                       From 1996-2001: VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;     CEO, Dorward & Associates (corporate management, marketing
9/23/31                     Investments, 1991;         and communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;       Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                            Annuity Portfolios, 1994.  Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).         Dean Emeritus, Haas School of Business, University of California,
11/22/41                                               Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                       Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                       Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                       2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                       Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;     Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;         services and investment advisory firm).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).         Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                                Trustee, Cooper Industries (electrical products, tools and hardware);
                                                       Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;         Chair, CEO, North American Trust (real estate investment trust).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;     Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                     Investments, 1991;         management, and other investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES    Adjustable convertible extendable security
BAN     Bond anticipation note
COP     Certificate of participation
GAN     Grant anticipation note
GO      General obligation
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDRB    Industrial Development Revenue Bond
M/F     Multi-family
RAN     Revenue anticipation note
RB      Revenue bond
S/F     Single-family
TAN     Tax anticipation note
TECP    Tax-exempt commercial paper
TRAN    Tax and revenue anticipation note
VRD     Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR32958

ITEM 2: CODE OF ETHICS.

         Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

         The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a) (1)  Code of ethics - not applicable to this semi-annual report.

    (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

    (3)  Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Charles Schwab Family of Funds
               ----------------------------------

By:   /s/   Evelyn Dilsaver
    ---------------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    August 17, 2005
         ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/   Evelyn Dilsaver
    ---------------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:     August 17, 2005
          ---------------

By:   /s/  George Pereira
    --------------------------
         George Pereira
         Principal Financial Officer

Date:     August 17, 2005
          ---------------